Glossary
The following abbreviations are used in the Funds’ descriptions:
ARS—Argentine Peso
AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CLP—Chilean Peso
CNH—Chinese Renminbi
CNY—China Yuan
COP—Colombian Peso
CZK—Czech Koruna
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli Shekel
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
NOK—Norwegian Krone
NZD—New Zealand Dollar
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso
PLN—Polish Zloty
RUB—Russian Ruble
SEK—Swedish Krona
SGD—Singapore Dollar
THB—Thai Baht
TRY—Turkish Lira
TWD—New Taiwanese Dollar
USD—US Dollar
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
ABS—Asset-Backed Security

Aces—Alternative Credit Enhancements Securities
ARM—Adjustable Rate Mortgage
BABs—Build America Bonds
BTP—Buoni del Tesoro Poliennali
CLO—Collateralized Loan Obligation
CMS—Constant Maturity Swap
CMT—Constant Maturity Treasury
EMTN—Euro Medium Term Note
EONIA—Euro Overnight Index Average
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corporation
FREMF—Freddie Mac Mortgage Trust
GMTN—Global Medium Term Note
ICE—Intercontinental Exchange
IO—Interest Only (Principal amount represents notional)
iTraxx—International Credit Derivative Index
JIBAR—Johannesburg Interbank Agreed Rate
LIBOR—London Interbank Offered Rate
M—Monthly payment frequency for swaps
MTN—Medium Term Note
MUNIPSA—Municipal Swap Weekly Yield Index
OTC—Over-the-counter
PIK—Payment-in-Kind
PJSC—Public Joint-Stock Company
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
REMICS—Real Estate Mortgage Investment Conduit Security
S—Semiannual payment frequency for swaps
SLM—Student Loan Mortgage
SONIA—Sterling Overnight Index Average
STACR—Structured Agency Credit Risk
Strips—Separate Trading of Registered Interest and Principal of Securities
T—Swap payment upon termination
USAID—United States Agency for International Development
USOIS—United States Overnight Index Swap

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 98.9%
Asset-Backed Securities 24.7%
Automobiles 1.0%
Avis Budget Rental Car Funding AESOP LLC, Series 2016-01A, Class A, 144A	2.990%	06/20/22		200	$ 201,375
Drive Auto Receivables Trust, Series 2018-01, Class B	2.880	02/15/22		105	105,266
Exeter Automobile Receivables Trust, Series 2017-03A, Class A, 144A	2.050	12/15/21		41	40,940
Ford Credit Auto Owner Trust, Series 2019-01, Class A, 144A	3.520	07/15/30		4,900	5,087,123
Ford Credit Floorplan Master Owner Trust, Series 2018-04, Class A	4.060	11/15/30		3,000	3,233,078
Hertz Vehicle Financing II LP, Series 2019-02A, Class A, 144A	3.420	05/25/25		300	305,969
OneMain Direct Auto Receivables Trust,
Series 2017-01A, Class B, 144A	2.880	06/15/21		253	253,073
Series 2017-02A, Class E, 144A	4.740	11/14/25		800	813,152
Series 2019-01A, Class A, 144A	3.630	09/14/27		4,000	4,122,005
Series 2019-01A, Class B, 144A	3.950	11/14/28		900	932,063
					15,094,044
Collateralized Loan Obligations 17.6%
Allegro CLO Ltd. (Cayman Islands), Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.150%	3.453(c)	01/15/30		14,000	14,000,319
ALM Ltd. (Cayman Islands), Series 2013-08A, Class A1R, 144A, 3 Month LIBOR + 1.490%	3.793(c)	10/15/28		250	250,483
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2019-11A, Class A, 144A	—(p)	07/22/32		5,000	5,000,000
Armada Euro CLO DAC (Ireland),
Series 2018-02A, Class A1, 144A, 3 Month EURIBOR + 0.760%(Cap N/A, Floor 0.760%)	0.760(c)	11/15/31	EUR	1,500	1,657,170
Series 2018-02A, Class A3, 144A	1.500	11/15/31	EUR	500	552,560

ArrowMark Colorado Holdings (Cayman Islands), Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280%	3.583(c)	07/15/29		250	249,622
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2014-01A, Class AR2, 144A, 3 Month LIBOR + 1.260%	3.582(c)	07/16/29		750	747,868
Series 2017-08A, Class A, 144A, 3 Month LIBOR + 1.300%	3.622(c)	01/16/30		750	748,691

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Aurium CLO DAC (Ireland), Series 4A, Class A2, 144A	1.620%	01/16/31	EUR	500	$ 552,976
Ballyrock CLO Ltd. (Cayman Islands), Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.350%	3.653(c)	10/15/28		3,000	2,998,954
Battalion CLO Ltd. (Cayman Islands), Series 2015-08A, Class A1R, 144A, 3 Month LIBOR + 1.340%	3.640(c)	07/18/30		750	749,562
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2013-IIA, Class A1R, 144A, 3 Month LIBOR + 1.250%	3.553(c)	07/15/29		750	750,060
BlueMountain CLO Ltd. (Cayman Islands), Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.330%	3.633(c)	04/13/27		683	682,851
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-01A, Class BR, 144A, 3 Month LIBOR + 1.350%	3.653(c)	01/17/28		1,000	977,947
Burnham Park CLO Ltd. (Cayman Islands), Series 2016-01A, Class A, 144A, 3 Month LIBOR + 1.430%	3.708(c)	10/20/29		500	501,512
Canyon Capital CLO Ltd. (Cayman Islands), Series 2015-01A, Class AS, 144A, 3 Month LIBOR + 1.250%	3.553(c)	04/15/29		250	249,185
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 0.970%	3.273(c)	04/17/31		2,500	2,474,361
Series 2015-05A, Class A1R, 144A, 3 Month LIBOR + 1.320%	3.598(c)	01/20/32		6,000	6,000,173
Carlyle US CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1B, 144A, 3 Month LIBOR + 1.230%	3.508(c)	04/20/31		250	249,143
Series 2017-02A, Class A1B, 144A, 3 Month LIBOR + 1.220%	3.498(c)	07/20/31		500	498,493
Series 2017-04A, Class A1, 144A, 3 Month LIBOR + 1.180%	3.483(c)	01/15/30		1,250	1,244,341
Catamaran CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1AR, 144A, 3 Month LIBOR + 1.260%	3.538(c)	04/22/30		2,500	2,489,163
Series 2014-02A, Class A1R, 144A, 3 Month LIBOR + 1.400%	3.700(c)	10/18/26		178	178,269

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

CIFC Funding Ltd. (Cayman Islands), Series 2014-05A, Class A1R2, 144A, 3 Month LIBOR + 1.200%	3.503%(c)	10/17/31		9,750	$ 9,698,316
CVC Cordatus Loan Fund DAV (Ireland), Series 03A, Class A2RR, 144A	1.750	08/15/32	EUR	2,300	2,558,181
Elevation CLO Ltd. (Cayman Islands),
Series 2014-02A, Class A1R, 144A, 3 Month LIBOR + 1.230%	3.533(c)	10/15/29		500	498,373
Series 2015-04A, Class AR, 144A, 3 Month LIBOR + 0.990%	3.290(c)	04/18/27		9,010	9,004,856
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.220%	3.523(c)	07/15/30		750	747,733
Ellington CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.700%	4.218(c)	02/15/29		4,000	4,009,410
Series 2019-04A, Class A, 144A, 3 Month LIBOR + 1.840%	4.143(c)	04/15/29		12,850	12,895,503

Flatiron CLO Ltd. (Cayman Islands), Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 0.890%	3.193(c)	04/15/27		1,515	1,514,873
Greenwood Park CLO Ltd. (Cayman Islands), Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010%	3.313(c)	04/15/31		2,500	2,466,404
Greywolf CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.180%	3.458(c)	10/20/31		5,000	4,967,918
Hayfin Emerald CLO DAC (Ireland), Series 01A, Class A2, 144A, 3 Month EURIBOR + 1.090% (Cap N/A, Floor 1.090%)	1.090(c)	09/06/31	EUR	2,000	2,228,234
Highbridge Loan Management Ltd. (Cayman Islands), Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000%	3.565(c)	02/05/31		250	247,664
HPS Loan Management Ltd. (Cayman Islands), Series 15A-19, Class A1, 144A	—(p)	07/22/32		5,000	5,000,000
ICG US CLO Ltd. (Cayman Islands),
Series 2014-03A, Class A1RR, 144A, 3 Month LIBOR + 1.030%	3.306(c)	04/25/31		3,500	3,444,708
Series 2017-02A, Class A1, 144A, 3 Month LIBOR + 1.280%	3.539(c)	10/23/29		1,250	1,246,370

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Jamestown CLO Ltd. (Cayman Islands),
Series 2016-09A, Class A1B, 144A, 3 Month LIBOR + 1.500%	3.778%(c)	10/20/28		750	$ 749,515
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.470% (Cap N/A, Floor 1.470%)	3.893(c)	04/20/32		2,250	2,251,309

Jubilee CLO BV (Netherlands), Series 2016-17A, Class A2R, 144A, 3 Month EURIBOR + 1.150% (Cap 2.200%, Floor 1.150%)	1.150(c)	04/15/31	EUR	3,700	4,123,131
KKR CLO Ltd. (Cayman Islands),
Series 11, Class AR, 144A, 3 Month LIBOR + 1.180%	3.483(c)	01/15/31		1,250	1,240,836
Series 18, Class A, 144A, 3 Month LIBOR + 1.270%	3.570(c)	07/18/30		750	748,854

Mariner CLO Ltd. (Cayman Islands), Series 2018-05A, Class A, 144A, 3 Month LIBOR + 1.110%	3.386(c)	04/25/31		4,000	3,971,024
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.120%	3.398(c)	04/21/31		1,350	1,334,494
Series 2018-08A, Class A1, 144A, 3 Month LIBOR + 1.150%	3.670(c)	02/20/31		1,500	1,490,766
Series 2018-08A, Class B, 144A, 3 Month LIBOR + 1.650%	4.170(c)	02/20/31		1,500	1,478,343

Mountain View CLO LLC (Cayman Islands), Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.210%	3.532(c)	01/16/31		1,000	991,581
Mountain View CLO Ltd. (Cayman Islands), Series 2015-09A, Class A1R, 144A, 3 Month LIBOR + 1.120%	3.423(c)	07/15/31		5,000	4,941,812
OCP CLO Ltd. (Cayman Islands),
Series 2014-05A, Class A1R, 144A, 3 Month LIBOR + 1.080%	3.347(c)	04/26/31		5,000	4,956,924
Series 2017-13A, Class A1A, 144A, 3 Month LIBOR + 1.260%	3.563(c)	07/15/30		750	750,007
OZLM Ltd. (Cayman Islands),
Series 2014-09A, Class A1AR, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)	3.558(c)	10/20/31		8,000	7,969,370
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250%	3.516(c)	10/30/30		1,000	998,893
Series 2016-15A, Class A1, 144A, 3 Month LIBOR + 1.490%	3.768(c)	01/20/29		1,250	1,249,144

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
OZLM Ltd. (Cayman Islands), (cont’d.)
Series 2019-24A, Class A1A, 144A	— %(p)	07/20/32	5,000	$5,000,000

Palmer Square CLO Ltd. (Cayman Islands), Series 2015-01A, Class A1R2, 144A, 3 Month LIBOR + 1.220%	3.742(c)	05/21/29	9,000	9,014,478
Palmer Square Loan Funding Ltd. (Cayman Islands), Series 2019-03A, Class A1, 144A, 3 Month LIBOR + 0.850%	—(p)	08/20/27	10,000	10,000,000
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.220%	3.748(c)	11/14/29	1,000	996,697
Series 2018-01A, Class A1A, 144A, 3 Month LIBOR + 1.280%	3.558(c)	10/20/31	9,000	8,978,123

Regatta Funding Ltd. (Cayman Islands), Series 2017-01A, Class A, 144A, 3 Month LIBOR + 1.250%	3.553(c)	10/17/30	500	497,649
Romark CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.175%	3.451(c)	07/25/31	500	495,295
Shackleton CLO Ltd. (Cayman Islands),
Series 2014-05RA, Class A, 144A, 3 Month LIBOR + 1.100%	3.665(c)	05/07/31	3,000	2,979,311
Series 2015-07RA, Class A1, 144A, 3 Month LIBOR + 1.170%	3.473(c)	07/15/31	3,750	3,715,366
Series 2017-11A, Class A, 144A, 3 Month LIBOR + 1.270%	3.788(c)	08/15/30	500	501,504

Silver Creek CLO Ltd. (Cayman Islands), Series 2014-01A, Class AR, 144A, 3 Month LIBOR + 1.240%	3.518(c)	07/20/30	500	498,962
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.070%	3.337(c)	01/26/31	1,500	1,487,126
Series 2014-03RA, Class A1, 144A, 3 Month LIBOR + 1.250%	3.509(c)	10/23/31	7,250	7,215,258
Series 2016-02A, Class AR, 144A, 3 Month LIBOR + 1.290%	3.568(c)	10/20/28	2,250	2,249,836
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.280%	3.556(c)	07/25/30	1,000	998,683
Series 2019-01A, Class A, 144A, 3 Month LIBOR + 1.370%	3.648(c)	01/20/32	6,600	6,617,366

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

St. Paul’s CLO DAC (Netherlands), Series 07A, Class B2R, 144A	2.400%	04/30/30	EUR	1,000	$ 1,104,480
TCW CLO Ltd. (Cayman Islands), Series 2019-01A, Class B, 144A, 3 Month LIBOR + 2.000%	4.679(c)	02/15/29		5,000	4,999,635
Telos CLO Ltd. (Cayman Islands),
Series 2013-03A, Class AR, 144A, 3 Month LIBOR + 1.300%	3.603(c)	07/17/26		250	249,917
Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240%	3.543(c)	01/17/30		1,500	1,494,809
Trinitas CLO Ltd. (Cayman Islands),
Series 2015-03A, Class BR, 144A, 3 Month LIBOR + 1.400%	3.703(c)	07/15/27		2,000	1,981,056
Series 2017-06A, Class A, 144A, 3 Month LIBOR + 1.320%	3.596(c)	07/25/29		750	750,292
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.210%	3.486(c)	01/25/31		1,000	991,906
Series 2017-07A, Class B, 144A, 3 Month LIBOR + 1.600%	3.876(c)	01/25/31		750	737,220

Tryon Park CLO Ltd. (Cayman Islands), Series 2013-01A, Class A2R, 144A, 3 Month LIBOR + 1.500%	3.803(c)	04/15/29		1,500	1,479,627
Venture CLO Ltd. (Cayman Islands),
Series 2014-19A, Class ARR, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 1.260%)	3.563(c)	01/15/32		3,250	3,244,835
Series 2015-21A, Class AR, 144A, 3 Month LIBOR + 0.880%	3.183(c)	07/15/27		250	249,881

Voya CLO Ltd. (Cayman Islands), Series 2013-01A, Class A1AR, 144A, 3 Month LIBOR + 1.210%	3.513(c)	10/15/30		2,250	2,243,566
Voya Euro CLO DAC (Ireland), Series 01A, Class A, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.750(c)	10/15/30	EUR	2,500	2,763,610
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.320%	3.598(c)	04/20/29		500	499,530
Series 2017-02A, Class A1, 144A, 3 Month LIBOR + 1.250%	3.528(c)	10/20/29		1,000	997,235
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150%	3.453(c)	01/17/31		1,000	992,787
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.100%	3.403(c)	07/17/31		5,000	4,934,356

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Wellfleet CLO Ltd. (Cayman Islands), (cont’d.)
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.200%	3.478%(c)	10/20/31	3,000	$ 2,974,683
Series 2018-03A, Class A1A, 144A, 3 Month LIBOR + 1.250%	3.528(c)	01/20/32	2,750	2,732,945
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.340%	—(p)	07/20/32	5,000	5,000,000
York CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 1.150%	3.428(c)	01/22/31	750	745,030
Series 2019-01A, Class A1, 144A	—(p)	07/22/32	5,000	5,000,000
Zais CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.370%	3.673(c)	07/15/29	1,000	1,002,425
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290%	3.593(c)	04/15/30	750	753,007
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.200%	3.478(c)	07/20/31	5,000	4,921,764
				257,668,499
Consumer Loans 1.2%
Lendmark Funding Trust,
Series 2017-02A, Class C, 144A	4.330	05/20/26	1,000	1,001,455
Series 2018-01A, Class A, 144A	3.810	12/21/26	1,800	1,831,642
Series 2018-02A, Class A, 144A	4.230	04/20/27	1,100	1,136,212
Series 2019-01A, Class A, 144A	3.000	12/20/27	2,500	2,489,782

Mariner Finance Issuance Trust, Series 2019-AA, Class A, 144A	2.960	07/20/32	800	798,498
OneMain Financial Issuance Trust,
Series 2016-01A, Class A, 144A	3.660	02/20/29	139	140,041
Series 2017-01A, Class B, 144A	2.790	09/14/32	100	99,634
Series 2017-01A, Class C, 144A	3.350	09/14/32	100	99,966
Series 2018-01A, Class A, 144A	3.300	03/14/29	500	505,224
Oportun Funding LLC,
Series 2017-A, Class A, 144A	3.230	06/08/23	500	499,143
Series 2017-B, Class A, 144A	3.220	10/10/23	800	800,856
Series 2018-A, Class A, 144A	3.610	03/08/24	1,990	2,010,189
Series 2018-B, Class A, 144A	3.910	07/08/24	850	861,099
Series 2018-B, Class B, 144A	4.500	07/08/24	250	252,469
Series 2018-C, Class A, 144A	4.100	10/08/24	1,100	1,123,632
Series 2018-C, Class B, 144A	4.590	10/08/24	500	510,433
Series 2018-D, Class A, 144A	4.150	12/09/24	800	819,224

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Consumer Loans (cont’d.)
Oportun Funding LLC, (cont’d.)
Series 2018-D, Class B, 144A	4.830%	12/09/24	500	$ 511,792
Series 2019-A, Class A, 144A	3.080	08/08/25	1,700	1,699,652
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850%	5.116(c)	02/25/23	440	440,689
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650%	4.916(c)	08/25/25	800	802,777
				18,434,409
Credit Cards 0.2%
Citibank Credit Card Issuance Trust, Series 2018-A07, Class A7	3.960	10/13/30	2,100	2,329,809
Home Equity Loans 0.4%
ABFC Trust, Series 2003-AHL01, Class A1	4.184	03/25/33	71	71,811
ACE Securities Corp. Home Equity Loan Trust, Series 2003-OP01, Class M1, 1 Month LIBOR + 1.050%	3.316(c)	12/25/33	173	173,600
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE07, Class M1, 1 Month LIBOR + 0.975%	3.300(c)	12/15/33	131	132,061
Bear Stearns Asset-Backed Securities Trust, Series 2003-02, Class A3, 1 Month LIBOR + 1.500%	3.766(c)	03/25/43	313	315,251
Chase Funding Loan Acquisition Trust, Series 2004-OPT01, Class M1, 1 Month LIBOR + 0.855%	3.121(c)	06/25/34	1,008	1,001,295
Home Equity Asset Trust, Series 2003-08, Class M1, 1 Month LIBOR + 1.080%	3.346(c)	04/25/34	490	493,581
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-HE03, Class A3, 1 Month LIBOR + 1.040%	3.306(c)	10/25/33	1,055	1,060,657
Series 2003-NC10, Class M1, 1 Month LIBOR + 1.020%	3.286(c)	10/25/33	182	180,957

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Home Equity Loans (cont’d.)

Option One Mortgage Acceptance Corp., Asset-Backed Certificates, Series 2003-06, Class A2, 1 Month LIBOR + 0.660%	2.926%(c)	11/25/33	1,021	$ 1,012,479
RAMP Trust, Series 2005-EFC03, Class M5, 1 Month LIBOR + 0.640%	3.226(c)	08/25/35	1,400	1,411,020
				5,852,712
Other 0.8%
Park Avenue Funding Trust, Series 2019-02, Class PT, 144A^	—(p)	11/27/20	4,760	4,760,000
PNMAC FMSR Issuer Trust, Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350%	4.616(c)	04/25/23	1,420	1,420,255
TH MSR Issuer Trust, Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800%	5.066(c)	06/25/24	5,150	5,165,439
				11,345,694
Residential Mortgage-Backed Securities 2.1%
CIT Mortgage Loan Trust, Series 2007-01, Class 1A, 144A, 1 Month LIBOR + 1.350%	3.616(c)	10/25/37	657	665,085
Countrywide Asset-Backed Certificates, Series 2003-BC02, Class 2A1, 1 Month LIBOR + 0.600%	2.866(c)	06/25/33	121	116,666
Credit Suisse Mortgage Trust,
Series 2016-RPL01, Class A1, 144A, 1 Month LIBOR + 3.150%	5.552(c)	12/26/46	391	391,947
Series 2018-RPL08, Class A1, 144A	4.125(cc)	07/25/58	2,042	2,057,548
Series 2019-06R, 144A	—(p)	10/25/46	4,490	4,485,115

CWABS, Inc., Asset-Backed Certificates Trust, Series 2004-04, Class 1A, 1 Month LIBOR + 0.420%	2.686(c)	08/25/34	1,045	997,412
Legacy Mortgage Asset Trust,
Series 2017-RPL01, Class A, 144A, 1 Month LIBOR + 1.750%	4.152(c)	01/28/70	243	246,948
Series 2019-GS01, Class A1, 144A	4.000	01/25/59	1,016	1,028,621
Series 2019-GS02, Class A1, 144A	3.750	01/25/59	1,236	1,244,285
Series 2019-GS03, Class A1, 144A	3.750	04/25/59	583	589,552

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Legacy Mortgage Asset Trust, (cont’d.)
Series 2019-GS04, Class A1, 144A	3.438%	05/25/59		1,970	$ 1,977,916
Series 2019-SL01, Class A, 144A	4.000(cc)	12/28/54		800	802,456

Mill City Mortgage Loan Trust, Series 2018-01, Class A1, 144A	3.250(cc)	05/25/62		1,011	1,021,869
Structured Asset Investment Loan Trust,
Series 2003-BC02, Class A3, 1 Month LIBOR + 0.700%	2.966(c)	04/25/33		133	130,735
Series 2003-BC09, Class 3A3, 1 Month LIBOR + 0.700%	2.966(c)	08/25/33		53	52,818
Series 2004-08, Class A8, 1 Month LIBOR + 1.000%	3.266(c)	09/25/34		1,342	1,347,786

TFS (Spain), Series 2018-03, Class A1, 1 Month EURIBOR + 2.900%	2.900(c)	03/16/23	EUR	2,901	3,205,138
Towd Point Mortgage Trust,
Series 2017-04, Class A1, 144A	2.750(cc)	06/25/57		673	673,131
Series 2017-06, Class A1, 144A	2.750(cc)	10/25/57		852	853,771
Series 2018-02, Class A1, 144A	3.250(cc)	03/25/58		3,016	3,051,028
Series 2018-03, Class A1, 144A	3.750(cc)	05/25/58		3,365	3,472,741
Series 2018-05, Class A1, 144A	3.250(cc)	07/25/58		808	818,108
Series 2018-06, Class A1A, 144A	3.750(cc)	03/25/58		1,876	1,921,456
					31,152,132
Student Loans 1.4%
Earnest Student Loan Program LLC, Series 2016-D, Class A1, 144A, 1 Month LIBOR + 1.400%	3.804(c)	01/25/41		18	18,534
Laurel Road Prime Student Loan Trust,
Series 2018-A, Class A, 144A	3.278	02/25/43		1,440	1,764,844
Series 2018-C, Class A, 144A	3.534(cc)	08/25/43		2,484	2,552,600
Series 2018-D, Class A, 144A	3.855	11/25/43		4,286	4,465,882
Series 2019-A, Class R, 144A, IO	—(p)	10/25/48		5,500	378,464

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Student Loans (cont’d.)

SLM Student Loan Trust, Series 2004-02X, Class A6, 3 Month EURIBOR + 0.550%(Cap N/A, Floor 0.000%)	0.177%(c)	07/25/39	EUR	2,100	$ 2,248,650
Sofi Alternative Trust, Series 2019-B, Class PT, 144A	—(p)	12/15/45		9,145	9,598,760
					21,027,734

Total Asset-Backed Securities (cost $363,060,715)					362,905,033
Bank Loans 0.2%
Computers 0.0%
McAfee LLC,
Second Lien Initial Loan, 1 Month LIBOR + 8.500%	10.741(c)	09/29/25		131	132,453
Term B USD Loan, 1 Month LIBOR + 3.750%	5.991(c)	09/30/24		226	225,893
					358,346
Mining 0.1%
Aleris International, Inc., Initial Term Loan, 1 Month LIBOR + 4.750%	6.984(c)	02/27/23		1,861	1,864,005
Pharmaceuticals 0.1%
Ceva Sante Animale SA (France), Term Loan, 3 Month EURIBOR + 4.750%	4.750(c)	04/10/26	EUR	1,075	1,197,741

Total Bank Loans (cost $3,402,652)					3,420,092
Certificate of Deposit 0.3%
Sumitomo Mitsui Banking Corp., 3 Month LIBOR + 0.350% (cost $4,990,257)	2.690(c)	07/12/21		5,000	4,999,977
Commercial Mortgage-Backed Securities 12.8%
BANK,
Series 2017-BNK05, Class A4	3.131	06/15/60		1,000	1,036,094
Series 2017-BNK06, Class A4	3.254	07/15/60		800	835,690
Series 2017-BNK08, Class A3	3.229	11/15/50		675	702,081
Series 2018-BN10, Class A4	3.428	02/15/61		4,800	5,056,262
Series 2019-BN17, Class A3	3.456	04/15/52		4,200	4,443,565

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
BANK, (cont’d.)
Series 2019-BN18, Class A3	3.325%	05/15/62	1,800	$1,889,840

BBCCRE Trust, Series 2015-GTP, Class A, 144A	3.966	08/10/33	7,425	7,932,371
BBCMS Mortgage Trust, Series 2018-TALL, Class D, 144A, 1 Month LIBOR + 1.449%	3.774(c)	03/15/37	4,500	4,507,019
Benchmark Mortgage Trust,
Series 2018-B08, Class A4	3.963	01/15/52	5,200	5,705,663
Series 2018-B08, Class A5	4.232	01/15/52	9,400	10,530,044
Series 2019-B10, Class A3	3.455	03/15/62	3,100	3,275,858

CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class XCP, IO, 144A	1.406(cc)	12/15/37	174,020	2,060,414
CD Mortgage Trust,
Series 2017-CD04, Class A3	3.248	05/10/50	600	625,129
Series 2017-CD05, Class A3	3.171	08/15/50	800	828,840
Series 2017-CD06, Class A4	3.190	11/13/50	1,650	1,713,924
CFCRE Commercial Mortgage Trust,
Series 2016-C04, Class A4	3.283	05/10/58	600	621,413
Series 2016-C07, Class A2	3.585	12/10/54	1,800	1,907,733
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class A4	3.575	05/10/47	91	95,380
Series 2016-C02, Class A3	2.575	08/10/49	6,200	6,199,582
Series 2016-C03, Class A3	2.896	11/15/49	700	713,772
Series 2016-GC37, Class A4	3.314	04/10/49	600	626,014
Series 2017-C04, Class A3	3.209	10/12/50	1,150	1,194,953
Series 2017-P07, Class XC, IO	0.326(cc)	04/14/50	16,000	328,885
Series 2017-P08, Class A3	3.203	09/15/50	1,600	1,667,546
Series 2018-B02, Class A3	3.744	03/10/51	2,900	3,127,048
Series 2018-C06, Class A3	4.145	11/10/51	4,300	4,786,646
Series 2019-SMRT, Class D, 144A	4.745(cc)	01/10/24	400	423,990
CityLine Commercial Mortgage Trust,
Series 2016-CLNE, Class B, 144A	2.778(cc)	11/10/31	300	300,033
Series 2016-CLNE, Class C, 144A	2.778(cc)	11/10/31	100	98,942

COMM Mortgage Trust, Series 2012-CR01, Class XA, IO	1.861(cc)	05/15/45	1,041	44,844
Commercial Mortgage Trust,
Series 2012-CR04, Class A2	1.801	10/15/45	4,413	4,376,294
Series 2014-CR15, Class XB, IO, 144A	0.024(cc)	02/10/47	157,461	144,911
Series 2014-UBS05, Class A4	3.838	09/10/47	400	425,588
Series 2015-CR26, Class A4	3.630	10/10/48	50	53,055
Series 2015-LC21, Class A4	3.708	07/10/48	90	95,586
Series 2015-PC01, Class A5	3.902	07/10/50	1,490	1,593,861
Series 2016-COR01, Class A3	2.826	10/10/49	700	708,041

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
Commercial Mortgage Trust, (cont’d.)
Series 2016-DC02, Class A5	3.765%	02/10/49	275	$ 292,940
Series 2017-COR02, Class A2	3.239	09/10/50	1,725	1,789,649

Credit Suisse Mortgage Capital Certificates, Series 2019-ICE04, Class E, 144A, 1 Month LIBOR + 2.150%	4.475(c)	05/15/36	3,300	3,320,637
Credit Suisse Mortgage Trust,
Series 2016-NXSR, Class A4	3.795(cc)	12/15/49	3,407	3,634,467
Series 2017-LSTK, Class B, 144A	3.030	04/05/33	500	499,539
Series 2017-LSTK, Class C, 144A	3.229	04/05/33	300	299,483
CSAIL Commercial Mortgage Trust,
Series 2015-C03, Class A4	3.718	08/15/48	1,700	1,801,739
Series 2018-CX12, Class A3	3.959	08/15/51	1,900	2,066,904
Series 2019-C15, Class A3	3.779	03/15/52	6,000	6,471,919
DBJPM Mortgage Trust,
Series 2016-C03, Class A4	2.632	08/10/49	400	401,048
Series 2017-C06, Class A4	3.071	06/10/50	600	618,095

DBWF Mortgage Trust, Series 2016-85T, Class D, 144A	3.808(cc)	12/10/36	200	203,712
Eleven Madison Mortgage Trust, Series 2015-11MD, Class C, 144A	3.555(cc)	09/10/35	250	257,891
Fannie Mae-Aces, Series 2015-M07, Class AB2	2.502	12/25/24	248	253,308
FHLMC Multifamily Structured Pass-Through Certificates,
Series K006, Class AX1, IO	0.905(cc)	01/25/20	6,182	11,679
Series K007, Class X1, IO	1.033(cc)	04/25/20	5,537	22,345
Series K008, Class X1, IO	1.503(cc)	06/25/20	1,105	10,107
Series K018, Class X1, IO	1.334(cc)	01/25/22	2,815	71,424
Series K020, Class X1, IO	1.398(cc)	05/25/22	1,770	58,075
Series K025, Class X1, IO	0.828(cc)	10/25/22	6,263	144,705
Series K069, Class X1, IO	0.369(cc)	09/25/27	6,994	193,335
Series K090, Class X1, IO	0.705(cc)	02/25/29	16,197	970,879
Series K093, Class X1, IO	0.952(cc)	05/25/29	13,198	1,035,226
Series K735, Class X1, IO	1.103(cc)	05/25/26	9,000	516,282
Series Q001, Class XA, IO	2.244(cc)	02/25/32	15,435	2,130,485
GS Mortgage Securities Trust,
Series 2014-GC20, Class XB, IO	0.436(cc)	04/10/47	15,000	294,417
Series 2017-GS06, Class A2	3.164	05/10/50	700	725,327
Series 2017-GS07, Class A3	3.167	08/10/50	1,180	1,222,470
Series 2017-GS08, Class A3	3.205	11/10/50	1,400	1,446,019
Series 2019-GC38, Class A3	3.703	02/10/52	6,400	6,902,794
IMT Trust,
Series 2017-APTS, Class AFX, 144A	3.478	06/15/34	140	146,013

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Mortgage-Backed Securities (Continued)
IMT Trust, (cont’d.)
Series 2017-APTS, Class XFLC, IO, 144A	— %(p)	06/15/34		205,315	$ 452
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class A5	3.672	11/15/47		1,400	1,480,487
Series 2015-C29, Class A4	3.611	05/15/48		1,890	1,999,648
Series 2015-C31, Class A3	3.801	08/15/48		1,475	1,577,056
Series 2016-C01, Class A5	3.576	03/15/49		600	634,576
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C05, Class A4	3.414	03/15/50		4,350	4,571,162
Series 2017-C07, Class A4	3.147	10/15/50		1,100	1,141,858

JPMorgan Chase Commercial Mortgage Securities Corp., Series 2018-AON, Class E, 144A	4.613(cc)	07/05/31		5,400	5,637,655
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C20, Class A3	2.988	02/15/48		1,025	1,050,485
Series 2016-C029, Class A3	3.058	05/15/49		2,750	2,826,381
Series 2016-C30, Class A4	2.600	09/15/49		6,400	6,390,795
Series 2016-C30, Class A5	2.860	09/15/49		350	354,696
Series 2017-C33, Class A4	3.337	05/15/50		1,200	1,253,798
Morgan Stanley Capital I Trust,
Series 2015-UBS08, Class A3	3.540	12/15/48		4,550	4,798,676
Series 2015-UBS08, Class A4	3.809	12/15/48		1,770	1,893,989
Series 2017-H01, Class A4	3.259	06/15/50		600	623,958
Series 2017-HR02, Class A3	3.330	12/15/50		2,000	2,087,455
Series 2018-H04, Class A3	4.043	12/15/51		1,500	1,652,793
Series 2019-H06, Class A3	3.158	06/15/52		1,600	1,651,184

Natixis Commercial Mortgage Securities Trust, Series 2019-LVL, Class A, 144A	3.885	08/15/38		4,750	5,129,474
Salus European Loan Conduit DAC (United Kingdom), Series 33A, Class A, 144A, 3 Month GBP LIBOR + 1.500% (Cap 5.000%, Floor 0.000%)	2.322(c)	01/23/29	GBP	2,000	2,447,277
UBS Commercial Mortgage Trust,
Series 2017-C02, Class A3	3.225	08/15/50		1,100	1,142,405
Series 2017-C07, Class A3	3.418	12/15/50		2,100	2,208,867
Series 2018-C08, Class A3	3.720	02/15/51		2,700	2,897,152
Series 2018-C10, Class A3	4.048	05/15/51		1,400	1,540,843
Series 2018-C14, Class A3	4.180	12/15/51		3,250	3,615,639
Wells Fargo Commercial Mortgage Trust,
Series 2016-LC24, Class A3	2.684	10/15/49		1,500	1,511,505
Series 2017-C040, Class A3	3.317	10/15/50		350	365,609
Series 2017-C39, Class A4	3.157	09/15/50		1,400	1,445,539
Series 2017-RB01, Class A4	3.374	03/15/50		875	918,624
Series 2018-C43, Class XB, IO	0.367(cc)	03/15/51		51,500	1,592,735

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Mortgage-Backed Securities (Continued)
Wells Fargo Commercial Mortgage Trust, (cont’d.)
Series 2018-C46, Class XB, IO	0.372%(cc)	08/15/51		104,789	$ 3,296,599

Total Commercial Mortgage-Backed Securities (cost $180,698,074)					188,229,196
Convertible Bond 0.1%
Investment Companies
Aabar Investments PJS (United Arab Emirates), Sr. Unsec’d. Notes, EMTN (cost $1,025,251)	0.500	03/27/20	EUR	900	968,212
Corporate Bonds 29.2%
Advertising 0.0%
National CineMedia LLC, Sr. Sec’d. Notes	6.000	04/15/22		604	608,530
Aerospace & Defense 0.5%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	7.875	04/15/27		2,750	2,784,375
Sr. Unsec’d. Notes, 144A	8.750	12/01/21		1,675	1,825,750

General Dynamics Corp., Gtd. Notes	3.000	05/11/21		1,255	1,274,422
Rockwell Collins, Inc., Sr. Unsec’d. Notes	2.800	03/15/22		1,480	1,494,967
					7,379,514
Agriculture 0.1%
BAT Capital Corp. (United Kingdom), Gtd. Notes	2.297	08/14/20		1,220	1,217,098
Philip Morris International, Inc., Sr. Unsec’d. Notes	4.125	05/17/21		100	102,977
					1,320,075
Airlines 0.1%
American Airlines 2013-2 Class A Pass-Through Trust, Pass-Through Certificates	4.950	07/15/24		99	104,209

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Airlines (cont’d.)
Delta Air Lines, Inc., Sr. Unsec’d. Notes	3.400%	04/19/21	1,725	$ 1,742,287
United Airlines 2014-1 Class A Pass-Through Trust, Pass-Through Certificates, Series A	4.000	10/11/27	125	131,169
				1,977,665
Auto Manufacturers 0.9%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.410%	2.750(c)	04/12/21	230	230,335
Gtd. Notes, 144A	3.100	04/12/21	305	307,993
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A	2.200	05/05/20	210	209,359
Gtd. Notes, 144A	3.100	05/04/20	550	552,007
Gtd. Notes, 144A	3.350	05/04/21	915	926,783

Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.350	11/01/22	7,665	7,657,269
General Motors Co., Sr. Unsec’d. Notes	6.600	04/01/36	70	79,710
General Motors Financial Co., Inc.,
Gtd. Notes, 3 Month LIBOR + 0.850%	3.161(c)	04/09/21	720	720,635
Gtd. Notes	3.550	04/09/21	545	552,621
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A	3.875	11/13/20	825	838,807
Gtd. Notes, 144A	4.000	11/12/21	1,060	1,092,855
				13,168,374
Auto Parts & Equipment 0.0%
Adient US LLC, Sr. Sec’d. Notes, 144A(a)	7.000	05/15/26	600	609,000
Banks 8.5%
Agence Francaise de Developpement EPIC (France), Sr. Unsec’d. Notes	1.625	01/21/20	1,000	996,966
Banco de Credito del Peru (Peru), Sr. Unsec’d. Notes, 144A	2.250	10/25/19	200	199,250
Banco do Brasil SA (Brazil), Gtd. Notes	3.875	10/10/22	3,440	3,499,168
Banco Nacional de Costa Rica (Costa Rica), Sr. Unsec’d. Notes	5.875	04/25/21	2,150	2,200,525

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Banco Santander SA (Spain),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%	3.460%(c)	04/12/23	200	$ 200,940
Sr. Unsec’d. Notes	3.848	04/12/23	600	622,207
Bank of America Corp.,
Jr. Sub. Notes, Series DD	6.300(ff)	–(rr)	40	44,800
Sr. Unsec’d. Notes	3.004(ff)	12/20/23	447	453,202
Sr. Unsec’d. Notes, GMTN	3.300	01/11/23	125	128,284
Sr. Unsec’d. Notes, GMTN	3.593(ff)	07/21/28	530	552,791
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30	1,350	1,361,067
Sr. Unsec’d. Notes, MTN	3.499(ff)	05/17/22	2,465	2,507,802
Sr. Unsec’d. Notes, MTN	3.824(ff)	01/20/28	675	715,248
Sr. Unsec’d. Notes, MTN	4.125	01/22/24	250	266,852
Sr. Unsec’d. Notes, MTN	4.271(ff)	07/23/29	2,325	2,540,306
Sub. Notes, MTN	4.450	03/03/26	6,500	7,001,404
Sub. Notes, Series L, MTN	3.950	04/21/25	300	314,228

Bank of Montreal (Canada), Sr. Unsec’d. Notes, MTN	2.900	03/26/22	815	825,704
Bank of New York Mellon Corp. (The), Jr. Sub. Notes, Series F	4.625(ff)	–(rr)	125	125,625
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	4.375	01/12/26	200	206,550
Sr. Unsec’d. Notes, MTN	4.338(ff)	05/16/24	1,400	1,438,394

BB&T Corp., Jr. Sub. Notes	4.800(ff)	–(rr)	1,785	1,768,935
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A	3.375	01/09/25	695	706,632
Sr. Unsec’d. Notes, 144A, MTN	3.800	01/10/24	350	363,767

Branch Banking & Trust Co., Sr. Unsec’d. Notes	2.850	04/01/21	550	554,074
Citibank NA, Sr. Unsec’d. Notes	3.050	05/01/20	3,700	3,716,602
Citigroup, Inc.,
Jr. Sub. Notes, Series Q	5.950(ff)	–(rr)	235	239,418
Jr. Sub. Notes, Series R	6.125(ff)	–(rr)	105	108,391
Sr. Unsec’d. Notes	3.200	10/21/26	2,495	2,549,814
Sr. Unsec’d. Notes	3.520(ff)	10/27/28	990	1,021,826
Sub. Notes	4.400	06/10/25	210	223,600
Sub. Notes	4.450	09/29/27	6,500	7,008,067
Sub. Notes	4.600	03/09/26	165	178,258
Sub. Notes	4.750	05/18/46	455	516,585

Corp. Financiera de Desarrollo SA (Peru), Sr. Unsec’d. Notes	4.750	02/08/22	500	522,505

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)

Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	3.450%	04/16/21	250	$ 253,558
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.290%	3.855(c)	02/04/21	1,150	1,143,624
Sr. Unsec’d. Notes	4.250	02/04/21	1,545	1,562,172
Sr. Unsec’d. Notes, GMTN	3.375	05/12/21	315	313,564
Sr. Unsec’d. Notes, Series D	5.000	02/14/22	750	776,295
Development Bank of Japan, Inc. (Japan),
Gov’t. Gtd. Notes, 144A, MTN	3.125	09/06/23	1,000	1,034,605
Gov’t. Gtd. Notes, EMTN	2.750	09/16/25	2,000	2,045,901
Dexia Credit Local SA (France),
Gov’t. Liquid Gtd. Notes	1.875	01/29/20	500	498,727
Gov’t. Liquid Gtd. Notes	2.250	02/18/20	250	249,839
Gov’t. Liquid Gtd. Notes, 144A	1.875	09/15/21	500	497,804
Gov’t. Liquid Gtd. Notes, 144A	2.875	01/29/22	2,500	2,547,618
Gov’t. Liquid Gtd. Notes, 144A, MTN	3.250	09/26/23	750	782,253
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series M	5.375(ff)	–(rr)	175	176,540
Sr. Unsec’d. Notes	3.500	01/23/25	515	532,284
Sr. Unsec’d. Notes	3.850	01/26/27	800	839,348
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	1,345	1,448,655
Sr. Unsec’d. Notes, EMTN	2.500(cc)	05/31/24	1,000	1,023,748
Sr. Unsec’d. Notes, MTN	2.905(ff)	07/24/23	1,400	1,410,584
Sr. Unsec’d. Notes, Series D, MTN	6.000	06/15/20	755	778,095
Sub. Notes	5.150	05/22/45	125	144,865
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.600%	3.120(c)	05/18/21	1,125	1,126,399
Sr. Unsec’d. Notes, 3 Month LIBOR + 2.240%	4.693(c)	03/08/21	200	205,755

ING Groep NV (Netherlands), Sr. Unsec’d. Notes(a)	3.550	04/09/24	600	621,007
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF	5.000(ff)	–(rr)	1,515	1,530,150
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%	5.736(c)	–(rr)	143	143,715
Jr. Sub. Notes, Series X	6.100(ff)	–(rr)	125	133,437
Sr. Unsec’d. Notes	3.509(ff)	01/23/29	375	390,834
Sr. Unsec’d. Notes	3.625	05/13/24	350	367,932
Sr. Unsec’d. Notes(a)	3.782(ff)	02/01/28	4,500	4,782,248
Sr. Unsec’d. Notes	3.964(ff)	11/15/48	845	905,157
Sr. Unsec’d. Notes	4.005(ff)	04/23/29	1,550	1,671,205
Sr. Unsec’d. Notes	4.452(ff)	12/05/29	6,920	7,732,128
Sub. Notes	4.250	10/01/27	215	234,261

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)

JPMorgan Chase Bank NA, Sr. Unsec’d. Notes	3.086%(ff)	04/26/21	3,000	$ 3,014,046
KeyCorp, Sr. Unsec’d. Notes, MTN	5.100	03/24/21	400	417,153
Lloyds Bank PLC (United Kingdom), Gtd. Notes, 144A, MTN	5.800	01/13/20	375	380,469
Lloyds Banking Group PLC (United Kingdom), Sr. Unsec’d. Notes	3.750	01/11/27	800	811,657
MFB Magyar Fejlesztesi Bank Zrt (Hungary), Gov’t. Gtd. Notes	6.250	10/21/20	3,310	3,457,560
Mitsubishi UFJ Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	3.761	07/26/23	1,930	2,017,310
Morgan Stanley,
Jr. Sub. Notes, Series H, 3 Month LIBOR + 3.610%	5.913(c)	–(rr)	75	75,187
Sr. Unsec’d. Notes, GMTN	3.750	02/25/23	390	405,871
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	4,280	4,486,597
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	1,150	1,271,975
Sr. Unsec’d. Notes, MTN	3.591(ff)	07/22/28	640	664,733
Sub. Notes, GMTN	4.350	09/08/26	5,505	5,903,029

PNC Bank NA, Sub. Notes	4.200	11/01/25	350	378,884
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, GMTN, 3 Month LIBOR + 0.390%	2.656(c)	04/30/21	1,440	1,444,212
Sr. Unsec’d. Notes, GMTN	3.200	04/30/21	13,126	13,341,467

Santander UK PLC (United Kingdom), Sr. Unsec’d. Notes	2.375	03/16/20	240	239,826
State Bank of India (India), Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.950%	3.253(c)	04/06/20	1,000	1,001,194
Sumitomo Mitsui Banking Corp. (Japan), Bank Gtd. Notes, 3 Month LIBOR + 0.350%	2.653(c)	01/17/20	1,325	1,326,623
UBS Group Funding Switzerland AG (Switzerland), Gtd. Notes, 144A	3.000	04/15/21	390	393,168
Wells Fargo & Co., Sr. Unsec’d. Notes	2.500	03/04/21	75	75,256
				124,690,311

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Beverages 0.1%
Central American Bottling Corp. (Guatemala), Gtd. Notes, 144A	5.750%	01/31/27		200	$ 208,252
Keurig Dr. Pepper, Inc., Gtd. Notes	3.551	05/25/21		615	626,383
					834,635
Biotechnology 0.1%
Amgen, Inc., Sr. Unsec’d. Notes	3.875	11/15/21		250	257,230
Celgene Corp., Sr. Unsec’d. Notes	4.550	02/20/48		1,040	1,192,338
					1,449,568
Building Materials 0.3%
Griffon Corp., Gtd. Notes	5.250	03/01/22		1,100	1,095,875
Martin Marietta Materials, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.500%	2.887(c)	12/20/19		1,015	1,015,758
U.S. Concrete, Inc., Gtd. Notes	6.375	06/01/24		1,000	1,040,000
Vulcan Materials Co., Sr. Unsec’d. Notes	4.700	03/01/48		995	1,015,500
					4,167,133
Chemicals 0.8%
Braskem Finance Ltd. (Brazil), Gtd. Notes	5.375	05/02/22		200	209,502
CNAC HK Finbridge Co. Ltd. (China),
Gtd. Notes	1.750	06/14/22	EUR	390	446,193
Gtd. Notes	3.500	07/19/22		3,460	3,481,465
Gtd. Notes	4.125	03/14/21		1,000	1,015,010

Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.125	11/15/21		100	103,259
DuPont de Nemours, Inc., Sr. Unsec’d. Notes	3.766	11/15/20		435	442,410
LyondellBasell Industries NV, Sr. Unsec’d. Notes	6.000	11/15/21		350	373,253
Mexichem SAB de CV (Mexico), Gtd. Notes, 144A	4.875	09/19/22		290	304,068

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Chemicals (cont’d.)
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A	4.875%	06/01/24		1,800	$ 1,854,360
Sr. Unsec’d. Notes, 144A	5.250	08/01/23		1,000	1,017,500

Sasol Financing International Ltd. (South Africa), Gtd. Notes	4.500	11/14/22		600	617,549
Sasol Financing USA LLC (South Africa), Gtd. Notes	5.875	03/27/24		1,200	1,285,847
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	3.450	08/01/25		85	87,635
TPC Group, Inc., Sr. Sec’d. Notes, 144A	10.500	08/01/24		525	554,080
					11,792,131
Commercial Services 1.0%
Central Nippon Expressway Co. Ltd. (Japan),
Sr. Unsec’d. Notes	2.241	02/16/21		1,400	1,394,376
Sr. Unsec’d. Notes	2.849	03/03/22		2,000	2,016,140

Georgetown University (The), Unsec’d. Notes, Series A	5.215	10/01/2118		785	979,722
Loxam SAS (France),
Sr. Sec’d. Notes, 144A	2.875	04/15/26	EUR	700	766,802
Sr. Sub. Notes, 144A	4.500	04/15/27	EUR	800	868,765

Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes, 144A(a)	5.000	04/15/22		3,000	2,995,350
SNCF Reseau (France),
Sr. Unsec’d. Notes, EMTN	1.375	10/11/19		1,000	997,920
Sr. Unsec’d. Notes, EMTN	2.000	10/13/20		2,000	1,995,100

United Rentals North America, Inc., Gtd. Notes	4.625	10/15/25		2,200	2,233,000
University of Notre Dame du Lac, Unsec’d. Notes	3.394	02/15/48		400	413,766
					14,660,941
Computers 0.9%
Dell International LLC/EMC Corp., Gtd. Notes, 144A	5.875	06/15/21		2,686	2,732,423
EMC Corp., Sr. Unsec’d. Notes	2.650	06/01/20		300	298,348
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 144A	2.100	10/04/19		650	649,345

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Computers (cont’d.)
IBM Credit LLC,
Sr. Unsec’d. Notes	2.650%	02/05/21	5,000	$ 5,023,191
Sr. Unsec’d. Notes	3.450	11/30/20	4,240	4,303,173
				13,006,480
Diversified Financial Services 1.6%
American Express Co., Sr. Unsec’d. Notes	3.375	05/17/21	3,280	3,337,830
Avolon Holdings Funding Ltd. (Ireland), Gtd. Notes, 144A	5.500	01/15/23	1,150	1,229,465
BOC Aviation Ltd. (Singapore), Sr. Unsec’d. Notes, EMTN	2.375	09/15/21	1,303	1,287,628
Capital One Financial Corp., Sr. Unsec’d. Notes	3.450	04/30/21	3,445	3,495,728
CDP Financial, Inc. (Canada),
Gtd. Notes, 144A	3.150	07/24/24	2,000	2,102,123
Gtd. Notes, 144A	4.400	11/25/19	3,925	3,950,351
CPPIB Capital, Inc. (Canada),
Gtd. Notes, 144A, MTN	2.750	11/02/27	250	258,985
Gtd. Notes, 144A, MTN	3.125	09/25/23	1,500	1,564,237

Credit Suisse International (United Kingdom), Sub. Notes, Series E^	2.104(s)	12/15/20	861	842,466
Discover Financial Services, Sr. Unsec’d. Notes	5.200	04/27/22	400	427,448
Jefferies Financial Group, Inc., Sr. Unsec’d. Notes	5.500	10/18/23	100	108,167
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A(a)	8.125	07/15/23	1,075	1,116,656
Gtd. Notes, 144A	9.125	07/15/26	1,130	1,183,675

Navient Solutions LLC, Sr. Unsec’d. Notes	3.253(s)	10/03/22	1,405	1,305,822
Ontario Teachers’ Finance Trust (Canada),
Gov’t. Gtd. Notes, 144A	2.125	09/19/22	250	250,380
Gov’t. Gtd. Notes, 144A	2.750	04/16/21	250	252,794

Private Export Funding Corp., Sr. Unsec’d. Notes, 144A	2.650	02/16/21	200	201,602
				22,915,357

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric 1.7%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates), Sr. Unsec’d. Notes, EMTN	5.875%	12/13/21	4,200	$ 4,509,750
AES Panama SRL (Panama), Sr. Unsec’d. Notes, 144A	6.000	06/25/22	825	845,633
Calpine Corp.,
Sr. Sec’d. Notes, 144A	6.000	01/15/22	1,321	1,330,908
Sr. Unsec’d. Notes	5.500	02/01/24	1,000	1,000,000
Sr. Unsec’d. Notes	5.750	01/15/25	1,525	1,516,917

Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes, Series C	4.300	12/01/56	25	27,612
Enel Finance International NV (Italy), Gtd. Notes, 144A	2.875	05/25/22	515	518,091
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, 144A, MTN	6.350	08/10/28	425	454,394
Sr. Unsec’d. Notes, 144A	5.750	01/26/21	800	802,000
Sr. Unsec’d. Notes, 144A	7.125	02/11/25	475	492,813

FirstEnergy Corp., Sr. Unsec’d. Notes, Series B	3.900	07/15/27	505	533,727
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	4.350	01/15/25	125	134,228
Hydro-Quebec (Canada),
Gov’t. Gtd. Notes	8.050	07/07/24	545	689,778
Gov’t. Gtd. Notes	8.400	01/15/22	1,074	1,229,601
Gov’t. Gtd. Notes	9.400	02/01/21	478	527,284
Gov’t. Gtd. Notes, Series HH	8.500	12/01/29	375	569,860
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A	5.000	11/12/24	2,000	2,173,000
Sr. Sec’d. Notes, 144A	9.375	01/28/20	1,265	1,307,441
Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28	320	334,570

Monongahela Power Co., First Mortgage, 144A	4.100	04/15/24	425	453,577
Nova Scotia Power Finance Corp. (Canada), Gov’t. Gtd. Notes	9.400	04/01/21	1,400	1,559,988
Progress Energy, Inc., Sr. Unsec’d. Notes	4.400	01/15/21	300	306,867
Sempra Energy, Sr. Unsec’d. Notes	4.000	02/01/48	580	586,993

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Electric (cont’d.)
State Grid Overseas Investment 2016 Ltd. (China),
Gtd. Notes, 144A, MTN	2.250%	05/04/20		2,000	$ 1,994,980
Gtd. Notes, EMTN	2.750	05/04/22		250	250,318
					24,150,330
Engineering & Construction 0.1%
GMR Hyderabad International Airport Ltd. (India), Sr. Sec’d. Notes, 144A	4.250	10/27/27		200	184,512
Mexico City Airport Trust (Mexico), Sr. Sec’d. Notes, 144A	4.250	10/31/26		620	617,681
					802,193
Entertainment 0.4%
Codere Finance 2 Luxembourg SA (Spain), Sr. Sec’d. Notes	6.750	11/01/21	EUR	1,600	1,793,340
CPUK Finance Ltd. (United Kingdom), Sec’d. Notes, 144A	4.250	02/28/47	GBP	100	122,894
Eldorado Resorts, Inc., Gtd. Notes	7.000	08/01/23		1,000	1,045,000
Scientific Games International, Inc.,
Gtd. Notes	6.250	09/01/20		500	500,625
Gtd. Notes	6.625	05/15/21		1,400	1,417,500
Gtd. Notes	10.000	12/01/22		822	856,951
Gtd. Notes, 144A	8.250	03/15/26		500	535,140
					6,271,450
Foods 0.2%
JBS USA LUX SA/JBS USA Finance, Inc., Gtd. Notes, 144A	5.875	07/15/24		3,000	3,082,500
Picard Groupe SAS (France), Sr. Sec’d. Notes, 144A, 3 Month EURIBOR + 3.000% (Cap N/A, Floor 3.000%)	3.000(c)	11/30/23	EUR	425	461,301
					3,543,801

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Forest Products & Paper 0.0%
Georgia-Pacific LLC, Gtd. Notes, 144A	5.400%	11/01/20		200	$ 207,321
Inversiones CMPC S.A. Branch (Chile), Gtd. Notes, 144A	4.500	04/25/22		210	217,728
					425,049
Gas 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.625	05/20/24		1,525	1,618,406
Healthcare-Products 0.2%
Abbott Laboratories, Sr. Unsec’d. Notes	2.900	11/30/21		380	384,821
Becton Dickinson & Co., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.875%	3.194(c)	12/29/20		1,778	1,778,444
Medtronic Global Holdings SCA,
Gtd. Notes	1.625	03/07/31	EUR	300	369,601
Gtd. Notes	2.250	03/07/39	EUR	300	390,856

Stryker Corp., Sr. Unsec’d. Notes	2.125	11/30/27	EUR	430	544,479
					3,468,201
Healthcare-Services 0.6%
Advocate Health & Hospitals Corp., Sr. Unsec’d. Notes	3.829	08/15/28		1,175	1,274,998
CHS/Community Health Systems, Inc., Sec’d. Notes, 144A	8.125	06/30/24		100	76,000
Cigna Holding Co., Gtd. Notes	4.500	03/15/21		100	102,595
HCA, Inc.,
Gtd. Notes	5.375	02/01/25		425	459,621
Gtd. Notes	7.500	02/15/22		200	221,440

Indiana University Health, Inc. Obligated Group, Sec’d. Notes	3.970	11/01/48		800	897,191
Tenet Healthcare Corp.,
Sr. Unsec’d. Notes(a)	6.750	06/15/23		2,175	2,232,094
Sr. Unsec’d. Notes	8.125	04/01/22		3,000	3,206,250
					8,470,189

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Holding Companies-Diversified 0.1%
CK Hutchison International 17 Ltd. (Hong Kong), Gtd. Notes, 144A(a)	2.875%	04/05/22	1,000	$ 1,003,355
Hutchison Whampoa International Ltd. (Hong Kong), Gtd. Notes, 144A	5.750	09/11/19	350	351,075
				1,354,430
Home Builders 1.2%
Beazer Homes USA, Inc., Gtd. Notes	8.750	03/15/22	3,250	3,366,415
Brookfield Residential Properties, Inc. (Canada), Gtd. Notes, 144A	6.500	12/15/20	250	250,000
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada), Gtd. Notes, 144A	6.125	07/01/22	2,700	2,727,324
KB Home, Gtd. Notes	7.000	12/15/21	325	349,375
Lennar Corp., Gtd. Notes	4.125	01/15/22	400	408,500
M/I Homes, Inc., Gtd. Notes	6.750	01/15/21	875	881,563
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	6.875	12/15/23	1,500	1,556,250
Meritage Homes Corp., Gtd. Notes	6.000	06/01/25	750	815,625
New Home Co., Inc. (The), Gtd. Notes	7.250	04/01/22	1,600	1,528,000
Taylor Morrison Communities, Inc.,
Gtd. Notes	6.625	05/15/22	750	775,875
Gtd. Notes, 144A	5.875	06/15/27	1,325	1,384,625

TRI Pointe Group, Inc., Gtd. Notes	4.875	07/01/21	350	357,000
William Lyon Homes, Inc.,
Gtd. Notes	5.875	01/31/25	500	500,000
Gtd. Notes	6.000	09/01/23	1,050	1,057,875
Gtd. Notes	7.000	08/15/22	2,000	2,003,000
				17,961,427
Home Furnishings 0.0%
Whirlpool Corp., Sr. Unsec’d. Notes	4.700	06/01/22	100	105,551

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Housewares 0.1%
Newell Brands, Inc., Sr. Unsec’d. Notes	4.000%	06/15/22	100	$ 101,767
Scotts Miracle-Gro Co. (The), Gtd. Notes	6.000	10/15/23	1,500	1,552,500
				1,654,267
Insurance 0.1%
Arch Capital Finance LLC, Gtd. Notes	4.011	12/15/26	135	145,095
AXIS Specialty Finance LLC, Gtd. Notes	5.875	06/01/20	250	256,833
Lincoln National Corp., Sr. Unsec’d. Notes	6.250	02/15/20	600	611,335
Markel Corp., Sr. Unsec’d. Notes	4.900	07/01/22	250	265,176
				1,278,439
Iron/Steel 0.2%
ABJA Investment Co. Pte Ltd. (India), Gtd. Notes	4.850	01/31/20	2,200	2,207,330
Lodging 0.5%
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Sr. Sec’d. Notes, 144A	6.750	11/15/21	2,700	2,759,454
Marriott International, Inc., Sr. Unsec’d. Notes	3.250	09/15/22	100	101,690
MGM Resorts International, Gtd. Notes	6.000	03/15/23	2,000	2,170,000
Sands China Ltd. (Macau), Sr. Unsec’d. Notes	5.125	08/08/25	300	329,790
Studio City Co., Ltd. (Macau),
Sr. Sec’d. Notes	5.875	11/30/19	2,200	2,209,944
Sr. Sec’d. Notes, 144A	7.250	11/30/21	200	205,770
				7,776,648
Machinery-Diversified 0.0%
CNH Industrial Capital LLC,
Gtd. Notes	4.375	11/06/20	200	204,038
Gtd. Notes	4.875	04/01/21	75	77,594

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Machinery-Diversified (cont’d.)

Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21		100	$ 104,954
					386,586
Media 1.0%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes	5.250	03/15/21		1,200	1,206,480
Sr. Unsec’d. Notes	5.250	09/30/22		913	923,271
Sr. Unsec’d. Notes, 144A	5.125	05/01/23		2,500	2,559,750
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	5.375	05/01/47		85	89,476
Sr. Sec’d. Notes	6.384	10/23/35		60	70,815
Sr. Sec’d. Notes	6.484	10/23/45		70	82,639
Sr. Sec’d. Notes	6.834	10/23/55		20	24,306
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes, 144A	9.250	02/15/24		725	786,625
Gtd. Notes, Series B	6.500	11/15/22		1,000	1,021,000

Comcast Corp., Gtd. Notes	4.250	10/15/30		335	375,046
CSC Holdings LLC,
Gtd. Notes, 144A	5.375	07/15/23		1,425	1,461,480
Sr. Unsec’d. Notes, 144A	5.125	12/15/21		2,350	2,350,000

DISH DBS Corp., Gtd. Notes	5.125	05/01/20		1,500	1,516,875
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	6.750	09/15/22		324	329,832
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes	4.875	01/15/27	GBP	1,275	1,598,895
					14,396,490
Miscellaneous Manufacturing 0.0%
Textron, Inc., Sr. Unsec’d. Notes	3.650	03/01/21		25	25,411
Multi-National 1.5%
African Development Bank (Supranational Bank), Sr. Unsec’d. Notes, EMTN, 6 Month LIBOR + 0.650%^	2.020(c)	02/01/27		3,000	2,870,400

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Multi-National (cont’d.)
Asian Development Bank (Supranational Bank),
Sr. Unsec’d. Notes	5.820%	06/16/28	3,000	$ 3,811,062
Sr. Unsec’d. Notes	6.375	10/01/28	1,080	1,428,731
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes	2.125	09/27/21	865	852,224
Sr. Unsec’d. Notes	2.750	01/06/23	800	803,024
Sr. Unsec’d. Notes	3.250	02/11/22	1,000	1,014,760
Sr. Unsec’d. Notes	4.375	06/15/22	1,100	1,155,363
Inter-American Development Bank (Supranational Bank),
Notes	6.800	10/15/25	500	629,310
Sr. Unsec’d. Notes	7.000	06/15/25	600	755,072
Unsec’d. Notes	6.950	08/01/26	500	642,023
Unsec’d. Notes, MTN	6.750	07/15/27	1,895	2,466,161
North American Development Bank (Supranational Bank),
Sr. Unsec’d. Notes	2.400	10/26/22	3,000	3,010,414
Sr. Unsec’d. Notes	4.375	02/11/20	2,600	2,625,201
				22,063,745
Oil & Gas 1.8%
Anadarko Finance Co., Gtd. Notes, Series B	7.500	05/01/31	250	331,872
Antero Resources Corp., Gtd. Notes	5.375	11/01/21	2,775	2,739,424
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Sr. Unsec’d. Notes, 144A	7.000	11/01/26	100	80,000
Sr. Unsec’d. Notes, 144A	10.000	04/01/22	1,250	1,234,375

Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes(a)	5.400	06/15/47	1,332	1,448,735
Citgo Holding, Inc.,
Sr. Sec’d. Notes, 144A	9.250	08/01/24	425	442,531
Sr. Sec’d. Notes, 144A	10.750	02/15/20	2,650	2,758,650

CNOOC Finance 2013 Ltd. (China), Gtd. Notes	3.000	05/09/23	200	201,628
CNX Resources Corp., Gtd. Notes	5.875	04/15/22	1,010	962,378
Concho Resources, Inc., Gtd. Notes	4.875	10/01/47	350	386,214

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)

Helmerich & Payne, Inc., Gtd. Notes	4.650%	03/15/25		300	$ 323,114
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A	4.750	04/24/25		200	216,504
Sr. Unsec’d. Notes, 144A	4.750	04/19/27		200	216,172

Noble Energy, Inc., Sr. Unsec’d. Notes	4.150	12/15/21		150	154,614
Pertamina Persero PT (Indonesia), Sr. Unsec’d. Notes	4.875	05/03/22		400	421,684
Petrobras Global Finance BV (Brazil),
Gtd. Notes	4.750	01/14/25	EUR	180	231,839
Gtd. Notes	5.299	01/27/25		175	188,571
Gtd. Notes	5.750	02/01/29		300	321,939
Gtd. Notes	6.625	01/16/34	GBP	1,575	2,231,775
Gtd. Notes	6.900	03/19/49		200	224,440
Gtd. Notes	7.375	01/17/27		50	59,085
Gtd. Notes, EMTN	6.250	12/14/26	GBP	900	1,279,503
Petroleos Mexicanos (Mexico),
Gtd. Notes	5.350	02/12/28		200	183,800
Gtd. Notes	5.375	03/13/22		2,988	3,043,278
Gtd. Notes	6.350	02/12/48		686	598,672
Gtd. Notes	6.500	03/13/27		175	173,548
Gtd. Notes, EMTN	2.500	08/21/21	EUR	1,100	1,228,355
Gtd. Notes, EMTN	2.750	04/21/27	EUR	200	196,404
Gtd. Notes, EMTN	4.875	02/21/28	EUR	100	109,737
Gtd. Notes, MTN	6.750	09/21/47		889	805,790

Range Resources Corp., Gtd. Notes	5.875	07/01/22		1,400	1,316,000
Sinopec Group Overseas Development 2013 Ltd. (China), Gtd. Notes	4.375	10/17/23		1,220	1,298,714
Sinopec Group Overseas Development 2017 Ltd. (China), Gtd. Notes, 144A	2.250	09/13/20		780	777,621
YPF SA (Argentina), Sr. Unsec’d. Notes, 144A	8.500	03/23/21		30	30,713
					26,217,679
Oil & Gas Services 0.1%
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	3.625	12/21/22		1,386	1,426,299

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Packaging & Containers 0.2%
Horizon Parent Holdings Sarl (Luxembourg), Sr. Sec’d. Notes, 144A, Cash coupon 8.250% or PIK 9.000%	8.250%	02/15/22	EUR	100	$ 113,722
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec’d. Notes	5.750	10/15/20		3,151	3,162,006
					3,275,728
Pharmaceuticals 1.7%
AbbVie, Inc.,
Sr. Unsec’d. Notes	3.600	05/14/25		95	97,985
Sr. Unsec’d. Notes	4.500	05/14/35		150	156,487

Allergan Funding SCS, Gtd. Notes	4.550	03/15/35		165	170,445
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	6.125	04/15/25		1,275	1,311,656
Gtd. Notes, 144A	7.000	01/15/28		425	440,406
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.630%	2.979(c)	06/25/21		665	665,625
Gtd. Notes, 144A	3.500	06/25/21		300	304,173
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A	4.125	06/15/39		475	518,232
Sr. Unsec’d. Notes, 144A	4.250	10/26/49		1,555	1,712,453

Cardinal Health, Inc., Sr. Unsec’d. Notes	3.200	03/15/23		1,215	1,231,625
Cigna Corp., Gtd. Notes, 144A	4.375	10/15/28		1,630	1,767,841
CVS Health Corp.,
Sr. Unsec’d. Notes	3.350	03/09/21		6,500	6,584,733
Sr. Unsec’d. Notes	5.125	07/20/45		70	75,905

McKesson Corp., Sr. Unsec’d. Notes	3.650	11/30/20		3,110	3,157,004
Mylan NV, Gtd. Notes	3.950	06/15/26		1,550	1,581,581
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes	2.400	09/23/21		2,505	2,499,288
Gtd. Notes	3.200	09/23/26		925	940,095
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes, 144A	3.800	11/26/20		395	401,619
Sr. Unsec’d. Notes, 144A	4.000	11/26/21		850	876,953
					24,494,106

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines 0.2%
Energy Transfer Operating LP, Gtd. Notes	5.300%	04/15/47	110	$ 115,280
Enterprise Products Operating LLC, Gtd. Notes	3.900	02/15/24	250	264,204
Kinder Morgan Energy Partners LP,
Gtd. Notes	3.950	09/01/22	372	385,728
Gtd. Notes	6.500	04/01/20	50	51,289

MPLX LP, Sr. Unsec’d. Notes	5.200	03/01/47	20	21,442
NGPL PipeCo LLC, Sr. Unsec’d. Notes, 144A	4.375	08/15/22	125	129,806
ONEOK, Inc., Gtd. Notes	4.950	07/13/47	385	407,791
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	2.850	01/31/23	350	349,136
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes, 144A	5.500	09/15/24	575	582,187
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	4.000	09/15/25	225	236,775
Sr. Unsec’d. Notes	4.300	03/04/24	325	344,354
Sr. Unsec’d. Notes	4.500	11/15/23	345	367,834
				3,255,826
Real Estate Investment Trusts (REITs) 0.1%
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	4.875	11/01/20	175	178,272
Healthcare Trust of America Holdings LP, Gtd. Notes	2.950	07/01/22	555	558,870
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.375	06/01/23	100	101,482
				838,624
Retail 0.4%
Dollar Tree, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.700%	3.003(c)	04/17/20	500	500,050
Golden Nugget, Inc.,
Gtd. Notes, 144A	8.750	10/01/25	1,873	1,961,967
Sr. Unsec’d. Notes, 144A	6.750	10/15/24	250	257,345
L Brands, Inc.,
Gtd. Notes	5.625	10/15/23	519	538,463

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Retail (cont’d.)
L Brands, Inc., (cont’d.)
Gtd. Notes	6.625%	04/01/21		400	$422,000

Michaels Stores, Inc., Gtd. Notes, 144A(a)	8.000	07/15/27		950	919,125
PetSmart, Inc., Sr. Sec’d. Notes, 144A	5.875	06/01/25		42	41,521
Rite Aid Corp., Gtd. Notes, 144A	6.125	04/01/23		500	421,875
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.625	12/01/25		250	248,125
					5,310,471
Semiconductors 0.4%
Broadcom, Inc.,
Gtd. Notes, 144A	3.125	04/15/21		3,005	3,021,615
Gtd. Notes, 144A	3.125	10/15/22		2,310	2,317,936
					5,339,551
Software 0.3%
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	0.750	05/21/23	EUR	500	569,973
Infor US, Inc., Gtd. Notes	6.500	05/15/22		2,750	2,798,125
IQVIA, Inc., Sr. Unsec’d. Notes, 144A	2.250	01/15/28	EUR	1,200	1,328,400
					4,696,498
Telecommunications 1.1%
America Movil SAB de CV (Mexico), Gtd. Notes	5.000	03/30/20		100	101,587
AT&T, Inc.,
Sr. Unsec’d. Notes	3.800	02/15/27		140	146,014
Sr. Unsec’d. Notes	4.300	02/15/30		350	375,944
Sr. Unsec’d. Notes	4.850	03/01/39		3,765	4,111,207
CenturyLink, Inc.,
Sr. Unsec’d. Notes, Series S	6.450	06/15/21		500	524,400
Sr. Unsec’d. Notes, Series V	5.625	04/01/20		2,150	2,178,203
CommScope, Inc.,
Gtd. Notes, 144A	5.000	06/15/21		550	550,000
Gtd. Notes, 144A	5.500	06/15/24		1,000	922,500

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)

Level 3 Financing, Inc., Gtd. Notes	6.125%	01/15/21		400	$ 400,000
Qwest Corp., Sr. Unsec’d. Notes	6.750	12/01/21		50	53,682
Sprint Communications, Inc., Gtd. Notes, 144A	7.000	03/01/20		4,400	4,493,500
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Sr. Sec’d. Notes, 144A	3.360	03/20/23		225	225,675
Wind Tre SpA (Italy),
Sr. Sec’d. Notes	3.125	01/20/25	EUR	200	223,393
Sr. Sec’d. Notes, 144A	2.625	01/20/23	EUR	50	55,968
Sr. Sec’d. Notes, 144A	5.000	01/20/26		2,400	2,376,600
					16,738,673
Transportation 0.0%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	3.450	09/15/21		100	102,152
Lima Metro Line 2 Finance Ltd. (Peru), Sr. Sec’d. Notes	5.875	07/05/34		200	216,502
XPO Logistics, Inc., Gtd. Notes, 144A	6.750	08/15/24		196	208,926
					527,580

Total Corporate Bonds (cost $418,040,118)					428,660,692
Municipal Bonds 0.5%
California 0.0%
University of California,
Taxable, Revenue Bonds, Series AP	3.931	05/15/45		25	26,629
Taxable, Revenue Bonds, Series J	4.131	05/15/45		25	27,123
					53,752
Illinois 0.4%
Chicago O’Hare International Airport,
Taxable, Revenue Bonds, Series C	4.472	01/01/49		2,465	2,907,616
Taxable, Revenue Bonds, Series C	4.572	01/01/54		640	761,696

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Illinois (cont’d.)
State of Illinois,
General Obligation Unlimited, Series A	5.000%	10/01/22	635	$ 686,079
General Obligation Unlimited, Series D	5.000	11/01/22	1,685	1,818,418
				6,173,809
New Jersey 0.0%
New Jersey Turnpike Authority, Taxable, Revenue Bonds, BABs, Series F	7.414	01/01/40	100	157,425
Puerto Rico 0.1%
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev., Revenue Bonds, Restructured, Series A-1	5.000	07/01/58	1,000	999,950
Virginia 0.0%
University of Virginia, Taxable, Revenue Bonds, Series C	4.179	09/01/2117	125	141,713

Total Municipal Bonds (cost $6,886,824)				7,526,649
Residential Mortgage-Backed Securities 5.7%
Bellemeade Re Ltd. (Bermuda),
Series 2017-01, Class M1, 144A, 1 Month LIBOR + 1.700%	3.966(c)	10/25/27	119	119,823
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600%	3.866(c)	04/25/28	600	601,544
Series 2018-02A, Class M1A, 144A, 1 Month LIBOR + 0.950%	3.216(c)	08/25/28	430	430,081
Series 2018-02A, Class M1B, 144A, 1 Month LIBOR + 1.350%	3.616(c)	08/25/28	300	300,000
Series 2018-02A, Class M1C, 144A, 1 Month LIBOR + 1.600%	3.866(c)	08/25/28	300	299,653
Series 2018-03A, Class M1A, 144A, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	3.466(c)	10/25/27	580	579,999
Series 2018-03A, Class M1B, 144A, 1 Month LIBOR + 1.850%	4.116(c)	10/25/27	870	871,244
Series 2019-02A, Class M1B, 144A, 1 Month LIBOR + 1.450%	3.716(c)	04/25/29	940	941,706
Series 2019-03A, Class M1A, 144A, 1 Month LIBOR + 1.100%	3.490(c)	07/25/29	2,250	2,250,366
Series 2019-03A, Class M1B, 144A, 1 Month LIBOR + 1.600%	3.990(c)	07/25/29	1,500	1,500,386

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Central Park Funding Trust,
Series 2018-01, Class A, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)	3.902%(c)	11/01/23	5,200	$ 5,200,000
Series 2019-01, Class A1, 144A, 1 Month LIBOR + 1.400%	3.637(c)	04/25/24	3,800	3,805,272
CIM Trust,
Series 2017-02, Class A1, 144A, 1 Month LIBOR + 2.000%	4.402(c)	12/25/57	1,820	1,827,715
Series 2017-03, Class A1, 144A, 1 Month LIBOR + 2.000%	4.402(c)	01/25/57	989	1,006,095
Series 2017-06, Class A1, 144A	3.015(cc)	06/25/57	2,800	2,785,335
Series 2017-08, Class A1, 144A	3.000(cc)	12/25/65	771	767,995

Citigroup Mortgage Loan Trust, Series 2011-12, Class 3A2, 144A	4.011(cc)	09/25/47	56	53,249
Credit Suisse Mortgage Trust, Series 2018-11R, Class 1A1, 144A, 1 Month LIBOR + 1.400%	3.634(c)	08/25/37	1,403	1,403,191
Eagle Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700%	3.966(c)	11/25/28	1,500	1,498,290
Series 2019-01, Class M1A, 144A, 1 Month LIBOR + 1.250%	3.652(c)	04/25/29	450	449,870
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800%	4.202(c)	04/25/29	450	448,952

Fannie Mae Connecticut Avenue Securities, Series 2016-C04, Class 1M1, 1 Month LIBOR + 1.450%	3.716(c)	01/25/29	27	27,543
Fannie Mae REMICS,
Series 2012-132, Class KI, IO	3.000	12/25/32	4,686	528,710
Series 2012-144, Class EI, IO	3.000	01/25/28	7,340	529,794
Series 2012-148, Class IC, IO	3.000	01/25/28	11,228	869,392
Series 2013-13, Class IK, IO	2.500	03/25/28	4,733	288,065
Series 2013-49, Class AI, IO	3.000	05/25/33	4,234	473,285
Series 2015-59, Class CI, IO	3.500	08/25/30	7,482	578,423
Freddie Mac REMICS,
Series 4046, Class PI, IO	3.000	05/15/27	4,706	337,161
Series 4060, Class IO, IO	3.000	06/15/27	8,452	456,918
Series 4073, Class EI, IO	3.000	02/15/27	12,479	729,872
Series 4131, Class BI, IO	2.500	11/15/27	8,794	585,317
Series 4146, Class KI, IO	3.000	12/15/32	4,782	552,211
Series 4153, Class IO	3.000	01/15/28	12,058	917,142
Series 4182, Class EI, IO	2.500	03/15/28	5,882	403,551
Series 4574, Class AI, IO	3.000	04/15/31	4,592	432,670

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2015-DNA01, Class M3, 1 Month LIBOR + 3.300%	5.566%(c)	10/25/27	570	$ 611,950
Series 2019-DNA01, Class M2, 144A, 1 Month LIBOR + 2.650%	5.054(c)	01/25/49	260	264,758

Gosforth Funding PLC (United Kingdom), Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 0.450%	2.971(c)	08/25/60	1,298	1,298,005
Government National Mortgage Assoc.,
Series 2013-47, Class IA, IO	4.000	03/20/43	1,818	372,331
Series 2014-116, Class IT, IO	4.000	08/20/44	2,020	312,735
Series 2016-164, Class IG, IO	4.000	12/20/46	4,613	733,336
Series 2017-163, Class PT	3.000	11/20/47	4,204	4,247,801
Series 2017-45, Class QA	3.000	11/20/42	10,480	10,626,589
Series 2018-05, Class IB, IO	4.000	01/20/48	1,703	317,857
GSMSC Resecuritization Trust,
Series 2015-03R, Class 1A1, 144A, 1 Month LIBOR + 0.140%	2.406(c)	01/26/37	84	83,642
Series 2015-03R, Class 1A2, 144A, 1 Month LIBOR + 0.140%	2.406(c)	01/26/37	125	120,902
Home Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.600%	3.866(c)	10/25/28	490	489,239
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650%	3.916(c)	05/25/29	790	790,898

JPMorgan Mortgage Trust, Series 2018-07FRB, Class A2, 144A, 1 Month LIBOR + 0.750%	3.154(c)	04/25/46	541	539,678
LSTAR Securities Investment Trust,
Series 2018-02, Class A1, 144A, 1 Month LIBOR + 1.500%	3.902(c)	04/01/23	786	784,403
Series 2019-02, Class A1, 144A, 1 Month LIBOR + 1.500%	3.902(c)	04/01/24	910	909,335

MetLife Securitization Trust, Series 2018-01A, Class A, 144A	3.750(cc)	03/25/57	710	735,839
New Residential Mortgage Loan Trust,
Series 2018-01A, Class A1A, 144A	4.000(cc)	12/25/57	607	628,347
Series 2018-02A, Class A1, 144A	4.500(cc)	02/25/58	1,328	1,385,185
Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	3.016(c)	01/25/48	1,135	1,133,082
Series 2018-RPL01, Class A1, 144A	3.500(cc)	12/25/57	6,977	7,103,698

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)

Oaktown Re II Ltd. (Bermuda), Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550%	3.816%(c)	07/25/28		629	$ 629,218
Oaktown Re III Ltd. (Bermuda), Series 2019-01A, Class M1A, 144A, 1 Month LIBOR + 1.400%	3.666(c)	07/25/29		1,220	1,220,148
Park Avenue Funding Trust, Series 2019-01, Class PT, 144A, 1 Month LIBOR + 1.500%	3.904(c)	11/27/20		4,233	4,232,627
Permanent Master Issuer PLC (Netherlands), Series 2018-01A, Class 1A1, 144A, 3 Month LIBOR + 0.380%	2.683(c)	07/15/58		2,300	2,299,984
Radnor Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.400%	3.666(c)	03/25/28		533	534,171
Series 2018-01, Class M2, 144A, 1 Month LIBOR + 2.700%	4.966(c)	03/25/28		330	330,803
Series 2019-01, Class M1A, 144A, 1 Month LIBOR + 1.250%	3.516(c)	02/25/29		1,350	1,349,853
Series 2019-02, Class M1A, 144A, 1 Month LIBOR + 1.200%	3.466(c)	06/25/29		850	849,999

Ripon Mortgages PLC (United Kingdom), Series 01X, Class A2, 3 Month GBP LIBOR + 0.800%	1.604(c)	08/20/56	GBP	938	1,137,949
STACR Trust,
Series 2018-DNA03, Class M1, 144A, 1 Month LIBOR + 0.750%	3.016(c)	09/25/48		845	846,427
Series 2018-HRP02, Class M1, 144A, 1 Month LIBOR + 0.850%	3.116(c)	02/25/47		675	674,376

Structured Adjustable Rate Mortgage Loan Trust, Series 2004-18, Class 3A1	4.337(cc)	12/25/34		237	238,253
Towd Point Mortgage Funding Vantage PLC (United Kingdom), Series 2016-V1A, Class A1, 144A, 3 Month GBP LIBOR + 1.200%	2.004(c)	02/20/54	GBP	192	233,574

Total Residential Mortgage-Backed Securities (cost $83,104,895)					82,917,812
Sovereign Bonds 18.0%
Abu Dhabi Government International Bond (United Arab Emirates), Sr. Unsec’d. Notes	2.500	10/11/22		3,000	3,019,590

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes	4.625%	01/11/23		650	$ 541,125
Sr. Unsec’d. Notes	5.625	01/26/22		3,470	2,987,670
Sr. Unsec’d. Notes	6.875	04/22/21		2,520	2,261,700
Sr. Unsec’d. Notes	7.820	12/31/33	EUR	351	329,673
Sr. Unsec’d. Notes	7.820	12/31/33	EUR	235	217,407
Sr. Unsec’d. Notes	8.280	12/31/33		232	199,990

Brazil Loan Trust 1 (Brazil), Gov’t. Gtd. Notes	5.477	07/24/23		1,123	1,170,431
Brazil Minas SPE via State of Minas Gerais (Brazil), Gov’t. Gtd. Notes(a)	5.333	02/15/28		5,400	5,751,000
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes	4.000	02/26/24		1,000	1,049,010
Sr. Unsec’d. Notes	4.375	07/12/21		500	516,880
Sr. Unsec’d. Notes	11.750	02/25/20		1,000	1,052,510
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes	6.375	03/24/21		200	211,666
Sr. Unsec’d. Notes	6.625	07/14/20		9,300	9,643,505
Sr. Unsec’d. Notes	6.750	11/05/19		10,811	10,916,732
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes	7.500	05/06/21		733	771,841
Sr. Unsec’d. Notes, 144A	6.000	07/19/28		400	437,504
Sr. Unsec’d. Notes, 144A	7.500	05/06/21		100	105,251

Ecuador Government International Bond (Ecuador), Sr. Unsec’d. Notes	10.500	03/24/20		387	400,065
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, 144A, MTN	4.750	04/11/25	EUR	1,045	1,208,085
Sr. Unsec’d. Notes, 144A, MTN	4.750	04/16/26	EUR	690	791,578
Sr. Unsec’d. Notes, 144A, MTN	6.375	04/11/31	EUR	1,210	1,419,436

El Salvador Government International Bond (El Salvador), Sr. Unsec’d. Notes, 144A	7.375	12/01/19		3,420	3,454,234
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	2.500	11/01/20		4,715	4,723,950
Finland Government International Bond (Finland), Sr. Unsec’d. Notes	6.950	02/15/26		135	170,370
Finnvera OYJ (Finland), Gov’t. Gtd. Notes, EMTN	2.375	06/04/25		600	607,093
Hellenic Republic Government Bond (Greece),
Bonds	3.000(cc)	02/24/23	EUR	7,759	9,273,998
Bonds	3.000(cc)	02/24/24	EUR	2,282	2,767,639

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Hellenic Republic Government Bond (Greece), (cont’d.)
Bonds	3.000%(cc)	02/24/26	EUR	152	$ 185,980
Bonds	3.000(cc)	02/24/27	EUR	452	556,123
Bonds	3.000(cc)	02/24/28	EUR	170	210,427
Bonds	3.000(cc)	02/24/29	EUR	509	634,674
Bonds	3.000(cc)	02/24/30	EUR	125	155,888
Bonds	3.000(cc)	02/24/31	EUR	150	187,316
Bonds	3.000(cc)	02/24/32	EUR	125	155,416
Bonds	3.000(cc)	02/24/33	EUR	1,961	2,431,892
Bonds	3.000(cc)	02/24/34	EUR	294	364,675
Bonds	3.000(cc)	02/24/35	EUR	308	382,510
Bonds	3.000(cc)	02/24/36	EUR	25	31,001
Bonds	3.000(cc)	02/24/37	EUR	95	117,673
Bonds	3.000(cc)	02/24/38	EUR	1,125	1,400,559
Bonds	3.000(cc)	02/24/40	EUR	132	164,474
Bonds	3.000(cc)	02/24/41	EUR	71	88,464
Bonds	3.000(cc)	02/24/42	EUR	199	246,912
Bonds	3.500	01/30/23	EUR	2,915	3,516,036
Bonds	4.200	01/30/42	EUR	195	260,207
Sr. Unsec’d. Notes, 144A	4.375	08/01/22	EUR	3,000	3,680,571

Hellenic Republic Government International Bond (Greece), Sr. Unsec’d. Notes	5.200	07/17/34	EUR	470	647,662
Hong Kong Government International Bond (Hong Kong), Sr. Unsec’d. Notes, 144A	2.500	05/28/24		2,500	2,547,080
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes	5.375	02/21/23		1,820	1,994,895
Sr. Unsec’d. Notes	5.750	11/22/23		2,200	2,478,300
Sr. Unsec’d. Notes	6.250	01/29/20		4,000	4,072,080
Sr. Unsec’d. Notes	6.375	03/29/21		5,200	5,521,568

Iceland Government International Bond (Iceland), Sr. Unsec’d. Notes, EMTN	0.500	12/20/22	EUR	965	1,092,825
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	1.450	09/18/26	EUR	465	538,562
Sr. Unsec’d. Notes	3.375	07/30/25	EUR	650	827,975
Sr. Unsec’d. Notes, 144A, MTN	5.875	01/15/24		1,000	1,126,301
Sr. Unsec’d. Notes, EMTN	2.150	07/18/24	EUR	250	296,780
Sr. Unsec’d. Notes, EMTN	2.625	06/14/23	EUR	3,000	3,618,097
Sr. Unsec’d. Notes, EMTN	2.875	07/08/21	EUR	800	934,731
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	750	1,020,170
Iraq International Bond (Iraq),
Sr. Unsec’d. Notes, 144A	5.800	01/15/28		300	297,750

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Iraq International Bond (Iraq), (cont’d.)
Sr. Unsec’d. Notes, 144A	6.752%	03/09/23		800	$ 828,096
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes	1.875	04/20/21		1,000	995,656
Gov’t. Gtd. Notes	2.500	06/01/22		600	606,035
Gov’t. Gtd. Notes	2.500	05/23/24		1,000	1,015,628
Gov’t. Gtd. Notes	3.375	10/31/23		800	839,773
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A	3.375	09/27/23		600	622,868
Sr. Unsec’d. Notes, 144A, MTN	2.000	09/08/20		200	199,317
Sr. Unsec’d. Notes, 144A, MTN	2.125	04/13/21		400	399,202
Sr. Unsec’d. Notes, 144A, MTN	2.625	04/20/22		200	202,086
Sr. Unsec’d. Notes, 144A, MTN	3.000	03/12/24		400	413,544
Sr. Unsec’d. Notes, 144A, MTN	3.250	04/24/23		400	414,828
Sr. Unsec’d. Notes, EMTN	2.125	10/25/23		1,400	1,394,753
Sr. Unsec’d. Notes, EMTN	2.625	04/20/22		400	404,173

Japan International Cooperation Agency (Japan), Gov’t. Gtd. Notes	1.875	11/13/19		1,200	1,198,352
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, EMTN	1.500	10/22/19		1,500	1,497,537
Kuwait International Government Bond (Kuwait), Sr. Unsec’d. Notes	2.750	03/20/22		3,000	3,030,036
Latvia Government International Bond (Latvia), Sr. Unsec’d. Notes	5.250	06/16/21		900	945,983
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes	6.125	03/09/21		600	634,867
Sr. Unsec’d. Notes	6.625	02/01/22		5,400	5,960,520
Sr. Unsec’d. Notes	7.375	02/11/20		7,027	7,201,930

Magyar Export-Import Bank Zrt (Hungary), Gov’t. Gtd. Notes	4.000	01/30/20		2,000	2,011,640
Portugal Government International Bond (Portugal), Sr. Unsec’d. Notes, EMTN	5.125	10/15/24		19,775	22,295,126
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes, 144A	3.875	02/15/30	EUR	940	1,409,049
Province of Alberta (Canada),
Sr. Unsec’d. Notes	2.200	07/26/22		250	251,031
Sr. Unsec’d. Notes	3.300	03/15/28		1,800	1,929,457

Province of British Columbia (Canada), Sr. Unsec’d. Notes	6.500	01/15/26		1,800	2,235,081
Province of Manitoba (Canada),
Sr. Unsec’d. Notes	2.050	11/30/20		1,000	998,879
Sr. Unsec’d. Notes	2.125	05/04/22		325	325,419

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Province of Manitoba (Canada), (cont’d.)
Sr. Unsec’d. Notes, Series GX	2.600%	04/16/24		700	$ 715,676
Province of Nova Scotia (Canada),
Debentures	8.250	07/30/22		1,011	1,176,769
Debentures	8.750	04/01/22		1,800	2,083,477
Debentures	9.250	03/01/20		90	93,504
Province of Ontario (Canada),
Sr. Unsec’d. Notes	2.250	05/18/22		355	356,911
Sr. Unsec’d. Notes	3.400	10/17/23		1,115	1,173,652
Province of Quebec (Canada),
Debentures(a)	7.500	07/15/23		384	459,513
Debentures, Series NN	7.125	02/09/24		2,068	2,501,131
Sr. Unsec’d. Notes	2.750	04/12/27		195	202,566
Unsec’d. Notes, MTN	7.485(cc)	03/02/26		1,040	1,338,787

Province of Saskatchewan (Canada), Debentures	8.500	07/15/22		810	946,306
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes, 144A	6.500	02/15/23		200	164,302
Sr. Unsec’d. Notes, 144A	9.950	06/09/21		1,750	1,556,625

Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A	4.817	03/14/49		205	237,287
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes	6.875	09/27/23		7,220	8,235,421
Sr. Unsec’d. Notes, EMTN	3.444	12/31/24	EUR	935	1,080,169
Sr. Unsec’d. Notes, MTN	5.375	06/15/33		705	785,187
Republic of Poland Government International Bond (Poland),
Sr. Unsec’d. Notes	5.000	03/23/22		500	535,750
Sr. Unsec’d. Notes, EMTN	4.200	04/15/20	EUR	1,000	1,141,771

Republic of South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes	5.500	03/09/20		7,481	7,574,512
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, EMTN	6.750	02/07/22		6,214	6,808,282
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A	2.000	07/09/39	EUR	1,455	1,733,902
Sr. Unsec’d. Notes, 144A, MTN	4.000	04/17/25		375	401,250
Sr. Unsec’d. Notes, EMTN	2.375	10/26/21		6,000	5,999,640

Senegal Government International Bond (Senegal), Sr. Unsec’d. Notes, 144A	4.750	03/13/28	EUR	240	277,245

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes	4.875%	02/25/20	1,595	$ 1,611,955
Sr. Unsec’d. Notes	7.250	09/28/21	12,850	14,040,912

Slovakia Government International Bond (Slovakia), Sr. Unsec’d. Notes	4.375	05/21/22	10,000	10,527,260
Slovenia Government International Bond (Slovenia),
Sr. Unsec’d. Notes	5.250	02/18/24	3,014	3,377,567
Sr. Unsec’d. Notes	5.850	05/10/23	2,292	2,574,924
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes	2.000	05/17/21	2,400	2,386,416
Sr. Unsec’d. Notes	2.500	06/08/22	1,000	1,006,650
Sr. Unsec’d. Notes, 144A	2.500	06/08/22	200	201,330
Sr. Unsec’d. Notes, 144A	2.625	05/29/24	2,000	2,036,460
Sr. Unsec’d. Notes, 144A	3.250	06/01/23	400	414,560
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes	5.625	03/30/21	230	233,956
Sr. Unsec’d. Notes	6.250	09/26/22	1,230	1,253,486
Sr. Unsec’d. Notes	7.000	06/05/20	500	511,830
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes	7.750	09/01/20	175	180,457
Sr. Unsec’d. Notes	7.750	09/01/21	195	204,071
Sr. Unsec’d. Notes	7.750	09/01/22	950	1,007,000
Sr. Unsec’d. Notes	8.994	02/01/24	200	221,911
Sr. Unsec’d. Notes, 144A	7.750	09/01/20	595	613,552
Sr. Unsec’d. Notes, 144A	7.750	09/01/21	550	575,586
Sr. Unsec’d. Notes, 144A	7.750	09/01/22	905	959,300
Sr. Unsec’d. Notes, 144A	8.994	02/01/24	400	443,822

Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes	4.500	08/14/24	1,000	1,073,760
ZAR Sovereign Capital Fund Pty Ltd. (South Africa), Sr. Unsec’d. Notes	3.903	06/24/20	2,417	2,423,139

Total Sovereign Bonds (cost $257,711,586)				263,505,912
U.S. Government Agency Obligations 1.5%
Federal Home Loan Mortgage Corp.(k)	6.750	03/15/31	600	865,842
Federal Home Loan Mortgage Corp., MTN	3.155(s)	12/11/25	2,735	2,400,517
Federal National Mortgage Assoc.(k)	1.875	09/24/26	1,500	1,483,865
Federal National Mortgage Assoc.	2.000	10/05/22	690	692,134
Federal National Mortgage Assoc.(k)	6.625	11/15/30	605	861,928
Federal National Mortgage Assoc.(k)	7.125	01/15/30	580	837,989
Israel Government, USAID Bond, Gov’t. Gtd. Notes	1.000(s)	08/15/23	1,170	1,072,054
Israel Government, USAID Bond, Gov’t. Gtd. Notes	2.070(s)	08/15/24	1,000	894,455
Israel Government, USAID Bond, Gov’t. Gtd. Notes	2.605(s)	02/15/23	1,000	926,598

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Israel Government, USAID Bond, Gov’t. Gtd. Notes	2.790%(s)	03/15/22	675	$ 637,725
Israel Government, USAID Bond, Gov’t. Gtd. Notes	2.965(s)	08/15/24	1,185	1,059,406
Israel Government, USAID Bond, Gov’t. Gtd. Notes	3.115(s)	05/15/23	1,625	1,497,553
Israel Government, USAID Bond, Gov’t. Gtd. Notes	3.165(s)	08/15/25	1,000	870,499
Israel Government, USAID Bond, Gov’t. Gtd. Notes	3.180(s)	11/15/25	800	692,417
Israel Government, USAID Bond, Gov’t. Gtd. Notes	3.246(s)	05/15/26	800	683,599
Israel Government, USAID Bond, Gov’t. Gtd. Notes	3.281(s)	02/15/26	1,500	1,289,191
Israel Government, USAID Bond, Gov’t. Gtd. Notes	3.300(s)	05/15/25	1,800	1,578,620
Israel Government, USAID Bond, Gov’t. Gtd. Notes	3.369(s)	11/15/26	1,500	1,263,344
New Valley Generation V, Pass-Through Certificates	4.929	01/15/21	209	215,127
Overseas Private Investment Corp., Gov’t. Gtd. Notes	2.520	09/15/22	736	738,918
Resolution Funding Corp. Strips Interest, Bonds	2.922(s)	01/15/28	1,000	821,453
Tennessee Valley Authority, Sr. Unsec’d. Notes	6.235	07/15/45	1,000	1,033,925

Total U.S. Government Agency Obligations (cost $21,615,049)				22,417,159
U.S. Treasury Obligations 5.9%
U.S. Treasury Bonds	2.875	11/15/46	1,135	1,213,741
U.S. Treasury Bonds	3.000	05/15/47	980	1,072,870
U.S. Treasury Bonds(h)	3.000	02/15/49	2,720	2,985,306
U.S. Treasury Bonds	3.625	08/15/43	855	1,031,912
U.S. Treasury Notes	1.500	02/28/23	15,355	15,169,060
U.S. Treasury Notes	1.625	07/31/20	1,240	1,234,575
U.S. Treasury Notes	1.625	06/30/21	375	373,066
U.S. Treasury Notes	1.750	07/15/22	2,275	2,268,602
U.S. Treasury Notes	1.750	07/31/24	9,175	9,134,143
U.S. Treasury Notes	1.875	01/31/22	4,310	4,309,495
U.S. Treasury Notes	1.875	07/31/26	2,500	2,491,602
U.S. Treasury Notes	2.000	02/15/25	410	412,418
U.S. Treasury Notes(k)	2.125	08/15/21	2,000	2,008,437
U.S. Treasury Notes(k)	2.125	09/30/21	12,010	12,068,173
U.S. Treasury Notes	2.125	05/15/25	2,335	2,364,552
U.S. Treasury Notes	2.250	11/15/24	3,590	3,657,873
U.S. Treasury Notes	2.375	08/15/24	3,425	3,508,618
U.S. Treasury Notes	2.375	05/15/29	3,865	3,985,781
U.S. Treasury Notes	2.500	05/31/20	255	255,787
U.S. Treasury Notes	2.500	06/30/20	2,195	2,203,231
U.S. Treasury Notes	2.500	12/31/20	135	135,954
U.S. Treasury Notes	2.500	01/31/21	165	166,302
U.S. Treasury Notes	2.500	02/28/21	420	423,298
U.S. Treasury Notes	2.500	01/15/22	1,000	1,014,727
U.S. Treasury Notes(k)	2.500	05/15/24	3,565	3,669,861
U.S. Treasury Notes	2.625	08/31/20	1,245	1,251,955

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations (Continued)
U.S. Treasury Notes(k)	2.750%	02/15/28	4,800	$ 5,087,250
U.S. Treasury Notes	2.875	11/15/21	2,000	2,044,297
U.S. Treasury Strips Coupon(h)	2.763(s)	08/15/29	100	80,829
U.S. Treasury Strips Coupon(h)	2.857(s)	05/15/31	100	77,059
U.S. Treasury Strips Coupon(h)	3.019(s)	11/15/35	200	135,011
U.S. Treasury Strips Coupon(h)	3.177(s)	08/15/40	200	116,825
Total U.S. Treasury Obligations (cost $83,915,406)				85,952,610

	Shares
Common Stock 0.0%
Oil, Gas & Consumable Fuels
Frontera Energy Corp. (Colombia) (cost $23,457)	1,338	13,564
Preferred Stock 0.0%
Capital Markets
State Street Corp. 5.350% (cost $125,000)	5,000	134,250

Total Long-Term Investments (cost $1,424,599,284)		1,451,651,158

Short-Term Investments 5.0%
Affiliated Mutual Funds 4.9%
PGIM Core Ultra Short Bond Fund(w)	60,475,004	60,475,004
PGIM Institutional Money Market Fund (cost $11,543,959; includes $11,514,181 of cash collateral for securities on loan)(b)(w)	11,543,866	11,546,175
Total Affiliated Mutual Funds (cost $72,018,963)		72,021,179

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Value
Options Purchased*~ 0.1%
(cost $270,242)	$ 482,204

Total Short-Term Investments (cost $72,289,205)	72,503,383

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 103.9% (cost $1,496,888,489)	1,524,154,541
Options Written*~ (0.0)%
(premiums received $286,919)	(135,582)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 103.9% (cost $1,496,601,570)	1,524,018,959
Liabilities in excess of other assets(z) (3.9)%	(56,527,044)

Net Assets 100.0%	$1,467,491,915

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $8,472,224 and 0.6% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $11,217,542; cash collateral of $11,514,181 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2019.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of July 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(p)	Interest rate not available as of July 31, 2019.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Eurodollar 1-Year Mid Curve Futures	Put	08/16/19	$97.75	290	725	$ 1,813
Eurodollar 1-Year Mid Curve Futures	Put	08/16/19	$98.25	290	725	45,313
Eurodollar 1-Year Mid Curve Futures	Put	09/13/19	$97.75	290	725	1,813
Eurodollar 1-Year Mid Curve Futures	Put	09/13/19	$98.25	290	725	65,250
Total Exchange Traded (cost $226,582)						$114,189

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/21/19	0.12%	—	5,200	$ 22,952
2-Year 10 CMS Curve CAP	Call	Morgan Stanley & Co. International PLC	11/21/19	0.13%	—	3,500	14,093
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	1,977	23,153
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—	4,806	52,489
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—	9,540	110,232
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	9,680	116,144
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—	1,922	22,271
Total OTC Traded (cost $35,212)							$361,334

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.HY.32.V2	Call	Deutsche Bank AG	10/16/19	$109.50	5.00%(Q)	CDX.NA.HY. 32.V2(Q)	21,000	$ 6,681
30- Year Interest Rate Swap, 8/19/49	Put	Citibank, N.A.	08/15/19	2.66%	3 Month LIBOR(Q)	2.66%(S)	490	—
Total OTC Swaptions (cost $8,448)								$ 6,681
Total Options Purchased (cost $270,242)								$482,204
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Eurodollar 1-Year Mid Curve Futures	Put	08/16/19	$98.00	580	1,450	$ (7,250)
Eurodollar 1-Year Mid Curve Futures	Put	09/13/19	$98.00	580	1,450	(25,375)
Total Exchange Traded (premiums received $150,417)						$(32,625)

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Hellenic Republic, 3.75%, 01/30/28^	Put	Deutsche Bank AG	09/10/20	87.00	—	EUR	2,000	$—
(premiums received $11,604)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
CDX.NA.HY.32.V2	Call	Deutsche Bank AG	10/16/19	$108.50	CDX.NA.HY. 32.V2(Q)	5.00%(Q)		21,000	$ (28,296)
CDX.NA.HY.32.V1	Put	Bank of America, N.A.	09/18/19	$101.00	5.00%(Q)	CDX.NA.HY. 32.V1(Q)		39,400	(37,492)
CDX.NA.HY.32.V2	Put	Deutsche Bank AG	10/16/19	$101.00	5.00%(Q)	CDX.NA.HY. 32.V2(Q)		21,000	(32,979)
iTraxx.EUR.31.V2, 6/20/29	Put	Goldman Sachs International	09/18/19	2.50%	1.00%(Q)	iTraxx.EUR. 31.V2(Q)	EUR	80,000	(4,190)
Total OTC Swaptions (premiums received $124,898)									$(102,957)
Total Options Written (premiums received $286,919)									$(135,582)
Futures contracts outstanding at July 31, 2019:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
620	2 Year U.S. Treasury Notes	Sep. 2019	$132,931,875	$ (522,409)
2,254	5 Year U.S. Treasury Notes	Sep. 2019	264,968,271	2,191,463
781	10 Year U.S. Ultra Treasury Notes	Sep. 2019	107,655,969	3,236,269
202	30 Year U.S. Ultra Treasury Bonds	Sep. 2019	35,867,625	327,962
				5,233,285
Short Positions:
29	5 Year Euro-Bobl	Sep. 2019	4,333,905	(30,960)
62	10 Year Euro-Bund	Sep. 2019	12,015,754	(257,298)
194	10 Year U.S. Treasury Notes	Sep. 2019	24,719,845	(22,354)
159	20 Year U.S. Treasury Bonds	Sep. 2019	24,739,406	(862,236)
6	Euro Schatz Index	Sep. 2019	746,063	(105)
				(1,172,953)
				$ 4,060,332

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Argentine Peso,
Expiring 08/28/19	BNP Paribas S.A.	ARS	3,146	$ 69,879	$ 68,882	$ —	$ (997)
Expiring 08/28/19	Citibank, N.A.	ARS	1,919	42,839	42,021	—	(818)
Australian Dollar,
Expiring 10/22/19	Barclays Bank PLC	AUD	572	399,000	391,932	—	(7,068)
Expiring 10/22/19	Citibank, N.A.	AUD	1,355	960,065	929,046	—	(31,019)
Expiring 10/22/19	JPMorgan Chase Bank, N.A.	AUD	628	444,000	430,917	—	(13,083)
Expiring 10/22/19	JPMorgan Chase Bank, N.A.	AUD	439	310,000	301,163	—	(8,837)
Expiring 10/22/19	Morgan Stanley & Co. International PLC	AUD	621	435,920	425,891	—	(10,029)
Brazilian Real,
Expiring 08/02/19	BNP Paribas S.A.	BRL	2,618	693,977	685,915	—	(8,062)
Expiring 08/02/19	Morgan Stanley & Co. International PLC	BRL	7,876	2,091,954	2,063,513	—	(28,441)
British Pound,
Expiring 10/18/19	Barclays Bank PLC	GBP	414	518,000	506,005	—	(11,995)
Expiring 10/18/19	Barclays Bank PLC	GBP	161	202,000	196,525	—	(5,475)
Canadian Dollar,
Expiring 10/22/19	Bank of America, N.A.	CAD	348	265,000	263,826	—	(1,174)
Expiring 10/22/19	Barclays Bank PLC	CAD	261	200,000	197,852	—	(2,148)
Expiring 10/22/19	Barclays Bank PLC	CAD	240	183,000	182,069	—	(931)
Expiring 10/22/19	JPMorgan Chase Bank, N.A.	CAD	707	541,000	536,563	—	(4,437)
Chilean Peso,
Expiring 09/23/19	Citibank, N.A.	CLP	163,376	240,000	232,135	—	(7,865)
Expiring 09/23/19	JPMorgan Chase Bank, N.A.	CLP	262,144	383,000	372,470	—	(10,530)
Expiring 09/23/19	UBS AG	CLP	381,025	557,600	541,382	—	(16,218)
Expiring 09/23/19	UBS AG	CLP	106,372	156,000	151,139	—	(4,861)
Chinese Renminbi,
Expiring 10/25/19	Barclays Bank PLC	CNH	3,360	488,000	486,066	—	(1,934)
Expiring 10/25/19	Barclays Bank PLC	CNH	1,664	242,000	240,679	—	(1,321)
Expiring 10/25/19	Citibank, N.A.	CNH	2,430	353,000	351,509	—	(1,491)
Expiring 10/25/19	Citibank, N.A.	CNH	2,393	348,000	346,178	—	(1,822)
Expiring 10/25/19	Citibank, N.A.	CNH	1,810	263,000	261,783	—	(1,217)
Expiring 10/25/19	Goldman Sachs International	CNH	3,559	517,000	514,779	—	(2,221)

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 10/25/19	HSBC Bank USA, N.A.	CNH	2,447	$ 355,000	$ 354,050	$ —	$ (950)
Expiring 10/25/19	HSBC Bank USA, N.A.	CNH	2,209	321,000	319,605	—	(1,395)
Expiring 05/14/21	Citibank, N.A.	CNH	11,460	1,642,271	1,634,875	—	(7,396)
Colombian Peso,
Expiring 09/18/19	Barclays Bank PLC	COP	1,148,877	358,150	349,095	—	(9,055)
Expiring 09/18/19	Barclays Bank PLC	COP	572,959	175,000	174,098	—	(902)
Expiring 09/18/19	BNP Paribas S.A.	COP	1,572,142	490,800	477,707	—	(13,093)
Expiring 09/18/19	BNP Paribas S.A.	COP	1,100,140	332,409	334,285	1,876	—
Expiring 09/18/19	BNP Paribas S.A.	COP	777,923	228,700	236,377	7,677	—
Expiring 09/18/19	BNP Paribas S.A.	COP	519,789	154,000	157,941	3,941	—
Expiring 09/18/19	Citibank, N.A.	COP	558,358	173,000	169,661	—	(3,339)
Expiring 09/18/19	HSBC Bank USA, N.A.	COP	875,238	273,000	265,947	—	(7,053)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	COP	1,390,869	434,572	422,626	—	(11,946)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	COP	785,133	243,000	238,568	—	(4,432)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	COP	722,072	212,000	219,407	7,407	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	COP	636,708	194,000	193,468	—	(532)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	COP	584,628	172,000	177,643	5,643	—
Expiring 09/18/19	The Toronto-Dominion Bank	COP	537,977	159,000	163,468	4,468	—
Expiring 09/18/19	UBS AG	COP	712,085	214,000	216,372	2,372	—
Czech Koruna,
Expiring 10/18/19	Barclays Bank PLC	CZK	24,883	1,093,831	1,072,968	—	(20,863)
Expiring 10/18/19	Citibank, N.A.	CZK	3,681	162,000	158,742	—	(3,258)
Expiring 10/18/19	HSBC Bank USA, N.A.	CZK	7,313	322,000	315,336	—	(6,664)
Euro,
Expiring 10/18/19	Bank of America, N.A.	EUR	584	663,000	651,124	—	(11,876)
Indian Rupee,
Expiring 09/18/19	Barclays Bank PLC	INR	27,235	387,000	393,930	6,930	—
Expiring 09/18/19	Citibank, N.A.	INR	15,769	227,000	228,077	1,077	—

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	INR	30,071	$ 434,449	$ 434,949	$ 500	$ —
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	INR	30,024	428,853	434,268	5,415	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	INR	29,675	422,448	429,218	6,770	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	INR	17,596	253,000	254,511	1,511	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	INR	176,098	2,506,195	2,547,085	40,890	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	INR	50,202	715,845	726,127	10,282	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	INR	38,603	551,000	558,356	7,356	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	INR	35,647	508,000	515,605	7,605	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	INR	28,959	411,000	418,859	7,859	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	INR	17,339	247,000	250,798	3,798	—
Expiring 09/18/19	UBS AG	INR	18,553	265,000	268,354	3,354	—
Indonesian Rupiah,
Expiring 09/18/19	HSBC Bank USA, N.A.	IDR	4,062,762	289,000	288,297	—	(703)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	26,718,633	1,799,290	1,895,974	96,684	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	14,957,351	1,007,568	1,061,385	53,817	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	14,957,351	1,010,973	1,061,384	50,411	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	7,151,970	510,000	507,509	—	(2,491)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	IDR	3,433,251	244,000	243,626	—	(374)

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Israeli Shekel,
Expiring 08/26/19	Barclays Bank PLC	ILS	573	$ 164,000	$ 163,356	$ —	$ (644)
Expiring 08/26/19	Citibank, N.A.	ILS	1,162	330,000	331,331	1,331	—
Expiring 08/26/19	Citibank, N.A.	ILS	561	161,000	160,023	—	(977)
Japanese Yen,
Expiring 10/18/19	Barclays Bank PLC	JPY	45,103	420,000	417,095	—	(2,905)
Expiring 10/18/19	Barclays Bank PLC	JPY	34,779	322,000	321,616	—	(384)
Expiring 10/18/19	Barclays Bank PLC	JPY	18,174	168,000	168,065	65	—
Expiring 10/18/19	Citibank, N.A.	JPY	47,631	440,590	440,472	—	(118)
Mexican Peso,
Expiring 09/18/19	Citibank, N.A.	MXN	8,356	434,449	432,477	—	(1,972)
Expiring 09/18/19	Citibank, N.A.	MXN	8,353	428,618	432,355	3,737	—
Expiring 09/18/19	Goldman Sachs International	MXN	56,321	2,816,931	2,915,029	98,098	—
Expiring 09/18/19	Goldman Sachs International	MXN	5,877	305,000	304,183	—	(817)
Expiring 09/18/19	Goldman Sachs International	MXN	3,613	180,000	186,989	6,989	—
Expiring 09/18/19	UBS AG	MXN	3,645	187,000	188,637	1,637	—
New Taiwanese Dollar,
Expiring 09/18/19	HSBC Bank USA, N.A.	TWD	13,833	445,000	446,060	1,060	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TWD	104,114	3,297,365	3,357,324	59,959	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TWD	9,447	302,000	304,619	2,619	—
Expiring 09/18/19	UBS AG	TWD	10,245	331,000	330,360	—	(640)
New Zealand Dollar,
Expiring 10/22/19	Barclays Bank PLC	NZD	1,355	915,092	891,272	—	(23,820)
Expiring 10/22/19	Barclays Bank PLC	NZD	386	258,000	253,590	—	(4,410)
Expiring 10/22/19	Barclays Bank PLC	NZD	334	221,000	219,605	—	(1,395)
Expiring 10/22/19	UBS AG	NZD	309	204,000	202,941	—	(1,059)
Norwegian Krone,
Expiring 10/18/19	Barclays Bank PLC	NOK	1,696	199,000	191,853	—	(7,147)
Expiring 10/18/19	Morgan Stanley & Co. International PLC	NOK	3,007	353,000	340,154	—	(12,846)
Expiring 10/18/19	The Toronto-Dominion Bank	NOK	46,950	5,481,773	5,311,292	—	(170,481)
Peruvian Nuevo Sol,
Expiring 09/18/19	BNP Paribas S.A.	PEN	11,552	3,433,409	3,488,908	55,499	—

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Philippine Peso,
Expiring 09/18/19	Barclays Bank PLC	PHP	10,779	$ 210,000	$ 211,452	$ 1,452	$ —
Expiring 09/18/19	Citibank, N.A.	PHP	13,743	264,000	269,583	5,583	—
Expiring 09/18/19	Citibank, N.A.	PHP	13,665	267,000	268,061	1,061	—
Expiring 09/18/19	Citibank, N.A.	PHP	8,084	157,000	158,578	1,578	—
Expiring 09/18/19	HSBC Bank USA, N.A.	PHP	10,835	212,000	212,551	551	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	PHP	18,912	370,000	370,983	983	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	PHP	17,371	337,000	340,752	3,752	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	PHP	9,197	179,000	180,420	1,420	—
Polish Zloty,
Expiring 10/18/19	Citibank, N.A.	PLN	1,039	275,000	268,608	—	(6,392)
Expiring 10/18/19	Citibank, N.A.	PLN	652	172,000	168,577	—	(3,423)
Expiring 10/18/19	HSBC Bank USA, N.A.	PLN	4,173	1,102,090	1,078,745	—	(23,345)
Russian Ruble,
Expiring 09/18/19	Bank of America, N.A.	RUB	15,650	246,000	244,230	—	(1,770)
Expiring 09/18/19	Barclays Bank PLC	RUB	28,599	437,757	446,315	8,558	—
Expiring 09/18/19	Citibank, N.A.	RUB	21,861	343,083	341,164	—	(1,919)
Expiring 09/18/19	Citibank, N.A.	RUB	21,726	341,342	339,059	—	(2,283)
Expiring 09/18/19	Citibank, N.A.	RUB	13,424	210,000	209,494	—	(506)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	RUB	10,391	163,000	162,161	—	(839)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	RUB	212,795	3,214,469	3,320,843	106,374	—
Singapore Dollar,
Expiring 09/18/19	Bank of America, N.A.	SGD	290	213,000	211,333	—	(1,667)
Expiring 09/18/19	Bank of America, N.A.	SGD	276	200,000	200,985	985	—
Expiring 09/18/19	Bank of America, N.A.	SGD	243	178,000	176,818	—	(1,182)
Expiring 09/18/19	Bank of America, N.A.	SGD	234	172,000	170,666	—	(1,334)
Expiring 09/18/19	Barclays Bank PLC	SGD	416	308,000	303,017	—	(4,983)
Expiring 09/18/19	Barclays Bank PLC	SGD	386	284,000	281,211	—	(2,789)
Expiring 09/18/19	Citibank, N.A.	SGD	426	310,000	310,492	492	—
Expiring 09/18/19	Citibank, N.A.	SGD	297	217,000	216,242	—	(758)

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar (cont’d.),
Expiring 09/18/19	Credit Suisse International	SGD	491	$ 360,000	$ 357,550	$ —	$ (2,450)
Expiring 09/18/19	HSBC Bank USA, N.A.	SGD	353	261,000	257,330	—	(3,670)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	SGD	871	644,000	634,310	—	(9,690)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	SGD	228	166,000	165,995	—	(5)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	SGD	1,035	761,683	753,725	—	(7,958)
Expiring 09/18/19	UBS AG	SGD	1,043	771,000	759,343	—	(11,657)
Expiring 09/18/19	UBS AG	SGD	834	617,000	607,311	—	(9,689)
Expiring 09/18/19	UBS AG	SGD	713	526,000	519,171	—	(6,829)
Expiring 09/18/19	UBS AG	SGD	524	388,000	381,820	—	(6,180)
Expiring 09/18/19	UBS AG	SGD	510	375,000	371,159	—	(3,841)
Expiring 09/18/19	UBS AG	SGD	353	259,000	256,886	—	(2,114)
Expiring 09/18/19	UBS AG	SGD	289	211,000	210,407	—	(593)
Expiring 09/18/19	UBS AG	SGD	275	201,000	199,971	—	(1,029)
Expiring 09/18/19	UBS AG	SGD	251	184,000	182,592	—	(1,408)
South African Rand,
Expiring 09/18/19	Bank of America, N.A.	ZAR	3,881	261,000	268,940	7,940	—
Expiring 09/18/19	Barclays Bank PLC	ZAR	6,353	438,675	440,273	1,598	—
Expiring 09/18/19	Barclays Bank PLC	ZAR	2,409	160,000	166,925	6,925	—
Expiring 09/18/19	Barclays Bank PLC	ZAR	2,361	166,000	163,630	—	(2,370)
Expiring 09/18/19	Citibank, N.A.	ZAR	8,096	559,200	561,073	1,873	—
Expiring 09/18/19	Citibank, N.A.	ZAR	6,191	433,720	429,059	—	(4,661)
Expiring 09/18/19	Citibank, N.A.	ZAR	6,090	435,497	422,035	—	(13,462)
Expiring 09/18/19	Citibank, N.A.	ZAR	4,360	288,000	302,139	14,139	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	ZAR	2,238	157,000	155,094	—	(1,906)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	ZAR	15,836	1,127,713	1,097,432	—	(30,281)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	ZAR	4,237	294,000	293,632	—	(368)
Expiring 09/18/19	UBS AG	ZAR	4,785	317,000	331,587	14,587	—
South Korean Won,
Expiring 09/18/19	Barclays Bank PLC	KRW	193,672	166,000	163,947	—	(2,053)
Expiring 09/18/19	BNP Paribas S.A.	KRW	217,129	184,000	183,804	—	(196)

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 09/18/19	Citibank, N.A.	KRW	476,726	$ 405,000	$ 403,557	$ —	$ (1,443)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	KRW	268,025	228,000	226,888	—	(1,112)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	KRW	206,413	175,000	174,732	—	(268)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	KRW	584,164	496,000	494,505	—	(1,495)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	KRW	557,778	475,000	472,169	—	(2,831)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	KRW	494,267	428,000	418,406	—	(9,594)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	KRW	437,739	371,000	370,554	—	(446)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	KRW	402,124	342,000	340,405	—	(1,595)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	KRW	325,904	277,000	275,884	—	(1,116)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	KRW	320,163	272,000	271,024	—	(976)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	KRW	319,103	271,000	270,126	—	(874)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	KRW	230,800	199,000	195,376	—	(3,624)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	KRW	200,088	172,000	169,378	—	(2,622)
Swedish Krona,
Expiring 10/18/19	Bank of America, N.A.	SEK	7,478	801,727	778,553	—	(23,174)
Expiring 10/18/19	Morgan Stanley & Co. International PLC	SEK	3,590	384,000	373,776	—	(10,224)
Expiring 10/18/19	UBS AG	SEK	3,272	343,000	340,662	—	(2,338)

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc,
Expiring 10/18/19	Barclays Bank PLC	CHF	390	$ 397,000	$ 395,126	$ —	$ (1,874)
Thai Baht,
Expiring 08/09/19	Barclays Bank PLC	THB	9,239	300,000	300,477	477	—
Expiring 08/09/19	Citibank, N.A.	THB	54,616	1,718,419	1,776,179	57,760	—
Expiring 08/09/19	Citibank, N.A.	THB	17,063	535,000	554,920	19,920	—
Expiring 08/09/19	Citibank, N.A.	THB	14,867	484,000	483,497	—	(503)
Expiring 08/09/19	Citibank, N.A.	THB	8,624	281,000	280,461	—	(539)
Expiring 08/09/19	Citibank, N.A.	THB	6,046	196,000	196,612	612	—
Expiring 08/09/19	Citibank, N.A.	THB	5,108	166,000	166,114	114	—
Expiring 08/09/19	JPMorgan Chase Bank, N.A.	THB	54,616	1,711,607	1,776,179	64,572	—
Expiring 08/09/19	JPMorgan Chase Bank, N.A.	THB	20,779	648,000	675,755	27,755	—
Expiring 08/09/19	JPMorgan Chase Bank, N.A.	THB	5,807	186,000	188,849	2,849	—
Expiring 08/09/19	Morgan Stanley & Co. International PLC	THB	6,067	198,000	197,311	—	(689)
Turkish Lira,
Expiring 09/18/19	Barclays Bank PLC	TRY	1,999	322,000	351,316	29,316	—
Expiring 09/18/19	Barclays Bank PLC	TRY	1,691	290,000	297,102	7,102	—
Expiring 09/18/19	Barclays Bank PLC	TRY	1,263	216,000	221,920	5,920	—
Expiring 09/18/19	Barclays Bank PLC	TRY	971	167,000	170,667	3,667	—
Expiring 09/18/19	Barclays Bank PLC	TRY	912	161,000	160,340	—	(660)
Expiring 09/18/19	Citibank, N.A.	TRY	1,706	286,400	299,872	13,472	—
Expiring 09/18/19	Citibank, N.A.	TRY	1,204	199,000	211,582	12,582	—
Expiring 09/18/19	Citibank, N.A.	TRY	1,030	169,000	180,999	11,999	—
Expiring 09/18/19	HSBC Bank USA, N.A.	TRY	2,542	433,736	446,745	13,009	—
Expiring 09/18/19	HSBC Bank USA, N.A.	TRY	2,250	346,000	395,485	49,485	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TRY	2,048	348,398	359,827	11,429	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TRY	1,502	256,000	264,002	8,002	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	TRY	2,026	346,336	356,090	9,754	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	TRY	1,870	306,000	328,568	22,568	—

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 09/18/19	Morgan Stanley & Co. International PLC	TRY	1,617	$ 264,000	$ 284,110	$ 20,110	$ —
Expiring 09/18/19	Morgan Stanley & Co. International PLC	TRY	1,574	238,000	276,541	38,541	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	TRY	873	142,593	153,440	10,847	—
				$91,340,260	$91,767,082	1,190,350	(763,528)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/22/19	Bank of America, N.A.	AUD	323	$ 227,000	$ 221,683	$ 5,317	$ —
Expiring 10/22/19	Barclays Bank PLC	AUD	2,051	1,446,456	1,406,460	39,996	—
Brazilian Real,
Expiring 08/02/19	Goldman Sachs International	BRL	10,494	2,731,994	2,749,428	—	(17,434)
Expiring 10/02/19	Morgan Stanley & Co. International PLC	BRL	7,876	2,081,065	2,053,529	27,536	—
British Pound,
Expiring 10/18/19	Barclays Bank PLC	GBP	224	279,000	273,158	5,842	—
Expiring 10/18/19	Barclays Bank PLC	GBP	191	239,000	233,774	5,226	—
Expiring 10/18/19	JPMorgan Chase Bank, N.A.	GBP	7,397	9,215,626	9,030,522	185,104	—
Expiring 10/18/19	JPMorgan Chase Bank, N.A.	GBP	352	430,000	430,075	—	(75)
Expiring 10/18/19	JPMorgan Chase Bank, N.A.	GBP	270	339,000	330,214	8,786	—
Expiring 10/18/19	Morgan Stanley & Co. International PLC	GBP	483	593,000	589,099	3,901	—

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar,
Expiring 10/22/19	Barclays Bank PLC	CAD	1,129	$ 866,834	$ 856,957	$ 9,877	$ —
Expiring 10/22/19	BNP Paribas S.A.	CAD	271	207,000	205,947	1,053	—
Chilean Peso,
Expiring 09/23/19	BNP Paribas S.A.	CLP	237,174	342,000	336,990	5,010	—
Expiring 09/23/19	BNP Paribas S.A.	CLP	233,394	343,290	331,620	11,670	—
Expiring 09/23/19	BNP Paribas S.A.	CLP	160,423	230,000	227,938	2,062	—
Expiring 09/23/19	Citibank, N.A.	CLP	2,497,306	3,594,746	3,548,318	46,428	—
Expiring 09/23/19	Citibank, N.A.	CLP	351,234	517,066	499,054	18,012	—
Expiring 09/23/19	Citibank, N.A.	CLP	308,979	441,750	439,016	2,734	—
Expiring 09/23/19	Citibank, N.A.	CLP	233,034	341,342	331,109	10,233	—
Expiring 09/23/19	HSBC Bank USA, N.A.	CLP	169,313	250,000	240,569	9,431	—
Expiring 09/23/19	JPMorgan Chase Bank, N.A.	CLP	304,861	440,113	433,164	6,949	—
Expiring 09/23/19	JPMorgan Chase Bank, N.A.	CLP	148,362	219,000	210,801	8,199	—
Expiring 09/23/19	Morgan Stanley & Co. International PLC	CLP	236,492	346,336	336,022	10,314	—
Expiring 09/23/19	Morgan Stanley & Co. International PLC	CLP	149,201	214,000	211,993	2,007	—
Chinese Renminbi,
Expiring 10/25/19	HSBC Bank USA, N.A.	CNH	16,260	2,363,126	2,352,221	10,905	—
Expiring 05/14/21	JPMorgan Chase Bank, N.A.	CNH	11,460	1,644,935	1,634,875	10,060	—
Colombian Peso,
Expiring 09/18/19	Barclays Bank PLC	COP	608,333	190,000	184,846	5,154	—
Expiring 09/18/19	Citibank, N.A.	COP	6,230,270	1,879,089	1,893,112	—	(14,023)
Expiring 09/18/19	Citibank, N.A.	COP	641,607	194,000	194,957	—	(957)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	COP	6,230,270	1,885,961	1,893,113	—	(7,152)
Czech Koruna,
Expiring 10/18/19	Barclays Bank PLC	CZK	8,029	351,000	346,234	4,766	—
Expiring 10/18/19	Barclays Bank PLC	CZK	7,683	336,000	331,307	4,693	—

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro,
Expiring 10/18/19	Barclays Bank PLC	EUR	31,504	$ 35,569,265	$ 35,100,628	$ 468,637	$ —
Expiring 10/18/19	Barclays Bank PLC	EUR	740	831,950	824,956	6,994	—
Expiring 10/18/19	Barclays Bank PLC	EUR	522	585,000	581,049	3,951	—
Expiring 10/18/19	JPMorgan Chase Bank, N.A.	EUR	379	425,000	421,843	3,157	—
Expiring 10/18/19	Morgan Stanley & Co. International PLC	EUR	1,943	2,178,600	2,165,010	13,590	—
Expiring 10/18/19	Morgan Stanley & Co. International PLC	EUR	177	198,000	196,931	1,069	—
Expiring 10/18/19	UBS AG	EUR	31,504	35,602,816	35,100,627	502,189	—
Expiring 10/18/19	UBS AG	EUR	1,223	1,375,000	1,362,541	12,459	—
Expiring 10/18/19	UBS AG	EUR	379	424,000	421,882	2,118	—
Indian Rupee,
Expiring 09/18/19	Barclays Bank PLC	INR	15,915	230,000	230,193	—	(193)
Expiring 09/18/19	Barclays Bank PLC	INR	12,267	178,000	177,428	572	—
Expiring 09/18/19	BNP Paribas S.A.	INR	17,893	258,000	258,810	—	(810)
Expiring 09/18/19	Citibank, N.A.	INR	29,945	434,000	433,127	873	—
Expiring 09/18/19	HSBC Bank USA, N.A.	INR	22,216	321,000	321,339	—	(339)
Expiring 09/18/19	HSBC Bank USA, N.A.	INR	17,044	247,000	246,528	472	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	INR	20,951	303,000	303,035	—	(35)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	INR	17,269	246,000	249,782	—	(3,782)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	INR	12,630	179,000	182,684	—	(3,684)
Indonesian Rupiah,
Expiring 09/18/19	Barclays Bank PLC	IDR	7,095,780	499,000	503,522	—	(4,522)
Expiring 09/18/19	Barclays Bank PLC	IDR	5,910,833	419,000	419,437	—	(437)

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah (cont’d.),
Expiring 09/18/19	Barclays Bank PLC	IDR	5,140,189	$ 360,715	$ 364,752	$ —	$ (4,037)
Expiring 09/18/19	Barclays Bank PLC	IDR	3,802,927	267,151	269,858	—	(2,707)
Expiring 09/18/19	Barclays Bank PLC	IDR	2,971,935	211,000	210,891	109	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	10,012,826	699,000	710,517	—	(11,517)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	9,327,990	645,000	661,921	—	(16,921)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	8,749,846	604,000	620,896	—	(16,896)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	7,027,680	484,000	498,689	—	(14,689)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	6,864,351	481,000	487,099	—	(6,099)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	6,828,988	468,850	484,590	—	(15,740)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	6,463,878	446,000	458,682	—	(12,682)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	6,382,402	439,000	452,900	—	(13,900)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	5,909,805	409,000	419,364	—	(10,364)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	5,868,321	410,826	416,420	—	(5,594)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	4,961,927	347,000	352,102	—	(5,102)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	IDR	6,063,705	423,000	430,285	—	(7,285)
Israeli Shekel,
Expiring 08/26/19	JPMorgan Chase Bank, N.A.	ILS	6,046	1,711,053	1,724,514	—	(13,461)
Mexican Peso,
Expiring 09/18/19	Barclays Bank PLC	MXN	3,848	200,000	199,142	858	—
Expiring 09/18/19	Citibank, N.A.	MXN	3,112	161,000	161,095	—	(95)
Expiring 09/18/19	UBS AG	MXN	5,873	304,000	303,999	1	—
Expiring 09/18/19	UBS AG	MXN	4,405	229,000	228,009	991	—
Expiring 09/18/19	UBS AG	MXN	4,242	221,000	219,573	1,427	—
Expiring 09/18/19	UBS AG	MXN	3,042	159,000	157,449	1,551	—

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar,
Expiring 09/18/19	Barclays Bank PLC	TWD	35,996	$ 1,167,000	$ 1,160,734	$ 6,266	$ —
Expiring 09/18/19	Barclays Bank PLC	TWD	31,019	1,003,000	1,000,248	2,752	—
Expiring 09/18/19	Barclays Bank PLC	TWD	21,124	676,000	681,164	—	(5,164)
Expiring 09/18/19	Barclays Bank PLC	TWD	8,584	277,000	276,812	188	—
Expiring 09/18/19	Citibank, N.A.	TWD	5,393	174,000	173,910	90	—
Expiring 09/18/19	Credit Suisse International	TWD	25,530	824,000	823,253	747	—
Expiring 09/18/19	HSBC Bank USA, N.A.	TWD	35,430	1,144,000	1,142,484	1,516	—
Expiring 09/18/19	HSBC Bank USA, N.A.	TWD	20,532	664,000	662,071	1,929	—
Expiring 09/18/19	HSBC Bank USA, N.A.	TWD	6,125	196,000	197,510	—	(1,510)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TWD	33,504	1,084,000	1,080,379	3,621	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TWD	30,318	978,000	977,650	350	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TWD	28,820	912,000	929,348	—	(17,348)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TWD	22,753	734,000	733,699	301	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TWD	20,895	666,000	673,800	—	(7,800)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TWD	13,256	428,853	427,455	1,398	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TWD	13,094	423,000	422,235	765	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	TWD	30,359	983,000	978,971	4,029	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	TWD	24,767	803,000	798,652	4,348	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	TWD	18,734	605,000	604,120	880	—

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar (cont’d.),
Expiring 09/18/19	Morgan Stanley & Co. International PLC	TWD	13,627	$ 435,000	$ 439,410	$ —	$ (4,410)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	TWD	11,977	389,000	386,201	2,799	—
New Zealand Dollar,
Expiring 10/22/19	Barclays Bank PLC	NZD	362	240,000	238,093	1,907	—
Expiring 10/22/19	Citibank, N.A.	NZD	1,415	960,065	930,328	29,737	—
Expiring 10/22/19	JPMorgan Chase Bank, N.A.	NZD	392	260,590	257,863	2,727	—
Expiring 10/22/19	Morgan Stanley & Co. International PLC	NZD	652	438,450	429,121	9,329	—
Norwegian Krone,
Expiring 10/18/19	HSBC Bank USA, N.A.	NOK	3,426	395,000	387,551	7,449	—
Peruvian Nuevo Sol,
Expiring 09/18/19	BNP Paribas S.A.	PEN	1,572	477,000	474,751	2,249	—
Expiring 09/18/19	BNP Paribas S.A.	PEN	1,192	356,000	359,954	—	(3,954)
Expiring 09/18/19	BNP Paribas S.A.	PEN	1,070	319,000	323,193	—	(4,193)
Expiring 09/18/19	BNP Paribas S.A.	PEN	871	260,000	263,174	—	(3,174)
Expiring 09/18/19	BNP Paribas S.A.	PEN	717	214,000	216,651	—	(2,651)
Expiring 09/18/19	BNP Paribas S.A.	PEN	569	169,000	171,732	—	(2,732)
Expiring 09/18/19	HSBC Bank USA, N.A.	PEN	964	288,000	291,090	—	(3,090)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	PEN	822	249,000	248,332	668	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	PEN	577	175,000	174,303	697	—
Philippine Peso,
Expiring 09/18/19	Barclays Bank PLC	PHP	25,051	480,000	491,417	—	(11,417)
Expiring 09/18/19	Barclays Bank PLC	PHP	17,785	340,000	348,887	—	(8,887)
Expiring 09/18/19	Barclays Bank PLC	PHP	17,128	327,000	335,990	—	(8,990)
Expiring 09/18/19	Barclays Bank PLC	PHP	8,712	166,000	170,893	—	(4,893)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	PHP	23,794	460,000	466,745	—	(6,745)

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Philippine Peso (cont’d.),
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	PHP	19,677	$ 381,000	$ 385,989	$ —	$ (4,989)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	PHP	13,375	259,000	262,366	—	(3,366)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	PHP	11,752	229,000	230,539	—	(1,539)
Polish Zloty,
Expiring 10/18/19	UBS AG	PLN	624	162,000	161,336	664	—
Singapore Dollar,
Expiring 09/18/19	Bank of America, N.A.	SGD	648	472,000	472,211	—	(211)
Expiring 09/18/19	Bank of America, N.A.	SGD	305	221,000	221,888	—	(888)
Expiring 09/18/19	Barclays Bank PLC	SGD	209	153,000	152,277	723	—
Expiring 09/18/19	BNP Paribas S.A.	SGD	580	427,000	422,711	4,289	—
Expiring 09/18/19	Citibank, N.A.	SGD	465	340,022	338,379	1,643	—
Expiring 09/18/19	Citibank, N.A.	SGD	411	302,000	299,457	2,543	—
Expiring 09/18/19	Citibank, N.A.	SGD	346	252,000	252,232	—	(232)
Expiring 09/18/19	HSBC Bank USA, N.A.	SGD	310	227,000	225,892	1,108	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	SGD	2,299	1,687,260	1,674,400	12,860	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	SGD	801	590,000	583,204	6,796	—
Expiring 09/18/19	UBS AG	SGD	523	383,000	381,061	1,939	—
Expiring 09/18/19	UBS AG	SGD	370	272,000	269,422	2,578	—
Expiring 09/18/19	UBS AG	SGD	217	160,000	157,906	2,094	—
South African Rand,
Expiring 09/18/19	Barclays Bank PLC	ZAR	26,077	1,734,081	1,807,176	—	(73,095)
Expiring 09/18/19	Barclays Bank PLC	ZAR	11,101	769,843	769,349	494	—
South Korean Won,
Expiring 09/18/19	Morgan Stanley & Co. International PLC	KRW	359,936	307,000	304,692	2,308	—
Swedish Krona,
Expiring 10/18/19	BNP Paribas S.A.	SEK	3,456	366,000	359,851	6,149	—
Expiring 10/18/19	HSBC Bank USA, N.A.	SEK	2,522	268,000	262,568	5,432	—

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc,
Expiring 10/18/19	Bank of America, N.A.	CHF	4,286	$ 4,378,458	$ 4,342,116	$ 36,342	$ —
Expiring 10/18/19	Bank of America, N.A.	CHF	391	400,000	396,076	3,924	—
Expiring 10/18/19	JPMorgan Chase Bank, N.A.	CHF	438	447,000	443,493	3,507	—
Expiring 10/18/19	JPMorgan Chase Bank, N.A.	CHF	219	225,000	222,160	2,840	—
Expiring 10/18/19	Morgan Stanley & Co. International PLC	CHF	624	635,000	632,508	2,492	—
Expiring 10/18/19	Morgan Stanley & Co. International PLC	CHF	283	291,000	286,814	4,186	—
Expiring 10/18/19	UBS AG	CHF	207	210,000	209,788	212	—
Thai Baht,
Expiring 08/09/19	Barclays Bank PLC	THB	7,189	230,000	233,785	—	(3,785)
Expiring 08/09/19	Barclays Bank PLC	THB	6,839	219,000	222,426	—	(3,426)
Expiring 08/09/19	Citibank, N.A.	THB	25,292	804,000	822,539	—	(18,539)
Expiring 08/09/19	Citibank, N.A.	THB	24,787	786,000	806,093	—	(20,093)
Expiring 08/09/19	Citibank, N.A.	THB	22,856	719,000	743,307	—	(24,307)
Expiring 08/09/19	Citibank, N.A.	THB	15,860	506,000	515,784	—	(9,784)
Expiring 08/09/19	Citibank, N.A.	THB	9,954	318,000	323,714	—	(5,714)
Expiring 08/09/19	Citibank, N.A.	THB	9,083	290,000	295,388	—	(5,388)
Expiring 08/09/19	Citibank, N.A.	THB	8,958	286,000	291,311	—	(5,311)
Expiring 08/09/19	Citibank, N.A.	THB	7,861	251,000	255,657	—	(4,657)
Expiring 08/09/19	Citibank, N.A.	THB	5,654	181,000	183,876	—	(2,876)
Expiring 08/09/19	JPMorgan Chase Bank, N.A.	THB	23,920	748,000	777,917	—	(29,917)
Expiring 08/09/19	JPMorgan Chase Bank, N.A.	THB	23,747	746,000	772,288	—	(26,288)
Expiring 08/09/19	JPMorgan Chase Bank, N.A.	THB	11,219	355,000	364,872	—	(9,872)
Turkish Lira,
Expiring 09/18/19	Barclays Bank PLC	TRY	1,336	203,000	234,735	—	(31,735)
Expiring 09/18/19	BNP Paribas S.A.	TRY	2,084	335,278	366,308	—	(31,030)
Expiring 09/18/19	Citibank, N.A.	TRY	18,259	2,714,758	3,208,855	—	(494,097)

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 09/18/19	Citibank, N.A.	TRY	1,061	$ 164,654	$ 186,493	$ —	$ (21,839)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TRY	2,054	364,450	360,951	3,499	—
				$172,873,717	$172,336,538	1,677,647	(1,140,468)
						$2,867,997	$(1,903,996)
Cross currency exchange contracts outstanding at July 31, 2019:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
10/18/19	Buy	CHF	354	EUR	321	$ 671	$ —	Citibank, N.A.
10/18/19	Buy	EUR	1,046	GBP	955	—	(816)	Citibank, N.A.
10/18/19	Buy	EUR	1,046	SEK	11,150	4,923	—	Citibank, N.A.
10/18/19	Buy	GBP	303	EUR	336	—	(4,118)	Morgan Stanley & Co. International PLC
10/18/19	Buy	GBP	472	EUR	523	—	(6,396)	Morgan Stanley & Co. International PLC
						$5,594	$(11,330)
Credit default swap agreements outstanding at July 31, 2019:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)*:
Federation of Malaysia	12/20/23	1.000%(Q)	1,500	0.539%	$ 30,970	$ (1,305)	$ 32,275	Barclays Bank PLC
People’s Republic of China	12/20/23	1.000%(Q)	5,000	0.447%	122,727	(4,348)	127,075	Barclays Bank PLC
Republic of Argentina	12/20/23	1.000%(Q)	1,500	10.238%	(435,722)	(1,304)	(434,418)	Barclays Bank PLC
Republic of Brazil	12/20/23	1.000%(Q)	7,500	1.131%	(32,103)	(6,522)	(25,581)	Barclays Bank PLC
Republic of Chile	12/20/23	1.000%(Q)	1,500	0.300%	46,270	(1,304)	47,574	Barclays Bank PLC
Republic of Colombia	12/20/23	1.000%(Q)	2,000	0.754%	22,993	(1,739)	24,732	Barclays Bank PLC

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)*(cont’d.):
Republic of Indonesia	12/20/23	1.000%(Q)	2,000	0.887%	$ 11,775	$ (1,739)	$ 13,514	Barclays Bank PLC
Republic of Lebanon	12/20/23	1.000%(Q)	1,500	9.468%	(411,463)	(1,304)	(410,159)	Barclays Bank PLC
Republic of Panama	12/20/23	1.000%(Q)	1,500	0.455%	36,369	(1,304)	37,673	Barclays Bank PLC
Republic of Peru	12/20/23	1.000%(Q)	1,500	0.419%	38,683	(1,304)	39,987	Barclays Bank PLC
Republic of Philippines	12/20/23	1.000%(Q)	1,500	0.510%	32,774	(1,304)	34,078	Barclays Bank PLC
Republic of South Africa	12/20/23	1.000%(Q)	4,500	1.609%	(107,517)	(3,913)	(103,604)	Barclays Bank PLC
Republic of Turkey	12/20/23	1.000%(Q)	7,500	3.477%	(717,451)	(6,522)	(710,929)	Barclays Bank PLC
Russian Federation	12/20/23	1.000%(Q)	4,500	0.905%	23,156	(3,913)	27,069	Barclays Bank PLC
United Mexican States	12/20/23	1.000%(Q)	6,500	1.053%	(6,740)	(5,653)	(1,087)	Barclays Bank PLC
					$(1,345,279)	$(43,478)	$(1,301,801)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreement on credit indices— Buy Protection(1)*:
CDX.EM.30.V1	12/20/23	1.000%(Q)	50,000	$1,182,561	$(10,187)	$1,192,748	Barclays Bank PLC
*	The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Fund bought protection on an Emerging Market CDX Index and sold protection on the countries which comprise the index. The up-front premium is attached to the index of the trade. Each swap is priced individually. If the packaged deal is closed out early, all of the component swaps terminate.

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Hellenic Republic	06/20/20	1.000%(Q)	3,000	$ (8,393)	$ 4,033	$(12,426)	Barclays Bank PLC
Kingdom of Spain	06/20/23	1.000%(Q)	1,500	(46,504)	(29,673)	(16,831)	Bank of America, N.A.

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)(cont’d.):
Republic of Italy	06/20/23	1.000%(Q)	1,000	$ (298)	$ 12,265	$(12,563)	Bank of America, N.A.
United Mexican States	06/20/23	1.000%(Q)	450	(1,898)	2,248	(4,146)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	440	(1,855)	5,450	(7,305)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	150	(633)	2,065	(2,698)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	150	(633)	1,910	(2,543)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	150	(633)	697	(1,330)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	75	(316)	375	(691)	Citibank, N.A.
				$(61,163)	$ (630)	$(60,533)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Brooklyn^	12/20/19	—%(Q)	4,940	*	$ (642)	$ (1,377)	$ 735	Citibank, N.A.
Hellenic Republic	06/20/23	1.000%(Q)	455	2.020%	(16,321)	(35,048)	18,727	Citibank, N.A.
Hellenic Republic	06/20/24	1.000%(Q)	350	2.359%	(20,700)	(54,329)	33,629	Barclays Bank PLC
Hellenic Republic	12/20/24	1.000%(Q)	420	2.527%	(30,409)	(68,639)	38,230	Citibank, N.A.
Hellenic Republic	12/20/25	1.000%(Q)	330	2.779%	(32,073)	(55,315)	23,242	Bank of America, N.A.
Kingdom of Saudi Arabia	06/20/22	1.000%(Q)	5,000	0.397%	90,976	72,120	18,856	HSBC Bank USA, N.A.
Kingdom of Spain	06/20/23	1.000%(Q)	1,500	0.327%	39,758	18,165	21,593	Bank of America, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	375	3.179%	(28,485)	(16,515)	(11,970)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	365	3.179%	(27,726)	(18,927)	(8,799)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	125	3.179%	(9,495)	(6,639)	(2,856)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	125	3.179%	(9,495)	(6,522)	(2,973)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	125	3.179%	(9,495)	(5,467)	(4,028)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	65	3.179%	(4,937)	(2,863)	(2,074)	Citibank, N.A.
Republic of Italy	06/20/23	1.000%(Q)	1,000	1.445%	(15,107)	(42,073)	26,966	Bank of America, N.A.

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Republic of Italy	12/20/23	1.000%(Q)	595	1.551%	$(12,698)	$ (37,551)	$ 24,853	Morgan Stanley & Co. International PLC
Republic of Serbia	06/20/21	1.000%(Q)	2,000	0.328%	27,460	18,072	9,388	BNP Paribas S.A.
Republich of Korea	09/20/19	1.000%(Q)	2,620	0.083%	6,440	3,111	3,329	Citibank, N.A.
State of Illinois	06/20/24	1.000%(Q)	1,730	1.732%	(53,241)	(21,497)	(31,744)	Citibank, N.A.
United Mexican States	09/20/19	1.000%(Q)	5,000	0.323%	10,598	5,139	5,459	Citibank, N.A.
					$(95,592)	$(256,155)	$160,563

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at July 31, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.32.V1	06/20/29	1.000%(Q)	22,190	$311,205	$(29,130)	$(340,335)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on credit indices - Buy Protection(1):
CMBX.NA.10.AAA	11/17/59	0.500%(M)	2,000	$(9,660)	$21,933	$(31,593)	Deutsche Bank AG

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on credit indices - Sell Protection(2):
CMBX.NA.6.AA	05/11/63	1.500%(M)	1,000	*	$21,322	$(9,172)	$30,494	Morgan Stanley & Co. International PLC
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness.

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Currency swap agreements outstanding at July 31, 2019:
Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreements:
1,069	3 Month LIBOR(Q)	EUR	1,000	(0.484%)(A)	JPMorgan Chase Bank, N.A.	01/31/21	$(42,304)	$—	$(42,304)
1,079	3 Month LIBOR(Q)	EUR	1,000	(0.216%)(A)	JPMorgan Chase Bank, N.A.	03/21/23	(44,879)	—	(44,879)
							$(87,183)	$—	$(87,183)
Interest rate swap agreements outstanding at July 31, 2019:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
CNH	19,130	06/14/24	2.900%(S)	7 Day China Fixing Repo Rates(2)(S)	$ 68	$ 9,626	$ 9,558
CNH	56,000	06/28/24	2.901%(S)	7 Day China Fixing Repo Rates(2)(S)	—	26,529	26,529
EUR	15,705	05/11/20	(0.054)%(A)	6 Month EURIBOR(1)(S)	(31,161)	(48,187)	(17,026)
EUR	4,260	05/11/21	(0.300)%(A)	1 Day EONIA(1)(A)	(7,257)	(24,235)	(16,978)
EUR	400	05/11/22	(0.250)%(A)	1 Day EONIA(1)(A)	(1,237)	(4,252)	(3,015)
EUR	13,165	05/11/23	(0.100)%(A)	1 Day EONIA(1)(A)	(73,999)	(267,666)	(193,667)
EUR	14,965	05/11/24	0.050%(A)	1 Day EONIA(1)(A)	(220,916)	(479,621)	(258,705)
EUR	190	05/11/25	0.100%(A)	1 Day EONIA(1)(A)	(1,117)	(7,305)	(6,188)
EUR	765	05/11/29	0.600%(A)	1 Day EONIA(1)(A)	(20,222)	(69,944)	(49,722)
EUR	1,570	05/11/33	0.750%(A)	1 Day EONIA(1)(A)	(29,258)	(175,297)	(146,039)
EUR	50	05/11/37	0.950%(A)	1 Day EONIA(1)(A)	(1,427)	(7,472)	(6,045)
EUR	1,315	05/11/39	1.100%(A)	1 Day EONIA(1)(A)	(96,376)	(244,172)	(147,796)
EUR	235	05/11/42	1.100%(A)	1 Day EONIA(1)(A)	(5,932)	(46,654)	(40,722)

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2019 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
GBP	940	05/08/26	1.000%(A)	1 Day SONIA(1)(A)	$ (21,513)	$ (38,611)	$ (17,098)
GBP	500	05/08/34	1.200%(A)	1 Day SONIA(1)(A)	(27,897)	(41,111)	(13,214)
JPY	4,844,840	12/17/20	0.015%(S)	6 Month JPY LIBOR(1)(S)	—	(50,935)	(50,935)
JPY	2,224,240	01/29/21	(0.014)%(S)	6 Month JPY LIBOR(1)(S)	—	(21,731)	(21,731)
	49,230	03/12/20	2.405%(T)	1 Day USOIS(2)(T)	—	134,307	134,307
	78,180	04/25/20	2.328%(T)	1 Day USOIS(2)(T)	(1,267)	226,828	228,095
	28,859	03/31/21	2.173%(A)	1 Day USOIS(2)(A)	(9,863)	210,316	220,179
	70,057	06/15/21	1.830%(S)	3 Month LIBOR(2)(Q)	—	(88,914)	(88,914)
	24,920	07/27/21	—(3)	—(3)	—	642	642
	8,115	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	(160,678)	(160,678)
	11,430	08/31/22	2.550%(A)	1 Day USOIS(1)(A)	2,236	(347,292)	(349,528)
	10,635	08/31/22	2.552%(A)	1 Day USOIS(1)(A)	—	(324,016)	(324,016)
	305	09/27/22	2.360%(A)	1 Day USOIS(1)(A)	4	(7,068)	(7,072)
	29,580	11/30/22	2.614%(A)	1 Day USOIS(1)(A)	—	(1,020,367)	(1,020,367)
	2,065	02/15/24	2.115%(S)	3 Month LIBOR(1)(Q)	5,067	(33,654)	(38,721)
	4,274	02/15/24	2.151%(S)	3 Month LIBOR(1)(Q)	(4,718)	(77,046)	(72,328)
	5,330	02/15/24	2.167%(S)	3 Month LIBOR(1)(Q)	(29,054)	(100,195)	(71,141)
	4,575	02/15/24	2.183%(S)	3 Month LIBOR(1)(Q)	(2,991)	(89,649)	(86,658)
	1,095	05/15/24	1.808%(A)	1 Day USOIS(1)(A)	—	(10,523)	(10,523)
	340	05/15/24	1.956%(S)	3 Month LIBOR(1)(Q)	1,542	(1,393)	(2,935)
	3,730	08/15/24	2.168%(S)	3 Month LIBOR(1)(Q)	—	(75,860)	(75,860)
	33,385	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	107,281	(681,917)	(789,198)

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2019 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
8,860	08/15/24	2.176%(S)	3 Month LIBOR(1)(Q)	$ 26,823	$ (183,583)	$ (210,406)
23,220	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	80,062	(561,130)	(641,192)
8,750	02/28/25	2.454%(A)	1 Day USOIS(1)(A)	11,864	(410,410)	(422,274)
10,925	02/28/25	3.019%(S)	3 Month LIBOR(1)(Q)	—	(768,075)	(768,075)
44,858	05/31/25	2.998%(S)	3 Month LIBOR(1)(Q)	(31,022)	(2,878,000)	(2,846,978)
6,550	07/31/25	2.802%(A)	1 Day USOIS(1)(A)	—	(456,787)	(456,787)
29,470	07/31/25	3.105%(S)	3 Month LIBOR(1)(Q)	23,251	(2,100,411)	(2,123,662)
38,138	07/31/25	3.109%(S)	3 Month LIBOR(1)(Q)	1,189	(2,727,813)	(2,729,002)
5,525	01/31/26	2.236%(S)	3 Month LIBOR(1)(Q)	—	(124,955)	(124,955)
47,142	01/31/26	2.269%(A)	1 Day USOIS(1)(A)	(315,705)	(1,945,872)	(1,630,167)
14,709	01/31/26	2.406%(S)	3 Month LIBOR(1)(Q)	(8,784)	(486,397)	(477,613)
7,525	03/12/26	2.290%(A)	1 Day USOIS(1)(A)	152	(320,796)	(320,948)
27,802	04/30/26	1.876%(S)	3 Month LIBOR(1)(Q)	(113,141)	(25,310)	87,831
3,429	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	38,892	(37,364)	(76,256)
3,145	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	3,971	(52,270)	(56,241)
1,190	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	(25,748)	(25,748)
2,100	02/15/27	2.068%(A)	1 Day USOIS(1)(A)	—	(61,844)	(61,844)
1,000	05/08/27	2.309%(S)	3 Month LIBOR(1)(Q)	—	(28,563)	(28,563)
915	05/15/27	2.295%(S)	3 Month LIBOR(1)(Q)	—	(25,278)	(25,278)
69,484	08/15/28	2.579%(A)	1 Day USOIS(1)(A)	(1,036,004)	(5,345,656)	(4,309,652)
34,775	08/15/28	2.835%(S)	3 Month LIBOR(1)(Q)	(152,784)	(2,738,020)	(2,585,236)

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2019 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
305	02/15/42	1.369%(A)	1 Day USOIS(1)(A)	$ —	$ 32,001	$ 32,001
290	11/15/43	2.659%(S)	3 Month LIBOR(1)(Q)	—	(27,059)	(27,059)
205	09/27/46	1.380%(A)	1 Day USOIS(1)(A)	—	25,472	25,472
205	04/09/48	2.545%(S)	3 Month LIBOR(1)(Q)	—	(17,526)	(17,526)
190	05/08/48	2.627%(S)	3 Month LIBOR(1)(Q)	—	(18,509)	(18,509)
				$(1,941,243)	$(25,247,420)	$(23,306,177)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciaton (Depreciation)	Counterparty
OTC Interest Rate Swap Agreement:
525	03/05/49	2.403%(Q)	1 Week MUNIPSA(1)(Q)	$(79,869)	$—	$(79,869)	JPMorgan Chase Bank, N.A.

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
(3)	The Fund pays the floating rate of 1 Month LIBOR plus 10.375 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.

Total return swap agreements outstanding at July 31, 2019:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
IOS. FN30.450.10(M)	1 Month LIBOR(M)	Credit Suisse International	1/12/41	313	$(946)	$(807)	$(139)

(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 96.6%
Asset-Backed Securities 23.3%
Automobiles 0.7%
Avis Budget Rental Car Funding AESOP LLC,
Series 2015-02A, Class A, 144A	2.630%	12/20/21		13,400	$ 13,404,912
Series 2016-01A, Class A, 144A	2.990	06/20/22		5,000	5,034,369

Drive Auto Receivables Trust, Series 2018-01, Class B	2.880	02/15/22		2,782	2,782,027
Ford Credit Floorplan Master Owner Trust,
Series 2018-02, Class A	3.170	03/15/25		11,000	11,337,666
Series 2018-04, Class A	4.060	11/15/30		99,600	107,338,203
Hertz Vehicle Financing II LP,
Series 2015-01A, Class A, 144A	2.730	03/25/21		9,600	9,607,193
Series 2016-02A, Class A, 144A	2.950	03/25/22		2,600	2,608,217
Series 2019-02A, Class A, 144A	3.420	05/25/25		8,000	8,159,166
OneMain Direct Auto Receivables Trust,
Series 2017-02A, Class B, 144A	2.550	11/14/23		4,600	4,599,382
Series 2017-02A, Class C, 144A	2.820	07/15/24		1,200	1,199,936
Series 2017-02A, Class E, 144A	4.740	11/14/25		7,400	7,521,660
Series 2019-01A, Class A, 144A	3.630	09/14/27		118,980	122,609,045
Series 2019-01A, Class B, 144A	3.950	11/14/28		25,000	25,890,627
					322,092,403
Collateralized Loan Obligations 16.7%
Allegro CLO Ltd. (Cayman Islands), Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.100%	3.403(c)	07/15/31		141,083	139,582,653
ALM Ltd. (Cayman Islands), Series 2013-08A, Class A1R, 144A, 3 Month LIBOR + 1.490%	3.793(c)	10/15/28		4,250	4,258,213
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2015-06A, Class AR, 144A, 3 Month LIBOR + 1.270%	3.573(c)	07/15/30		140,561	140,410,122
Series 2019-11A, Class A, 144A	—	07/22/32		51,250	51,250,000
Armada Euro CLO DAC (Ireland),
Series 2018-02A, Class A1, 144A, 3 Month EURIBOR + 0.760%(Cap N/A, Floor 0.760%)	0.760(c)	11/15/31	EUR	65,750	72,639,301
Series 2018-02A, Class A3, 144A	1.500	11/15/31	EUR	14,500	16,024,253

ArrowMark Colorado Holdings (Cayman Islands), Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280%	3.583(c)	07/15/29		35,900	35,845,647

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2014-01A, Class AR2, 144A, 3 Month LIBOR + 1.260%	3.582%(c)	07/16/29		41,750	$ 41,631,321
Series 2017-08A, Class A, 144A, 3 Month LIBOR + 1.300%	3.622(c)	01/16/30		69,250	69,129,138
Aurium CLO DAC (Ireland),
Series 4A, Class A1, 144A, 3 Month EURIBOR + 0.750%	0.750(c)	01/16/31	EUR	100,050	110,606,096
Series 4A, Class A2, 144A	1.620	01/16/31	EUR	20,000	22,119,051

Avery Point CLO Ltd. (Cayman Islands), Series 2015-07A, Class AR, 144A, 3 Month LIBOR + 1.140%	3.443(c)	01/15/28		70,000	69,962,151
Bain Capital Credit CLO (Cayman Islands), Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 0.960%	3.219(c)	04/23/31		44,500	43,968,719
Bain Capital Euro CLO Ltd. (Ireland), Series 2018-01A, Class A, 144A, 3 Month EURIBOR + 0.780%	0.780(c)	04/20/32	EUR	89,950	99,211,481
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2017-12A, Class A1, 144A, 3 Month LIBOR + 1.250%	3.553(c)	10/15/30		49,000	48,896,483
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-01A, Class BR, 144A, 3 Month LIBOR + 1.350%	3.653(c)	01/17/28		2,915	2,850,715
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 0.970%	3.273(c)	04/17/31		50,000	49,487,215
Series 2014-03RA, Class A1A, 144A, 3 Month LIBOR + 1.050%	3.306(c)	07/27/31		52,500	52,049,828
Series 2015-04A, Class A1R, 144A, 3 Month LIBOR + 1.340%	3.618(c)	07/20/32		86,000	85,941,236

Carlyle Global Market Strategies Euro CLO Ltd. (Ireland), Series 2014-03A, Class AA1R, 144A, 3 Month EURIBOR + 0.730%	0.730(c)	01/25/32	EUR	50,000	55,092,567
Carlyle US CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A1B, 144A, 3 Month LIBOR + 1.220%	3.498(c)	07/20/31		35,000	34,894,485
Series 2017-04A, Class A1, 144A, 3 Month LIBOR + 1.180%	3.483(c)	01/15/30		37,250	37,081,373

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Carlyle US CLO Ltd. (Cayman Islands), (cont’d.)
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.020%	3.298%(c)	04/20/31		31,750	$ 31,450,963
Catamaran CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1AR, 144A, 3 Month LIBOR + 1.260%	3.538(c)	04/22/30		145,225	144,595,479
Series 2014-02A, Class A1R, 144A, 3 Month LIBOR + 1.400%	3.700(c)	10/18/26		22,117	22,105,315
CBAM Ltd. (Cayman Islands),
Series 2018-06A, Class A, 144A, 3 Month LIBOR + 0.940%	3.243(c)	07/15/31		120,000	119,717,808
Series 2018-07A, Class A, 144A, 3 Month LIBOR + 1.100%	3.378(c)	07/20/31		27,500	27,239,847
CIFC Funding Ltd. (Cayman Islands),
Series 2013-03RA, Class A1, 144A, 3 Month LIBOR + 0.980%	3.263(c)	04/24/31		24,250	23,926,697
Series 2014-05A, Class A1R2, 144A, 3 Month LIBOR + 1.200%	3.503(c)	10/17/31		34,450	34,267,384
Series 2015-01A, Class ARR, 144A, 3 Month LIBOR + 1.110%	3.388(c)	01/22/31		98,250	97,502,828
Series 2017-04A, Class A1, 144A, 3 Month LIBOR + 1.250%	3.533(c)	10/24/30		10,000	9,994,552
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.040%	3.318(c)	04/20/31		71,000	70,182,918

CVC Cordatus Loan Fund DAC (Ireland), Series 10A, Class A1, 144A, 3 Month EURIBOR + 0.720%	0.720(c)	01/27/31	EUR	79,000	87,212,338
CVC Cordatus Loan Fund DAV (Ireland), Series 03A, Class A2RR, 144A	1.750	08/15/32	EUR	5,300	5,894,938
Elevation CLO Ltd. (Cayman Islands),
Series 2014-02A, Class A1R, 144A, 3 Month LIBOR + 1.230%	3.533(c)	10/15/29		116,500	116,120,827
Series 2014-03A, Class AR, 144A, 3 Month LIBOR + 1.180%	3.483(c)	10/15/26		16,702	16,712,276
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.220%	3.523(c)	07/15/30		36,000	35,891,172
Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.120%	3.423(c)	07/15/31		127,600	126,081,075
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010%	3.313(c)	04/15/31		146,700	144,728,587

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Greenwood Park CLO Ltd. (Cayman Islands), (cont’d.)
Series 2018-01A, Class B, 144A, 3 Month LIBOR + 1.400%	3.703%(c)	04/15/31		10,000	$9,762,022

Greywolf CLO Ltd. (Cayman Islands), Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030%	3.297(c)	04/26/31		57,750	56,832,116
Hayfin Emerald CLO DAC (Ireland),
Series 01A, Class A2, 144A, 3 Month EURIBOR + 1.090% (Cap N/A, Floor 1.090%)	1.090(c)	09/06/31	EUR	55,750	62,112,030
Series 01A, Class A3, 144A	1.700	09/06/31	EUR	10,000	11,098,603
Series 02A, Class B1, 144A, 3 Month EURIBOR + 1.850%	1.850(c)	05/27/32	EUR	8,300	9,228,822
Series 02A, Class B2, 144A	2.650	05/27/32	EUR	11,250	12,456,054

Highbridge Loan Management Ltd. (Cayman Islands), Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000%	3.565(c)	02/05/31		14,500	14,364,506
HPC Investment Partners CLO,
Series 2013-02RR, Class A1A, 144A, 3 Month LIBOR + 1.160%	3.438(c)	10/20/29		13,925	13,889,255
Series 2013-02RR, Class A2, 144A, 3 Month LIBOR + 1.625%	3.903(c)	10/20/29		1,025	1,013,444

HPS Investment Partners CLO Subsidiary LLC (Cayman Islands), Series 11A-RR, Class A, 144A, 3 Month LIBOR + 1.260%	3.825(c)	05/07/30		16,000	15,964,336
ICG US CLO Ltd. (Cayman Islands),
Series 2014-03A, Class A1RR, 144A, 3 Month LIBOR + 1.030%	3.306(c)	04/25/31		24,700	24,309,794
Series 2017-02A, Class A1, 144A, 3 Month LIBOR + 1.280%	3.539(c)	10/23/29		70,000	69,796,713

Jackson Mill CLO Ltd. (Cayman Islands), Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 0.830%	3.133(c)	04/15/27		30,000	29,865,423
Jamestown CLO Ltd. (Cayman Islands), Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.470% (Cap N/A, Floor 1.470%)	3.893(c)	04/20/32		31,250	31,268,178
Jefferson Mill CLO Ltd. (Cayman Islands), Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 1.175%	3.453(c)	10/20/31		148,000	146,551,554

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

JMP Credit Advisors CLO Ltd. (Cayman Islands), Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.280%	— %(c)	07/17/29		28,000	$ 28,000,000
KKR CLO Ltd. (Cayman Islands),
Series 11, Class AR, 144A, 3 Month LIBOR + 1.180%	3.483(c)	01/15/31		73,150	72,613,723
Series 18, Class A, 144A, 3 Month LIBOR + 1.270%	3.570(c)	07/18/30		167,750	167,493,779

Mariner CLO Ltd. (Cayman Islands), Series 2018-05A, Class A, 144A, 3 Month LIBOR + 1.110%	3.386(c)	04/25/31		43,100	42,787,779
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.120%	3.398(c)	04/21/31		39,000	38,552,046
Series 2014-03A, Class BR, 144A, 3 Month LIBOR + 1.800%	4.078(c)	04/21/31		17,500	17,388,753
Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.150%	3.428(c)	07/20/31		54,250	53,674,690

Mountain View CLO LLC (Cayman Islands), Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.210%	3.532(c)	01/16/31		59,950	59,445,269
Mountain View CLO Ltd. (Cayman Islands), Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 1.250%	3.590(c)	10/12/30		120,550	119,996,760
Neuberger Berman CLO Ltd. (Cayman Islands), Series 2017-16SA, Class A, 144A, 3 Month LIBOR + 0.850%	3.153(c)	01/15/28		35,344	35,201,924
OCP CLO Ltd. (Cayman Islands), Series 2017-13A, Class A1A, 144A, 3 Month LIBOR + 1.260%	3.563(c)	07/15/30		58,900	58,900,583
OCP Euro CLO Ltd. (Ireland), Series 2017-02A, Class A, 144A, 3 Month EURIBOR + 0.820%	0.820(c)	01/15/32	EUR	108,000	120,225,597
Octagon Investment Partners 44 Ltd. (Cayman Islands), Series 2019-01A, Class A, 144A, 3 Month LIBOR + 1.300%	3.583(c)	07/20/32		99,500	99,499,403
OZLM Ltd. (Cayman Islands),
Series 2014-07RA, Class A1R, 144A, 3 Month LIBOR + 1.010%	3.313(c)	07/17/29		123,700	122,689,618
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250%	3.516(c)	10/30/30		63,500	63,429,693

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
OZLM Ltd. (Cayman Islands), (cont’d.)
Series 2016-15A, Class A1, 144A, 3 Month LIBOR + 1.490%	3.768%(c)	01/20/29		90,000	$ 89,938,341
Series 2018-20A, Class A1, 144A, 3 Month LIBOR + 1.050%	3.328(c)	04/20/31		94,500	93,371,831

OZLME DAC (Netherlands), Series 03A, Class A1, 144A, 3 Month EURIBOR + 0.750%	0.750(c)	08/24/30	EUR	67,000	73,903,275
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-02A, Class A1AR, 144A, 3 Month LIBOR + 1.270%	3.548(c)	07/20/30		123,500	123,371,239
Palmer Square Loan Funding Ltd. (Cayman Islands), Series 2019-03A, Class A1, 144A, 3 Month LIBOR + 0.850%	—(c)	08/20/27		75,000	75,000,000
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands), Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.220%	3.748(c)	11/14/29		90,000	89,702,757
Pikes Peak CLO (Cayman Islands), Series 2019-04A, Class A, 144A, 3 Month LIBOR + 1.370%	—(c)	07/15/32		50,000	50,000,000
Prudential PLC (United Kingdom), Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.150%	3.453(c)	07/15/31		94,700	94,170,400
Race Point CLO Ltd. (Cayman Islands), Series 2015-09A, Class A1AR, 144A, 3 Month LIBOR + 1.210%	3.513(c)	10/15/30		10,000	9,990,261
Regatta Funding Ltd. (Cayman Islands), Series 2017-01A, Class A, 144A, 3 Month LIBOR + 1.250%	3.553(c)	10/17/30		56,250	55,985,462
Romark CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030%	3.308(c)	04/20/31		90,000	88,949,385
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.175%	3.451(c)	07/25/31		37,000	36,651,860
Shackleton CLO Ltd. (Cayman Islands),
Series 2014-05RA, Class A, 144A, 3 Month LIBOR + 1.100%	3.665(c)	05/07/31		75,000	74,482,785
Series 2015-07RA, Class A1, 144A, 3 Month LIBOR + 1.170%	3.473(c)	07/15/31		59,250	58,702,779
Series 2017-11A, Class A, 144A, 3 Month LIBOR + 1.270%	3.788(c)	08/15/30		159,750	160,230,512

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Silver Creek CLO Ltd. (Cayman Islands), Series 2014-01A, Class AR, 144A, 3 Month LIBOR + 1.240%	3.518%(c)	07/20/30		50,000	$ 49,896,200
Sound Point CLO Ltd. (Cayman Islands),
Series 2016-02A, Class AR, 144A, 3 Month LIBOR + 1.290%	3.568(c)	10/20/28		130,750	130,740,481
Series 2016-03A, Class A, 144A, 3 Month LIBOR + 1.530%	3.789(c)	01/23/29		53,875	53,838,338
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.280%	3.556(c)	07/25/30		60,000	59,920,950
Series 2017-03A, Class A1A, 144A, 3 Month LIBOR + 1.220%	3.498(c)	10/20/30		99,500	99,150,407
Series 2017-03A, Class A1B, 144A, 3 Month LIBOR + 1.220%	3.498(c)	10/20/30		750	749,213
Telos CLO Ltd. (Cayman Islands),
Series 2013-03A, Class AR, 144A, 3 Month LIBOR + 1.300%	3.603(c)	07/17/26		40,000	39,986,704
Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240%	3.543(c)	01/17/30		85,000	84,705,832

TIAA CLO Ltd. (Cayman Islands), Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.200%	3.478(c)	07/20/31		45,750	45,379,448
TICP CLO Ltd. (Cayman Islands), Series 2018-IA, Class A1, 144A, 3 Month LIBOR + 0.830%	3.097(c)	04/26/28		132,500	131,594,150
Tikehau CLO BV (Netherlands), Series 4A, Class A1, 144A, 3 Month EURIBOR + 0.900%	0.900(c)	10/15/31	EUR	60,700	67,244,920
Trimaran Cavu Ltd. (Cayman Islands), Series 2019-01A, Class B, 144A, 3 Month LIBOR + 2.200%	4.667(c)	07/20/32		33,500	33,492,875
Trinitas CLO Ltd. (Cayman Islands),
Series 2017-06A, Class A, 144A, 3 Month LIBOR + 1.320%	3.596(c)	07/25/29		65,000	65,025,272
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.210%	3.486(c)	01/25/31		118,000	117,044,884
Series 2017-07A, Class B, 144A, 3 Month LIBOR + 1.600%	3.876(c)	01/25/31		12,250	12,041,258
Series 2018-08A, Class A, 144A, 3 Month LIBOR + 1.100%	3.378(c)	07/20/31		70,000	69,087,907
Series 2019-11A, Class A1, 144A, 3 Month LIBOR + 1.360%	3.639(c)	07/15/32		53,000	52,999,735

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Venture 32 CLO Ltd. (Cayman Islands), Series 2018-32A, Class A1, 144A, 3 Month LIBOR + 1.100%	3.400%(c)	07/18/31		38,373	$ 37,854,797
Venture 36 CLO Ltd. (Cayman Islands),
Series 2019-36A, Class A1A, 144A, 3 Month LIBOR + 1.430%	4.005(c)	04/20/32		36,425	36,440,302
Series 2019-36A, Class X, IO, 144A, 3 Month LIBOR + 1.350%	3.925(c)	04/20/32		1,050	1,050,412
Venture CLO Ltd. (Cayman Islands),
Series 2014-19A, Class ARR, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 1.260%)	3.563(c)	01/15/32		38,750	38,688,418
Series 2015-21A, Class AR, 144A, 3 Month LIBOR + 0.880%	3.183(c)	07/15/27		72,550	72,515,582
Series 2017-27RA, Class A, 144A, 3 Month LIBOR + 1.300%	3.578(c)	07/21/30		19,200	19,274,817
Vibrant CLO Ltd. (Cayman Islands),
Series 2016-04A, Class A1, 144A, 3 Month LIBOR + 1.650%	3.928(c)	07/20/28		50,000	49,977,530
Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.120%	3.398(c)	07/20/31		195,000	192,667,351

Voya CLO Ltd. (Cayman Islands), Series 2014-01A, Class AAR2, 144A, 3 Month LIBOR + 0.990%	3.290(c)	04/18/31		115,250	113,963,833
Voya Euro CLO DAC (Ireland), Series 01A, Class A, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.750(c)	10/15/30	EUR	95,000	105,017,170
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.320%	3.598(c)	04/20/29		70,000	69,934,193
Series 2017-02A, Class A1, 144A, 3 Month LIBOR + 1.250%	3.528(c)	10/20/29		40,000	39,889,396
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.200%	3.478(c)	10/20/31		60,250	59,741,550
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.340%	—(c)	07/20/32		50,000	50,000,000

West CLO Ltd. (Cayman Islands), Series 2014-02A, Class A1BR, 144A	2.724	01/16/27		10,679	10,674,450
Willow Park CLO Ltd. (Ireland), Series 01A, Class A1, 144A, 3 Month EURIBOR + 0.840%	0.840(c)	01/15/31	EUR	6,500	7,209,623

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

York CLO Ltd. (Cayman Islands), Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 1.150%	3.428%(c)	01/22/31	25,000	$ 24,834,347
Zais CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.370%	3.673(c)	07/15/29	74,130	74,309,787
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290%	3.593(c)	04/15/30	65,500	65,762,609
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.950%	3.253(c)	04/15/29	60,825	60,190,212
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.200%	3.478(c)	07/20/31	145,500	143,223,347
				7,565,538,706
Consumer Loans 1.4%
Lendmark Funding Trust,
Series 2018-02A, Class A, 144A	4.230	04/20/27	45,100	46,584,674
Series 2019-01A, Class A, 144A	3.000	12/20/27	73,420	73,119,903

Mariner Finance Issuance Trust, Series 2019-AA, Class A, 144A	2.960	07/20/32	24,000	23,954,952
OneMain Financial Issuance Trust,
Series 2016-01A, Class A, 144A	3.660	02/20/29	13,159	13,210,518
Series 2017-01A, Class B, 144A	2.790	09/14/32	12,983	12,935,521
Series 2017-01A, Class C, 144A	3.350	09/14/32	9,900	9,896,610
Series 2018-01A, Class A, 144A	3.300	03/14/29	28,550	28,848,279
Oportun Funding LLC,
Series 2017-A, Class A, 144A	3.230	06/08/23	28,260	28,211,588
Series 2017-B, Class A, 144A	3.220	10/10/23	69,000	69,073,851
Series 2018-A, Class A, 144A	3.610	03/08/24	9,670	9,768,102
Series 2018-B, Class A, 144A	3.910	07/08/24	25,700	26,035,591
Series 2018-B, Class B, 144A	4.500	07/08/24	1,750	1,767,279
Series 2018-B, Class C, 144A	5.430	07/08/24	1,921	1,939,363
Series 2018-C, Class A, 144A	4.100	10/08/24	44,300	45,251,741
Series 2018-C, Class B, 144A	4.590	10/08/24	4,800	4,900,159
Series 2018-C, Class C, 144A	5.520	10/08/24	2,000	2,050,182
Series 2018-D, Class A, 144A	4.150	12/09/24	31,449	32,204,713
Series 2018-D, Class B, 144A	4.830	12/09/24	4,432	4,536,527
Series 2019-A, Class A, 144A	3.080	08/08/25	53,700	53,689,008
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850%	5.116(c)	02/25/23	24,890	24,928,998

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Consumer Loans (cont’d.)
PNMAC GMSR Issuer Trust, (cont’d.)
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650%	4.916%(c)	08/25/25	35,300	$ 35,422,516
Springleaf Funding Trust,
Series 2017-AA, Class A, 144A	2.680	07/15/30	59,100	59,043,849
Series 2017-AA, Class B, 144A	3.100	07/15/30	8,262	8,270,620
				615,644,544
Credit Cards 0.2%
Citibank Credit Card Issuance Trust, Series 2018-A07, Class A7	3.960	10/13/30	87,200	96,742,531
Home Equity Loans 0.1%
ABFC Trust,
Series 2003-OPT01, Class A1, 1 Month LIBOR + 0.640%	2.906(c)	04/25/33	3,701	3,695,048
Series 2004-OPT05, Class A4, 1 Month LIBOR + 1.250%	3.516(c)	06/25/34	1,648	1,665,158
Series 2005-AQ01, Class A4	4.734	01/25/34	879	897,365

Accredited Mortgage Loan Trust, Series 2004-04, Class A2D, 1 Month LIBOR + 0.700%	2.966(c)	01/25/35	280	280,352
ACE Securities Corp. Home Equity Loan Trust,
Series 2003-HE01, Class M1, 1 Month LIBOR + 0.975%	3.241(c)	11/25/33	584	580,468
Series 2003-OP01, Class M1, 1 Month LIBOR + 1.050%	3.316(c)	12/25/33	743	746,478

Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-11, Class AV2, 1 Month LIBOR + 0.740%	3.006(c)	12/25/33	1,051	1,047,709
Ameriquest Mortgage Securities, Inc., Floating Rate Mortgage Pass-Through Certificates, Series 2001-02, Class M3, 1 Month LIBOR + 2.925%	5.191(c)	10/25/31	56	60,017
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2003-W02, Class M4, 1 Month LIBOR + 5.625%	3.989(c)	09/25/33	480	472,164
Series 2003-W10, Class M1, 1 Month LIBOR + 1.080%	3.346(c)	01/25/34	1,192	1,202,146

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Home Equity Loans (cont’d.)
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, (cont’d.)
Series 2003-W10, Class M2, 1 Month LIBOR + 2.475%	4.137%(c)	01/25/34	68	$ 67,406
Series 2004-W02, Class AF	4.403	04/25/34	298	311,662
Series 2004-W06, Class M1, 1 Month LIBOR + 0.825%	3.091(c)	05/25/34	181	182,203
Series 2005-W02, Class A2C, 1 Month LIBOR + 0.360%	3.120(c)	10/25/35	703	704,383
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2003-HE03, Class M1, 1 Month LIBOR + 1.245%	3.570(c)	06/15/33	1,006	1,016,365
Series 2003-HE04, Class M1, 1 Month LIBOR + 1.245%	3.570(c)	08/15/33	1,176	1,181,139
Series 2004-HE06, Class M1, 1 Month LIBOR + 0.945%	3.211(c)	09/25/34	813	820,978
Series 2004-HE08, Class M1, 1 Month LIBOR + 1.050%	3.316(c)	12/25/34	1,615	1,597,619
Series 2004-HE09, Class M1, 1 Month LIBOR + 0.975%	3.241(c)	12/25/34	1,992	1,983,630
Bear Stearns Asset-Backed Securities Trust,
Series 2002-02, Class A2, 1 Month LIBOR + 1.200%	3.466(c)	10/25/32	39	39,350
Series 2004-HE02, Class M1, 1 Month LIBOR + 0.900%	3.166(c)	03/25/34	1,241	1,248,172
Series 2004-HE08, Class M1, 1 Month LIBOR + 0.975%	3.241(c)	09/25/34	206	210,653
Series 2004-HE11, Class M2, 1 Month LIBOR + 1.575%	3.841(c)	12/25/34	3,212	3,261,151
Series 2005-HE05, Class M2, 1 Month LIBOR + 1.035%	3.301(c)	06/25/35	1,605	1,619,161
Series 2007-HE03, Class 1A2, 1 Month LIBOR + 0.200%	2.466(c)	04/25/37	84	123,803
CDC Mortgage Capital Trust,
Series 2003-HE03, Class M1, 1 Month LIBOR + 1.050%	3.316(c)	11/25/33	710	708,946
Series 2003-HE04, Class M1, 1 Month LIBOR + 0.975%	3.241(c)	03/25/34	3,660	3,624,037

Conseco Finance Corp., Series 2001-C, Class M2, 1 Month LIBOR + 1.150%	3.475(c)	08/15/33	607	607,256

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Home Equity Loans (cont’d.)

GSAA Trust, Series 2006-07, Class AF2	5.995%(cc)	03/25/46	897	$ 579,536
Home Equity Asset Trust,
Series 2002-04, Class M1, 1 Month LIBOR + 1.500%	3.766(c)	03/25/33	2,024	2,018,514
Series 2003-03, Class M1, 1 Month LIBOR + 1.290%	3.556(c)	08/25/33	1,012	1,017,328
Series 2003-04, Class M1, 1 Month LIBOR + 1.200%	3.466(c)	10/25/33	1,118	1,122,253
Series 2003-05, Class M1, 1 Month LIBOR + 1.050%	3.316(c)	12/25/33	39	38,767
Series 2004-07, Class M1, 1 Month LIBOR + 0.930%	3.196(c)	01/25/35	443	444,723

JPMorgan Mortgage Acquisition Corp., Series 2005-WMC01, Class M2, 1 Month LIBOR + 0.660%	2.926(c)	09/25/35	813	812,793
Merrill Lynch Mortgage Investors Trust,
Series 2002-HE01, Class A1, 1 Month LIBOR + 1.000%	3.266(c)	08/25/32	2,532	2,525,335
Series 2003-OPT01, Class A3, 1 Month LIBOR + 0.720%	2.986(c)	07/25/34	436	437,170
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-HE01, Class M1, 1 Month LIBOR + 1.200%	3.466(c)	05/25/33	545	546,009
Series 2003-NC05, Class M1, 1 Month LIBOR + 1.275%	3.541(c)	04/25/33	3,894	3,900,566
Series 2004-HE03, Class A4, 1 Month LIBOR + 0.800%	3.066(c)	03/25/34	483	470,837
Series 2004-HE05, Class M1, 1 Month LIBOR + 0.945%	3.211(c)	06/25/34	621	623,843
Series 2004-HE08, Class A7, 1 Month LIBOR + 1.060%	3.326(c)	09/25/34	663	661,564
Series 2005-NC02, Class M3, 1 Month LIBOR + 0.675%	2.941(c)	03/25/35	1,008	1,007,459

Morgan Stanley Dean Witter Capital I, Inc., Series 2003-NC03, Class M1, 1 Month LIBOR + 1.350%	3.616(c)	03/25/33	2,786	2,805,081
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-NC05, Class M1, 1 Month LIBOR + 1.410%	3.676(c)	10/25/32	1,255	1,264,785

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Home Equity Loans (cont’d.)
New Century Home Equity Loan Trust,
Series 2003-04, Class M1, 1 Month LIBOR + 1.125%	3.391%(c)	10/25/33	3,781	$ 3,796,787
Series 2003-A, Class A, 144A, 1 Month LIBOR + 0.720%	2.986(c)	10/25/33	1,626	1,602,950
Series 2004-01, Class M1, 1 Month LIBOR + 0.885%	3.151(c)	05/25/34	540	541,431

Residential Asset Securities Trust, Series 2004-KS01, Class AI5	5.721	02/25/34	192	196,147
Securitized Asset-Backed Receivables LLC Trust, Series 2004-NC01, Class M1, 1 Month LIBOR + 0.780%	3.046(c)	02/25/34	468	470,405
Wells Fargo Home Equity Asset-Backed Securities Trust, Series 2005-01, Class M4, 1 Month LIBOR + 0.915%	3.181(c)	04/25/35	3,140	3,156,660
				59,995,762
Other 0.3%
Park Avenue Funding Trust, Series 2019-02, Class PT, 144A^	—	11/27/20	8,081	8,080,594
PNMAC FMSR Issuer Trust, Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350%	4.616(c)	04/25/23	62,500	62,511,213
TH MSR Issuer Trust, Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800%	5.066(c)	06/25/24	34,970	35,074,840
				105,666,647
Residential Mortgage-Backed Securities 2.3%
Aames Mortgage Investment Trust, Series 2005-02, Class M4, 1 Month LIBOR + 0.945%	3.211(c)	07/25/35	585	586,387
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-R02, Class A1A, 1 Month LIBOR + 0.690%	2.956(c)	04/25/34	1,046	1,046,047
Series 2004-R08, Class M1, 1 Month LIBOR + 0.960%	3.226(c)	09/25/34	424	424,619

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Residential Mortgage-Backed Securities (cont’d.)

Amortizing Residential Collateral Trust, Series 2002-BC08, Class A3, 1 Month LIBOR + 1.000%	3.266%(c)	11/25/32	224	$ 223,434
Chase Funding Trust, Series 2002-02, Class 1A5	6.333	04/25/32	305	310,576
CIT Mortgage Loan Trust, Series 2007-01, Class 1A, 144A, 1 Month LIBOR + 1.350%	3.616(c)	10/25/37	70,725	71,566,262
Countrywide Asset-Backed Certificates,
Series 2002-03, Class 2A1, 1 Month LIBOR + 0.660%	2.926(c)	06/25/32	1,155	1,142,118
Series 2003-BC05, Class 2A2, 1 Month LIBOR + 0.700%	2.966(c)	12/25/33	907	899,113
Series 2004-03, Class 1A, 1 Month LIBOR + 0.420%	2.686(c)	08/25/34	12,198	11,793,603
Series 2004-03, Class 3A3, 1 Month LIBOR + 0.760%	3.026(c)	08/25/34	248	246,121
Series 2004-12, Class AF5	5.676	04/25/35	555	557,098
Series 2004-BC04, Class M1, 1 Month LIBOR + 1.050%	3.316(c)	11/25/34	1,615	1,619,347
Series 2005-BC05, Class M3, 1 Month LIBOR + 0.500%	3.150(c)	01/25/36	6,475	6,495,340
Series 2006-26, Class 2A3, 1 Month LIBOR + 0.170%	2.436(c)	06/25/37	228	227,397
Credit Suisse Mortgage Trust,
Series 2016-RPL01, Class A1, 144A, 1 Month LIBOR + 3.150%	5.552(c)	12/26/46	48,315	48,467,169
Series 2018-RPL04, 144A	3.826	07/25/50	43,571	44,599,595
Series 2018-RPL08, Class A1, 144A	4.125(cc)	07/25/58	79,537	80,162,083
Series 2018-RPL09, Class PT, 144A	3.915	09/25/57	34,275	33,164,187
Series 2019-06R, 144A	—(p)	10/25/46	24,875	24,848,435
Credit-Based Asset Servicing & Securitization LLC,
Series 2004-CB05, Class M1, 1 Month LIBOR + 0.915%	3.181(c)	01/25/34	2,700	2,714,679
Series 2004-CB08, Class M1, 1 Month LIBOR + 0.795%	3.061(c)	12/25/35	2,301	2,305,967
CWABS, Inc., Asset-Backed Certificates Trust,
Series 2003-05, Class AF5	5.127	02/25/34	1,444	1,468,350
Series 2004-04, Class 1A, 1 Month LIBOR + 0.420%	2.686(c)	08/25/34	2,726	2,602,547
Series 2004-05, Class 3A, 1 Month LIBOR + 0.460%	2.726(c)	09/25/34	228	228,342

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Residential Mortgage-Backed Securities (cont’d.)
CWABS, Inc., Asset-Backed Certificates Trust, (cont’d.)
Series 2004-06, Class 2A4, 1 Month LIBOR + 0.900%	3.166%(c)	11/25/34	463	$ 466,317
Series 2004-06, Class 2A5, 1 Month LIBOR + 0.780%	3.046(c)	11/25/34	513	516,017
Encore Credit Receivables Trust,
Series 2005-01, Class M1, 1 Month LIBOR + 0.660%	2.926(c)	07/25/35	3,071	3,058,187
Series 2005-03, Class M3, 1 Month LIBOR + 0.765%	3.031(c)	10/25/35	9,711	9,779,447

FFMLT Trust, Series 2005-FF02, Class M4, 1 Month LIBOR + 0.885%	3.151(c)	03/25/35	1,009	1,014,906
First Franklin Mortgage Loan Trust, Series 2003-FFH02, Class M1B, 1 Month LIBOR + 0.975%	3.241(c)	02/25/34	1,906	1,880,337
Fremont Home Loan Trust,
Series 2003-B, Class M1, 1 Month LIBOR + 1.050%	3.316(c)	12/25/33	5,923	5,877,457
Series 2004-C, Class M1, 1 Month LIBOR + 0.975%	3.241(c)	08/25/34	1,721	1,731,298
GSAMP Trust,
Series 2004-AR01, Class M1, 1 Month LIBOR + 0.975%	3.241(c)	06/25/34	2,787	2,780,519
Series 2005-HE03, Class M3, 1 Month LIBOR + 1.050%	3.316(c)	06/25/35	3,500	3,507,235

JPMorgan Mortgage Acquisition Trust, Series 2007-CH05, Class A4, 1 Month LIBOR + 0.160%	2.426(c)	06/25/36	1,322	1,320,916
Legacy Mortgage Asset Trust,
Series 2017-RPL01, Class A, 144A, 1 Month LIBOR + 1.750%	4.152(c)	01/28/70	16,606	16,854,230
Series 2019-GS01, Class A1, 144A	4.000	01/25/59	6,989	7,073,172
Series 2019-GS02, Class A1, 144A	3.750	01/25/59	35,115	35,348,231
Series 2019-GS03, Class A1, 144A	3.750	04/25/59	18,574	18,767,417
Series 2019-GS04, Class A1, 144A	3.438	05/25/59	57,709	57,952,940
Series 2019-SL01, Class A, 144A	4.000(cc)	12/28/54	23,635	23,702,770
Long Beach Mortgage Loan Trust,
Series 2003-04, Class AV1, 1 Month LIBOR + 0.620%	2.886(c)	08/25/33	5,527	5,576,522
Series 2004-01, Class M1, 1 Month LIBOR + 0.750%	3.016(c)	02/25/34	517	515,499

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Long Beach Mortgage Loan Trust, (cont’d.)
Series 2004-02, Class M1, 1 Month LIBOR + 0.795%	3.061%(c)	06/25/34	151	$ 150,005
Series 2004-04, Class 1A1, 1 Month LIBOR + 0.560%	2.826(c)	10/25/34	14	13,638

LSFVT, Series 2019-01, 1 Month LIBOR + 2.000%^	4.483(c)	05/02/22	127,550	127,550,111
Merrill Lynch Mortgage Investors Trust,
Series 2004-OPT01, Class A1A, 1 Month LIBOR + 0.520%	2.786(c)	06/25/35	492	491,211
Series 2004-OPT01, Class A2A, 1 Month LIBOR + 0.720%	2.986(c)	06/25/35	562	555,213
Series 2004-WMC03, Class M2, 1 Month LIBOR + 1.845%	4.111(c)	01/25/35	2,500	2,518,707

Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC06, Class M1, 1 Month LIBOR + 0.900%	3.166(c)	07/25/34	3,096	3,024,157
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-WLL01, Class M3, 1 Month LIBOR + 0.735%	3.001(c)	03/25/35	8,982	9,017,939
Specialty Underwriting & Residential Finance Trust,
Series 2003-BC02, Class M1, 1 Month LIBOR + 1.125%	3.391(c)	06/25/34	809	821,269
Series 2003-BC04, Class M1, 1 Month LIBOR + 0.900%	3.166(c)	11/25/34	318	314,235
Series 2004-BC02, Class A2, 1 Month LIBOR + 0.540%	2.806(c)	05/25/35	1,041	1,000,650
Series 2004-BC02, Class M1, 1 Month LIBOR + 0.825%	3.091(c)	05/25/35	1,038	1,040,700
Structured Asset Investment Loan Trust,
Series 2003-BC07, Class 3A2, 1 Month LIBOR + 0.950%	3.216(c)	07/25/33	1,090	1,091,489
Series 2003-BC08, Class 3A3, 1 Month LIBOR + 0.900%	3.166(c)	08/25/33	227	224,504
Series 2003-BC10, Class A4, 1 Month LIBOR + 1.000%	3.266(c)	10/25/33	964	959,854
Series 2004-07, Class A8, 1 Month LIBOR + 1.200%	3.466(c)	08/25/34	2,510	2,535,499
Series 2004-BNC01, Class A2, 1 Month LIBOR + 1.000%	3.266(c)	09/25/34	1,261	1,264,665

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Structured Asset Investment Loan Trust, (cont’d.)
Series 2004-BNC01, Class A4, 1 Month LIBOR + 0.940%	3.206%(c)	09/25/34		978	$ 979,621
Series 2005-06, Class M2, 1 Month LIBOR + 0.780%	3.046(c)	07/25/35		13,021	13,066,504
Series 2005-07, Class M1, 1 Month LIBOR + 0.735%	3.001(c)	08/25/35		1,871	1,873,230

TFS (Spain), Series 2018-03, Class A1, 1 Month EURIBOR + 2.900%	2.900(c)	03/16/23	EUR	126,469	139,721,412
Towd Point Mortgage Trust,
Series 2015-02, Class 1M2, 144A	3.789(cc)	11/25/60		22,127	22,660,090
Series 2017-04, Class A1, 144A	2.750(cc)	06/25/57		53,514	53,503,424
Series 2017-06, Class A1, 144A	2.750(cc)	10/25/57		63,691	63,811,720
Series 2018-02, Class A1, 144A	3.250(cc)	03/25/58		12,385	12,528,251
Series 2018-03, Class A1, 144A	3.750(cc)	05/25/58		5,614	5,793,675
Series 2018-05, Class A1, 144A	3.250(cc)	07/25/58		30,151	30,542,707
Series 2018-06, Class A1A, 144A	3.750(cc)	03/25/58		2,978	3,050,653
					1,035,527,366
Small Business Loan 0.0%
Small Business Administration Participation Certificates,
Series 2001-20A, Class 1	6.290	01/01/21		9	9,037
Series 2003-20I, Class 1	5.130	09/01/23		12	12,839
					21,876
Student Loans 1.6%
Earnest Student Loan Program LLC, Series 2016-D, Class A1, 144A, 1 Month LIBOR + 1.400%	3.804(c)	01/25/41		1,899	1,909,065
Laurel Road Prime Student Loan Trust,
Series 2018-A, Class A, 144A	3.278	02/25/43		82,210	100,755,415
Series 2018-C, Class A, 144A	3.534	08/25/43		105,634	108,535,909
Series 2018-D, Class A, 144A	3.855	11/25/43		125,438	130,716,548
Series 2019-A, Class R, 144A	—	10/25/48		169,004	11,629,436

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Student Loans (cont’d.)

SLM Student Loan Trust, Series 2004-02X, Class A6, 3 Month EURIBOR + 0.550%(Cap N/A, Floor 0.000%)	0.177%(c)	07/25/39	EUR	78,400	$ 83,949,593
Sofi Alternative Trust, Series 2019-B, Class PT, 144A	—(p)	12/15/45		274,106	287,706,892
					725,202,858

Total Asset-Backed Securities (cost $10,593,449,558)					10,526,432,693
Bank Loans 0.8%
Chemicals 0.1%
Starfruit Finco BV (Netherlands),
Initial Dollar Term Loan, 1 Month LIBOR + 3.250%	5.610(c)	10/01/25		8,179	8,041,471
Initial Euro Term Loan, 3 Month EURIBOR + 3.750%	3.750(c)	10/01/25	EUR	16,400	18,105,637
					26,147,108
Computers 0.1%
McAfee LLC,
Second Lien Initial Loan, 1 Month LIBOR + 8.500%	10.741(c)	09/29/25		10,631	10,728,707
Term B USD Loan, 1 Month LIBOR + 3.750%	5.991(c)	09/30/24		20,588	20,570,572
					31,299,279
Electric 0.0%
Vistra Operations Co. LLC,
2018 Incremental Term Loan, 1 - 3 Month LIBOR + 2.000%	4.293(c)	12/31/25		4,548	4,553,892
Initial Term B-1 Loan, 1 Month LIBOR + 2.000%	4.234(c)	08/04/23		3,472	3,474,446
					8,028,338
Entertainment 0.0%
Scientific Games International, Inc., Initial Term B-5 Loan, 1 Month LIBOR + 2.750%	4.984(c)	08/14/24		4,756	4,729,254

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Bank Loans (Continued)
Foods 0.1%
Sigma Bidco BV (Netherlands), Facility B-4 Loan, 1 Month GBP LIBOR + 4.000%	4.723%(c)	07/02/25	GBP	43,800	$ 51,771,837
Healthcare-Products 0.0%
Avantor, Inc., Initial B-2 Euro Term Loan, 1 Month EURIBOR + 3.250%	3.250(c)	11/21/24	EUR	3,523	3,929,968
Household Products/Wares 0.1%
Diamond BC BV, Initial Euro Term Loan, 3 Month EURIBOR + 3.250%	3.250(c)	09/06/24	EUR	13,124	13,395,804
Leisure Time 0.1%
HNVR Holdco Ltd. (United Kingdom), Facility C, 6 Month EURIBOR + 4.500%	4.500(c)	09/12/25	EUR	22,575	25,154,513
Kiwi VFS SUB II Sarl (Luxembourg), Facility B-1 Loan, 3 Month GBP LIBOR + 4.000%	4.812(c)	07/29/24	GBP	10,775	13,064,167
Richmond UK Bidco Ltd. (United Kingdom), Facility B, 1 Month GBP LIBOR + 4.250%	4.963(c)	03/03/24	GBP	3,174	3,724,237
					41,942,917
Pharmaceuticals 0.1%
Ceva Sante Animale SA (France), Term Loan, 3 Month EURIBOR + 4.750%	4.750(c)	04/10/26	EUR	25,150	28,021,572
Nidda Healthcare Holding AG (Germany), Facility C GBP, 3 Month GBP LIBOR + 4.500%	5.303(c)	08/21/24	GBP	17,000	20,716,763
					48,738,335
Real Estate 0.0%
DTZ US Borrower LLC, Closing Date Term Loan, 1 Month LIBOR + 3.250%	5.484(c)	08/21/25		9,546	9,574,347
Retail 0.2%
CD&R Dock Bidco Ltd. (United Kingdom),
Facility B, 1 Month GBP LIBOR + 5.000%	5.719(c)	03/16/26	GBP	7,900	9,695,259
Initial Facility Loan, 1 Month GBP LIBOR + 8.750%^	9.469(c)	03/15/27	GBP	10,100	12,006,252

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Bank Loans (Continued)
Retail (cont’d.)

EG America LLC (United Kingdom), Second Lien Facility (USD), 3 Month LIBOR + 8.000%	10.330%(c)	04/20/26		11,687	$ 11,547,698
EG Finco Ltd. (United Kingdom),
Second Lien Term Loan, 3 Month EURIBOR + 7.750%^	8.750(c)	04/20/26	EUR	6,861	7,633,532
Term B, 3 Month GBP LIBOR + 4.750%	5.524(c)	02/06/25	GBP	13,257	15,789,548
Term B-1, 3 Month EURIBOR + 4.000%	4.000(c)	02/07/25	EUR	29,453	32,278,419
					88,950,708
Telecommunications 0.0%
Sprint Communications, Inc.,
Initial Term Loan, 1 Month LIBOR + 2.500%	4.750(c)	02/02/24		4,813	4,797,404
Term Loan	—(p)	02/03/24		5,000	4,996,875
					9,794,279

Total Bank Loans (cost $360,552,348)					338,302,174
Commercial Mortgage-Backed Securities 13.0%
20 Times Square Trust,
Series 2018-20TS, Class G, 144A	3.100(cc)	05/15/35		39,245	37,657,446
Series 2018-20TS, Class H, 144A	3.100(cc)	05/15/35		40,253	37,875,151

Assurant Commercial Mortgage Trust, Series 2016-01A, Class B, 144A	4.364(cc)	05/15/49		7,683	8,132,840
Banc of America Commercial Mortgage Trust, Series 2016-UB10, Class A3	2.903	07/15/49		5,200	5,295,035
BANK,
Series 2017-BNK05, Class A4	3.131	06/15/60		92,900	96,253,170
Series 2017-BNK06, Class A4	3.254	07/15/60		70,950	74,115,292
Series 2017-BNK08, Class A3	3.229	11/15/50		70,000	72,808,386
Series 2018-BNK11, Class A2	3.784	03/15/61		60,775	65,997,001
Series 2019-BN18, Class A3	3.325	05/15/62		57,000	59,844,938

Barclays Commercial Mortgage Trust, Series 2019-C03, Class A3	3.319	05/15/52		50,000	52,284,465
BBCCRE Trust, Series 2015-GTP, Class A, 144A	3.966	08/10/33		31,000	33,118,317
BBCMS Mortgage Trust,
Series 2016-ETC, Class A, 144A	2.937	08/14/36		17,450	17,532,600
Series 2016-ETC, Class B, 144A	3.189	08/14/36		6,970	6,917,823
Series 2016-ETC, Class C, 144A	3.391	08/14/36		5,770	5,728,465

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
BBCMS Mortgage Trust, (cont’d.)
Series 2016-ETC, Class D, 144A	3.609%(cc)	08/14/36	21,720	$ 21,530,660
Series 2016-ETC, Class E, 144A	3.609(cc)	08/14/36	13,900	12,934,719
Series 2018-CHRS, Class D, 144A	4.266(cc)	08/05/38	19,295	19,993,089
Series 2019-CLP, Class D, 144A, 1 Month LIBOR + 1.728%	4.053(c)	12/15/31	25,932	25,802,058
Benchmark Mortgage Trust,
Series 2018-B02, Class A4	3.615	02/15/51	15,000	15,997,378
Series 2018-B04, Class A4	3.858	07/15/51	40,000	43,524,512
Series 2019-B10, Class A3	3.455	03/15/62	48,000	50,722,958
Series 2019-B11, Class A4	3.281	05/15/52	61,825	64,618,890
Series 2019-B12, Class A4	2.859	08/15/52	81,000	82,026,667

BX Commercial Mortgage Trust, Series 2018-IND, Class G, 144A, 1 Month LIBOR + 2.050%	4.375(c)	11/15/35	3,764	3,784,247
CCUBS Commercial Mortgage Trust, Series 2017-C01, Class A3	3.283(cc)	11/15/50	37,610	39,157,738
CD Mortgage Trust,
Series 2016-CD01, Class A3	2.459	08/10/49	13,000	12,927,538
Series 2017-CD04, Class A3	3.248	05/10/50	60,000	62,512,896
Series 2017-CD05, Class A3	3.171	08/15/50	79,475	82,340,113
Series 2017-CD06, Class A4	3.190	11/13/50	121,000	125,687,758
Series 2018-CD07, Class A3	4.013	08/15/51	27,250	29,998,152
CFK Trust,
Series 2019-FAX, Class A, 144A	4.075	01/15/39	14,250	15,460,235
Series 2019-FAX, Class B, 144A	4.362	01/15/39	21,052	22,976,831

CG-CCRE Commercial Mortgage Trust, Series 2014-FL02, Class A, 144A, 1 Month LIBOR + 1.854%	4.179(c)	11/15/31	1,902	1,901,515
CGMS Commercial Mortgage Trust, Series 2017-B01, Class A3	3.197	08/15/50	105,000	108,935,935
Citigroup Commercial Mortgage Trust,
Series 2014-GC25, Class A3	3.372	10/10/47	10,000	10,436,669
Series 2015-GC35, Class A4	3.818	11/10/48	36,255	38,848,222
Series 2015-P01, Class XB, IO	0.053(cc)	09/15/48	58,898	164,897
Series 2016-GC37, Class A4	3.314	04/10/49	7,150	7,460,005
Series 2016-P06, Class A4	3.458	12/10/49	40,000	42,248,208
Series 2017-C04, Class A3	3.209	10/12/50	90,000	93,518,082
Series 2017-P07, Class A3	3.442	04/14/50	32,600	34,381,156
Series 2017-P08, Class A3	3.203	09/15/50	43,825	45,675,138
Series 2019-SMRT, Class D, 144A	4.745(cc)	01/10/24	11,000	11,659,714
CityLine Commercial Mortgage Trust,
Series 2016-CLNE, Class B, 144A	2.778(cc)	11/10/31	40,376	40,380,409
Series 2016-CLNE, Class C, 144A	2.778(cc)	11/10/31	15,000	14,841,345

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
Commercial Mortgage Trust,
Series 2013-LC06, Class XA, IO	1.350%(cc)	01/10/46	39,850	$ 1,525,675
Series 2014-UBS03, Class A3	3.546	06/10/47	12,046	12,624,340
Series 2014-UBS04, Class A4	3.420	08/10/47	10,300	10,756,030
Series 2014-UBS05, Class A4	3.838	09/10/47	48,200	51,283,368
Series 2014-UBS06, Class A4	3.378	12/10/47	14,500	15,128,758
Series 2015-CR26, Class A4	3.630	10/10/48	8,380	8,891,940
Series 2015-CR27, Class A4	3.612	10/10/48	48,000	50,779,517
Series 2015-LC21, Class A4	3.708	07/10/48	2,490	2,644,549
Series 2015-PC01, Class A5	3.902	07/10/50	22,200	23,747,453
Series 2016-COR01, Class A3	2.826	10/10/49	43,000	43,493,932
Series 2016-CR28, Class A4	3.762	02/10/49	24,141	25,783,156
Series 2016-DC02, Class A5	3.765	02/10/49	15,610	16,628,309
Series 2017-COR02, Class A2	3.239	09/10/50	116,925	121,307,103
Series 2018-COR03, Class A2	3.961	05/10/51	75,000	81,714,675

Credit Suisse Mortgage Capital Certificates, Series 2019-ICE04, Class E, 144A, 1 Month LIBOR + 2.150%	4.475(c)	05/15/36	96,600	97,204,107
Credit Suisse Mortgage Capital LLC, Series 2014-USA, Class A2, 144A	3.953	09/15/37	67,190	71,099,544
Credit Suisse Mortgage Trust, Series 2016-NXSR, Class A4	3.795(cc)	12/15/49	13,245	14,129,297
CSAIL Commercial Mortgage Trust,
Series 2015-C03, Class A4	3.718	08/15/48	44,389	47,045,054
Series 2015-C03, Class XB, IO	0.250(cc)	08/15/48	86,961	1,113,927
Series 2016-C07, Class A4	3.210	11/15/49	6,500	6,683,353
Series 2018-CX11, Class A3	4.095	04/15/51	24,784	26,515,641
Series 2018-CX11, Class A4	3.766	04/15/51	25,600	27,455,542
Series 2019-C16, Class A2	3.067	06/15/52	38,000	38,756,181
DBJPM Mortgage Trust,
Series 2016-C03, Class A4	2.632	08/10/49	57,450	57,600,513
Series 2017-C06, Class A4	3.071	06/10/50	61,475	63,329,025
DBWF Mortgage Trust,
Series 2016-85T, Class D, 144A	3.808(cc)	12/10/36	23,405	23,839,401
Series 2016-85T, Class E, 144A	3.808(cc)	12/10/36	22,177	21,573,491

Eleven Madison Mortgage Trust, Series 2015-11MD, Class C, 144A	3.555(cc)	09/10/35	30,650	31,617,391
Fannie Mae-Aces, Series 2015-M08, Class AB2	2.829(cc)	01/25/25	5,149	5,304,709
FHLMC Multifamily Structured Pass-Through Certificates,
Series K006, Class AX1, IO	0.905(cc)	01/25/20	196,428	371,073
Series K007, Class X1, IO	1.033(cc)	04/25/20	16,308	65,807
Series K008, Class X1, IO	1.503(cc)	06/25/20	137,897	1,261,100

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
FHLMC Multifamily Structured Pass-Through Certificates, (cont’d.)
Series K009, Class X1, IO	1.261%(cc)	08/25/20	2,968	$ 30,626
Series K014, Class X1, IO	1.149(cc)	04/25/21	11,340	190,134
Series K015, Class X1, IO	1.560(cc)	07/25/21	1,321	33,859
Series K019, Class X1, IO	1.607(cc)	03/25/22	116,726	4,210,451
Series K020, Class X1, IO	1.398(cc)	05/25/22	44,699	1,466,404
Series K021, Class X1, IO	1.433(cc)	06/25/22	206,079	7,276,888
Series K024, Class X1, IO	0.831(cc)	09/25/22	107,393	2,413,625
Series K025, Class X1, IO	0.828(cc)	10/25/22	27,825	642,904
Series K026, Class X1, IO	0.987(cc)	11/25/22	169,320	4,590,545
Series K027, Class X1, IO	0.768(cc)	01/25/23	251,307	5,608,419
Series K032, Class X1, IO	0.100(cc)	05/25/23	236,738	962,741
Series K038, Class X1, IO	1.154(cc)	03/25/24	151,956	6,780,386
Series K043, Class X1, IO	0.539(cc)	12/25/24	75,381	1,922,943
Series K044, Class X1, IO	0.742(cc)	01/25/25	436,885	14,586,262
Series K052, Class X1, IO	0.664(cc)	11/25/25	304,371	10,667,060
Series K053, Class X1, IO	0.888(cc)	12/25/25	137,776	6,697,409
Series K055, Class X1, IO	1.365(cc)	03/25/26	277,914	21,180,574
Series K058, Class XAM, IO	0.815(cc)	08/25/26	59,334	3,143,515
Series K069, Class X1, IO	0.369(cc)	09/25/27	565,010	15,618,690
Series K087, Class X1, IO	0.363(cc)	12/25/28	424,389	13,415,926
Series K088, Class X1, IO	0.507(cc)	01/25/29	537,799	23,566,712
Series K090, Class X1, IO	0.705(cc)	02/25/29	461,361	27,654,455
Series K091, Class X1, IO	0.559(cc)	03/25/29	562,867	27,039,246
Series K092, Class XAM, IO	1.120(cc)	04/25/29	53,046	4,406,271
Series K093, Class X1, IO	0.952(cc)	05/25/29	410,638	32,209,647
Series K718, Class X1, IO	0.620(cc)	01/25/22	268,165	3,477,007
Series K726, Class X1, IO	0.881(cc)	04/25/24	154,365	5,193,141
Series K735, Class X1, IO	1.103(cc)	05/25/26	277,100	15,895,758
Series KAIV, Class X1, IO	1.254(cc)	06/25/21	1,867	31,570
Series Q001, Class XA, IO	2.244(cc)	02/25/32	28,925	3,992,624
Series Q002, Class XA, IO	1.126(cc)	07/25/33	36,246	2,601,125
FREMF Mortgage Trust,
Series 2013-K27, Class X2A, IO, 144A	0.100	01/25/46	1,254,341	3,541,382
Series 2013-K32, Class X2A, IO, 144A	0.100	10/25/46	1,135,036	3,495,343

GS Mortgage Securities Corp., Series 2018-GS10, Class A4	3.890	07/10/51	55,725	60,678,217
GS Mortgage Securities Trust,
Series 2013-GC16, Class XA, IO	1.039(cc)	11/10/46	24,774	934,549
Series 2014-GC22, Class XB, IO	0.300(cc)	06/10/47	37,110	615,273
Series 2014-GC24, Class A5	3.931	09/10/47	1,000	1,066,947
Series 2015-GC32, Class XB, IO	0.010(cc)	07/10/48	60,188	30,618
Series 2015-GS01, Class A2	3.470	11/10/48	25,950	27,324,411
Series 2017-GS05, Class A3	3.409	03/10/50	46,400	48,894,854
Series 2017-GS06, Class A2	3.164	05/10/50	70,600	73,154,435

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
GS Mortgage Securities Trust, (cont’d.)
Series 2017-GS07, Class A3	3.167%	08/10/50	114,260	$ 118,372,355
Series 2017-GS08, Class A3	3.205	11/10/50	100,000	103,287,080
Series 2019-GC39, Class A3	3.307	05/10/52	80,000	83,787,784
Series 2019-GC40, Class A3	2.904	07/10/52	50,000	50,734,850

Houston Galleria Mall Trust, Series 2015-HGLR, Class XCP, IO, 144A	0.195(cc)	03/05/23	525,000	4,347,525
IMT Trust, Series 2017-APTS, Class AFX, 144A	3.478	06/15/34	7,630	7,957,706
Independence Plaza Trust, Series 2018-INDP, Class E, 144A	4.996	07/10/35	15,550	16,341,744
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C21, Class A4	3.493	08/15/47	9,676	10,121,268
Series 2014-C23, Class XA, IO	0.686(cc)	09/15/47	60,031	1,507,979
Series 2014-C24, Class A3	3.098	11/15/47	8,040	8,063,905
Series 2014-C25, Class A4A1	3.408	11/15/47	7,800	8,150,232
Series 2014-C26, Class A3	3.231	01/15/48	11,650	12,042,980
Series 2015-C28, Class A4	3.227	10/15/48	35,300	36,566,003
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP07, Class A4	3.195	09/15/50	70,600	73,386,300
Series 2019-COR04, Class A3	3.763	03/10/52	31,250	33,429,397
Series 2019-COR04, Class A4	3.758	03/10/52	31,675	34,075,458
Series 2019-COR05, Class A3	3.123	06/13/52	38,600	39,649,847
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C04, Class A2	2.882	12/15/49	53,000	53,955,357
Series 2017-C05, Class A4	3.414	03/15/50	36,250	38,093,015
Series 2017-C07, Class A4	3.147	10/15/50	90,000	93,424,761
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-CBX, Class A3	3.139	06/15/45	43	42,755
Series 2012-LC09, Class A4	2.611	12/15/47	408	408,009
Series 2014-C20, Class A3A1	3.472	07/15/47	5,042	5,119,524
Series 2016-JP02, Class A3	2.559	08/15/49	40,000	40,076,028
Series 2016-JP03, Class A4	2.627	08/15/49	32,250	32,364,288

LSTAR Commercial Mortgage Trust, Series 2017-05, Class A4, 144A	3.390	03/10/50	8,500	8,743,443
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2012-C05, Class XA, IO, 144A	1.458(cc)	08/15/45	41,863	1,450,520
Series 2013-C07, Class A3	2.655	02/15/46	5,680	5,732,538
Series 2013-C08, Class A3	2.863	12/15/48	3,061	3,113,239
Series 2013-C09, Class A3	2.834	05/15/46	5,226	5,295,308
Series 2015-C24, Class A3	3.479	05/15/48	8,425	8,858,543
Series 2015-C24, Class XA, IO	0.773(cc)	05/15/48	163,925	6,018,613
Series 2015-C25, Class A5	3.635	10/15/48	32,300	34,234,004

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
Morgan Stanley Bank of America Merrill Lynch Trust, (cont’d.)
Series 2016-C031, Class A4	2.840%	11/15/49	42,000	$ 42,585,299
Series 2016-C30, Class A5	2.860	09/15/49	37,200	37,699,135
Series 2016-C31, Class A5	3.102	11/15/49	11,509	11,851,247
Series 2017-C34, Class A3	3.276	11/15/52	20,000	20,796,056
Morgan Stanley Capital I Trust,
Series 2015-UBS08, Class A3	3.540	12/15/48	15,000	15,819,810
Series 2017-H01, Class A4	3.259	06/15/50	56,175	58,418,023
Series 2018-H03, Class A4	3.914	07/15/51	36,000	39,210,678
Series 2018-H04, Class A3	4.043	12/15/51	49,000	53,991,238
Series 2018-H04, Class A4	4.310	12/15/51	10,000	11,239,615
Series 2019-H06, Class A3	3.158	06/15/52	47,750	49,277,522
Series 2019-H07, Class A3	3.005	07/15/52	72,600	73,796,826
Series 2019-L02, Class A3	3.806	03/15/52	41,900	45,452,982

Olympic Tower Mortgage Trust, Series 2017-OT, Class C, 144A	3.945(cc)	05/10/39	21,000	22,106,519
Shops at Crystals Trust, Series 2016-CSTL, Class A, 144A	3.126	07/05/36	21,955	22,219,988
UBS Commercial Mortgage Trust,
Series 2017-C02, Class A3	3.225	08/15/50	98,815	102,624,338
Series 2017-C03, Class A3	3.167	08/15/50	78,800	81,597,770
Series 2017-C05, Class A4	3.212	11/15/50	32,275	33,486,487
Series 2017-C06, Class A4	3.320	12/15/50	50,000	52,282,840
Series 2018-C10, Class A3	4.048	05/15/51	69,500	76,491,867
Series 2018-C11, Class A4	3.977	06/15/51	40,000	43,784,276
Series 2018-C15, Class A3	4.075	12/15/51	48,100	53,090,380
Series 2019-C16, Class A3	3.344	04/15/52	31,500	32,919,979
Series 2019-C16, Class XB, IO	0.861(cc)	04/15/52	96,253	7,498,898
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C05, Class A3	2.920	03/10/46	7,608	7,744,097
Series 2013-C05, Class XA, IO, 144A	0.957(cc)	03/10/46	13,667	379,222
Series 2013-C05, Class XB, IO, 144A	0.427(cc)	03/10/46	96,528	1,515,461
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC016, Class A4	3.548	08/15/50	5,910	6,174,283
Series 2015-LC20, Class A4	2.925	04/15/50	6,160	6,287,473
Series 2015-NXS02, Class A4	3.498	07/15/58	13,700	14,410,414
Series 2016-C34, Class XB, IO	0.939(cc)	06/15/49	36,018	2,159,740
Series 2016-C35, Class A3	2.674	07/15/48	60,000	60,337,950
Series 2016-C35, Class XB, IO	0.937(cc)	07/15/48	55,952	3,355,453
Series 2016-C36, Class A3	2.807	11/15/59	53,000	53,633,270
Series 2016-NXS06, Class A3	2.642	11/15/49	37,500	37,716,806
Series 2017-C040, Class A3	3.317	10/15/50	45,680	47,717,186
Series 2017-C38, Class A4	3.190	07/15/50	80,000	82,868,816
Series 2017-C39, Class A4	3.157	09/15/50	115,000	118,740,674
Series 2018-C43, Class A4	4.012(cc)	03/15/51	1,000	1,096,612

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Mortgage-Backed Securities (Continued)
Wells Fargo Commercial Mortgage Trust, (cont’d.)
Series 2018-C44, Class A4	3.948%	05/15/51		70,885	$ 77,275,212
Series 2018-C45, Class A3	3.920	06/15/51		49,000	53,502,791
Series 2018-C47, Class A3	4.175	09/15/61		46,000	51,007,528
Series 2019-C50, Class A4	3.466	05/15/52		35,300	37,319,697

Total Commercial Mortgage-Backed Securities (cost $5,692,476,666)					5,874,762,386
Convertible Bonds 0.0%
Investment Companies
Aabar Investments PJS (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN	0.500	03/27/20	EUR	3,300	3,550,112
Sr. Unsec’d. Notes, EMTN	1.000	03/27/22	EUR	9,000	9,069,163

Total Convertible Bonds (cost $13,024,069)					12,619,275
Corporate Bonds 35.9%
Advertising 0.0%
National CineMedia LLC, Sr. Unsec’d. Notes(a)	5.750	08/15/26		3,400	3,264,000
Aerospace & Defense 0.8%
Boeing Co. (The),
Sr. Unsec’d. Notes(a)	3.200	03/01/29		15,385	15,810,322
Sr. Unsec’d. Notes	3.600	05/01/34		42,375	44,226,391
Sr. Unsec’d. Notes	3.750	02/01/50		2,850	2,866,378
Sr. Unsec’d. Notes	3.900	05/01/49		10,220	10,556,288
Sr. Unsec’d. Notes	3.950	08/01/59		13,770	13,899,691
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A(a)	7.500	12/01/24		62,300	64,228,185
Sr. Unsec’d. Notes, 144A(a)	7.500	03/15/25		42,380	43,095,163
Sr. Unsec’d. Notes, 144A(a)	7.875	04/15/27		54,883	55,569,038

Embraer Netherlands Finance BV (Brazil), Gtd. Notes	5.050	06/15/25		2,700	2,926,152
General Dynamics Corp.,
Gtd. Notes	2.875	05/11/20		7,610	7,652,883
Gtd. Notes	3.000	05/11/21		9,120	9,261,138

L3Harris Technologies, Inc., Sr. Unsec’d. Notes	3.832	04/27/25		2,700	2,848,492

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Aerospace & Defense (cont’d.)

Lockheed Martin Corp., Sr. Unsec’d. Notes(a)	2.900%	03/01/25	5,164	$ 5,295,879
Rockwell Collins, Inc.,
Sr. Unsec’d. Notes	3.200	03/15/24	25,000	25,724,694
Sr. Unsec’d. Notes	3.500	03/15/27	21,445	22,529,200

Spirit AeroSystems, Inc., Gtd. Notes	3.850	06/15/26	6,000	6,048,977
United Technologies Corp.,
Sr. Unsec’d. Notes	2.800	05/04/24	7,561	7,681,443
Sr. Unsec’d. Notes(a)	4.125	11/16/28	21,550	23,814,663
				364,034,977
Agriculture 0.3%
Altria Group, Inc.,
Gtd. Notes(a)	2.850	08/09/22	8,241	8,304,027
Gtd. Notes(a)	3.490	02/14/22	17,114	17,479,393
BAT Capital Corp. (United Kingdom),
Gtd. Notes	2.297	08/14/20	18,200	18,156,703
Gtd. Notes(a)	3.222	08/15/24	27,775	28,000,830
Gtd. Notes(a)	3.557	08/15/27	25,000	24,913,934
Gtd. Notes	4.390	08/15/37	3,115	3,002,141
Reynolds American, Inc. (United Kingdom),
Gtd. Notes	4.000	06/12/22	7,255	7,518,442
Gtd. Notes(a)	4.450	06/12/25	21,668	22,965,959

Vector Group Ltd., Sr. Sec’d. Notes, 144A	6.125	02/01/25	11,650	11,039,191
				141,380,620
Airlines 0.4%
American Airlines 2013-1 Class A Pass-Through Trust, Pass-Through Certificates	4.000	01/15/27	4,534	4,763,008
American Airlines 2013-2 Class A Pass-Through Trust, Pass-Through Certificates(a)	4.950	07/15/24	5,150	5,403,209
American Airlines 2014-1 Class A Pass-Through Trust, Pass-Through Certificates(a)	3.700	04/01/28	2,331	2,422,327
American Airlines 2015-1 Class A Pass-Through Trust, Pass-Through Certificates(a)	3.375	11/01/28	9,489	9,713,765

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Airlines (cont’d.)
American Airlines 2015-2 Class AA Pass-Through Trust, Pass-Through Certificates	3.600%	03/22/29	10,745	$ 11,132,307
Continental Airlines 2001-1 Class A-1 Pass-Through Trust, Pass-Through Certificates	6.703	12/15/22	—(r)	529
Continental Airlines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	5.983	10/19/23	333	352,610
Continental Airlines 2010-1 Class A Pass-Through Trust, Pass-Through Certificates	4.750	07/12/22	191	195,691
Continental Airlines 2012-1 Class A Pass-Through Trust, Pass-Through Certificates(a)	4.150	10/11/25	2,079	2,188,009
Continental Airlines 2012-2 Class A Pass-Through Trust, Pass-Through Certificates	4.000	04/29/26	705	738,906
Delta Air Lines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	6.821	02/10/24	1,212	1,328,515
Delta Air Lines 2009-1 Class A Pass-Through Trust, Pass-Through Certificates	7.750	06/17/21	315	320,576
Delta Air Lines 2012-1 Class A Pass-Through Trust, Pass-Through Certificates	4.750	11/07/21	671	680,846
Delta Air Lines, Inc., Sr. Unsec’d. Notes	3.625	03/15/22	107,488	109,576,540
Southwest Airlines Co., Sr. Unsec’d. Notes(a)	2.650	11/05/20	9,310	9,344,848
United Airlines 2015-1 Class AA Pass-Through Trust, Pass-Through Certificates	3.450	06/01/29	9,507	9,797,873
United Airlines 2016-2 Class AA Pass-Through Trust, Pass-Through Certificates, Series AA(a)	2.875	04/07/30	15,219	15,152,323
United Airlines 2018-1 Class AA Pass-Through Trust, Pass-Through Certificates	3.500	09/01/31	12,106	12,345,611
US Airways 2012-2 Class A Pass-Through Trust, Pass-Through Certificates	4.625	12/03/26	1,546	1,661,516
				197,119,009

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Apparel 0.1%
Hanesbrands Finance Luxembourg SCA, Gtd. Notes, 144A	3.500%	06/15/24	EUR	7,175	$ 8,835,614
Michael Kors USA, Inc., Gtd. Notes, 144A(a)	4.000	11/01/24		10,000	10,157,585
PVH Corp.,
Sr. Unsec’d. Notes, 144A	3.125	12/15/27	EUR	12,625	15,756,625
Sr. Unsec’d. Notes, 144A	3.625	07/15/24	EUR	24,525	30,697,627
					65,447,451
Auto Manufacturers 0.9%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.410%	2.750(c)	04/12/21		11,995	12,012,453
Gtd. Notes, 144A	3.100	04/12/21		16,005	16,162,054
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A	2.250	03/02/20		20,605	20,577,153
Gtd. Notes, 144A	3.100	05/04/20		6,190	6,212,592
Gtd. Notes, 144A	3.350	05/04/21		10,540	10,675,728

Ford Holdings LLC, Gtd. Notes	9.375	03/01/20		3,300	3,409,466
Ford Motor Co., Sr. Unsec’d. Notes	6.375	02/01/29		2,595	2,862,946
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.459	03/27/20		16,095	16,069,074
Sr. Unsec’d. Notes	3.096	05/04/23		12,090	11,939,552
Sr. Unsec’d. Notes(a)	3.219	01/09/22		12,975	12,983,831
Sr. Unsec’d. Notes	3.336	03/18/21		21,363	21,474,450
Sr. Unsec’d. Notes	3.350	11/01/22		30,975	30,943,757
Sr. Unsec’d. Notes	3.810	01/09/24		5,000	5,001,999
Sr. Unsec’d. Notes	3.813	10/12/21		2,000	2,028,211
Sr. Unsec’d. Notes	4.375	08/06/23		13,975	14,366,787
Sr. Unsec’d. Notes	5.085	01/07/21		5,500	5,662,640
Sr. Unsec’d. Notes(a)	5.596	01/07/22		20,000	21,077,304
Sr. Unsec’d. Notes, GMTN(a)	4.389	01/08/26		225	225,983
General Motors Co.,
Sr. Unsec’d. Notes	4.000	04/01/25		5,560	5,663,611
Sr. Unsec’d. Notes	4.875	10/02/23		3,725	3,965,875
Sr. Unsec’d. Notes	6.250	10/02/43		2,785	3,016,461
Sr. Unsec’d. Notes(a)	6.600	04/01/36		4,470	5,090,034
General Motors Financial Co., Inc.,
Gtd. Notes	3.150	01/15/20		7,490	7,501,206
Gtd. Notes, 3 Month LIBOR + 0.850%	3.161(c)	04/09/21		11,990	12,000,575
Gtd. Notes(a)	3.450	04/10/22		27,425	27,775,986

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Auto Manufacturers (cont’d.)
General Motors Financial Co., Inc., (cont’d.)
Gtd. Notes(a)	3.550%	04/09/21		9,070	$ 9,196,838
Gtd. Notes	3.700	05/09/23		21,265	21,676,430
Gtd. Notes	3.850	01/05/28		20,453	20,155,597
Gtd. Notes	4.000	10/06/26		7,785	7,860,838
Gtd. Notes	4.350	01/17/27		23,775	24,349,228
Gtd. Notes	5.250	03/01/26		2,450	2,642,750

Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A, MTN	2.150	02/26/20		12,370	12,328,699
Navistar International Corp., Gtd. Notes, 144A(a)	6.625	11/01/25		8,834	9,065,893
					385,976,001
Auto Parts & Equipment 0.2%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A	3.500	08/15/24	EUR	9,692	8,610,058
Gtd. Notes, 144A	4.875	08/15/26		6,200	4,743,000

Adient US LLC, Sr. Sec’d. Notes, 144A(a)	7.000	05/15/26		15,025	15,250,375
American Axle & Manufacturing, Inc.,
Gtd. Notes(a)	6.250	03/15/26		6,325	6,301,281
Gtd. Notes(a)	6.500	04/01/27		42,945	42,945,000

Cooper-Standard Automotive, Inc., Gtd. Notes, 144A(a)	5.625	11/15/26		1,000	907,500
Dana Financing Luxembourg Sarl, Gtd. Notes, 144A	5.750	04/15/25		5,513	5,581,912
Lear Corp., Sr. Unsec’d. Notes	5.250	01/15/25		2,100	2,176,859
Magna International, Inc. (Canada),
Sr. Unsec’d. Notes	3.625	06/15/24		4,285	4,465,882
Sr. Unsec’d. Notes	4.150	10/01/25		3,900	4,158,092

ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A	4.500	04/29/22		681	700,794
					95,840,753
Banks 10.0%
Banco de Credito del Peru (Peru), Sr. Unsec’d. Notes, 144A(a)	4.250	04/01/23		2,532	2,649,130
Banco Nacional de Costa Rica (Costa Rica), Sr. Unsec’d. Notes, 144A(a)	5.875	04/25/21		12,023	12,305,541

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Banco Santander SA (Spain),
Sr. Unsec’d. Notes	3.125%	02/23/23	7,600	$ 7,686,856
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%	3.460(c)	04/12/23	3,400	3,415,979
Sr. Unsec’d. Notes	3.500	04/11/22	6,600	6,750,320
Sr. Unsec’d. Notes	3.848	04/12/23	5,200	5,392,461
Bank of America Corp.,
Jr. Sub. Notes, Series DD	6.300(ff)	–(rr)	49,750	55,720,000
Jr. Sub. Notes, Series FF	5.875(ff)	–(rr)	31,720	33,629,544
Jr. Sub. Notes, Series JJ	5.125(ff)	–(rr)	4,865	4,919,975
Jr. Sub. Notes, Series V, 3 Month LIBOR + 3.387%(a)	5.797(c)	–(rr)	2,225	2,228,916
Sr. Unsec’d. Notes	2.738(ff)	01/23/22	23,770	23,841,699
Sr. Unsec’d. Notes	3.004(ff)	12/20/23	3,493	3,541,466
Sr. Unsec’d. Notes(a)	3.366(ff)	01/23/26	36,535	37,578,939
Sr. Unsec’d. Notes	3.419(ff)	12/20/28	30,155	31,069,473
Sr. Unsec’d. Notes, GMTN	2.625	04/19/21	3,560	3,576,737
Sr. Unsec’d. Notes, GMTN	3.593(ff)	07/21/28	79,940	83,377,621
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30	30,315	30,563,521
Sr. Unsec’d. Notes, MTN	3.499(ff)	05/17/22	42,510	43,248,148
Sr. Unsec’d. Notes, MTN	3.824(ff)	01/20/28	15,420	16,339,451
Sr. Unsec’d. Notes, MTN	3.974(ff)	02/07/30	53,635	57,471,368
Sr. Unsec’d. Notes, MTN	4.000	04/01/24	2,055	2,185,987
Sr. Unsec’d. Notes, MTN	4.125	01/22/24	16,890	18,028,508
Sr. Unsec’d. Notes, MTN	4.271(ff)	07/23/29	1,030	1,125,383
Sr. Unsec’d. Notes, MTN(a)	4.330(ff)	03/15/50	104,325	118,425,302
Sub. Notes, MTN	4.000	01/22/25	44,250	46,446,868
Sub. Notes, MTN	4.200	08/26/24	5,580	5,923,379
Sub. Notes, MTN	4.450	03/03/26	45,890	49,429,911
Sub. Notes, Series L, MTN	3.950	04/21/25	19,960	20,906,615

Bank of Montreal (Canada), Sr. Unsec’d. Notes, MTN(a)	2.900	03/26/22	33,840	34,284,430
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes, Series F	4.625(ff)	–(rr)	17,715	17,803,575
Sr. Unsec’d. Notes, GMTN	3.000	02/24/25	9,393	9,626,295
Sr. Unsec’d. Notes, MTN(a)	2.200	08/16/23	13,940	13,850,461
Sr. Unsec’d. Notes, MTN	2.950	01/29/23	4,360	4,444,466
Sr. Unsec’d. Notes, MTN	3.250	09/11/24	5,990	6,203,713
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	3.650	03/16/25	32,165	32,210,031
Sr. Unsec’d. Notes(a)	3.684	01/10/23	12,425	12,557,525
Sr. Unsec’d. Notes(a)	3.932(ff)	05/07/25	71,450	72,185,302
Sr. Unsec’d. Notes	4.337	01/10/28	12,590	12,903,206

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Barclays PLC (United Kingdom), (cont’d.)
Sr. Unsec’d. Notes(a)	4.610%(ff)	02/15/23	64,345	$ 66,209,949
Sr. Unsec’d. Notes, MTN(a)	4.972(ff)	05/16/29	27,400	29,107,089
Sub. Notes	5.088(ff)	06/20/30	21,600	21,852,587
BB&T Corp.,
Jr. Sub. Notes	4.800(ff)	–(rr)	54,930	54,435,630
Sr. Unsec’d. Notes, MTN	2.450	01/15/20	12,210	12,211,634

BBVA Bancomer SA (Mexico), Sub. Notes	6.500	03/10/21	2,400	2,517,600
BNG Bank NV (Netherlands), Sr. Unsec’d. Notes, EMTN	0.500	03/29/21	1,500	1,458,586
BNP Paribas SA (France),
Gtd. Notes, MTN(a)	3.250	03/03/23	9,010	9,296,329
Sr. Unsec’d. Notes, 144A	3.375	01/09/25	59,970	60,973,744
Sr. Unsec’d. Notes, 144A	4.400	08/14/28	20,035	21,752,925
Sr. Unsec’d. Notes, 144A, MTN	2.950	05/23/22	1,435	1,446,841
Sr. Unsec’d. Notes, 144A, MTN	3.500	03/01/23	12,520	12,839,595
Sub. Notes, 144A, MTN	4.375	05/12/26	8,755	9,224,985
BPCE SA (France),
Gtd. Notes, 144A, MTN	3.000	05/22/22	4,005	4,042,176
Sr. Unsec’d. Notes, 144A, MTN	3.250	01/11/28	20,350	20,736,986
Sr. Unsec’d. Notes, 144A, MTN	3.500	10/23/27	4,330	4,413,999
Sub. Notes, 144A, MTN	4.500	03/15/25	4,015	4,221,499
Sub. Notes, 144A, MTN	4.625	07/11/24	3,460	3,653,064

Branch Banking & Trust Co., Sr. Unsec’d. Notes	2.850	04/01/21	9,550	9,620,740
Capital One NA, Sr. Unsec’d. Notes	2.950	07/23/21	8,385	8,454,142
Citibank NA, Sr. Unsec’d. Notes	3.050	05/01/20	27,940	28,065,370
CITIC Ltd. (China), Sr. Unsec’d. Notes, EMTN	6.800	01/17/23	1,800	2,018,130
Citigroup, Inc.,
Jr. Sub. Notes, Series Q	5.950(ff)	–(rr)	51,035	51,994,458
Jr. Sub. Notes, Series R	6.125(ff)	–(rr)	6,590	6,802,857
Jr. Sub. Notes, Series T	6.250(ff)	–(rr)	9,660	10,782,975
Sr. Unsec’d. Notes(a)	2.750	04/25/22	3,065	3,089,246
Sr. Unsec’d. Notes(a)	2.876(ff)	07/24/23	7,800	7,864,179
Sr. Unsec’d. Notes	3.200	10/21/26	47,585	48,630,418
Sr. Unsec’d. Notes(a)	3.400	05/01/26	20,000	20,704,189
Sr. Unsec’d. Notes	3.520(ff)	10/27/28	27,530	28,415,018
Sr. Unsec’d. Notes	3.668(ff)	07/24/28	12,612	13,159,341

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Citigroup, Inc., (cont’d.)
Sr. Unsec’d. Notes	3.700%	01/12/26	21,150	$ 22,298,026
Sr. Unsec’d. Notes	3.887(ff)	01/10/28	1,700	1,796,957
Sr. Unsec’d. Notes(a)	4.044(ff)	06/01/24	4,520	4,749,420
Sr. Unsec’d. Notes	8.125	07/15/39	985	1,587,259
Sub. Notes	4.300	11/20/26	1,175	1,252,832
Sub. Notes	4.400	06/10/25	22,755	24,228,652
Sub. Notes	4.450	09/29/27	36,150	38,975,634
Sub. Notes(a)	4.750	05/18/46	42,640	48,411,379

Citizens Bank NA, Sr. Unsec’d. Notes(a)	2.250	03/02/20	5,770	5,760,392
Corp. Financiera de Desarrollo SA (Peru), Sr. Unsec’d. Notes	4.750	02/08/22	6,000	6,270,060
Credit Agricole SA (France), Jr. Sub. Notes	7.875(ff)	–(rr)	1,000	1,103,750
Credit Suisse AG (Switzerland), Sr. Unsec’d. Notes, MTN(a)	3.625	09/09/24	6,450	6,770,381
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A	3.869(ff)	01/12/29	8,734	9,023,198
Sr. Unsec’d. Notes, 144A	4.282	01/09/28	3,541	3,745,984
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes	3.750	03/26/25	3,590	3,737,812
Gtd. Notes	3.800	09/15/22	1,930	1,993,842
Gtd. Notes	3.800	06/09/23	23,170	24,020,330
Gtd. Notes	4.550	04/17/26	4,315	4,695,071
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes	3.150	01/22/21	4,950	4,923,916
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.290%	3.855(c)	02/04/21	18,675	18,571,466
Sr. Unsec’d. Notes	3.950	02/27/23	9,250	9,329,448
Sr. Unsec’d. Notes	4.250	02/04/21	26,360	26,652,973
Sr. Unsec’d. Notes, GMTN	3.375	05/12/21	2,160	2,150,156
Sr. Unsec’d. Notes, Series D	5.000	02/14/22	79,400	82,183,781
Development Bank of Japan, Inc. (Japan),
Gov’t. Gtd. Notes, 144A, MTN	3.125	09/06/23	13,200	13,656,782
Gov’t. Gtd. Notes, EMTN	2.750	09/16/25	6,500	6,649,178
Gov’t. Gtd. Notes, GMTN, 3 Month LIBOR + 0.240%	2.496(c)	01/28/20	500	500,335
Sr. Unsec’d. Notes, GMTN	2.000	10/19/21	3,440	3,427,637
Sr. Unsec’d. Notes, GMTN	2.235	04/28/22	1,000	1,001,803
Sr. Unsec’d. Notes, GMTN	2.868	09/05/23	10,000	10,270,193

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Banks (cont’d.)
Dexia Credit Local SA (France),
Gov’t. Liquid Gtd. Notes	1.875%	01/29/20		22,067	$ 22,010,806
Gov’t. Liquid Gtd. Notes	2.250	02/18/20		6,005	6,001,145
Gov’t. Liquid Gtd. Notes, 144A	1.875	09/15/21		29,500	29,370,436
Gov’t. Liquid Gtd. Notes, 144A	2.250	02/18/20		5,750	5,746,308
Gov’t. Liquid Gtd. Notes, 144A	2.875	01/29/22		9,750	9,935,710
Gov’t. Liquid Gtd. Notes, 144A, MTN	3.250	09/26/23		16,750	17,470,308
Gov’t. Liquid Gtd. Notes, EMTN	1.125	06/15/22	GBP	8,000	9,810,615
Gov’t. Liquid Gtd. Notes, EMTN	2.125	02/12/25	GBP	90,700	116,547,458
Discover Bank,
Sr. Unsec’d. Notes	3.450	07/27/26		6,775	6,921,698
Sr. Unsec’d. Notes	4.200	08/08/23		9,280	9,834,288
Sr. Unsec’d. Notes	4.250	03/13/26		675	718,944
Sub. Notes	7.000	04/15/20		6,980	7,194,693

Goldman Sachs Bank USA, Sr. Unsec’d. Notes	3.200	06/05/20		11,260	11,339,177
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series M	5.375(ff)	–(rr)		17,210	17,361,448
Jr. Sub. Notes, Series O	5.300(ff)	–(rr)		40,010	42,038,507
Jr. Sub. Notes, Series P	5.000(ff)	–(rr)		5,000	4,883,300
Sr. Unsec’d. Notes	3.272(ff)	09/29/25		25,500	26,030,250
Sr. Unsec’d. Notes(a)	3.500	01/23/25		24,570	25,394,612
Sr. Unsec’d. Notes	3.500	11/16/26		19,290	19,822,965
Sr. Unsec’d. Notes(a)	3.625	02/20/24		5,120	5,314,425
Sr. Unsec’d. Notes(a)	3.750	02/25/26		31,653	33,126,522
Sr. Unsec’d. Notes	3.814(ff)	04/23/29		20,450	21,399,809
Sr. Unsec’d. Notes(a)	3.850	01/26/27		56,150	58,911,706
Sr. Unsec’d. Notes	5.750	01/24/22		16,755	18,043,834
Sr. Unsec’d. Notes, EMTN	2.500	05/31/24		33,300	34,090,814
Sr. Unsec’d. Notes, MTN	2.905(ff)	07/24/23		45,270	45,612,255
Sr. Unsec’d. Notes, Series D, MTN	6.000	06/15/20		7,855	8,095,284
Sub. Notes(a)	5.150	05/22/45		12,425	14,399,599
Sub. Notes	6.750	10/01/37		276	365,955
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.600%	3.120(c)	05/18/21		16,615	16,635,669
Sr. Unsec’d. Notes	4.292(ff)	09/12/26		1,625	1,722,738
Sr. Unsec’d. Notes(a)	4.300	03/08/26		4,175	4,463,102
Sr. Unsec’d. Notes	4.583(ff)	06/19/29		41,115	44,704,919
Sr. Unsec’d. Notes, 3 Month LIBOR + 2.240%	4.693(c)	03/08/21		230	236,618
Sr. Unsec’d. Notes	4.875	01/14/22		450	473,876
Sub. Notes	4.250	03/14/24		5,560	5,826,936

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)

ICICI Bank Ltd. (India), Sr. Unsec’d. Notes, EMTN	3.250%	09/09/22	2,200	$ 2,211,311
ING Groep NV (Netherlands), Sr. Unsec’d. Notes	3.550	04/09/24	2,400	2,484,028
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series CC	4.625(ff)	–(rr)	30,100	29,498,000
Jr. Sub. Notes, Series FF	5.000(ff)	–(rr)	29,225	29,517,250
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%	5.736(c)	–(rr)	4,222	4,243,110
Jr. Sub. Notes, Series S	6.750(ff)	–(rr)	29,650	32,887,632
Jr. Sub. Notes, Series Z	5.300(ff)	–(rr)	21,720	21,937,200
Sr. Unsec’d. Notes	2.250	01/23/20	22,900	22,887,133
Sr. Unsec’d. Notes	2.550	10/29/20	15,084	15,111,751
Sr. Unsec’d. Notes	2.550	03/01/21	2,567	2,574,143
Sr. Unsec’d. Notes	2.950	10/01/26	19,630	19,904,584
Sr. Unsec’d. Notes	3.125	01/23/25	20,770	21,290,485
Sr. Unsec’d. Notes	3.200	01/25/23	8,265	8,479,867
Sr. Unsec’d. Notes(a)	3.200	06/15/26	17,100	17,634,225
Sr. Unsec’d. Notes	3.250	09/23/22	8,770	9,007,438
Sr. Unsec’d. Notes(a)	3.300	04/01/26	30,910	32,073,559
Sr. Unsec’d. Notes	3.509(ff)	01/23/29	61,905	64,518,885
Sr. Unsec’d. Notes(a)	3.702(ff)	05/06/30	95,445	101,078,958
Sr. Unsec’d. Notes(a)	3.782(ff)	02/01/28	6,133	6,517,672
Sr. Unsec’d. Notes(a)	3.964(ff)	11/15/48	7,285	7,803,629
Sr. Unsec’d. Notes(a)	4.005(ff)	04/23/29	52,470	56,572,969
Sr. Unsec’d. Notes	4.250	10/15/20	5,160	5,274,419
Sr. Unsec’d. Notes	4.260(ff)	02/22/48	19,366	21,603,715
Sr. Unsec’d. Notes	4.350	08/15/21	2,240	2,325,322
Sr. Unsec’d. Notes(a)	4.500	01/24/22	3,350	3,516,025
Sr. Unsec’d. Notes	4.625	05/10/21	1,915	1,989,365
Sub. Notes	3.375	05/01/23	2,775	2,845,570
Sub. Notes	3.875	09/10/24	18,900	19,838,066

JPMorgan Chase Bank NA, Sr. Unsec’d. Notes	3.086(ff)	04/26/21	100,750	101,221,709
KeyBank NA,
Sr. Unsec’d. Notes	2.250	03/16/20	13,730	13,718,692
Sr. Unsec’d. Notes	2.500	12/15/19	5,750	5,750,521

KeyCorp, Sr. Unsec’d. Notes, MTN	5.100	03/24/21	560	584,014
Lloyds Bank PLC (United Kingdom),
Gtd. Notes(a)	3.300	05/07/21	14,600	14,809,750
Gtd. Notes, 144A, MTN	5.800	01/13/20	6,330	6,422,321

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes	3.750%	01/11/27	7,875	$ 7,989,744
Sr. Unsec’d. Notes	3.900	03/12/24	19,485	20,156,767

Manufacturers & Traders Trust Co., Sr. Unsec’d. Notes	2.900	02/06/25	22,525	22,903,340
MFB Magyar Fejlesztesi Bank Zrt (Hungary), Gov’t. Gtd. Notes	6.250	10/21/20	12,470	13,025,913
Mitsubishi UFJ Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	2.623	07/18/22	51,600	51,640,695
Mizuho Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	3.170	09/11/27	10,000	10,228,482
Morgan Stanley,
Jr. Sub. Notes, Series H, 3 Month LIBOR + 3.610%	5.913(c)	–(rr)	52,385	52,515,963
Jr. Sub. Notes, Series J(a)	5.550(ff)	–(rr)	4,810	4,880,611
Sr. Unsec’d. Notes	5.750	01/25/21	2,920	3,059,152
Sr. Unsec’d. Notes, GMTN(a)	2.750	05/19/22	10,000	10,072,521
Sr. Unsec’d. Notes, GMTN	3.700	10/23/24	5,000	5,243,040
Sr. Unsec’d. Notes, GMTN	3.750	02/25/23	18,090	18,826,178
Sr. Unsec’d. Notes, GMTN(a)	3.772(ff)	01/24/29	50,115	52,534,064
Sr. Unsec’d. Notes, GMTN(a)	3.875	01/27/26	18,405	19,483,375
Sr. Unsec’d. Notes, GMTN(a)	4.431(ff)	01/23/30	23,645	26,152,914
Sr. Unsec’d. Notes, GMTN	5.500	07/28/21	10,485	11,087,964
Sr. Unsec’d. Notes, MTN(a)	2.625	11/17/21	16,890	16,983,187
Sr. Unsec’d. Notes, MTN(a)	3.125	07/27/26	49,095	49,780,669
Sr. Unsec’d. Notes, MTN	3.591(ff)	07/22/28	44,390	46,105,465
Sr. Unsec’d. Notes, MTN(a)	3.971(ff)	07/22/38	12,045	12,787,062
Sr. Unsec’d. Notes, MTN	5.625	09/23/19	2,530	2,540,998
Sub. Notes, GMTN	4.350	09/08/26	15,545	16,668,953
Sub. Notes, MTN	3.950	04/23/27	16,340	17,107,081

People’s United Bank NA, Sub. Notes	4.000	07/15/24	500	519,922
PNC Bank NA,
Sr. Unsec’d. Notes(a)	2.625	02/17/22	14,615	14,725,257
Sr. Unsec’d. Notes	2.950	02/23/25	12,890	13,146,146
Sub. Notes	2.950	01/30/23	10,835	11,017,331
Sub. Notes(a)	4.200	11/01/25	1,450	1,569,661
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes	2.854	11/09/22	1,600	1,620,393
Sr. Unsec’d. Notes(a)	3.450	04/23/29	34,950	36,677,127
Sub. Notes	3.900	04/29/24	2,715	2,865,956

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)

Rheinland-Pfalz Bank (Germany), Sub. Notes	6.875%	02/23/28	7,600	$ 8,991,847
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, GMTN, 3 Month LIBOR + 0.390%	2.656(c)	04/30/21	7,100	7,120,768
Sr. Unsec’d. Notes, GMTN	3.200	04/30/21	35,780	36,367,339
Royal Bank of Scotland Group PLC (United Kingdom),
Sr. Unsec’d. Notes	3.875	09/12/23	26,670	27,158,032
Sr. Unsec’d. Notes(a)	4.445(ff)	05/08/30	61,300	63,324,465
Sr. Unsec’d. Notes	4.519(ff)	06/25/24	25,400	26,404,725
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes	2.875	10/16/20	430	430,543
Sr. Unsec’d. Notes	2.875	08/05/21	8,090	8,084,661
Sr. Unsec’d. Notes	3.373(ff)	01/05/24	38,105	38,357,374
Sr. Unsec’d. Notes	3.571	01/10/23	15,400	15,581,267

Santander UK PLC (United Kingdom), Sr. Unsec’d. Notes	2.375	03/16/20	21,490	21,474,383
Societe Generale SA (France), Sr. Unsec’d. Notes, 144A, MTN(a)	3.875	03/28/24	80,045	82,862,127
Standard Chartered PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	3.785(ff)	05/21/25	9,475	9,654,983
State Bank of India (India), Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.950%	3.253(c)	04/06/20	3,872	3,876,623
State Street Corp., Jr. Sub. Notes, Series F	5.250(ff)	–(rr)	13,075	13,363,173
Sumitomo Mitsui Banking Corp. (Japan),
, 3 Month LIBOR + 0.350%	2.690(c)	07/12/21	50,000	49,999,770
Bank Gtd. Notes, 3 Month LIBOR + 0.350%(a)	2.653(c)	01/17/20	47,240	47,297,882
Gtd. Notes	2.450	01/16/20	10,750	10,753,050
Gtd. Notes(a)	3.000	01/18/23	5,125	5,204,913

Sumitomo Mitsui Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	2.442	10/19/21	9,390	9,384,572
SunTrust Bank, Sr. Unsec’d. Notes	2.750	05/01/23	3,675	3,701,187
U.S. Bancorp, Jr. Sub. Notes, Series J	5.300(ff)	–(rr)	10,605	11,175,019
UBS Group Funding Switzerland AG (Switzerland),
Gtd. Notes, 144A	2.859(ff)	08/15/23	30,355	30,508,357
Gtd. Notes, 144A	3.491	05/23/23	24,420	24,972,774

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
UBS Group Funding Switzerland AG (Switzerland), (cont’d.)
Gtd. Notes, 144A	4.125%	09/24/25	26,385	$ 28,128,145
Gtd. Notes, 144A	4.125	04/15/26	2,440	2,609,280
Gtd. Notes, 144A	4.253	03/23/28	14,130	15,187,053
Wells Fargo & Co.,
Sr. Unsec’d. Notes	2.500	03/04/21	6,960	6,983,774
Sr. Unsec’d. Notes, MTN	3.000	02/19/25	8,280	8,432,095
				4,514,879,189
Beverages 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	4.700	02/01/36	25,475	28,387,353
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	8.000	11/15/39	1,880	2,849,055
Gtd. Notes(a)	8.200	01/15/39	450	694,787

Keurig Dr. Pepper, Inc., Gtd. Notes	3.551	05/25/21	28,355	28,879,819
				60,811,014
Biotechnology 0.2%
Celgene Corp.,
Sr. Unsec’d. Notes(a)	3.250	08/15/22	7,529	7,718,314
Sr. Unsec’d. Notes	3.450	11/15/27	27,975	29,013,317
Sr. Unsec’d. Notes	4.350	11/15/47	16,595	18,459,378
Sr. Unsec’d. Notes(a)	4.550	02/20/48	32,625	37,403,875
Sr. Unsec’d. Notes	4.625	05/15/44	5,340	5,952,559

Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.800	04/01/44	1,945	2,198,029
				100,745,472
Building Materials 0.2%
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A(a)	7.750	04/16/26	3,000	3,243,750
Cornerstone Building Brands, Inc., Gtd. Notes, 144A(a)	8.000	04/15/26	6,000	5,850,000
Griffon Corp., Gtd. Notes	5.250	03/01/22	23,615	23,526,444
Martin Marietta Materials, Inc., Sr. Unsec’d. Notes	4.250	07/02/24	2,300	2,437,490

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Building Materials (cont’d.)
Owens Corning,
Sr. Unsec’d. Notes	3.400%	08/15/26		3,315	$ 3,264,468
Sr. Unsec’d. Notes	4.200	12/15/22		1,625	1,702,247
Sr. Unsec’d. Notes	4.300	07/15/47		22,500	19,398,291
Sr. Unsec’d. Notes	4.400	01/30/48		4,370	3,830,353
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	4.750	01/15/28		1,825	1,803,867
Sr. Unsec’d. Notes, 144A(a)	5.375	11/15/24		24,350	24,958,506

U.S. Concrete, Inc., Gtd. Notes(a)	6.375	06/01/24		14,420	14,996,800
					105,012,216
Chemicals 0.8%
Ashland LLC, Gtd. Notes	6.875	05/15/43		10,850	11,799,375
Braskem Finance Ltd. (Brazil), Gtd. Notes	5.375	05/02/22		4,630	4,849,971
CF Industries, Inc.,
Gtd. Notes	4.950	06/01/43		3,565	3,257,519
Gtd. Notes	5.375	03/15/44		6,640	6,241,600
Gtd. Notes	7.125	05/01/20		92	94,645
Sr. Sec’d. Notes, 144A(a)	3.400	12/01/21		22,000	22,238,937

Chemours Co. (The), Gtd. Notes	4.000	05/15/26	EUR	28,870	30,218,918
CNAC HK Finbridge Co. Ltd. (China),
Gtd. Notes	1.750	06/14/22	EUR	14,350	16,417,613
Gtd. Notes	3.500	07/19/22		4,400	4,427,297
Dow Chemical Co. (The),
Sr. Unsec’d. Notes	3.000	11/15/22		3,675	3,719,178
Sr. Unsec’d. Notes	4.125	11/15/21		5,320	5,493,361
Sr. Unsec’d. Notes	4.625	10/01/44		1,460	1,524,927
Sr. Unsec’d. Notes	5.250	11/15/41		6,010	6,649,803
Sr. Unsec’d. Notes	9.400	05/15/39		330	532,058
Sr. Unsec’d. Notes, 144A	3.625	05/15/26		6,090	6,293,221
Sr. Unsec’d. Notes, 144A(a)	4.800	05/15/49		12,755	13,546,631
Sr. Unsec’d. Notes, 144A	5.550	11/30/48		1,639	1,940,439

DuPont de Nemours, Inc., Sr. Unsec’d. Notes	3.766	11/15/20		15,755	16,023,387
Eastman Chemical Co.,
Sr. Unsec’d. Notes(a)	2.700	01/15/20		3,128	3,129,427
Sr. Unsec’d. Notes	3.800	03/15/25		9,781	10,184,349

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Chemicals (cont’d.)

Ecolab, Inc., Sr. Unsec’d. Notes	2.250%	01/12/20		5,125	$ 5,117,831
LYB International Finance BV, Gtd. Notes(a)	4.875	03/15/44		8,000	8,448,208
LyondellBasell Industries NV,
Sr. Unsec’d. Notes(a)	4.625	02/26/55		8,860	8,920,645
Sr. Unsec’d. Notes	5.750	04/15/24		4,000	4,486,496
Sr. Unsec’d. Notes	6.000	11/15/21		9,954	10,615,316

Monitchem HoldCo 2 SA (Luxembourg), Sec’d. Notes(a)	6.875	06/15/22	EUR	676	740,862
Mosaic Co. (The),
Sr. Unsec’d. Notes	5.450	11/15/33		1,040	1,181,829
Sr. Unsec’d. Notes(a)	5.625	11/15/43		3,455	3,853,129
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A	4.875	06/01/24		2,589	2,667,188
Sr. Unsec’d. Notes, 144A	5.000	05/01/25		4,040	4,161,200
Sr. Unsec’d. Notes, 144A	5.250	06/01/27		6,725	7,012,628
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	4.125	03/15/35		1,900	1,907,941
Sr. Unsec’d. Notes	4.900	06/01/43		3,370	3,645,832
Sr. Unsec’d. Notes	5.000	04/01/49		9,334	10,450,110
Sr. Unsec’d. Notes	5.250	01/15/45		11,059	12,512,043
Sr. Unsec’d. Notes	6.125	01/15/41		1,730	2,116,301

OCI NV (Netherlands), Sr. Sec’d. Notes	5.000	04/15/23	EUR	12,175	14,154,981
Sasol Financing International Ltd. (South Africa), Gtd. Notes(a)	4.500	11/14/22		13,900	14,306,547
Sasol Financing USA LLC (South Africa), Gtd. Notes	5.875	03/27/24		41,980	44,983,234
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes	3.450	08/01/25		1,240	1,278,446
Sr. Unsec’d. Notes(a)	3.450	06/01/27		8,035	8,236,911
Starfruit Finco BV/Starfruit US Holdco LLC (Netherlands),
Sr. Unsec’d. Notes(a)	6.500	10/01/26	EUR	3,940	4,345,224
Sr. Unsec’d. Notes, 144A(a)	8.000	10/01/26		2,500	2,475,000

TPC Group, Inc., Sr. Sec’d. Notes, 144A	10.500	08/01/24		7,375	7,783,501
Union Carbide Corp., Sr. Unsec’d. Notes	7.500	06/01/25		850	1,018,707
					355,002,766

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Commercial Services 0.8%
Board of Trustees of The Leland Stanford Junior University (The), Unsec’d. Notes	3.647%	05/01/48		7,250	$ 7,915,815
California Institute of Technology, Sr. Unsec’d. Notes	4.700	11/01/2111		1,130	1,371,066
Central Nippon Expressway Co. Ltd. (Japan),
Sr. Unsec’d. Notes	2.170	08/05/19		10,000	9,999,600
Sr. Unsec’d. Notes	2.293	04/23/21		4,470	4,450,148
Sr. Unsec’d. Notes	2.849	03/03/22		19,000	19,153,327
Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.850%	3.278(c)	09/14/21		1,000	1,006,490
Cintas Corp. No. 2,
Gtd. Notes	2.900	04/01/22		8,105	8,206,895
Gtd. Notes	3.700	04/01/27		8,960	9,594,875

Cleveland Clinic Foundation (The), Unsec’d. Notes(a)	4.858	01/01/2114		4,000	4,881,469
DP World PLC (United Arab Emirates), Sr. Unsec’d. Notes, MTN	6.850	07/02/37		2,000	2,542,040
Equifax, Inc., Sr. Unsec’d. Notes	3.950	06/15/23		13,305	13,856,485
ERAC USA Finance LLC,
Gtd. Notes, 144A	2.700	11/01/23		27,400	27,569,657
Gtd. Notes, 144A	3.300	12/01/26		10,390	10,612,350
Gtd. Notes, 144A	3.800	11/01/25		17,535	18,545,338
Gtd. Notes, 144A	4.200	11/01/46		7,890	7,998,335
Gtd. Notes, 144A	4.500	02/15/45		3,720	3,933,369
Gtd. Notes, 144A	6.700	06/01/34		2,355	3,160,390
Gtd. Notes, 144A	7.000	10/15/37		4,090	5,592,099
Massachusetts Institute of Technology,
Unsec’d. Notes	3.885	07/01/2116		9,025	9,768,773
Unsec’d. Notes	4.678	07/01/2114		3,000	3,907,175
Unsec’d. Notes(a)	5.600	07/01/2111		942	1,479,292
President & Fellows of Harvard College,
Unsec’d. Notes(a)	3.150	07/15/46		9,930	10,112,702
Unsec’d. Notes(a)	3.300	07/15/56		3,840	3,887,488
Unsec’d. Notes	3.619	10/01/37		4,010	4,280,437

Refinitiv US Holdings, Inc., Sr. Unsec’d. Notes	6.875	11/15/26	EUR	15,145	18,683,490
SNCF Reseau (France),
Sr. Unsec’d. Notes, EMTN	1.375	10/11/19		21,000	20,956,320
Sr. Unsec’d. Notes, EMTN	5.250	12/07/28	GBP	4,110	6,740,264

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)

SNCF Reseau (France), Sr. Unsec’d. Notes, EMTN	5.500%	12/01/21	GBP	1,000	$ 1,346,468
United Rentals North America, Inc.,
Gtd. Notes(a)	4.875	01/15/28		67,105	68,439,718
Gtd. Notes	5.250	01/15/30		12,250	12,530,892
Gtd. Notes	5.500	05/15/27		4,860	5,109,075
Gtd. Notes(a)	5.875	09/15/26		15,400	16,381,750

University of Southern California, Unsec’d. Notes	3.841	10/01/47		9,375	10,440,903
					354,454,495
Computers 0.3%
Apple, Inc.,
Sr. Unsec’d. Notes(a)	3.000	02/09/24		23,015	23,747,533
Sr. Unsec’d. Notes	3.750	11/13/47		48,610	51,508,694
Sr. Unsec’d. Notes	4.650	02/23/46		2,025	2,422,908

Dell International LLC/EMC Corp., Gtd. Notes, 144A	5.875	06/15/21		10,040	10,213,524
EMC Corp., Sr. Unsec’d. Notes	2.650	06/01/20		6,650	6,613,374
Everi Payments, Inc., Gtd. Notes, 144A	7.500	12/15/25		4,475	4,709,938
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 144A	2.100	10/04/19		18,315	18,296,548
					117,512,519
Diversified Financial Services 0.9%
Agenzia Nazionale per l’Attrazione degli Investimenti e lo Sviluppo d’Impresa (Italy), Sr. Unsec’d. Notes	1.375	07/20/22	EUR	6,000	6,672,035
ALEX Alpha LLC, Gov’t. Gtd. Notes	1.617	08/15/24		2,282	2,243,449
Ally Financial, Inc., Gtd. Notes	8.000	03/15/20		2,892	2,982,375
American Express Co., Sr. Unsec’d. Notes	3.375	05/17/21		21,395	21,772,217
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	2.375	05/26/20		26,300	26,296,485
Avolon Holdings Funding Ltd. (Ireland), Gtd. Notes, 144A(a)	5.500	01/15/23		17,000	18,174,700

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)
CDP Financial, Inc. (Canada),
Gtd. Notes	3.150%	07/24/24	7,472	$ 7,853,532
Gtd. Notes	5.600	11/25/39	1,200	1,610,829
Gtd. Notes, 144A	3.150	07/24/24	26,985	28,362,895
Gtd. Notes, 144A	4.400	11/25/19	12,110	12,188,216
Gtd. Notes, 144A	5.600	11/25/39	545	731,585

Charles Schwab Corp. (The), Sr. Unsec’d. Notes	3.450	02/13/26	8,855	9,288,006
Citigroup Global Markets Holdings, Inc., Sr. Unsec’d. Notes, EMTN	2.500	06/12/24	3,638	3,697,123
CPPIB Capital, Inc. (Canada), Gtd. Notes, 144A, MTN	3.125	09/25/23	13,500	14,078,137
Credit Suisse International (United Kingdom),
Sub. Notes, Series B^	2.122(s)	12/15/20	17,135	16,763,098
Sub. Notes, Series E^	2.107(s)	12/15/20	7,749	7,582,191
Sub. Notes, Series F^	2.612(s)	12/15/21	20,083	19,096,610

Discover Financial Services, Sr. Unsec’d. Notes	3.750	03/04/25	14,835	15,437,212
Eole Finance SPC (France), Gov’t. Gtd. Notes	2.341	02/24/24	23,875	23,783,963
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes(a)	2.342	11/15/20	11,273	11,224,565
Gtd. Notes	4.418	11/15/35	12,587	12,729,218

Grain Spectrum Funding II LLC, Sec’d. Notes, 144A	3.290	10/10/34	1,527	1,506,280
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500	01/20/43	1,425	1,600,995
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN	6.875	05/02/18(d)	745	10,355
Nationstar Mortgage Holdings, Inc., Gtd. Notes, 144A	9.125	07/15/26	21,950	22,992,625
Navient Solutions LLC, Sr. Unsec’d. Notes	3.217(s)	10/03/22	9,458	8,790,365
Ontario Teachers’ Finance Trust (Canada), Gov’t. Gtd. Notes, 144A	2.125	09/19/22	15,500	15,523,580
Park Aerospace Holdings Ltd. (Ireland), Gtd. Notes, 144A	5.500	02/15/24	7,460	8,059,038
Penta Aircraft Leasing LLC, Gov’t. Gtd. Notes	1.691	04/29/25	2,628	2,580,084
Peru Enhanced Pass-Through Finance Ltd. (Peru), Pass-Through Certificates	1.933(s)	06/02/25	7,367	6,704,134

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)
Postal Square LP,
Gov’t. Gtd. Notes	6.500%	06/15/22	4,413	$ 4,613,861
Gov’t. Gtd. Notes	8.950	06/15/22	8,207	9,098,554

Power Sector Assets & Liabilities Management Corp. (Philippines), Gov’t. Gtd. Notes(a)	7.390	12/02/24	3,000	3,693,996
Private Export Funding Corp.,
Gov’t. Gtd. Notes, Series GG	2.450	07/15/24	270	273,676
Gov’t. Gtd. Notes, Series HH	1.450	08/15/19	5,560	5,558,040
Gov’t. Gtd. Notes, Series KK	3.550	01/15/24	2,564	2,713,627
Gov’t. Gtd. Notes, Series LL	2.250	03/15/20	3,880	3,881,363
Gov’t. Gtd. Notes, Series NN	3.250	06/15/25	3,595	3,801,788
Sr. Unsec’d. Notes, 144A	2.650	02/16/21	7,645	7,706,230

Synchrony Financial, Sr. Unsec’d. Notes	2.700	02/03/20	16,094	16,090,774
				387,767,806
Electric 2.7%
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes(a)	3.100	12/01/26	1,300	1,331,038
Sr. Unsec’d. Notes	3.750	12/01/47	5,595	5,826,385
Sr. Unsec’d. Notes	3.800	06/15/49	7,345	7,779,398

Alabama Power Co., Sr. Unsec’d. Notes, Series B	3.700	12/01/47	18,040	18,714,375
American Electric Power Co., Inc., Sr. Unsec’d. Notes, Series F	2.950	12/15/22	1,600	1,620,863
Appalachian Power Co., Sr. Unsec’d. Notes	3.400	06/01/25	15,645	16,161,657
Avangrid, Inc., Sr. Unsec’d. Notes	3.800	06/01/29	22,140	23,334,122
Caledonia Generating LLC, Sr. Sec’d. Notes, 144A	1.950	02/28/22	4,029	4,007,081
Calpine Corp.,
Sr. Unsec’d. Notes(a)	5.500	02/01/24	2,295	2,295,000
Sr. Unsec’d. Notes(a)	5.750	01/15/25	123,185	122,532,120

CenterPoint Energy Houston Electric LLC, Sec’d. Notes	3.950	03/01/48	6,685	7,303,148
Cleveland Electric Illuminating Co. (The), Sr. Unsec’d. Notes, 144A	3.500	04/01/28	4,415	4,531,626
Commonwealth Edison Co.,
First Mortgage	3.700	03/01/45	2,665	2,772,040

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
Commonwealth Edison Co., (cont’d.)
First Mortgage	4.000%	03/01/48	4,510	$ 4,978,686
First Mortgage	4.350	11/15/45	2,780	3,194,941
First Mortgage	6.450	01/15/38	690	974,425
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes	3.850	06/15/46	7,580	7,908,575
Sr. Unsec’d. Notes, Series C	4.300	12/01/56	2,920	3,225,081
Dominion Energy, Inc.,
Jr. Sub. Notes	2.579	07/01/20	20,000	20,001,903
Jr. Sub. Notes	2.715	08/15/21	19,335	19,365,504
Jr. Sub. Notes	4.104	04/01/21	33,540	34,281,366
Sr. Unsec’d. Notes	3.900	10/01/25	3,855	4,097,614
Sr. Unsec’d. Notes(a)	4.250	06/01/28	6,200	6,768,838
Sr. Unsec’d. Notes, Series D(a)	2.850	08/15/26	5,685	5,660,210

DTE Energy Co., Sr. Unsec’d. Notes	2.850	10/01/26	47,340	47,259,416
Duke Energy Carolinas LLC,
First Mortgage(a)	2.500	03/15/23	11,945	12,049,284
First Mortgage	3.750	06/01/45	3,045	3,198,119
First Mortgage(a)	3.950	03/15/48	6,745	7,309,967
First Mortgage	4.000	09/30/42	1,025	1,102,816
First Mortgage	4.250	12/15/41	6,000	6,631,091

Duke Energy Corp., Sr. Unsec’d. Notes(a)	2.650	09/01/26	12,725	12,594,601
Duke Energy Progress LLC, First Mortgage	4.100	03/15/43	2,410	2,631,394
El Paso Electric Co., Sr. Unsec’d. Notes	6.000	05/15/35	750	922,554
Electricite de France SA (France), Sr. Unsec’d. Notes, 144A	2.350	10/13/20	28,225	28,186,170
Emera US Finance LP (Canada),
Gtd. Notes	3.550	06/15/26	10,060	10,355,190
Gtd. Notes	4.750	06/15/46	12,470	13,995,125
Enel Finance International NV (Italy),
Gtd. Notes, 144A	2.750	04/06/23	5,570	5,579,204
Gtd. Notes, 144A	3.500	04/06/28	32,040	32,116,406
Gtd. Notes, 144A	3.625	05/25/27	10,020	10,170,300
Gtd. Notes, 144A	4.875	06/14/29	2,035	2,248,586

Entergy Arkansas LLC, First Mortgage	3.050	06/01/23	1,200	1,221,114
Entergy Corp., Sr. Unsec’d. Notes	4.000	07/15/22	37,970	39,506,050

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

Entergy Louisiana LLC, Collateral Trust	3.120%	09/01/27	12,955	$ 13,346,052
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, 144A, MTN(a)	6.350	08/10/28	16,930	18,100,913
Sr. Unsec’d. Notes, 144A(a)	5.750	01/26/21	24,000	24,060,000
Sr. Unsec’d. Notes, 144A	7.125	02/11/25	21,602	22,412,075
Sr. Unsec’d. Notes, 144A, MTN	6.750	08/06/23	2,800	2,887,892

Eversource Energy, Sr. Unsec’d. Notes, Series H	3.150	01/15/25	5,370	5,508,725
Exelon Corp., Jr. Sub. Notes	3.497	06/01/22	28,185	28,856,265
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes	2.950	01/15/20	21,135	21,159,277
Sr. Unsec’d. Notes	6.250	10/01/39	800	973,602
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series C	4.850	07/15/47	3,870	4,451,792
Sr. Unsec’d. Notes, Series C	7.375	11/15/31	2,310	3,191,131

FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A(a)	5.450	07/15/44	1,175	1,414,782
Florida Power & Light Co.,
First Mortgage	3.700	12/01/47	10,130	10,744,261
First Mortgage	3.950	03/01/48	8,380	9,258,938

Fortis, Inc. (Canada), Sr. Unsec’d. Notes	3.055	10/04/26	25,625	25,663,349
Georgia Power Co., Sr. Unsec’d. Notes	4.750	09/01/40	1,050	1,185,747
Gulf Power Co., Sr. Unsec’d. Notes, Series A	3.300	05/30/27	9,415	9,809,770
Hydro-Quebec (Canada),
Gov’t. Gtd. Notes	9.375	04/15/30	525	832,176
Gov’t. Gtd. Notes	8.050	07/07/24	1,940	2,455,356
Gov’t. Gtd. Notes	8.250	04/15/26	20	26,751
Gov’t. Gtd. Notes	8.250	04/15/26	506	678,639
Gov’t. Gtd. Notes	8.250	01/15/27	170	235,582
Gov’t. Gtd. Notes	8.400	01/15/22	3,866	4,426,107
Gov’t. Gtd. Notes	8.500	12/01/29	10	15,138
Gov’t. Gtd. Notes	8.625	06/15/29	3,949	5,825,083
Gov’t. Gtd. Notes	8.625	06/15/29	130	191,060
Gov’t. Gtd. Notes	9.400	02/01/21	110	121,341
Gov’t. Gtd. Notes	9.400	02/01/21	25	27,558
Gov’t. Gtd. Notes	9.500	11/15/30	665	1,087,416
Gov’t. Gtd. Notes, MTN	8.400	03/28/25	167	218,831

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
Hydro-Quebec (Canada), (cont’d.)
Gov’t. Gtd. Notes, MTN	8.910%	11/18/24	565	$ 744,608
Gov’t. Gtd. Notes, MTN	9.500	04/30/27	170	247,850
Gov’t. Gtd. Notes, Series HH	8.500	12/01/29	4,625	7,028,274

Iberdrola International BV (Spain), Gtd. Notes	6.750	09/15/33	15	18,477
Indiana Michigan Power Co., Sr. Unsec’d. Notes, Series J	3.200	03/15/23	475	486,784
Interstate Power & Light Co.,
Sr. Unsec’d. Notes	3.250	12/01/24	7,850	8,111,679
Sr. Unsec’d. Notes	4.100	09/26/28	3,260	3,535,838
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A	5.000	11/12/24	6,500	7,062,250
Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28	30,810	32,212,779

John Sevier Combined Cycle Generation LLC, Sec’d. Notes	4.626	01/15/42	1,378	1,622,914
Korea Hydro & Nuclear Power Co. Ltd. (South Korea),
Sr. Unsec’d. Notes	4.750	07/13/21	1,000	1,042,602
Sr. Unsec’d. Notes, 144A	4.750	07/13/21	2,125	2,215,530
Sr. Unsec’d. Notes, 144A, MTN	3.000	09/19/22	2,000	2,027,380

Louisville Gas & Electric Co., First Mortgage	4.250	04/01/49	15,000	17,103,497
Nevada Power Co., Sec’d. Notes	5.375	09/15/40	500	604,428
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes	2.900	04/01/22	25,835	26,262,039
Gtd. Notes(a)	4.800(ff)	12/01/77	12,235	12,060,884
NRG Energy, Inc.,
Gtd. Notes(a)	6.625	01/15/27	5,275	5,624,152
Gtd. Notes, 144A(a)	5.250	06/15/29	6,100	6,435,500

Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	2.950	04/01/25	5,995	6,128,027
PacifiCorp, First Mortgage	3.350	07/01/25	9,960	10,310,180
PECO Energy Co., First Mortgage	4.800	10/15/43	6,449	7,581,363
PPL Electric Utilities Corp., First Mortgage	4.150	06/15/48	8,855	9,974,502
Progress Energy, Inc., Sr. Unsec’d. Notes	3.150	04/01/22	4,000	4,064,115
PSEG Power LLC, Gtd. Notes(a)	3.000	06/15/21	24,545	24,727,890

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Electric (cont’d.)

Public Service Co. of Colorado, First Mortgage	4.100%	06/15/48		2,945	$ 3,302,891
Public Service Electric & Gas Co., Sec’d. Notes, MTN	3.650	09/01/42		1,990	2,054,831
Public Service Enterprise Group, Inc., Sr. Unsec’d. Notes	2.650	11/15/22		22,110	22,243,243
Puget Sound Energy, Inc.,
First Mortgage	4.223	06/15/48		11,280	12,727,698
Sr. Sec’d. Notes	4.434	11/15/41		2,550	2,797,901

Rochester Gas & Electric Corp., First Mortgage, 144A	3.100	06/01/27		17,545	17,840,496
San Diego Gas & Electric Co.,
First Mortgage	3.750	06/01/47		1,665	1,699,354
First Mortgage	5.350	05/15/40		9,512	11,268,726
Sempra Energy,
Sr. Unsec’d. Notes	2.400	03/15/20		9,090	9,076,021
Sr. Unsec’d. Notes(a)	3.400	02/01/28		28,395	28,781,886
Sr. Unsec’d. Notes	3.800	02/01/38		20,750	20,781,155

Southern California Edison Co., First Mortgage, Series B	2.400	02/01/22		5,165	5,154,281
Southern Power Co., Sr. Unsec’d. Notes(a)	5.150	09/15/41		725	800,398
State Grid Europe Development 2014 PLC (China), Gtd. Notes, Series A	1.500	01/26/22	EUR	5,600	6,406,749
State Grid Overseas Investment 2016 Ltd. (China),
Gtd. Notes, 144A, MTN	2.250	05/04/20		24,500	24,438,505
Gtd. Notes, EMTN	2.750	05/04/22		7,750	7,759,865

Tampa Electric Co., Sr. Unsec’d. Notes	4.450	06/15/49		4,755	5,465,351
Union Electric Co., Sr. Sec’d. Notes	2.950	06/15/27		6,045	6,118,731
Vistra Operations Co. LLC,
Gtd. Notes, 144A	5.000	07/31/27		25,670	26,279,663
Sr. Sec’d. Notes, 144A	3.550	07/15/24		4,000	4,027,664
					1,201,167,943
Electronics 0.0%
Jabil, Inc.,
Sr. Unsec’d. Notes	4.700	09/15/22		2,900	3,019,475
Sr. Unsec’d. Notes	5.625	12/15/20		4,700	4,871,143

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Electronics (cont’d.)

Sensata Technologies BV, Gtd. Notes, 144A(a)	5.000%	10/01/25		11,775	$ 12,392,952
					20,283,570
Engineering & Construction 0.2%
GMR Hyderabad International Airport Ltd. (India), Sr. Sec’d. Notes, 144A	4.250	10/27/27		2,775	2,560,097
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes(a)	5.500	07/31/47		10,000	9,935,000
Sr. Sec’d. Notes, 144A(a)	3.875	04/30/28		9,000	8,673,840
Sr. Sec’d. Notes, 144A(a)	4.250	10/31/26		4,524	4,507,080
Sr. Sec’d. Notes, 144A	5.500	10/31/46		1,425	1,415,025
Sr. Sec’d. Notes, 144A	5.500	07/31/47		15,544	15,442,964
Swissport Financing Sarl (Luxembourg),
Gtd. Notes	9.750	12/15/22	EUR	32,238	38,157,039
Sr. Sec’d. Notes	6.750	12/15/21	EUR	8,321	9,494,872
					90,185,917
Entertainment 0.3%
AMC Entertainment Holdings, Inc.,
Gtd. Notes(a)	5.875	11/15/26		16,050	14,565,375
Gtd. Notes(a)	6.125	05/15/27		7,525	6,753,688
Gtd. Notes(a)	6.375	11/15/24	GBP	39,861	47,109,519

Caesars Resort Collection LLC/CRC Finco, Inc., Gtd. Notes, 144A	5.250	10/15/25		16,239	16,203,274
CPUK Finance Ltd. (United Kingdom),
Sec’d. Notes, 144A	4.250	02/28/47	GBP	275	337,957
Sec’d. Notes, 144A	4.875	02/28/47	GBP	2,550	3,159,586

International Game Technology PLC, Sr. Sec’d. Notes, 144A(a)	6.250	01/15/27		5,150	5,587,750
Scientific Games International, Inc.,
Gtd. Notes(a)	6.250	09/01/20		1,950	1,952,438
Gtd. Notes(a)	6.625	05/15/21		15,690	15,886,125
Gtd. Notes	10.000	12/01/22		25,479	26,562,367
Gtd. Notes, 144A(a)	8.250	03/15/26		12,125	12,977,145
Sr. Sec’d. Notes, 144A(a)	5.000	10/15/25		150	153,375
					151,248,599

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Foods 0.9%
Ahold Finance USA LLC (Netherlands), Gtd. Notes	6.875%	05/01/29		17,470	$ 21,856,959
Co-operative Group Holdings 2011 Ltd. (United Kingdom), Gtd. Notes	7.500(cc)	07/08/26	GBP	5,910	8,122,595
J.M. Smucker Co. (The), Sr. Unsec’d. Notes	3.000	03/15/22		11,465	11,573,179
JBS Investments GmbH, Gtd. Notes, 144A	6.250	02/05/23		400	407,004
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes, 144A	5.750	06/15/25		18,525	19,127,062
Gtd. Notes, 144A(a)	5.875	07/15/24		5,094	5,234,085

JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., Gtd. Notes, 144A(a)	6.500	04/15/29		15,455	16,594,806
Kraft Heinz Foods Co.,
Gtd. Notes(a)	3.000	06/01/26		22,205	21,839,966
Gtd. Notes	3.375	06/15/21		15,120	15,312,538
Gtd. Notes(a)	4.000	06/15/23		76,740	80,258,890
Gtd. Notes(a)	5.000	07/15/35		6,940	7,369,378
Gtd. Notes(a)	6.500	02/09/40		1,910	2,256,005
Kroger Co. (The),
Sr. Unsec’d. Notes	2.950	11/01/21		18,925	19,104,850
Sr. Unsec’d. Notes	3.300	01/15/21		9,215	9,325,641
Sr. Unsec’d. Notes	3.875	10/15/46		5,820	5,228,089
Sr. Unsec’d. Notes(a)	4.450	02/01/47		800	791,306
Mars, Inc.,
Gtd. Notes, 144A	3.875	04/01/39		14,850	16,248,444
Gtd. Notes, 144A	4.200	04/01/59		12,865	14,302,028

Mondelez International Holdings Netherlands BV, Gtd. Notes, 144A	2.000	10/28/21		28,070	27,783,370
Picard Bondco SA (Luxembourg), Gtd. Notes(a)	5.500	11/30/24	EUR	1,530	1,604,418
Picard Groupe SAS (France), Sr. Sec’d. Notes, 144A, 3 Month EURIBOR + 3.000% (Cap N/A, Floor 3.000%)	3.000(c)	11/30/23	EUR	18,775	20,378,638
Pilgrim’s Pride Corp., Gtd. Notes, 144A	5.875	09/30/27		3,300	3,465,000
Tyson Foods, Inc.,
Gtd. Notes	5.150	08/15/44		2,615	2,966,579
Sr. Unsec’d. Notes	5.100	09/28/48		37,203	42,496,420

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Foods (cont’d.)

Wm Wrigley Jr Co., Sr. Unsec’d. Notes, 144A	3.375%	10/21/20	16,067	$ 16,249,871
				389,897,121
Forest Products & Paper 0.1%
Georgia-Pacific LLC, Sr. Unsec’d. Notes	7.375	12/01/25	3,697	4,659,615
International Paper Co.,
Sr. Unsec’d. Notes	4.400	08/15/47	3,265	3,261,344
Sr. Unsec’d. Notes	4.800	06/15/44	3,085	3,245,283
Sr. Unsec’d. Notes	5.000	09/15/35	6,990	7,797,311
Sr. Unsec’d. Notes	5.150	05/15/46	2,315	2,513,763
Sr. Unsec’d. Notes	6.000	11/15/41	2,290	2,727,816
Sr. Unsec’d. Notes	7.300	11/15/39	1,320	1,738,694

Inversiones CMPC S.A. Branch (Chile), Gtd. Notes, 144A	4.500	04/25/22	6,200	6,428,153
				32,371,979
Gas 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes(a)	5.625	05/20/24	6,340	6,728,325
Sr. Unsec’d. Notes	5.750	05/20/27	16,768	17,606,400
Sr. Unsec’d. Notes(a)	5.875	08/20/26	12,975	13,753,500

CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	5.850	01/15/41	1,130	1,421,844
Dominion Energy Gas Holdings LLC, Sr. Unsec’d. Notes	4.800	11/01/43	250	289,651
NiSource, Inc.,
Sr. Unsec’d. Notes(a)	4.375	05/15/47	22,690	24,995,492
Sr. Unsec’d. Notes	4.800	02/15/44	3,865	4,417,513

Piedmont Natural Gas Co., Inc., Sr. Unsec’d. Notes	3.500	06/01/29	15,235	15,987,465
Southern California Gas Co.,
First Mortgage, Series UU	4.125	06/01/48	5,260	5,818,190
First Mortgage, Series VV	4.300	01/15/49	9,350	10,479,638

Southern Co. Gas Capital Corp., Gtd. Notes	4.400	06/01/43	2,700	2,863,135
				104,361,153

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Healthcare-Products 0.4%
Abbott Laboratories,
Sr. Unsec’d. Notes	2.900%	11/30/21		705	$ 713,945
Sr. Unsec’d. Notes	3.400	11/30/23		3,800	3,954,323
Sr. Unsec’d. Notes	4.900	11/30/46		8,435	10,491,370
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes	2.404	06/05/20		2,700	2,694,046
Sr. Unsec’d. Notes	3.363	06/06/24		33,115	34,216,203
Sr. Unsec’d. Notes(a)	3.700	06/06/27		5,673	5,940,128
Sr. Unsec’d. Notes	3.734	12/15/24		3,998	4,191,958
Medtronic Global Holdings SCA,
Gtd. Notes	1.625	03/07/31	EUR	7,400	9,116,818
Gtd. Notes	2.250	03/07/39	EUR	10,445	13,608,296

Medtronic, Inc., Gtd. Notes	3.500	03/15/25		5,716	6,053,843
Stryker Corp., Sr. Unsec’d. Notes	2.125	11/30/27	EUR	16,050	20,323,006
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	2.950	09/19/26		6,850	6,928,441
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes	2.425	12/13/26	EUR	35,000	43,405,396
Sr. Unsec’d. Notes(a)	2.700	04/01/20		7,750	7,756,218
					169,393,991
Healthcare-Services 1.0%
Acadia Healthcare Co., Inc., Gtd. Notes	5.625	02/15/23		1,000	1,007,860
Advocate Health & Hospitals Corp., Sr. Unsec’d. Notes	4.272	08/15/48		12,775	14,542,783
Aetna, Inc.,
Sr. Unsec’d. Notes	3.500	11/15/24		13,900	14,318,607
Sr. Unsec’d. Notes	4.500	05/15/42		1,150	1,170,509
Sr. Unsec’d. Notes	6.750	12/15/37		5,365	6,839,088
Anthem, Inc.,
Sr. Unsec’d. Notes	3.650	12/01/27		5,020	5,199,107
Sr. Unsec’d. Notes	4.101	03/01/28		8,095	8,609,818
Sr. Unsec’d. Notes	4.650	01/15/43		1,855	2,019,744

Ascension Health, Sr. Unsec’d. Notes(a)	3.945	11/15/46		5,085	5,563,058
Baylor Scott & White Holdings, Unsec’d. Notes	4.185	11/15/45		5,750	6,385,327

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)

CHS/Community Health Systems, Inc., Sec’d. Notes, 144A(a)	8.125%	06/30/24	9,206	$ 6,996,560
Cigna Holding Co.,
Gtd. Notes	3.250	04/15/25	20,815	21,150,480
Gtd. Notes	4.000	02/15/22	1,000	1,031,326

Coventry Health Care, Inc., Sr. Unsec’d. Notes	5.450	06/15/21	500	522,539
Fresenius Medical Care U.S. Finance II, Inc. (Germany), Gtd. Notes, 144A	4.125	10/15/20	9,725	9,861,152
Hackensack Meridian Health, Inc., Sr. Unsec’d. Notes	4.500	07/01/57	4,200	4,864,673
Hadrian Merger Sub, Inc., Sr. Unsec’d. Notes, 144A(a)	8.500	05/01/26	6,375	6,127,969
HCA Healthcare, Inc., Sr. Unsec’d. Notes	6.250	02/15/21	6,200	6,496,732
HCA, Inc.,
Gtd. Notes(a)	5.375	02/01/25	28,197	30,493,928
Gtd. Notes(a)	5.375	09/01/26	6,525	7,063,312
Gtd. Notes(a)	5.875	02/01/29	3,975	4,437,094
Sr. Sec’d. Notes	4.750	05/01/23	2,204	2,352,253
Sr. Sec’d. Notes	5.125	06/15/39	1,995	2,095,149
Sr. Sec’d. Notes(a)	5.250	06/15/49	15,505	16,205,160
Humana, Inc.,
Sr. Unsec’d. Notes	2.625	10/01/19	3,375	3,375,333
Sr. Unsec’d. Notes	3.950	03/15/27	6,745	7,090,015

Indiana University Health, Inc. Obligated Group, Sec’d. Notes	3.970	11/01/48	10,475	11,747,597
Kaiser Foundation Hospitals, Gtd. Notes	4.150	05/01/47	15,275	17,309,352
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes	2.625	02/01/20	1,970	1,970,289
Sr. Unsec’d. Notes	3.200	02/01/22	9,220	9,370,854
Sr. Unsec’d. Notes(a)	3.250	09/01/24	14,680	14,940,321
Sr. Unsec’d. Notes	3.600	09/01/27	10,355	10,682,522
Sr. Unsec’d. Notes	4.625	11/15/20	6,355	6,490,956
Sr. Unsec’d. Notes	4.700	02/01/45	1,075	1,137,206

Mayo Clinic, Unsec’d. Notes	4.128	11/15/52	8,312	9,255,432
MEDNAX, Inc., Gtd. Notes, 144A(a)	6.250	01/15/27	2,325	2,304,116

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)

Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes	4.125%	07/01/52		675	$ 763,117
New York & Presbyterian Hospital (The),
Unsec’d. Notes	4.024	08/01/45		4,350	4,898,169
Unsec’d. Notes	4.763	08/01/2116		4,800	5,440,375

NYU Langone Hospitals, Sec’d. Notes	4.784	07/01/44		6,375	7,576,720
Providence St Joseph Health Obligated Group, Unsec’d. Notes, Series I	3.744	10/01/47		2,900	3,040,470
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes	2.500	03/30/20		9,855	9,850,128
Sr. Unsec’d. Notes(a)	3.450	06/01/26		11,927	12,365,892
Sr. Unsec’d. Notes	3.500	03/30/25		6,630	6,856,915

Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A	3.350	09/30/24		1,390	1,455,564
Surgery Center Holdings, Inc., Gtd. Notes, 144A	10.000	04/15/27		11,626	11,480,675
Synlab Bondco PLC (United Kingdom), Sr. Sec’d. Notes, 144A, 3 Month EURIBOR + 3.500%	3.500(c)	07/01/22	EUR	17,500	19,426,356
Tenet Healthcare Corp.,
Sec’d. Notes, 144A(a)	6.250	02/01/27		9,350	9,705,300
Sr. Unsec’d. Notes(a)	7.000	08/01/25		30,148	30,072,630
Sr. Unsec’d. Notes	8.125	04/01/22		9,130	9,757,687

Texas Health Resources, Sec’d. Notes	4.330	11/15/55		3,450	3,946,722
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	2.875	08/15/29		17,140	17,189,793
Sr. Unsec’d. Notes	3.375	04/15/27		19,080	20,025,368
Sr. Unsec’d. Notes	4.375	03/15/42		615	684,320
Sr. Unsec’d. Notes	4.625	07/15/35		6,315	7,403,474
Sr. Unsec’d. Notes	4.625	11/15/41		1,725	1,976,384
Sr. Unsec’d. Notes	5.700	10/15/40		185	239,372
Sr. Unsec’d. Notes(a)	5.800	03/15/36		130	168,907

Willis-Knighton Medical Center, Sec’d. Notes	4.813	09/01/48		4,130	4,960,028
					470,312,587

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Holding Companies-Diversified 0.0%
CK Hutchison International 17 Ltd. (Hong Kong), Gtd. Notes, 144A	2.875%	04/05/22	14,200	$ 14,247,642
Hutchison Whampoa International 11 Ltd. (Hong Kong), Gtd. Notes	4.625	01/13/22	2,233	2,335,133
				16,582,775
Home Builders 0.4%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	6.750	08/01/25	6,030	5,864,175
Sr. Unsec’d. Notes, 144A	9.875	04/01/27	7,425	7,870,500

Beazer Homes USA, Inc., Gtd. Notes	8.750	03/15/22	2,900	3,003,878
Brookfield Residential Properties, Inc. (Canada),
Gtd. Notes, 144A(a)	6.375	05/15/25	6,850	6,935,625
Gtd. Notes, 144A(a)	6.500	12/15/20	3,000	3,000,000

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada), Gtd. Notes, 144A	6.125	07/01/22	16,405	16,571,019
KB Home, Gtd. Notes	7.000	12/15/21	11,045	11,873,375
Lennar Corp., Gtd. Notes	6.250	12/15/21	12,500	13,187,500
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	6.500	10/01/25	5,000	5,237,500
Meritage Homes Corp., Gtd. Notes	6.000	06/01/25	4,300	4,676,250
New Home Co., Inc. (The), Gtd. Notes	7.250	04/01/22	10,475	10,003,625
PulteGroup, Inc., Gtd. Notes	5.500	03/01/26	25,727	27,720,842
Taylor Morrison Communities, Inc., Gtd. Notes, 144A	5.875	06/15/27	8,150	8,516,750
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., Gtd. Notes, 144A(a)	5.625	03/01/24	2,590	2,700,075
William Lyon Homes, Inc.,
Gtd. Notes	5.875	01/31/25	8,704	8,704,000
Gtd. Notes	6.000	09/01/23	3,862	3,890,965

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Home Builders (cont’d.)
William Lyon Homes, Inc., (cont’d.)
Gtd. Notes	7.000%	08/15/22		22,957	$ 22,991,436
Gtd. Notes, 144A	6.625	07/15/27		8,525	8,482,375
					171,229,890
Household Products/Wares 0.2%
Diamond BC BV, Sr. Unsec’d. Notes(a)	5.625	08/15/25	EUR	50,902	43,936,965
Reckitt Benckiser Treasury Services PLC (United Kingdom), Gtd. Notes, 144A	2.750	06/26/24		44,410	44,726,849
Spectrum Brands, Inc.,
Gtd. Notes(a)	5.750	07/15/25		1,877	1,944,478
Gtd. Notes, 144A	4.000	10/01/26	EUR	15,000	17,607,942
					108,216,234
Housewares 0.0%
Newell Brands, Inc., Sr. Unsec’d. Notes(a)	4.200	04/01/26		20,095	20,110,626
Insurance 0.8%
American International Group, Inc.,
Sr. Unsec’d. Notes	1.875	06/21/27	EUR	46,400	56,175,833
Sr. Unsec’d. Notes	3.875	01/15/35		500	508,127
Sr. Unsec’d. Notes(a)	3.900	04/01/26		27,135	28,627,157
Sr. Unsec’d. Notes	4.125	02/15/24		280	297,602
Sr. Unsec’d. Notes	4.500	07/16/44		2,649	2,832,793
Sr. Unsec’d. Notes(a)	4.750	04/01/48		4,760	5,337,374

Arch Capital Finance LLC, Gtd. Notes	5.031	12/15/46		6,475	7,730,709
Arch Capital Group US, Inc., Gtd. Notes	5.144	11/01/43		2,250	2,696,602
Berkshire Hathaway Finance Corp., Gtd. Notes	4.300	05/15/43		4,365	4,950,942
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes(a)	2.750	03/15/23		14,030	14,300,163
CNA Financial Corp.,
Sr. Unsec’d. Notes(a)	3.900	05/01/29		16,610	17,444,384
Sr. Unsec’d. Notes(a)	3.950	05/15/24		18,435	19,411,851
Sr. Unsec’d. Notes	4.500	03/01/26		12,000	12,952,025

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Insurance (cont’d.)
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes	4.300%	04/15/43		480	$ 508,946
Sr. Unsec’d. Notes	5.125	04/15/22		1,200	1,283,553
Sr. Unsec’d. Notes	5.950	10/15/36		755	956,469
Sr. Unsec’d. Notes	6.100	10/01/41		995	1,301,683

Liberty Mutual Finance Europe DAC, Gtd. Notes, 144A	1.750	03/27/24	EUR	15,700	18,509,385
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	4.569	02/01/29		1,675	1,847,666
Gtd. Notes, 144A(a)	4.850	08/01/44		8,750	9,813,858
Gtd. Notes, 144A	6.500	03/15/35		9,290	11,893,721
Gtd. Notes, 144A	6.500	05/01/42		6,305	8,505,281
Lincoln National Corp.,
Sr. Unsec’d. Notes	6.300	10/09/37		3,930	5,062,249
Sr. Unsec’d. Notes	7.000	06/15/40		6,700	9,241,734
Markel Corp.,
Sr. Unsec’d. Notes(a)	4.900	07/01/22		2,750	2,916,937
Sr. Unsec’d. Notes	5.000	03/30/43		300	324,461
Sr. Unsec’d. Notes	5.000	04/05/46		7,530	8,374,868
Sr. Unsec’d. Notes	5.000	05/20/49		14,057	15,711,734

New York Life Global Funding, Sec’d. Notes, 144A	1.950	02/11/20		13,080	13,056,305
Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	6.063	03/30/40		535	725,792
Principal Financial Group, Inc.,
Gtd. Notes	4.300	11/15/46		7,190	7,810,670
Gtd. Notes	4.350	05/15/43		3,100	3,355,151
Gtd. Notes	4.625	09/15/42		275	310,409

Progressive Corp. (The), Jr. Sub. Notes, Series B	5.375(ff)	–(rr)		15,110	15,582,187
Sompo International Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	7.000	07/15/34		525	695,928
Swiss Re Treasury US Corp. (Switzerland), Gtd. Notes, 144A	4.250	12/06/42		5,235	5,732,130
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A	4.270	05/15/47		9,310	10,222,183
Sub. Notes, 144A	4.900	09/15/44		16,598	19,618,024
Sub. Notes, 144A	6.850	12/16/39		325	463,677

Unum Group, Sr. Unsec’d. Notes	5.625	09/15/20		225	232,758

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Insurance (cont’d.)
W.R. Berkley Corp.,
Sr. Unsec’d. Notes	4.625%	03/15/22	2,675	$ 2,818,267
Sr. Unsec’d. Notes	5.375	09/15/20	2,235	2,302,076

Willis North America, Inc., Gtd. Notes	3.600	05/15/24	20,670	21,374,110
				373,817,774
Lodging 0.3%
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Sr. Sec’d. Notes, 144A	6.750	11/15/21	19,650	20,082,693
Las Vegas Sands Corp., Sr. Unsec’d. Notes	3.900	08/08/29	7,490	7,580,552
Marriott International, Inc.,
Sr. Unsec’d. Notes(a)	7.150	12/01/19	4,840	4,911,309
Sr. Unsec’d. Notes, Series R(a)	3.125	06/15/26	37,965	38,297,848
Sr. Unsec’d. Notes, Series Y, 3 Month LIBOR + 0.600%	3.120(c)	12/01/20	22,605	22,677,567

MGM Resorts International, Gtd. Notes	6.000	03/15/23	9,651	10,471,335
Sands China Ltd. (Macau), Sr. Unsec’d. Notes	5.125	08/08/25	11,100	12,202,230
Wyndham Destinations, Inc., Sr. Sec’d. Notes	5.625	03/01/21	980	1,014,300
				117,237,834
Machinery-Diversified 0.1%
CNH Industrial Capital LLC, Gtd. Notes	4.875	04/01/21	6,565	6,792,083
Rockwell Automation, Inc., Sr. Unsec’d. Notes	5.200	01/15/98	1,500	1,655,993
Wabtec Corp., Gtd. Notes(a)	4.950	09/15/28	11,817	12,760,274
Xylem, Inc.,
Sr. Unsec’d. Notes	3.250	11/01/26	4,770	4,848,688
Sr. Unsec’d. Notes	4.875	10/01/21	1,505	1,579,550
				27,636,588
Media 1.1%
AMC Networks, Inc., Gtd. Notes(a)	5.000	04/01/24	6,817	6,993,901

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	5.125%	05/01/23	9,900	$ 10,136,610
Sr. Unsec’d. Notes, 144A(a)	5.375	05/01/25	6,100	6,298,250
Sr. Unsec’d. Notes, 144A	5.375	06/01/29	20,583	21,329,134
Sr. Unsec’d. Notes, 144A(a)	5.500	05/01/26	9,275	9,692,375
Sr. Unsec’d. Notes, 144A(a)	5.750	02/15/26	9,867	10,394,490
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	5.375	04/01/38	6,075	6,622,459
Sr. Sec’d. Notes(a)	5.375	05/01/47	14,226	14,975,098
Sr. Sec’d. Notes	6.384	10/23/35	7,110	8,391,632
Sr. Sec’d. Notes	6.484	10/23/45	4,326	5,107,058
Sr. Sec’d. Notes	6.834	10/23/55	7,580	9,211,959
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes, 144A	9.250	02/15/24	8,400	9,114,000
Gtd. Notes, Series A	6.500	11/15/22	5,803	5,920,221
Comcast Corp.,
Gtd. Notes	3.969	11/01/47	16	16,707
Gtd. Notes(a)(h)	4.150	10/15/28	64,160	70,711,102
Gtd. Notes	4.250	10/15/30	21,830	24,439,552

Cox Communications, Inc., Sr. Unsec’d. Notes, 144A	3.350	09/15/26	15,505	15,729,082
CSC Holdings LLC,
Gtd. Notes, 144A	5.500	05/15/26	4,657	4,866,565
Sr. Unsec’d. Notes, 144A(a)	5.125	12/15/21	48,053	48,053,000
Sr. Unsec’d. Notes, 144A	5.125	12/15/21	30,547	30,547,000
Sr. Unsec’d. Notes, 144A	7.500	04/01/28	15,240	16,783,050
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Sr. Sec’d. Notes, 144A	5.375	08/15/26	6,000	6,097,500
Sr. Unsec’d. Notes, 144A	6.625	08/15/27	2,680	2,738,625
Discovery Communications LLC,
Gtd. Notes	3.500	06/15/22	5,104	5,208,078
Gtd. Notes	5.000	09/20/37	18,223	19,312,411
Gtd. Notes(a)	5.200	09/20/47	590	627,772
Gtd. Notes(a)	5.300	05/15/49	6,947	7,502,448
DISH DBS Corp.,
Gtd. Notes(a)	5.125	05/01/20	12,000	12,135,000
Gtd. Notes(a)	7.750	07/01/26	23,627	23,154,460

Myriad International Holdings BV (South Africa), Gtd. Notes	6.000	07/18/20	1,300	1,335,503

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)
Sinclair Television Group, Inc.,
Gtd. Notes, 144A(a)	5.625%	08/01/24	4,837	$ 4,974,613
Gtd. Notes, 144A(a)	5.875	03/15/26	5,170	5,371,889

Sky Ltd. (United Kingdom), Gtd. Notes, 144A	2.625	09/16/19	1,900	1,899,885
TEGNA, Inc., Gtd. Notes, 144A	4.875	09/15/21	1,600	1,602,000
Time Warner Cable LLC, Sr. Sec’d. Notes	7.300	07/01/38	3,600	4,462,508
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A(a)	5.125	02/15/25	10,700	10,419,125
Sr. Sec’d. Notes, 144A	6.750	09/15/22	5,986	6,093,748
Viacom, Inc.,
Sr. Unsec’d. Notes	2.250	02/04/22	3,287	3,222,456
Sr. Unsec’d. Notes	5.850	09/01/43	7,750	9,219,037
Walt Disney Co. (The),
Gtd. Notes, 144A	6.150	03/01/37	2,325	3,175,227
Gtd. Notes, 144A	6.900	08/15/39	160	238,816
Gtd. Notes, 144A	7.625	11/30/28	550	754,595

Ziggo Bond Co. BV (Netherlands), Sr. Unsec’d. Notes, 144A(a)	6.000	01/15/27	16,350	16,578,900
				481,457,841
Mining 0.1%
Barrick North America Finance LLC (Canada), Gtd. Notes	5.750	05/01/43	14,510	18,298,528
Barrick PD Australia Finance Pty Ltd. (Canada), Gtd. Notes	5.950	10/15/39	8,267	10,375,616
Newmont Goldcorp Corp., Gtd. Notes, 144A	3.625	06/09/21	2,405	2,442,658
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes	3.500	11/08/22	3,108	3,162,667
Sr. Unsec’d. Notes(a)	6.750	04/16/40	6,498	8,320,717
Sr. Unsec’d. Notes(a)	7.500	07/27/35	260	343,200
Teck Resources Ltd. (Canada),
Sr. Unsec’d. Notes	5.200	03/01/42	3,050	3,086,453
Sr. Unsec’d. Notes	6.000	08/15/40	9,014	9,847,196
				55,877,035

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Miscellaneous Manufacturing 0.1%
General Electric Co.,
Sr. Unsec’d. Notes, EMTN	4.208%	12/06/21	SEK	28,000	$ 3,112,873
Sr. Unsec’d. Notes, GMTN	2.200	01/09/20		4,206	4,202,764

Pentair Finance Sarl, Gtd. Notes	4.500	07/01/29		1,300	1,331,639
Siemens Financieringsmaatschappij NV (Germany), Gtd. Notes, 144A	3.250	05/27/25		24,400	25,334,544
Textron, Inc.,
Sr. Unsec’d. Notes	4.000	03/15/26		3,775	3,963,043
Sr. Unsec’d. Notes	7.250	10/01/19		800	805,936
					38,750,799
Multi-National 0.9%
African Development Bank (Supranational Bank), Sr. Unsec’d. Notes	7.375	04/06/23		5,396	6,396,983
Asian Development Bank (Supranational Bank),
Sr. Unsec’d. Notes	5.820	06/16/28		36,785	46,729,971
Sr. Unsec’d. Notes	6.220	08/15/27		4,120	5,241,646
Sr. Unsec’d. Notes	6.375	10/01/28		2,560	3,386,622
Sr. Unsec’d. Notes, GMTN	0.500	07/30/20	ZAR	53,000	3,450,750
Sr. Unsec’d. Notes, GMTN	0.500	08/28/20	ZAR	52,000	3,357,727
Sr. Unsec’d. Notes, GMTN	0.500	09/28/20	ZAR	46,000	2,962,600
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes	2.125	09/27/21		31,240	30,778,585
Sr. Unsec’d. Notes(a)	2.200	07/18/20		4,040	4,016,245
Sr. Unsec’d. Notes	2.750	01/06/23		17,745	17,812,076
Sr. Unsec’d. Notes	3.250	02/11/22		9,915	10,061,345
Sr. Unsec’d. Notes	4.375	06/15/22		16,587	17,421,824

Eurasian Development Bank (Supranational Bank), Sr. Unsec’d. Notes, 144A	5.000	09/26/20		2,855	2,914,475
European Bank for Reconstruction & Development (Supranational Bank), Sr. Unsec’d. Notes, EMTN	0.500	12/19/22		1,000	926,731
European Investment Bank (Supranational Bank), Sr. Unsec’d. Notes, EMTN	2.590(cc)	12/29/26		3,500	3,441,549
Inter-American Development Bank (Supranational Bank),
Notes	6.800	10/15/25		14,240	17,922,745
Sr. Unsec’d. Notes	7.000	06/15/25		3,914	4,925,588
Unsec’d. Notes	6.950	08/01/26		2,000	2,568,091
Unsec’d. Notes, MTN	6.290	07/16/27		2,756	3,472,814

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Multi-National (cont’d.)
Inter-American Development Bank (Supranational Bank), (cont’d.)
Unsec’d. Notes, MTN	6.750%	07/15/27	13,630	$ 17,738,140
International Bank for Reconstruction & Development (Supranational Bank),
Notes, EMTN	0.500	12/05/22	60,500	57,759,142
Notes, EMTN	0.500	02/07/23	7,000	6,665,486
Sr. Unsec’d. Notes	—(cc)	06/30/34	8,488	6,093,111
Sr. Unsec’d. Notes^	1.602(cc)	05/30/34	200	157,360
Sr. Unsec’d. Notes	2.330(cc)	06/28/26	12,958	12,468,827
Sr. Unsec’d. Notes, EMTN	1.820(cc)	08/11/26	21,424	20,220,844
Sr. Unsec’d. Notes, MTN	—(cc)	07/31/34	4,605	3,449,882
Sr. Unsec’d. Notes, MTN	—(cc)	08/28/34	853	603,753
Sr. Unsec’d. Notes, MTN	—(cc)	11/28/34	273	197,723
Sr. Unsec’d. Notes, MTN	2.330(cc)	05/31/26	14,690	14,060,656
Unsec’d. Notes, MTN	3.476(s)	09/17/30	2,250	1,685,654
North American Development Bank (Supranational Bank),
Sr. Unsec’d. Notes	2.400	10/26/22	62,190	62,405,886
Sr. Unsec’d. Notes	4.375	02/11/20	22,895	23,116,910
				414,411,741
Office/Business Equipment 0.0%
CDW LLC/CDW Finance Corp., Gtd. Notes(a)	5.500	12/01/24	2,600	2,805,660
Oil & Gas 2.3%
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes	4.554(s)	10/10/36	45,000	21,509,231
Sr. Unsec’d. Notes	6.200	03/15/40	4,200	5,042,389
Sr. Unsec’d. Notes(a)	6.450	09/15/36	12,600	15,356,858
Sr. Unsec’d. Notes	7.950	06/15/39	1,600	2,156,525

Apache Corp., Sr. Unsec’d. Notes	3.250	04/15/22	605	611,913
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Sr. Unsec’d. Notes, 144A	7.000	11/01/26	12,568	10,054,400
Sr. Unsec’d. Notes, 144A	10.000	04/01/22	9,725	9,603,438
BP Capital Markets America, Inc.,
Gtd. Notes(a)	3.245	05/06/22	1,515	1,552,959
Gtd. Notes	4.500	10/01/20	435	446,231

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)

BP Capital Markets PLC (United Kingdom), Gtd. Notes	2.521%	01/15/20	6,000	$ 6,004,343
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	5.250	06/15/37	24,305	25,655,703
Sr. Unsec’d. Notes(a)	5.400	06/15/47	20,865	22,693,585
Sr. Unsec’d. Notes(a)	6.750	11/15/39	23,573	28,286,732
Citgo Holding, Inc.,
Sr. Sec’d. Notes, 144A	9.250	08/01/24	4,900	5,102,125
Sr. Sec’d. Notes, 144A	10.750	02/15/20	30,285	31,526,685
CNX Resources Corp.,
Gtd. Notes	5.875	04/15/22	7,140	6,803,349
Gtd. Notes, 144A(a)	7.250	03/14/27	16,000	13,720,000
Concho Resources, Inc.,
Gtd. Notes	3.750	10/01/27	7,375	7,596,383
Gtd. Notes(a)	4.300	08/15/28	5,939	6,357,487
Gtd. Notes(a)	4.850	08/15/48	7,865	8,724,313
Gtd. Notes	4.875	10/01/47	8,994	9,924,602
Continental Resources, Inc.,
Gtd. Notes	3.800	06/01/24	12,160	12,444,658
Gtd. Notes(a)	4.500	04/15/23	15,758	16,446,791

Devon Energy Corp., Sr. Unsec’d. Notes(a)	5.600	07/15/41	14,222	16,910,184
Encana Corp. (Canada),
Gtd. Notes(a)	6.500	08/15/34	9,845	12,016,004
Gtd. Notes(a)	6.500	02/01/38	2,720	3,312,032

Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	5.750	01/30/28	4,175	4,425,500
Eni SpA (Italy), Sr. Unsec’d. Notes, 144A(a)	4.000	09/12/23	4,275	4,462,163
Gazprom OAO Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, 144A	4.950	07/19/22	500	526,848
Sr. Unsec’d. Notes, 144A	6.510	03/07/22	8,157	8,840,557
Husky Energy, Inc. (Canada),
Sr. Unsec’d. Notes(a)	4.400	04/15/29	16,100	16,924,352
Sr. Unsec’d. Notes	6.800	09/15/37	1,150	1,445,692
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A	4.750	04/24/25	14,525	15,723,603
Sr. Unsec’d. Notes, 144A	4.750	04/19/27	3,000	3,242,580

Kerr-McGee Corp., Gtd. Notes	6.950	07/01/24	1,060	1,240,454
Lukoil International Finance BV (Russia), Gtd. Notes, 144A	6.125	11/09/20	1,625	1,691,677

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)

Marathon Petroleum Corp., Sr. Unsec’d. Notes	5.850%	12/15/45		9,983	$ 11,143,358
MEG Energy Corp. (Canada),
Gtd. Notes, 144A	6.375	01/30/23		13,633	13,019,515
Gtd. Notes, 144A	7.000	03/31/24		13,425	12,817,922
Newfield Exploration Co.,
Gtd. Notes(a)	5.375	01/01/26		35,890	39,245,541
Gtd. Notes	5.625	07/01/24		26,621	29,338,468
Gtd. Notes	5.750	01/30/22		14,741	15,728,638
Noble Energy, Inc.,
Sr. Unsec’d. Notes(a)	3.900	11/15/24		3,700	3,853,497
Sr. Unsec’d. Notes	4.150	12/15/21		7,450	7,679,143
Sr. Unsec’d. Notes(a)	5.050	11/15/44		11,325	12,084,998
Sr. Unsec’d. Notes	5.250	11/15/43		9,800	10,687,525
Sr. Unsec’d. Notes	6.000	03/01/41		2,322	2,689,405
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes	4.875	05/03/22		10,861	11,449,787
Sr. Unsec’d. Notes	5.250	05/23/21		3,000	3,135,038
Sr. Unsec’d. Notes, EMTN	5.625	05/20/43		2,155	2,417,842
Petrobras Global Finance BV (Brazil),
Gtd. Notes	4.750	01/14/25	EUR	3,365	4,334,101
Gtd. Notes	5.299	01/27/25		14,450	15,570,598
Gtd. Notes(a)	5.750	02/01/29		19,465	20,888,475
Gtd. Notes(a)	6.625	01/16/34	GBP	22,380	31,712,454
Gtd. Notes	6.900	03/19/49		30,690	34,440,318
Gtd. Notes(a)	7.375	01/17/27		25,390	30,003,363
Gtd. Notes(a)	8.750	05/23/26		2,740	3,441,440
Petroleos Mexicanos (Mexico),
Gtd. Notes	4.750	02/26/29	EUR	26,925	28,980,349
Gtd. Notes(a)	4.875	01/24/22		3,121	3,145,344
Gtd. Notes	5.375	03/13/22		2,705	2,755,043
Gtd. Notes(a)	5.500	01/21/21		14,690	15,020,525
Gtd. Notes	6.350	02/12/48		40,644	35,470,019
Gtd. Notes	6.375	01/23/45		11,729	10,254,078
Gtd. Notes(a)	6.500	03/13/27		27,040	26,815,568
Gtd. Notes	8.625	12/01/23		13,830	14,898,354
Gtd. Notes	9.500	09/15/27		1,590	1,792,725
Gtd. Notes, EMTN	1.875	04/21/22	EUR	3,100	3,360,067
Gtd. Notes, EMTN	2.500	08/21/21	EUR	16,600	18,536,992
Gtd. Notes, EMTN(a)	2.750	04/21/27	EUR	14,770	14,504,431
Gtd. Notes, EMTN	3.750	02/21/24	EUR	3,000	3,327,642
Gtd. Notes, EMTN	4.875	02/21/28	EUR	15,360	16,855,589

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Petroleos Mexicanos (Mexico), (cont’d.)
Gtd. Notes, MTN	6.750%	09/21/47		76,469	$ 69,311,502
Gtd. Notes, MTN(a)	6.875	08/04/26		8,100	8,256,735
Sr. Unsec’d. Notes(a)	8.625	02/01/22		16,504	17,731,072
Phillips 66,
Gtd. Notes(a)	4.650	11/15/34		2,970	3,307,387
Gtd. Notes	4.875	11/15/44		2,830	3,190,111
Range Resources Corp.,
Gtd. Notes(a)	4.875	05/15/25		8,025	6,741,000
Gtd. Notes	5.000	08/15/22		1,490	1,370,353
Gtd. Notes	5.000	03/15/23		950	836,000

Reliance Holding USA, Inc. (India), Gtd. Notes, 144A	5.400	02/14/22		4,773	5,064,160
Sinopec Group Overseas Development 2015 Ltd. (China), Gtd. Notes, 144A	2.500	04/28/20		10,200	10,191,330
Sinopec Group Overseas Development 2016 Ltd. (China), Gtd. Notes	2.000	09/29/21		2,600	2,563,308
Transocean, Inc., Gtd. Notes, 144A	7.500	01/15/26		7,450	7,058,875
Valero Energy Corp.,
Sr. Unsec’d. Notes(a)	3.400	09/15/26		26,460	27,069,850
Sr. Unsec’d. Notes(a)	4.000	04/01/29		10,075	10,509,743

YPF SA (Argentina), Sr. Unsec’d. Notes, 144A(a)	8.500	03/23/21		710	726,863
					1,043,708,787
Oil & Gas Services 0.0%
Cameron International Corp., Gtd. Notes	5.950	06/01/41		2,775	3,361,459
Packaging & Containers 0.2%
ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, Cash coupon 6.625% or PIK 7.375%	6.625	09/15/23	EUR	77,723	89,050,739
Sr. Sec’d. Notes, Cash coupon 7.125% or PIK 7.875%(a)	7.125	09/15/23		3,046	3,137,380

Horizon Parent Holdings Sarl (Luxembourg), Sr. Sec’d. Notes, 144A, Cash coupon 8.250% or PIK 9.000%	8.250	02/15/22	EUR	9,975	11,343,780

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Packaging & Containers (cont’d.)

Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A(a)	6.375%	08/15/25	1,200	$ 1,309,875
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec’d. Notes	5.750	10/15/20	2,806	2,815,751
WestRock RKT LLC, Gtd. Notes	4.900	03/01/22	1,700	1,787,455
				109,444,980
Pharmaceuticals 1.8%
AbbVie, Inc.,
Sr. Unsec’d. Notes(a)	2.900	11/06/22	14,258	14,384,402
Sr. Unsec’d. Notes	3.200	11/06/22	1,112	1,130,587
Sr. Unsec’d. Notes(a)	3.600	05/14/25	14,685	15,146,381
Sr. Unsec’d. Notes	4.450	05/14/46	5,485	5,437,491
Sr. Unsec’d. Notes	4.500	05/14/35	20,745	21,642,218
Sr. Unsec’d. Notes	4.700	05/14/45	14,365	14,591,197
Allergan Funding SCS,
Gtd. Notes	3.000	03/12/20	28,020	28,079,636
Gtd. Notes(a)	3.450	03/15/22	1,300	1,324,302
Gtd. Notes	4.550	03/15/35	54,564	56,364,754

Allergan Sales LLC, Gtd. Notes, 144A	4.875	02/15/21	5,106	5,247,263
AmerisourceBergen Corp., Sr. Unsec’d. Notes	3.250	03/01/25	3,875	3,961,870
Bausch Health Cos., Inc.,
Gtd. Notes, 144A(a)	6.125	04/15/25	13,194	13,573,327
Gtd. Notes, 144A(a)	7.000	01/15/28	2,125	2,202,031
Gtd. Notes, 144A(a)	7.250	05/30/29	2,725	2,832,310
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.630%(a)	2.979(c)	06/25/21	29,120	29,147,373
Gtd. Notes, 144A	3.500	06/25/21	21,850	22,153,898
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A(a)	4.125	06/15/39	11,420	12,459,376
Sr. Unsec’d. Notes, 144A	4.250	10/26/49	39,290	43,268,354
Cardinal Health, Inc.,
Sr. Unsec’d. Notes	2.616	06/15/22	14,120	14,057,432
Sr. Unsec’d. Notes(a)	3.410	06/15/27	5,940	5,801,287
Cigna Corp.,
Gtd. Notes, 144A(a)	4.375	10/15/28	31,455	34,114,984
Gtd. Notes, 144A	4.800	08/15/38	15,935	17,399,949

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)
Cigna Corp., (cont’d.)
Gtd. Notes, 144A(a)	4.900%	12/15/48	23,800	$ 26,107,086
CVS Health Corp.,
Sr. Unsec’d. Notes	2.750	12/01/22	10,067	10,084,051
Sr. Unsec’d. Notes(a)	2.875	06/01/26	11,150	11,037,894
Sr. Unsec’d. Notes(a)	4.780	03/25/38	11,830	12,546,756
Sr. Unsec’d. Notes(a)	5.050	03/25/48	34,180	37,046,646
Sr. Unsec’d. Notes	5.125	07/20/45	2,782	3,016,693
Sr. Unsec’d. Notes	5.300	12/05/43	6,640	7,344,313

Eli Lilly & Co., Sr. Unsec’d. Notes	4.150	03/15/59	12,145	13,343,167
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A	6.000	07/15/23	12,128	7,701,280
Gtd. Notes, 144A(a)	6.000	02/01/25	17,205	10,323,000
Express Scripts Holding Co.,
Gtd. Notes	3.300	02/25/21	7,900	7,986,862
Gtd. Notes(a)	3.400	03/01/27	2,255	2,298,147
Gtd. Notes	4.500	02/25/26	45,085	48,762,426

Mylan NV, Gtd. Notes	5.250	06/15/46	2,354	2,415,283
Mylan, Inc.,
Gtd. Notes	5.200	04/15/48	21,081	21,555,556
Gtd. Notes	5.400	11/29/43	17,306	17,709,673
Gtd. Notes, 144A	3.125	01/15/23	16,635	16,694,845

NVA Holdings, Inc., Gtd. Notes, 144A	6.875	04/01/26	10,089	10,795,230
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes(a)	2.400	09/23/21	16,365	16,327,685
Gtd. Notes(a)	2.875	09/23/23	30,555	30,875,351
Gtd. Notes	3.200	09/23/26	79,780	81,081,891
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes, 144A	3.800	11/26/20	7,385	7,508,758
Sr. Unsec’d. Notes, 144A	4.000	11/26/21	16,395	16,914,867
Sr. Unsec’d. Notes, 144A	4.400	11/26/23	6,195	6,615,813
				790,413,695
Pipelines 1.2%
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., Gtd. Notes, 144A	4.150	08/15/26	24,840	25,752,281

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
DCP Midstream Operating LP, Gtd. Notes, 144A	5.350%	03/15/20	1,916	$ 1,944,932
Energy Transfer Operating LP,
Gtd. Notes	4.650	06/01/21	510	527,720
Gtd. Notes(a)	5.150	03/15/45	3,815	3,908,164
Gtd. Notes	5.300	04/15/47	4,095	4,291,556
Gtd. Notes(a)	6.000	06/15/48	481	552,958
Gtd. Notes(a)	6.250	04/15/49	20,060	23,853,403

EnLink Midstream Partners LP, Sr. Unsec’d. Notes	5.600	04/01/44	1,325	1,146,125
Enterprise Products Operating LLC,
Gtd. Notes(a)	4.200	01/31/50	5,910	6,024,461
Gtd. Notes	4.900	05/15/46	28,346	31,872,974
Gtd. Notes	5.100	02/15/45	8,500	9,750,406
Gtd. Notes, Series D	4.875(ff)	08/16/77	19,000	18,229,740

EQM Midstream Partners LP, Sr. Unsec’d. Notes	4.750	07/15/23	6,290	6,436,886
Fermaca Enterprises S de RL de CV (Mexico), Sr. Sec’d. Notes, 144A	6.375	03/30/38	4,819	5,012,179
Kinder Morgan Energy Partners LP,
Gtd. Notes	6.500	04/01/20	2,009	2,060,799
Gtd. Notes	6.500	09/01/39	1,260	1,559,454
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes	4.200	12/01/42	1,600	1,561,073
Sr. Unsec’d. Notes	4.200	03/15/45	2,830	2,773,614
Sr. Unsec’d. Notes	4.200	10/03/47	6,504	6,663,538
Sr. Unsec’d. Notes(a)	4.250	02/01/21	5,500	5,634,684
Sr. Unsec’d. Notes	4.250	09/15/46	5,540	5,738,879
Sr. Unsec’d. Notes	5.150	10/15/43	14,820	17,116,333
Midwest Connector Capital Co. LLC,
Gtd. Notes, 144A	3.625	04/01/22	13,955	14,245,772
Gtd. Notes, 144A	3.900	04/01/24	20,820	21,647,958
Gtd. Notes, 144A	4.625	04/01/29	5,980	6,381,265
MPLX LP,
Sr. Unsec’d. Notes	4.000	03/15/28	6,590	6,825,358
Sr. Unsec’d. Notes	4.500	04/15/38	26,340	26,668,102
Sr. Unsec’d. Notes	5.200	03/01/47	2,081	2,231,004

ONEOK Partners LP, Gtd. Notes	6.850	10/15/37	1,000	1,260,835
ONEOK, Inc.,
Gtd. Notes(a)	4.950	07/13/47	52,825	55,952,050
Gtd. Notes	5.200	07/15/48	5,000	5,484,249

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
ONEOK, Inc., (cont’d.)
Gtd. Notes	6.000%	06/15/35	4,200	$ 4,795,862
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes	4.650	10/15/25	5,470	5,831,026
Sr. Unsec’d. Notes	4.700	06/15/44	1,090	1,058,177
Sr. Unsec’d. Notes	5.150	06/01/42	700	707,614

Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A(a)	6.875	04/15/40	8,000	8,874,400
Spectra Energy Partners LP,
Gtd. Notes	3.375	10/15/26	5,760	5,908,346
Gtd. Notes	4.500	03/15/45	1,061	1,115,461
Sunoco Logistics Partners Operations LP,
Gtd. Notes	5.300	04/01/44	4,150	4,279,925
Gtd. Notes	5.400	10/01/47	8,625	9,201,304

Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes, 144A(a)	5.500	01/15/28	3,349	3,322,878
Texas Eastern Transmission LP, Sr. Unsec’d. Notes, 144A	4.150	01/15/48	835	848,574
Transcontinental Gas Pipe Line Co. LLC, Sr. Unsec’d. Notes(a)	4.600	03/15/48	18,925	20,110,387
Valero Energy Partners LP, Gtd. Notes	4.500	03/15/28	7,970	8,591,179
Western Midstream Operating LP,
Sr. Unsec’d. Notes	3.950	06/01/25	8,315	8,250,762
Sr. Unsec’d. Notes(a)	4.000	07/01/22	700	712,458
Sr. Unsec’d. Notes(a)	4.750	08/15/28	3,250	3,260,766
Sr. Unsec’d. Notes	5.450	04/01/44	875	803,255
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	3.750	06/15/27	48,136	49,565,921
Sr. Unsec’d. Notes	3.900	01/15/25	18,456	19,265,969
Sr. Unsec’d. Notes	4.000	09/15/25	8,660	9,113,193
Sr. Unsec’d. Notes	4.300	03/04/24	9,550	10,118,703
Sr. Unsec’d. Notes(a)	4.850	03/01/48	12,050	12,827,465
Sr. Unsec’d. Notes	4.900	01/15/45	5,902	6,297,082
Sr. Unsec’d. Notes	5.100	09/15/45	12,970	14,130,001
				532,099,460

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate 0.1%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A	3.125%	03/20/22	8,720	$ 8,877,870
Sr. Unsec’d. Notes, 144A	3.875	03/20/27	14,600	15,419,304
				24,297,174
Real Estate Investment Trusts (REITs) 0.4%
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	3.650	06/15/24	14,830	15,191,553
Sr. Unsec’d. Notes	4.125	05/15/29	13,335	14,042,077

Crown Castle International Corp., Sr. Unsec’d. Notes	4.875	04/15/22	9,955	10,543,278
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes(a)	5.375	11/01/23	8,650	9,325,478
HCP, Inc.,
Sr. Unsec’d. Notes(a)	3.400	02/01/25	8,835	9,076,564
Sr. Unsec’d. Notes	3.500	07/15/29	1,490	1,510,096

Highwoods Realty LP, Sr. Unsec’d. Notes	3.875	03/01/27	5,885	6,057,350
Kimco Realty Corp., Sr. Unsec’d. Notes	3.400	11/01/22	9,340	9,555,316
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	5.000	10/15/27	2,800	2,898,000
Gtd. Notes	5.500	05/01/24	5,025	5,163,188

Realty Income Corp., Sr. Unsec’d. Notes	3.000	01/15/27	13,790	13,968,985
Simon Property Group LP, Sr. Unsec’d. Notes(a)	3.375	03/15/22	350	359,137
Ventas Realty LP,
Gtd. Notes	3.100	01/15/23	12,040	12,238,810
Gtd. Notes(a)	3.500	02/01/25	5,000	5,183,943
Gtd. Notes	3.850	04/01/27	31,660	33,112,201
Gtd. Notes	4.400	01/15/29	5,000	5,465,352

WEA Finance LLC/Westfield UK & Europe Finance PLC (France), Gtd. Notes, 144A	3.250	10/05/20	13,220	13,321,420
Welltower, Inc.,
Sr. Unsec’d. Notes	4.000	06/01/25	10,745	11,354,691

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Welltower, Inc., (cont’d.)
Sr. Unsec’d. Notes	4.125%	03/15/29		1,050	$ 1,122,633
Sr. Unsec’d. Notes	4.250	04/01/26		16,080	17,233,434
					196,723,506
Retail 0.4%
AutoZone, Inc., Sr. Unsec’d. Notes	3.250	04/15/25		18,000	18,419,484
Dollar Tree, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.700%	3.003(c)	04/17/20		26,605	26,607,661
eG Global Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	4.375	02/07/25	EUR	12,500	13,802,906
Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsec’d. Notes	6.500	05/01/21		2,725	2,398,000
Home Depot, Inc. (The), Sr. Unsec’d. Notes(a)	3.000	04/01/26		1,385	1,431,425
L Brands, Inc.,
Gtd. Notes(a)	5.625	10/15/23		18,638	19,336,925
Gtd. Notes	6.750	07/01/36		10,500	9,213,750
Gtd. Notes(a)	6.875	11/01/35		4,450	3,960,500

Macy’s Retail Holdings, Inc., Gtd. Notes	3.875	01/15/22		475	481,613
McDonald’s Corp., Sr. Unsec’d. Notes, MTN(a)	6.300	10/15/37		860	1,138,083
O’Reilly Automotive, Inc., Sr. Unsec’d. Notes	3.900	06/01/29		7,545	8,027,343
PetSmart, Inc., Sr. Sec’d. Notes, 144A	5.875	06/01/25		16,012	15,829,463
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(a)	5.625	12/01/25		34,149	33,892,882
Walmart, Inc., Sr. Unsec’d. Notes(a)	3.250	07/08/29		24,225	25,741,665
					180,281,700
Savings & Loans 0.0%
People’s United Financial, Inc., Sr. Unsec’d. Notes	3.650	12/06/22		3,225	3,303,009
Semiconductors 0.4%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes(a)	3.000	01/15/22		7,950	7,981,012

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Semiconductors (cont’d.)
Broadcom Corp./Broadcom Cayman Finance Ltd., (cont’d.)
Gtd. Notes(a)	3.625%	01/15/24		15,740	$ 15,904,183
Broadcom, Inc.,
Gtd. Notes, 144A(a)	3.125	04/15/21		60,550	60,884,795
Gtd. Notes, 144A	3.125	10/15/22		40,385	40,523,738

Microchip Technology, Inc., Sr. Sec’d. Notes	3.922	06/01/21		12,015	12,222,095
NVIDIA Corp., Sr. Unsec’d. Notes	2.200	09/16/21		7,940	7,916,861
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A	3.875	09/01/22		6,600	6,792,777
Gtd. Notes, 144A	4.625	06/01/23		16,600	17,522,028

QUALCOMM, Inc., Sr. Unsec’d. Notes	2.900	05/20/24		9,450	9,597,333
					179,344,822
Software 0.7%
CA, Inc., Sr. Unsec’d. Notes	3.600	08/15/22		28,170	28,491,341
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	0.750	05/21/23	EUR	8,200	9,347,561
Fiserv, Inc., Sr. Unsec’d. Notes	2.700	06/01/20		5,765	5,773,472
Infor US, Inc., Gtd. Notes	5.750	05/15/22	EUR	30,069	33,608,595
InterXion Holding NV (Netherlands),
Gtd. Notes	4.750	06/15/25	EUR	13,465	16,213,288
Gtd. Notes, 144A	4.750	06/15/25	EUR	53,755	64,726,720

IQVIA, Inc., Sr. Unsec’d. Notes, 144A	2.250	01/15/28	EUR	25,700	28,449,900
Microsoft Corp.,
Sr. Unsec’d. Notes	3.700	08/08/46		19,705	21,359,023
Sr. Unsec’d. Notes	3.950	08/08/56		5,965	6,608,331
Sr. Unsec’d. Notes	4.450	11/03/45		1,685	2,036,117
Sr. Unsec’d. Notes	4.500	02/06/57		7,050	8,595,733
Oracle Corp.,
Sr. Unsec’d. Notes(a)	2.400	09/15/23		31,410	31,530,420
Sr. Unsec’d. Notes(a)	2.950	05/15/25		52,640	54,005,565
Sr. Unsec’d. Notes	3.800	11/15/37		18,205	19,452,086
Sr. Unsec’d. Notes(a)	4.300	07/08/34		3,265	3,710,778
					333,908,930

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications 2.0%
AT&T, Inc.,
Sr. Unsec’d. Notes	2.950%	07/15/26	16,910	$ 16,963,714
Sr. Unsec’d. Notes	3.400	05/15/25	20,040	20,613,803
Sr. Unsec’d. Notes	3.550	06/01/24	3,680	3,821,918
Sr. Unsec’d. Notes	3.600	07/15/25	2,300	2,392,356
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.180%	3.616(c)	06/12/24	14,165	14,426,628
Sr. Unsec’d. Notes	3.800	02/15/27	5,960	6,216,014
Sr. Unsec’d. Notes	3.950	01/15/25	11,900	12,565,475
Sr. Unsec’d. Notes	4.050	12/15/23	13,350	14,156,127
Sr. Unsec’d. Notes(a)	4.300	02/15/30	12,200	13,104,344
Sr. Unsec’d. Notes(a)	4.350	06/15/45	10,550	10,611,322
Sr. Unsec’d. Notes(a)	4.500	05/15/35	17,295	18,422,011
Sr. Unsec’d. Notes(a)	4.550	03/09/49	2,414	2,485,533
Sr. Unsec’d. Notes(a)	4.850	03/01/39	124,975	136,466,965
Sr. Unsec’d. Notes	4.900	08/15/37	4,266	4,656,561
Sr. Unsec’d. Notes	5.150	03/15/42	2,700	3,001,405
Sr. Unsec’d. Notes(a)	5.150	02/15/50	16,917	18,839,750
Sr. Unsec’d. Notes(a)	5.250	03/01/37	12,650	14,356,193
Sr. Unsec’d. Notes(a)	5.350	09/01/40	370	417,576
Sr. Unsec’d. Notes	5.450	03/01/47	3,040	3,513,484

BellSouth LLC, Gtd. Notes, 144A	4.266	04/26/21	188,000	190,177,040
Bharti Airtel International Netherlands BV (India),
Gtd. Notes	5.350	05/20/24	1,400	1,490,444
Gtd. Notes, 144A(a)	5.350	05/20/24	1,200	1,277,523
CenturyLink, Inc.,
Sr. Unsec’d. Notes, Series S	6.450	06/15/21	9,665	10,136,652
Sr. Unsec’d. Notes, Series V	5.625	04/01/20	19,189	19,440,712

CommScope Technologies LLC, Gtd. Notes, 144A(a)	5.000	03/15/27	1,250	1,054,300
CommScope, Inc., Gtd. Notes, 144A	5.000	06/15/21	1,575	1,575,000
Digicel Group One Ltd. (Jamaica),
Sr. Sec’d. Notes(a)	8.250	12/30/22	926	565,439
Sr. Sec’d. Notes, 144A(a)	8.250	12/30/22	1,003	612,457
Digicel Group Two Ltd. (Jamaica),
Sr. Unsec’d. Notes(a)	8.250	09/30/22	874	174,800
Sr. Unsec’d. Notes, 144A(a)	8.250	09/30/22	947	189,400
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A(a)	6.750	03/01/23	10,040	4,806,750
Sr. Unsec’d. Notes, 144A(a)	6.000	04/15/21	4,000	2,750,000

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)

Level 3 Financing, Inc., Gtd. Notes	6.125%	01/15/21		23,291	$ 23,291,000
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes	4.600	02/23/28		10,000	10,521,069
Sr. Unsec’d. Notes(a)	4.600	05/23/29		26,200	27,818,804
Sprint Capital Corp.,
Gtd. Notes	6.875	11/15/28		375	412,500
Gtd. Notes	8.750	03/15/32		24,600	30,534,750

Sprint Communications, Inc., Gtd. Notes, 144A	7.000	03/01/20		11,450	11,693,312
Sprint Corp.,
Gtd. Notes	7.625	02/15/25		20,250	22,427,482
Gtd. Notes(a)	7.875	09/15/23		28,400	31,666,000
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	4.125	08/15/46		4,960	5,233,178
Sr. Unsec’d. Notes(a)	4.500	08/10/33		30,750	34,817,472
Sr. Unsec’d. Notes(a)	4.522	09/15/48		7,705	8,571,292
Sr. Unsec’d. Notes	4.750	11/01/41		5,605	6,434,502
Sr. Unsec’d. Notes	4.862	08/21/46		9,085	10,589,812
Sr. Unsec’d. Notes	5.012	04/15/49		18,744	22,192,616
Sr. Unsec’d. Notes, 144A	4.016	12/03/29		18,405	19,964,297
Wind Tre SpA (Italy),
Sr. Sec’d. Notes	3.125	01/20/25	EUR	5,000	5,584,815
Sr. Sec’d. Notes, 144A	2.625	01/20/23	EUR	4,825	5,400,916
Sr. Sec’d. Notes, 144A	3.125	01/20/25	EUR	34,875	38,954,085
Sr. Sec’d. Notes, 144A	5.000	01/20/26		35,867	35,517,297
					902,906,895
Textiles 0.0%
Mohawk Industries, Inc., Sr. Unsec’d. Notes(a)	3.850	02/01/23		673	697,508
Transportation 0.5%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes	4.375	09/01/42		2,850	3,203,228
Sr. Unsec’d. Notes	4.700	09/01/45		3,400	4,034,883

CP-Comboios de Portugal EPE (Portugal), Sr. Unsec’d. Notes	5.700	03/05/30	EUR	48,150	76,288,239
CSX Corp., Sr. Unsec’d. Notes	2.600	11/01/26		37,200	37,147,313

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Transportation (cont’d.)

Deutsche Bahn Finance GmbH (Germany), Gtd. Notes, EMTN	1.375%	07/07/25	GBP	4,403	$ 5,439,132
FedEx Corp.,
Gtd. Notes(a)	4.050	02/15/48		385	373,062
Gtd. Notes	4.550	04/01/46		6,605	6,862,035

Lima Metro Line 2 Finance Ltd. (Peru), Sr. Sec’d. Notes	5.875	07/05/34		9,975	10,798,037
Norfolk Southern Railway Co., Sr. Unsec’d. Notes	9.750	06/15/20		3,700	3,933,037
Ryder System, Inc., Sr. Unsec’d. Notes, MTN	2.650	03/02/20		7,225	7,230,571
SNCF Mobilites (France), Sr. Unsec’d. Notes, EMTN	5.375	03/18/27	GBP	37,291	58,854,287
XPO Logistics, Inc., Gtd. Notes, 144A(a)	6.750	08/15/24		4,444	4,737,082
					218,900,906
Trucking & Leasing 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	3.300	04/01/21		21,250	21,463,819
Water 0.0%
American Water Capital Corp., Sr. Unsec’d. Notes	3.750	09/01/47		4,980	5,093,738

Total Corporate Bonds (cost $15,739,115,664)					16,252,556,333
Municipal Bonds 0.8%
California 0.2%
Bay Area Toll Authority,
Revenue Bonds, BABs	6.263	04/01/49		12,630	19,104,517
Taxable, Revenue Bonds, BABs, Series S3	6.907	10/01/50		525	852,033

City of Los Angeles Department of Airports, Revenue Bonds, BABs	6.582	05/15/39		5,045	6,773,316
Los Angeles County Public Works Financing Authority, Revenue Bonds, BABs, Series Z	7.618	08/01/40		4,300	6,719,395
Los Angeles Department of Water, Revenue Bonds, BABs	6.008	07/01/39		6,200	8,069,424

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
California (cont’d.)

Los Angeles Department of Water & Power Power System Revenue, Revenue Bonds, BABs	5.716%	07/01/39	8,475	$ 11,257,003
State of California,
General Obligation Unlimited, BABs	7.300	10/01/39	835	1,270,110
General Obligation Unlimited, BABs(a)	7.625	03/01/40	275	438,851
General Obligation Unlimited, Taxable, BABs	7.550	04/01/39	1,600	2,565,968
University of California,
Revenue Bonds, BABs	5.770	05/15/43	500	659,480
Taxable, Revenue Bonds, Series AP	3.931	05/15/45	2,050	2,183,558
Taxable, Revenue Bonds, Series AQ	4.767	05/15/2115	4,900	5,813,507
Taxable, Revenue Bonds, Series J	4.131	05/15/45	2,250	2,441,115
				68,148,277
Colorado 0.0%
Colorado Bridge Enterprise, Taxable, Revenue Bonds, BABs, Series SR	6.078	12/01/40	1,000	1,366,800
Regional Transportation District, Revenue Bonds, BABs, Series B	5.844	11/01/50	3,320	4,738,038
				6,104,838
Illinois 0.3%
Chicago O’Hare International Airport,
Revenue Bonds, BABs, Series B	6.395	01/01/40	3,170	4,494,426
Taxable, Revenue Bonds, Series C	4.472	01/01/49	5,445	6,422,704
Taxable, Revenue Bonds, Series C	4.572	01/01/54	5,445	6,480,367

Illinois State Toll Highway Authority, Revenue Bonds, BABs, Series A	6.184	01/01/34	5,000	6,698,700
State of Illinois, General Obligation Unlimited, Series D	5.000	11/01/22	79,600	85,902,728
				109,998,925
Kentucky 0.0%
Kentucky State Property & Building Commission,
Revenue Bonds, BABs, Series C	4.303	11/01/19	800	803,400
Revenue Bonds, BABs, Series C	5.373	11/01/25	1,900	2,138,526
				2,941,926
New Jersey 0.1%
New Jersey Turnpike Authority,
Revenue Bonds, BABs, Series A(a)	7.102	01/01/41	15,953	24,437,763

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
New Jersey (cont’d.)
New Jersey Turnpike Authority, (cont’d.)
Taxable, Revenue Bonds, BABs, Series F(a)	7.414%	01/01/40	12,865	$20,252,726

Rutgers State University, Revenue Bonds, BABs	5.665	05/01/40	1,350	1,752,475
				46,442,964
New York 0.1%
Metropolitan Transportation Authority, Taxable, Revenue Bonds, BABs	6.687	11/15/40	700	983,507
New York City Transitional Finance Authority Future Tax Secured Revenue,
Revenue Bonds, BABs	4.725	11/01/23	1,400	1,538,530
Revenue Bonds, BABs	4.905	11/01/24	1,100	1,237,918

New York City Water & Sewer System, Taxable, Revenue Bonds, BABs(a)	5.882	06/15/44	2,810	4,001,918
New York State Urban Development Corp., Taxable, Revenue Bonds, BABs, Series ST	5.770	03/15/39	18,800	22,960,252
Port Authority of New York & New Jersey,
Consolidated, 174th, Revenue Bonds	4.458	10/01/62	2,600	3,142,334
Consolidated, Taxable, Revenue Bonds	4.031	09/01/48	4,000	4,491,400
Consolidated, Taxable, Revenue Bonds, Series 192	4.810	10/15/65	8,650	10,861,113
				49,216,972
Ohio 0.0%
Ohio State University (The),
Taxable, Revenue Bonds, Series A	4.800	06/01/2111	7,815	9,605,495
Taxable, Revenue Bonds, BABs, Series C	4.910	06/01/40	295	366,791
				9,972,286
Oklahoma 0.0%
Oklahoma Development Finance Authority, Taxable, Revenue Bonds, Series C	5.450	08/15/28	5,000	5,647,600
Oregon 0.0%
State of Oregon Department of Transportation, Taxable, Revenue Bonds, BABs, Series A	5.834	11/15/34	675	889,576

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Pennsylvania 0.0%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs	6.105%	12/01/39	400	$ 543,660
Revenue Bonds, BABs, Series B	5.511	12/01/45	5,370	7,080,452
				7,624,112
Puerto Rico 0.1%
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.,
Revenue Bonds, Restructured, Series A-1	4.750	07/01/53	2,250	2,200,050
Revenue Bonds, Restructured, Series A-1	5.000	07/01/58	27,600	27,598,620
				29,798,670
Texas 0.0%
City of San Antonio TX Electric & Gas Systems Revenue,
Revenue Bonds	4.427	02/01/42	6,480	7,391,606
Revenue Bonds, BABs	5.985	02/01/39	1,000	1,354,830
				8,746,436
Virginia 0.0%
University of Virginia, Taxable, Revenue Bonds, Series C	4.179	09/01/2117	9,850	11,166,945

Total Municipal Bonds (cost $327,739,670)				356,699,527
Residential Mortgage-Backed Securities 3.9%
Alternative Loan Trust, Series 2004-18CB, Class 3A1	5.250	09/25/19	8	7,645
American Home Mortgage Investment Trust, Series 2004-04, Class 4A, 6 Month LIBOR + 2.000%	4.213(c)	02/25/45	41	42,113
APS Resecuritization Trust, Series 2016-01, Class 1A, 144A, 1 Month LIBOR + 0.150%	2.590(c)	07/27/57	6,892	6,819,825
Banc of America Funding Corp.,
Series 2015-R03, Class 1A1, 144A, 1 Month LIBOR + 0.190%	2.456(c)	03/27/36	12,418	12,121,139
Series 2015-R03, Class 2A1, 144A, 1 Month LIBOR + 0.130%	2.396(c)	02/27/37	16,596	16,204,452
Series 2015-R03, Class 6A1, 144A, 1 Month LIBOR + 0.170%	2.436(c)	05/27/36	11,742	11,639,424

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Banc of America Funding Trust,
Series 2005-D, Class A1	4.812%(cc)	05/25/35	55	$ 56,420
Series 2006-I, Class 4A1	4.460(cc)	10/20/46	41	32,633
Series 2014-R02, Class 2A1, 144A, 1 Month LIBOR + 0.210%	2.472(c)	05/26/37	1,200	1,193,729
Series 2014-R05, Class 1A1, 144A, 6 Month LIBOR + 1.500%	3.720(c)	09/26/45	2,418	2,486,798
Series 2015-R02, Class 5A1, 144A, 1 Month LIBOR + 0.165%	2.431(c)	09/29/36	12,100	11,855,856
Series 2015-R04, Class 4A1, 144A	3.500(cc)	01/27/30	3,897	3,889,095
Series 2015-R09, Class 2A1, 144A, 1 Month LIBOR + 0.205%	2.471(c)	02/26/37	8,015	7,883,173
Banc of America Mortgage Trust,
Series 2004-02, Class 5A1	6.500	10/25/31	2	2,276
Series 2004-E, Class 2A6	4.802(cc)	06/25/34	324	326,786
Bear Stearns ALT-A Trust,
Series 2005-04, Class 23A1	4.617(cc)	05/25/35	134	135,334
Series 2005-04, Class 23A2	4.617(cc)	05/25/35	45	45,298
Bear Stearns ARM Trust,
Series 2002-11, Class 1A1	4.711(cc)	02/25/33	3	3,541
Series 2005-04, Class 3A1	4.278(cc)	08/25/35	222	209,668
Series 2007-03, Class 1A1	4.384(cc)	05/25/47	285	268,274
Bellemeade Re Ltd. (Bermuda),
Series 2017-01, Class M1, 144A, 1 Month LIBOR + 1.700%	3.966(c)	10/25/27	9,546	9,590,833
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600%	3.866(c)	04/25/28	40,560	40,664,401
Series 2018-02A, Class M1A, 144A, 1 Month LIBOR + 0.950%	3.354(c)	08/25/28	18,135	18,149,421
Series 2018-02A, Class M1B, 144A, 1 Month LIBOR + 1.350%	3.754(c)	08/25/28	11,850	11,849,981
Series 2018-02A, Class M1C, 144A, 1 Month LIBOR + 1.600%	4.004(c)	08/25/28	19,650	19,627,259
Series 2018-03A, Class M1A, 144A, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	3.604(c)	10/25/27	26,150	26,149,963
Series 2018-03A, Class M1B, 144A, 1 Month LIBOR + 1.850%	4.254(c)	10/25/27	33,090	33,137,302
Series 2019-02A, Class M1B, 144A, 1 Month LIBOR + 1.450%	3.854(c)	04/25/29	27,690	27,740,268
Central Park Funding Trust,
Series 2018-01, Class A, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)	3.902(c)	11/01/23	172,071	172,071,000
Series 2019-01, Class A1, 144A, 1 Month LIBOR + 1.400%	3.637(c)	04/25/24	112,226	112,381,679

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Central Park Funding Trust, (cont’d.)
Series 2019-02, Class PT, 144A, 1 Month LIBOR + 1.500%	3.930%(c)	04/25/23	112,010	$ 112,010,202
CHL Mortgage Pass-Through Trust,
Series 2003-53, Class A1	4.667(cc)	02/19/34	10,668	10,966,664
Series 2005-29, Class A1	5.750	12/25/35	645	555,029
Series 2005-HYB09, Class 3A2A, 12 Month LIBOR + 1.750%	4.592(c)	02/20/36	26	22,873
CIM Trust,
Series 2017-02, Class A1, 144A, 1 Month LIBOR + 2.000%	4.402(c)	12/25/57	95,916	96,331,527
Series 2017-03, Class A1, 144A, 1 Month LIBOR + 2.000%	4.402(c)	01/25/57	76,161	77,475,460
Series 2017-06, Class A1, 144A	3.015(cc)	06/25/57	32,691	32,523,647
Series 2017-08, Class A1, 144A	3.000(cc)	12/25/65	60,094	59,848,274

Citigroup Mortgage Loan Trust, Series 2011-12, Class 3A2, 144A	4.011(cc)	09/25/47	6,835	6,531,873
Credit Suisse Mortgage Trust, Series 2018-11R, Class 1A1, 144A, 1 Month LIBOR + 1.400%	3.634(c)	08/25/37	47,955	47,959,305
Eagle Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700%	3.966(c)	11/25/28	53,500	53,439,005
Series 2019-01, Class M1A, 144A, 1 Month LIBOR + 1.250%	3.652(c)	04/25/29	15,300	15,295,574
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800%	4.202(c)	04/25/29	12,000	11,972,047

Fannie Mae Connecticut Avenue Securities, Series 2016-C04, Class 1M1, 1 Month LIBOR + 1.450%	3.716(c)	01/25/29	3,070	3,076,971
Fannie Mae REMICS,
Series 2000-32, Class FM, 1 Month LIBOR + 0.450%	2.750(c)	10/18/30	1	778
Series 2001-29, Class Z	6.500	07/25/31	31	34,520
Series 2012-132, Class KI, IO	3.000	12/25/32	10,886	1,228,272
Series 2013-57, Class MI	3.000	06/25/28	4,277	331,187
Series 2014-05, Class AI	4.500	04/25/43	5,489	1,000,044
Series 2015-51, Class CI	4.000	07/25/45	9,452	1,667,794
Series 2016-74, Class GM	2.500	09/25/43	28,446	28,400,683
Series 2017-83, Class IO	4.000	10/25/47	8,456	1,376,250
Series 2018-58, Class BI	4.000	08/25/48	7,782	1,038,558
FHLMC Structured Pass-Through Securities,
Series T-61, Class 1A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT+ 1.400%	3.909(c)	07/25/44	127	129,976

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
FHLMC Structured Pass-Through Securities, (cont’d.)
Series T-63, Class 1A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.200%	3.503%(c)	02/25/45	13	$ 13,422
Freddie Mac REMICS,
Series 1628, Class LZ	6.500	12/15/23	11	11,685
Series 1935, Class JZ	7.000	02/15/27	66	73,186
Series 2241, Class PH	7.500	07/15/30	31	36,104
Series 4372, Class GI	4.500	08/15/44	5,434	1,020,098
Series 4456, Class BI	4.000	05/15/44	2,188	267,760
Series 4735, Class IM	4.000	12/15/47	4,225	731,947
Series 4736, Class IP	4.000	08/15/47	8,167	1,410,951
Series 4751, Class PI	4.000	11/15/47	5,793	972,247
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2014-DN03, Class M3, 1 Month LIBOR + 4.000%	6.266(c)	08/25/24	1,258	1,345,385
Series 2014-DN04, Class M3, 1 Month LIBOR + 4.550%	6.816(c)	10/25/24	3,176	3,408,718
Series 2015-DNA01, Class M2, 1 Month LIBOR + 1.850%	4.116(c)	10/25/27	10,110	10,213,317
Series 2015-DNA01, Class M3, 1 Month LIBOR + 3.300%	5.566(c)	10/25/27	48,903	52,502,083
Series 2016-DNA04, Class M2, 1 Month LIBOR + 1.300%	3.566(c)	03/25/29	27,798	27,836,191
Series 2016-HQA02, Class M2, 1 Month LIBOR + 2.250%	4.516(c)	11/25/28	6,519	6,577,882
Series 2016-HQA03, Class M2, 1 Month LIBOR + 1.350%	3.616(c)	03/25/29	10,270	10,318,104
Series 2016-HQA04, Class M2, 1 Month LIBOR + 1.300%	3.566(c)	04/25/29	28,040	28,167,458
Series 2019-DNA01, Class M2, 144A, 1 Month LIBOR + 2.650%	5.054(c)	01/25/49	1,750	1,782,027
Government National Mortgage Assoc.,
Series 2015-165, Class IB	3.500	11/20/42	10,750	1,337,533
Series 2015-64, Class IA	4.000	05/20/45	24,446	4,086,626
Series 2016-161, Class PI	3.500	06/20/46	51,274	7,245,774
Series 2017-101, Class AB	2.500	07/20/47	43,619	43,568,318
Series 2018-05, Class IB, IO	4.000	01/20/48	27,060	5,051,010
Series 2018-21, Class IH	4.500	02/20/48	11,396	2,056,572
GSMSC Resecuritization Trust,
Series 2015-03R, Class 1A1, 144A, 1 Month LIBOR + 0.140%	2.406(c)	01/26/37	4,294	4,256,455
Series 2015-03R, Class 1A2, 144A, 1 Month LIBOR + 0.140%	2.406(c)	01/26/37	6,300	6,093,440

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
GSMSC Resecuritization Trust, (cont’d.)
Series 2015-03R, Class 2A1, 144A, 1 Month LIBOR + 0.140%	2.406%(c)	10/26/36	9,407	$ 9,253,984
Series 2015-03R, Class 2A2, 144A, 1 Month LIBOR + 0.140%	2.406(c)	10/26/36	5,200	4,838,390
Home Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.600%	3.866(c)	10/25/28	16,020	15,995,118
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650%	3.916(c)	05/25/29	23,390	23,416,599

Impac CMB Trust, Series 2005-01, Class 1A1, 1 Month LIBOR + 0.520%	2.786(c)	04/25/35	1,886	1,866,604
IndyMac ARM Trust, Series 2001-H02, Class A1	3.909(cc)	01/25/32	2	2,145
IndyMac INDX Mortgage Loan Trust, Series 2007-FLX04, Class 2A1, 1 Month LIBOR + 0.180%	2.446(c)	07/25/37	3,911	3,801,690
JPMorgan Alternative Loan Trust, Series 2006-A01, Class 4A1	4.249(cc)	03/25/36	166	149,426
JPMorgan Resecuritization Trust, Series 2015-02, Class 2A1, 144A, 1 Month LIBOR + 2.000%	4.402(c)	08/26/46	958	958,069
LSTAR Securities Investment Trust,
Series 2018-02, Class A1, 144A, 1 Month LIBOR + 1.500%	3.902(c)	04/01/23	29,542	29,476,693
Series 2019-02, Class A1, 144A, 1 Month LIBOR + 1.500%	3.902(c)	04/01/24	26,721	26,710,103

MetLife Securitization Trust, Series 2018-01A, Class A, 144A	3.750(cc)	03/25/57	32,149	33,296,693
New Residential Mortgage Loan Trust,
Series 2018-01A, Class A1A, 144A	4.000(cc)	12/25/57	40,255	41,682,939
Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	3.016(c)	01/25/48	40,951	40,866,505

Oaktown Re II Ltd. (Bermuda), Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550%	3.816(c)	07/25/28	24,189	24,210,611
Oaktown Re III Ltd. (Bermuda), Series 2019-01A, Class M1A, 144A, 1 Month LIBOR + 1.400%	3.666(c)	07/25/29	7,380	7,380,896
Park Avenue Funding Trust, Series 2019-01, Class PT, 144A, 1 Month LIBOR + 1.500%	3.904(c)	11/27/20	62,074	62,074,029

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)

Prime Mortgage Trust, Series 2004-CL01, Class 1A2, 1 Month LIBOR + 0.400%	2.666%(c)	02/25/34	13	$ 12,216
Radnor Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.400%	3.666(c)	03/25/28	29,453	29,523,558
Series 2018-01, Class M2, 144A, 1 Month LIBOR + 2.700%	4.966(c)	03/25/28	18,290	18,334,500
Series 2019-02, Class M1A, 144A, 1 Month LIBOR + 1.200%	3.466(c)	06/25/29	9,700	9,699,986

Regal Trust IV, Series 1999-01, Class A, 144A, Cost of Funds for the 11th District of San Francisco+ 1.500%	2.458(c)	09/29/31	9	8,655
RFMSI Trust, Series 2003-S09, Class A1	6.500	03/25/32	9	9,296
STACR Trust, Series 2018-DNA03, Class M1, 144A, 1 Month LIBOR + 0.750%	3.016(c)	09/25/48	34,694	34,739,520
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3	4.532(cc)	02/25/34	139	140,529
Series 2004-18, Class 3A1	4.337(cc)	12/25/34	10,104	10,152,838

Structured Asset Mortgage Investments Trust, Series 2002-AR03, Class A1, 1 Month LIBOR + 0.660%	2.958(c)	09/19/32	14	13,430
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2002-14A, Class 2A1	4.617(cc)	07/25/32	—(r)	193
Vendee Mortgage Trust,
Series 2011-01, Class DA	3.750	02/15/35	1,895	1,916,181
Series 2011-02, Class DZ	3.750	10/15/41	3,294	3,479,931
WaMu Mortgage Pass-Through Certificates Series Trust,
Series 2004-AR08, Class A1, 1 Month LIBOR + 0.420%	3.280(c)	06/25/44	1,505	1,493,592
Series 2004-AR10, Class A3, 1 Month LIBOR + 0.550%	3.540(c)	07/25/44	2,698	2,765,008
Series 2005-AR05, Class A6	4.371(cc)	05/25/35	1,256	1,285,194

Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2003-AR01, Class 2A	3.940(cc)	02/25/33	1	563
Wells Fargo Mortgage-Backed Securities Trust,
Series 2005-AR04, Class 2A2	5.105(cc)	04/25/35	158	160,221
Series 2006-AR02, Class 2A1	4.998(cc)	03/25/36	66	67,908
Series 2006-AR06, Class 6A1	4.824(cc)	03/25/36	5,102	5,251,097

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
Wells Fargo Mortgage-Backed Securities Trust, (cont’d.)
Series 2006-AR10, Class 1A1	5.041%(cc)	07/25/36		155	$ 157,461

Total Residential Mortgage-Backed Securities (cost $1,761,634,473)					1,775,378,763
Sovereign Bonds 15.1%
Abu Dhabi Government International Bond (United Arab Emirates), Sr. Unsec’d. Notes	2.500	10/11/22		21,000	21,137,130
Albania Government International Bond (Albania), Bonds	2.800(s)	08/31/25		83,274	71,616,916
Argentine Republic Government International Bond (Argentina),
Bonds(a)	3.380(cc)	12/31/38	EUR	17,020	10,831,018
Sr. Unsec’d. Notes	0.670	12/31/38	JPY	2,001,776	5,704,114
Sr. Unsec’d. Notes	3.375	10/12/20	CHF	52,290	47,555,482
Sr. Unsec’d. Notes	3.375	01/15/23	EUR	21,000	18,654,555
Sr. Unsec’d. Notes	3.875	01/15/22	EUR	33,500	31,114,637
Sr. Unsec’d. Notes	4.625	01/11/23		43,675	36,359,438
Sr. Unsec’d. Notes	5.000	01/15/27	EUR	6,650	5,505,409
Sr. Unsec’d. Notes(a)	5.625	01/26/22		72,965	62,822,865
Sr. Unsec’d. Notes	6.875	04/22/21		43,350	38,906,625
Sr. Unsec’d. Notes	7.820	12/31/33	EUR	24,835	23,331,774
Sr. Unsec’d. Notes	7.820	12/31/33	EUR	7,238	6,687,486
Sr. Unsec’d. Notes(a)	8.280	12/31/33		8,545	7,387,517
Sr. Unsec’d. Notes	8.280	12/31/33		722	602,550
Sr. Unsec’d. Notes	8.280	12/31/33		3,751	3,129,980

Autonomous Community of Catalonia (Spain), Sr. Unsec’d. Notes(a)	4.950	02/11/20	EUR	6,280	7,114,733
Brazil Loan Trust 1 (Brazil), Gov’t. Gtd. Notes	5.477	07/24/23		25,161	26,230,374
Brazil Minas SPE via State of Minas Gerais (Brazil), Gov’t. Gtd. Notes	5.333	02/15/28		113,358	120,725,951
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	2.875	04/01/21	EUR	26,550	30,695,451
Chile Government International Bond (Chile), Sr. Unsec’d. Notes	1.750	01/20/26	EUR	30,000	36,582,808
City of Rome Italy (Italy), Sr. Unsec’d. Notes, EMTN	5.345	01/27/48	EUR	25,800	40,661,441
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes(a)	4.000	02/26/24		6,000	6,294,060
Sr. Unsec’d. Notes	4.375	07/12/21		19,496	20,154,185
Sr. Unsec’d. Notes(a)	5.000	06/15/45		1,400	1,556,100

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Colombia Government International Bond (Colombia), (cont’d.)
Sr. Unsec’d. Notes	7.375%	09/18/37		1,015	$ 1,396,904
Sr. Unsec’d. Notes	8.375	02/15/27		900	1,044,740
Sr. Unsec’d. Notes	11.750	02/25/20		14,550	15,314,021
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes	5.500	04/04/23		33,934	37,336,155
Sr. Unsec’d. Notes	6.000	01/26/24		31,268	35,681,416
Sr. Unsec’d. Notes	6.375	03/24/21		105,530	111,685,565
Sr. Unsec’d. Notes	6.625	07/14/20		52,500	54,439,140
Sr. Unsec’d. Notes	6.750	11/05/19		53,690	54,215,088
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes	7.500	05/06/21		25,287	26,614,470
Sr. Unsec’d. Notes, 144A	5.500	01/27/25		6,000	6,375,060
Sr. Unsec’d. Notes, 144A	6.000	07/19/28		6,400	7,000,064
Sr. Unsec’d. Notes, 144A	7.500	05/06/21		1,667	1,754,183

Ecuador Government International Bond (Ecuador), Sr. Unsec’d. Notes, 144A	10.500	03/24/20		4,906	5,071,627
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, 144A(a)	6.588	02/21/28		10,875	11,179,848
Sr. Unsec’d. Notes, 144A, MTN	4.750	04/11/25	EUR	30,010	34,693,428
Sr. Unsec’d. Notes, 144A, MTN	4.750	04/16/26	EUR	29,625	33,986,247
Sr. Unsec’d. Notes, 144A, MTN	6.375	04/11/31	EUR	35,295	41,404,137

El Salvador Government International Bond (El Salvador), Sr. Unsec’d. Notes, 144A	7.375	12/01/19		11,140	11,251,511
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, 144A	3.375	08/05/26		8,420	8,463,636
Sr. Unsec’d. Notes, 144A	3.875	02/01/28		11,845	12,256,544

Finland Government International Bond (Finland), Sr. Unsec’d. Notes	6.950	02/15/26		34,303	43,290,500
Finnvera OYJ (Finland),
Gov’t. Gtd. Notes, 144A, MTN	2.375	06/04/25		2,400	2,428,373
Gov’t. Gtd. Notes, EMTN	2.375	06/04/25		12,400	12,546,593
Hellenic Republic Government Bond (Greece),
Bonds	0.000(cc)	10/15/42	EUR	2,369,862	10,971,216
Bonds	3.000(cc)	02/24/23	EUR	12,697	15,176,176
Bonds	3.000(cc)	02/24/24	EUR	5,782	7,012,877
Bonds	3.000(cc)	02/24/25	EUR	6,460	7,881,556
Bonds	3.000(cc)	02/24/26	EUR	18,917	23,134,468
Bonds(a)	3.000(cc)	02/24/27	EUR	18,042	22,198,746
Bonds	3.000(cc)	02/24/28	EUR	13,973	17,295,789
Bonds	3.000(cc)	02/24/29	EUR	5,553	6,919,993
Bonds	3.000(cc)	02/24/30	EUR	10,219	12,744,220

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Hellenic Republic Government Bond (Greece), (cont’d.)
Bonds	3.000%(cc)	02/24/31	EUR	7,143	$ 8,920,235
Bonds	3.000(cc)	02/24/32	EUR	7,599	9,448,309
Bonds	3.000(cc)	02/24/33	EUR	15,440	19,147,582
Bonds	3.000(cc)	02/24/34	EUR	5,864	7,273,895
Bonds	3.000(cc)	02/24/35	EUR	5,892	7,316,913
Bonds	3.000(cc)	02/24/36	EUR	11,625	14,415,605
Bonds	3.000(cc)	02/24/37	EUR	8,744	10,868,049
Bonds	3.000(cc)	02/24/38	EUR	7,436	9,257,197
Bonds	3.000(cc)	02/24/39	EUR	5,942	7,381,230
Bonds(a)	3.000(cc)	02/24/40	EUR	3,850	4,791,698
Bonds	3.000(cc)	02/24/41	EUR	6,701	8,349,493
Bonds	3.000(cc)	02/24/42	EUR	4,494	5,575,990
Bonds	3.750	01/30/28	EUR	20,842	26,306,802
Sr. Unsec’d. Notes, 144A	3.375	02/15/25	EUR	7,250	8,867,651
Sr. Unsec’d. Notes, 144A	4.375	08/01/22	EUR	97,000	119,005,139
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes	5.200	07/17/34	EUR	191,000	263,198,945
Sr. Unsec’d. Notes	6.140	04/14/28	EUR	131,700	187,449,928

Hong Kong Government International Bond (Hong Kong), Sr. Unsec’d. Notes, 144A	2.500	05/28/24		22,500	22,923,721
Hong Kong Sukuk 2014 Ltd. (Hong Kong), Sr. Unsec’d. Notes	2.005	09/18/19		5,200	5,198,908
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes	5.375	02/21/23		56,526	61,957,923
Sr. Unsec’d. Notes	5.375	03/25/24		6,790	7,602,084
Sr. Unsec’d. Notes	5.750	11/22/23		36,762	41,412,393
Sr. Unsec’d. Notes	6.250	01/29/20		49,369	50,258,629
Sr. Unsec’d. Notes	6.375	03/29/21		297,774	316,188,344
Sr. Unsec’d. Notes(a)	7.625	03/29/41		272	430,830

Iceland Government International Bond (Iceland), Sr. Unsec’d. Notes, EMTN	0.500	12/20/22	EUR	59,841	67,767,599
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	1.450	09/18/26	EUR	13,515	15,653,056
Sr. Unsec’d. Notes	1.750	04/24/25	EUR	290	338,269
Sr. Unsec’d. Notes	3.375	07/30/25	EUR	24,614	31,353,490
Sr. Unsec’d. Notes(a)	5.350	02/11/49		8,455	10,221,879
Sr. Unsec’d. Notes	7.750	01/17/38		3,000	4,377,975
Sr. Unsec’d. Notes, 144A	7.750	01/17/38		2,500	3,648,313
Sr. Unsec’d. Notes, EMTN	2.150	07/18/24	EUR	1,750	2,077,460
Sr. Unsec’d. Notes, EMTN	2.625	06/14/23	EUR	34,000	41,005,095

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Indonesia Government International Bond (Indonesia), (cont’d.)
Sr. Unsec’d. Notes, EMTN	2.875%	07/08/21	EUR	87,100	$ 101,768,872
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	29,251	39,787,978
Iraq International Bond (Iraq),
Sr. Unsec’d. Notes	6.752	03/09/23		9,216	9,539,666
Sr. Unsec’d. Notes, 144A	5.800	01/15/28		2,750	2,729,375
Sr. Unsec’d. Notes, 144A	6.752	03/09/23		16,583	17,165,395
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes	2.875	03/16/26		2,000	2,065,620
Sr. Unsec’d. Notes(a)	3.150	06/30/23		10,000	10,350,800
Sr. Unsec’d. Notes	4.000	06/30/22		11,700	12,258,909
Sr. Unsec’d. Notes, EMTN	2.875	01/29/24	EUR	55,250	68,940,179

Ivory Coast Government International Bond (Ivory Coast), Sr. Unsec’d. Notes, 144A	5.125	06/15/25	EUR	7,375	8,680,098
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes	1.500	07/21/21		28,910	28,584,717
Gov’t. Gtd. Notes	1.875	04/20/21		4,165	4,146,907
Gov’t. Gtd. Notes	2.000	11/04/21		3,200	3,190,632
Gov’t. Gtd. Notes	2.125	07/21/20		6,200	6,191,322
Gov’t. Gtd. Notes	2.125	02/10/25		15,000	14,921,305
Gov’t. Gtd. Notes	2.250	02/24/20		9,200	9,194,054
Gov’t. Gtd. Notes	2.375	11/16/22		850	856,152
Gov’t. Gtd. Notes	2.500	06/01/22		31,500	31,816,835
Gov’t. Gtd. Notes	2.500	05/23/24		7,800	7,921,896
Gov’t. Gtd. Notes	3.375	07/31/23		2,800	2,931,643
Gov’t. Gtd. Notes(a)	3.375	10/31/23		5,600	5,878,414
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A	3.375	09/27/23		12,000	12,457,363
Sr. Unsec’d. Notes, 144A, MTN	2.000	09/08/20		5,800	5,780,204
Sr. Unsec’d. Notes, 144A, MTN	2.125	04/13/21		10,200	10,179,651
Sr. Unsec’d. Notes, 144A, MTN	2.125	10/25/23		21,000	20,921,296
Sr. Unsec’d. Notes, 144A, MTN	2.375	02/13/25		44,000	43,973,517
Sr. Unsec’d. Notes, 144A, MTN	2.625	04/20/22		8,600	8,689,719
Sr. Unsec’d. Notes, 144A, MTN	3.000	03/12/24		4,000	4,135,440
Sr. Unsec’d. Notes, EMTN	2.125	02/12/21		4,200	4,193,701
Sr. Unsec’d. Notes, EMTN	2.125	04/13/21		6,276	6,263,479
Sr. Unsec’d. Notes, EMTN	2.125	10/25/23		14,400	14,346,032

Japan International Cooperation Agency (Japan), Gov’t. Gtd. Notes	1.875	11/13/19		13,300	13,281,731
Kingdom of Belgium Government International Bond (Belgium),
Notes, 144A	8.875	12/01/24		6,830	8,920,102

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Kingdom of Belgium Government International Bond (Belgium), (cont’d.)
Sr. Unsec’d. Notes, MTN	1.625%	01/15/20		5,000	$ 4,985,500
Unsec’d. Notes, EMTN	5.700	05/28/32	GBP	3,400	6,225,771

Korea International Bond (South Korea), Sr. Unsec’d. Notes	2.125	06/10/24	EUR	25,900	31,537,971
Kuwait International Government Bond (Kuwait), Sr. Unsec’d. Notes	2.750	03/20/22		102,000	103,021,224
Latvia Government International Bond (Latvia),
Sr. Unsec’d. Notes	2.750	01/12/20		9,100	9,099,964
Sr. Unsec’d. Notes	5.250	06/16/21		28,119	29,555,656
Sr. Unsec’d. Notes, EMTN	2.625	01/21/21	EUR	600	692,136
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes	6.125	03/09/21		124,168	131,383,651
Sr. Unsec’d. Notes	6.625	02/01/22		180,634	199,383,809
Sr. Unsec’d. Notes	7.375	02/11/20		73,715	75,550,061

Magyar Export-Import Bank Zrt (Hungary), Gov’t. Gtd. Notes	4.000	01/30/20		16,910	17,008,416
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, GMTN	5.500	02/17/20	EUR	58,993	67,214,777
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes	3.750	03/16/25		3,700	3,885,037
Sr. Unsec’d. Notes	5.200	01/30/20		2,000	2,019,380
Sr. Unsec’d. Notes	9.375	01/16/23		10,800	13,446,108

Parpublica-Participacoes Publicas SGPS SA (Portugal), Sr. Unsec’d. Notes, EMTN	3.750	07/05/21	EUR	2,000	2,349,904
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	3.750	03/01/30	EUR	31,700	45,341,542
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	9.500	02/02/30		3,500	5,623,046
Portugal Government International Bond (Portugal), Sr. Unsec’d. Notes, EMTN	5.125	10/15/24		622,287	701,591,255
Province of Alberta (Canada),
Sr. Unsec’d. Notes(a)	2.200	07/26/22		6,355	6,381,206
Sr. Unsec’d. Notes	3.300	03/15/28		39,270	42,094,330
Sr. Unsec’d. Notes, EMTN	1.000	11/15/21	GBP	1,700	2,074,574
Province of British Columbia (Canada),
Bonds	7.250	09/01/36		7,230	11,373,360
Sr. Unsec’d. Notes	6.500	01/15/26		24,671	30,634,273
Province of Manitoba (Canada),
Debentures	9.250	04/01/20		1,245	1,300,886
Sr. Unsec’d. Notes	2.125	05/04/22		9,555	9,567,316

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Province of Manitoba (Canada), (cont’d.)
Sr. Unsec’d. Notes(a)	2.125%	06/22/26		2,700	$ 2,685,572
Sr. Unsec’d. Notes, Series GX	2.600	04/16/24		5,840	5,970,780
Province of Nova Scotia (Canada),
Debentures	8.250	07/30/22		6,400	7,449,375
Debentures	8.750	04/01/22		1,990	2,303,399
Debentures	9.250	03/01/20		181	188,046
Province of Ontario (Canada),
Sr. Unsec’d. Notes(a)	2.250	05/18/22		7,185	7,223,681
Sr. Unsec’d. Notes	3.400	10/17/23		21,675	22,815,172
Province of Quebec (Canada),
Debentures(a)	7.500	07/15/23		705	843,637
Debentures, Series NN	7.125	02/09/24		6,000	7,256,667
Sr. Unsec’d. Notes	7.500	09/15/29		501	726,107
Unsec’d. Notes, MTN	6.350	01/30/26		3,683	4,444,046
Unsec’d. Notes, MTN	7.140	02/27/26		6,050	7,597,704
Unsec’d. Notes, MTN	7.295	07/22/26		474	612,866
Unsec’d. Notes, MTN	7.365	03/06/26		82	105,576
Unsec’d. Notes, MTN	7.380	04/09/26		100	128,498
Unsec’d. Notes, MTN	7.485	03/02/26		11,700	15,061,358

Province of Saskatchewan (Canada), Debentures	8.500	07/15/22		6,055	7,073,926
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes, 144A	6.500	02/15/23		12,615	10,363,349
Sr. Unsec’d. Notes, 144A	9.950	06/09/21		20,590	18,314,805
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes	4.500	01/20/22		10,000	10,505,000
Sr. Unsec’d. Notes	6.400	01/20/40		1,950	2,738,775
Sr. Unsec’d. Notes, 144A	4.817	03/14/49		13,010	15,059,075
Sr. Unsec’d. Notes, 144A	5.103	04/23/48		20,705	24,882,979
Republic of Austria Government International Bond (Austria),
Sr. Unsec’d. Notes, 6 Month EURIBOR + 0.250%	0.012(c)	06/22/22	EUR	2,231	2,490,216
Sr. Unsec’d. Notes, 144A, EMTN, 6 Month EURIBOR + 0.700%	0.468(c)	04/22/20	EUR	3,488	3,864,652
Sr. Unsec’d. Notes, EMTN, EURIBOR ICE SWAP 11:00 Fft 10Y Index + 0.000% (Cap N/A, Floor 1.750%)	1.750(c)	03/04/20	EUR	9,938	11,091,651
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes	6.875	09/27/23		169,974	193,879,143
Sr. Unsec’d. Notes, EMTN, EURIBOR ICE SWAP 11:00 Fft 10Y Index + 0.000% (Cap 7.000%, Floor 2.000%)	2.000(c)	06/15/20	EUR	1,380	1,552,973
Sr. Unsec’d. Notes, EMTN	3.444	12/31/24	EUR	36,651	42,342,608

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Republic of Italy Government International Bond (Italy), (cont’d.)
Sr. Unsec’d. Notes, MTN	5.375%	06/15/33		16,121	$17,954,611

Republic of Italy Government International Bond Strips Coupon (Italy), Sr. Unsec’d. Notes	3.486(s)	03/27/23		4,000	3,535,811
Republic of Poland Government International Bond (Poland),
Sr. Unsec’d. Notes	3.000	03/17/23		10,000	10,257,000
Sr. Unsec’d. Notes	5.000	03/23/22		29,643	31,762,475
Sr. Unsec’d. Notes	5.125	04/21/21		15,005	15,729,531
Sr. Unsec’d. Notes, EMTN	4.200	04/15/20	EUR	109,790	125,355,024
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes	3.750	07/24/26	EUR	600	728,496
Sr. Unsec’d. Notes	4.850	09/27/27		20,000	20,200,000
Sr. Unsec’d. Notes	5.500	03/09/20		57,104	57,817,800
Sr. Unsec’d. Notes, EMTN	3.800	09/07/21	JPY	1,600,000	15,383,032
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A	5.125	06/15/48		5,000	5,550,000
Sr. Unsec’d. Notes, 144A, MTN	2.375	04/19/27	EUR	6,600	7,911,168
Sr. Unsec’d. Notes, 144A, MTN	3.875	10/29/35	EUR	24,865	31,973,134
Sr. Unsec’d. Notes, 144A, MTN	4.625	04/03/49	EUR	2,339	3,217,809
Sr. Unsec’d. Notes, 144A, MTN(a)	4.875	01/22/24		2,044	2,202,921
Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	24,520	31,529,509
Sr. Unsec’d. Notes, EMTN	4.125	03/11/39	EUR	25,900	33,330,386
Sr. Unsec’d. Notes, MTN	4.625	04/03/49	EUR	900	1,238,148
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A	2.000	07/09/39	EUR	48,245	57,492,867
Sr. Unsec’d. Notes, 144A, MTN	4.000	04/17/25		18,785	20,099,950
Sr. Unsec’d. Notes, EMTN	2.375	10/26/21		1,000	999,940

Senegal Government International Bond (Senegal), Sr. Unsec’d. Notes, 144A	4.750	03/13/28	EUR	13,260	15,317,760
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes	4.875	02/25/20		43,670	44,134,212
Sr. Unsec’d. Notes	7.250	09/28/21		151,122	165,127,685
Sr. Unsec’d. Notes, 144A	7.250	09/28/21		2,800	3,059,498

Slovakia Government International Bond (Slovakia), Sr. Unsec’d. Notes	4.375	05/21/22		38,224	40,239,399
Slovenia Government International Bond (Slovenia),
Sr. Unsec’d. Notes	5.250	02/18/24		261,303	292,822,936
Sr. Unsec’d. Notes	5.500	10/26/22		1,200	1,312,908

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)

Spain Government International Bond (Spain), Sr. Unsec’d. Notes, EMTN	5.010%	11/21/44		7,800	$ 8,483,926
State of Saxony-Anhalt (Germany), Sr. Unsec’d. Notes	1.375	10/15/19		20,000	19,955,840
Svensk Exportkredit AB (Sweden), Sr. Unsec’d. Notes, MTN	1.375	12/15/23	GBP	4,000	4,983,461
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes	2.000	05/17/21		15,530	15,442,100
Sr. Unsec’d. Notes	2.125	05/19/20		6,550	6,538,407
Sr. Unsec’d. Notes	2.500	06/08/22		2,000	2,013,300
Sr. Unsec’d. Notes, 144A	2.000	05/17/21		13,300	13,224,722
Sr. Unsec’d. Notes, 144A	2.500	06/08/22		3,600	3,623,940
Sr. Unsec’d. Notes, 144A	2.625	05/29/24		11,100	11,302,353
Sr. Unsec’d. Notes, 144A	3.250	06/01/23		6,200	6,425,680
Transport for London (United Kingdom),
Sr. Unsec’d. Notes, EMTN	2.250	08/09/22	GBP	1,000	1,268,315
Sr. Unsec’d. Notes, EMTN	5.000	03/31/35	GBP	40,000	67,187,677

Trinidad & Tobago Government International Bond (Trinidad & Tobago), Notes	3.750	06/27/30	JPY	11,000,000	112,756,320
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes(a)	5.625	03/30/21		19,910	20,252,452
Sr. Unsec’d. Notes(a)	7.000	06/05/20		21,790	22,305,551
Sr. Unsec’d. Notes	7.500	11/07/19		4,200	4,238,514
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes	7.750	09/01/20		4,900	5,052,782
Sr. Unsec’d. Notes	7.750	09/01/21		14,785	15,472,798
Sr. Unsec’d. Notes	7.750	09/01/23		4,000	4,276,000
Sr. Unsec’d. Notes	8.994	02/01/24		4,635	5,142,792
Sr. Unsec’d. Notes, 144A	7.750	09/01/20		35,309	36,409,935
Sr. Unsec’d. Notes, 144A(a)	7.750	09/01/21		420	439,538
Sr. Unsec’d. Notes, 144A	7.750	09/01/22		42,190	44,721,400
Sr. Unsec’d. Notes, 144A	7.750	09/01/23		10,000	10,690,000
Sr. Unsec’d. Notes, 144A	8.994	02/01/24		10,360	11,495,000

Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes	4.500	08/14/24		4,000	4,295,040
Wakala Global Sukuk Bhd (Malaysia), Sr. Unsec’d. Notes	4.646	07/06/21		3,260	3,393,790
ZAR Sovereign Capital Fund Pty Ltd. (South Africa), Sr. Unsec’d. Notes	3.903	06/24/20		2,700	2,706,858

Total Sovereign Bonds (cost $6,622,764,774)					6,819,475,813

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations 1.6%
Fannie Mae Strips Interest	2.276%(s)	11/15/26	100	$ 84,395
Fannie Mae Strips Interest	2.461(s)	05/15/27	18,594	15,461,061
Fannie Mae Strips Interest	3.032(s)	11/15/29	237	183,539
Fannie Mae Strips Interest	3.041(s)	07/15/30	1,542	1,167,886
Fannie Mae Strips Interest	3.058(s)	05/15/30	1,613	1,229,789
Fannie Mae Strips Interest	3.067(s)	11/15/30	314	236,878
Fannie Mae Strips Interest	3.077(s)	07/15/29	4,091	3,194,523
Fannie Mae Strips Interest	3.088(s)	11/15/27	360	294,681
Fannie Mae Strips Principal	3.097(s)	01/15/30	2,597	1,999,917
Fannie Mae Strips Principal	3.552(s)	07/15/37	7,295	4,293,085
Fannie Mae Strips Principal, MTN	2.507(s)	03/23/28	8,456	6,846,644
Fannie Mae Strips Principal, MTN	2.567(s)	10/08/27	2,275	1,866,849
Fannie Mae Strips Principal, MTN	3.212(s)	05/15/30	9,041	6,918,285
Federal Farm Credit Bank	3.000	01/14/30	541	570,981
Federal Home Loan Bank(h)	2.250	10/27/26	7,105	7,024,078
Federal Home Loan Bank	3.200	11/29/32	22,500	22,732,757
Federal Home Loan Mortgage Corp.	4.500	09/01/39	926	999,530
Federal Home Loan Mortgage Corp.	5.000	01/01/39	83	90,223
Federal Home Loan Mortgage Corp.	5.000	07/01/40	171	186,424
Federal Home Loan Mortgage Corp.	5.500	06/01/31	2	2,189
Federal Home Loan Mortgage Corp.	5.500	10/01/33	331	371,296
Federal Home Loan Mortgage Corp.	5.500	07/01/34	5	5,318
Federal Home Loan Mortgage Corp.	6.000	10/01/32	18	20,272
Federal Home Loan Mortgage Corp.	6.000	12/01/32	11	12,290
Federal Home Loan Mortgage Corp.	6.000	02/01/33	11	12,462
Federal Home Loan Mortgage Corp.	6.000	11/01/33	106	117,764
Federal Home Loan Mortgage Corp.	6.000	01/01/34	58	65,499
Federal Home Loan Mortgage Corp.	6.000	12/01/36	2	2,153
Federal Home Loan Mortgage Corp.(k)	6.250	07/15/32	30,948	44,184,657
Federal Home Loan Mortgage Corp.	6.500	07/01/32	2	2,479
Federal Home Loan Mortgage Corp.	6.500	07/01/32	2	2,492
Federal Home Loan Mortgage Corp.	6.500	08/01/32	2	2,168
Federal Home Loan Mortgage Corp.	6.500	08/01/32	4	4,755
Federal Home Loan Mortgage Corp.	6.500	08/01/32	4	4,892
Federal Home Loan Mortgage Corp.	6.500	08/01/32	5	5,144
Federal Home Loan Mortgage Corp.	6.500	09/01/32	31	34,656
Federal Home Loan Mortgage Corp.	6.500	11/01/33	26	28,997
Federal Home Loan Mortgage Corp.(k)	6.750	03/15/31	52,373	75,577,905
Federal Home Loan Mortgage Corp.	7.000	09/01/32	30	31,083
Federal Home Loan Mortgage Corp.	8.500	08/01/24	2	2,060
Federal Home Loan Mortgage Corp.	8.500	11/01/24	1	1,025
Federal Home Loan Mortgage Corp., MTN	2.550(s)	12/17/29	1,485	1,153,230
Federal Home Loan Mortgage Corp., MTN	2.559(s)	12/14/29	4,500	3,486,481
Federal Home Loan Mortgage Corp., MTN(k)	3.137(s)	12/11/25	34,748	30,498,415
Federal Judiciary Office Building Trust	2.104(s)	02/15/24	325	293,702

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	1.361%(s)	10/09/19	10,200	$ 10,156,681
Federal National Mortgage Assoc.(k)	1.875	09/24/26	55,080	54,487,513
Federal National Mortgage Assoc.(k)	2.125	04/24/26	13,022	13,113,521
Federal National Mortgage Assoc., Cost of Funds for the 11th District of San Francisco + 1.250%	3.235(c)	05/01/36	10	10,758
Federal National Mortgage Assoc., Cost of Funds for the 11th District of San Francisco + 1.251%	3.433(c)	05/01/36	5	4,969
Federal National Mortgage Assoc., Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.400%	3.904(c)	09/01/40	15	14,716
Federal National Mortgage Assoc.	4.000	12/01/40	152	161,305
Federal National Mortgage Assoc.	4.500	01/01/25	65	67,463
Federal National Mortgage Assoc.	4.500	02/01/33	7	7,658
Federal National Mortgage Assoc.	4.500	08/01/33	5	5,650
Federal National Mortgage Assoc., Cost of Funds for the 11th District of San Francisco + 1.250%	4.508(c)	01/01/28	2	2,283
Federal National Mortgage Assoc.	5.000	12/01/19	4	4,223
Federal National Mortgage Assoc.	5.000	03/01/34	737	804,297
Federal National Mortgage Assoc.	5.375	12/07/28	10,098	16,702,393
Federal National Mortgage Assoc.	5.500	07/01/33	17	18,410
Federal National Mortgage Assoc.	5.500	08/01/33	1	666
Federal National Mortgage Assoc.	5.500	10/01/33	67	75,019
Federal National Mortgage Assoc.	5.500	11/01/33	9	10,313
Federal National Mortgage Assoc.	5.500	01/01/34	12	12,603
Federal National Mortgage Assoc.	5.500	04/01/34	6	6,587
Federal National Mortgage Assoc.	5.500	04/01/34	26	29,561
Federal National Mortgage Assoc.	5.500	04/01/34	97	107,861
Federal National Mortgage Assoc.	5.500	05/01/34	5	5,238
Federal National Mortgage Assoc.	5.500	05/01/34	25	27,811
Federal National Mortgage Assoc.	5.500	05/01/34	75	80,250
Federal National Mortgage Assoc.	5.500	03/01/35	1,299	1,441,362
Federal National Mortgage Assoc.	6.000	09/01/32	—(r)	181
Federal National Mortgage Assoc.	6.000	11/01/32	4	4,848
Federal National Mortgage Assoc.	6.000	03/01/33	2	2,741
Federal National Mortgage Assoc.	6.000	10/01/33	5	5,862
Federal National Mortgage Assoc.	6.000	11/01/33	167	185,868
Federal National Mortgage Assoc.	6.000	02/01/34	158	179,189
Federal National Mortgage Assoc.	6.000	11/01/34	23	25,941
Federal National Mortgage Assoc.	6.000	11/01/34	51	57,466
Federal National Mortgage Assoc.	6.000	01/01/35	45	49,733
Federal National Mortgage Assoc.	6.000	04/01/36	1	1,569
Federal National Mortgage Assoc.	6.000	04/01/36	7	7,672
Federal National Mortgage Assoc.	6.000	04/01/36	11	12,255
Federal National Mortgage Assoc.	6.000	06/01/37	18	20,155
Federal National Mortgage Assoc.(k)	6.250	05/15/29	48,064	64,887,072

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	6.500%	09/01/21	3	$ 3,024
Federal National Mortgage Assoc.	6.500	07/01/32	13	15,337
Federal National Mortgage Assoc.	6.500	08/01/32	13	14,873
Federal National Mortgage Assoc.	6.500	09/01/32	1	1,216
Federal National Mortgage Assoc.	6.500	09/01/32	43	48,109
Federal National Mortgage Assoc.	6.500	09/01/32	45	49,786
Federal National Mortgage Assoc.	6.500	09/01/32	64	72,987
Federal National Mortgage Assoc.	6.500	10/01/32	34	37,672
Federal National Mortgage Assoc.	6.500	04/01/33	53	61,202
Federal National Mortgage Assoc.	6.500	11/01/33	10	10,982
Federal National Mortgage Assoc.(k)	6.625	11/15/30	56,874	81,026,944
Federal National Mortgage Assoc.	7.000	05/01/32	27	29,541
Federal National Mortgage Assoc.	7.000	06/01/32	8	9,442
Federal National Mortgage Assoc.(k)	7.125	01/15/30	7,255	10,482,086
Freddie Mac Strips Coupon	2.692(s)	03/15/30	200	153,560
Freddie Mac Strips Coupon	2.875(s)	01/15/21	6,207	6,009,350
Freddie Mac Strips Coupon	2.881(s)	03/15/21	176	169,777
Freddie Mac Strips Coupon	3.226(s)	01/15/32	1,526	1,107,633
Freddie Mac Strips Coupon	3.247(s)	07/15/32	1,550	1,109,064
Freddie Mac Strips Principal	2.964(s)	07/15/32	3,309	2,371,648
Government National Mortgage Assoc.	3.000	01/15/45	184	188,054
Government National Mortgage Assoc.	3.000	03/15/45	42	43,182
Government National Mortgage Assoc.	3.000	03/15/45	323	330,395
Government National Mortgage Assoc.	3.500	10/15/40	367	381,478
Government National Mortgage Assoc.	4.500	02/20/41	2,603	2,788,282
Government National Mortgage Assoc.	5.000	08/20/39	785	863,740
Government National Mortgage Assoc.	6.000	01/15/33	22	24,095
Government National Mortgage Assoc.	6.000	03/15/33	6	7,059
Government National Mortgage Assoc.	6.000	05/15/33	8	9,469
Government National Mortgage Assoc.	6.000	06/15/33	6	7,036
Government National Mortgage Assoc.	6.000	12/15/33	16	17,506
Government National Mortgage Assoc.	6.500	09/15/32	52	56,774
Government National Mortgage Assoc.	6.500	09/15/32	68	74,513
Government National Mortgage Assoc.	6.500	11/15/33	54	59,536
Government National Mortgage Assoc.	6.500	11/15/33	144	158,418
Government National Mortgage Assoc.	6.500	07/15/38	2	1,859
Government National Mortgage Assoc.	8.000	08/20/31	—(r)	201
Government National Mortgage Assoc.	8.500	06/15/30	—(r)	213
Government National Mortgage Assoc.	8.500	08/20/30	3	3,025
Hashemite Kingdom of Jordan, USAID Bond, Gov’t. Gtd. Notes	3.000	06/30/25	5,256	5,490,784
Israel Government, USAID Bond, Gov’t. Gtd. Notes	2.070(s)	08/15/24	8,500	7,602,872
Israel Government, USAID Bond, Gov’t. Gtd. Notes	2.200(s)	11/01/24	3,500	3,109,362
Israel Government, USAID Bond, Gov’t. Gtd. Notes	2.240(s)	02/15/26	514	441,763
Israel Government, USAID Bond, Gov’t. Gtd. Notes	2.247(s)	11/15/26	3,325	2,800,322

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Israel Government, USAID Bond, Gov’t. Gtd. Notes	2.308%(s)	11/01/24	6,769	$ 6,023,531
Israel Government, USAID Bond, Gov’t. Gtd. Notes	2.360(s)	11/01/23	1,419	1,293,794
Israel Government, USAID Bond, Gov’t. Gtd. Notes	2.364(s)	08/15/26	3,850	3,261,736
Israel Government, USAID Bond, Gov’t. Gtd. Notes	2.485(s)	02/15/23	6,342	5,876,484
Israel Government, USAID Bond, Gov’t. Gtd. Notes	2.716(s)	08/15/23	7,065	6,473,555
Israel Government, USAID Bond, Gov’t. Gtd. Notes	2.727(s)	09/15/23	4,000	3,654,857
Israel Government, USAID Bond, Gov’t. Gtd. Notes	2.965(s)	02/15/26	2,800	2,406,490
Israel Government, USAID Bond, Gov’t. Gtd. Notes	3.007(s)	11/15/26	2,800	2,358,242
Israel Government, USAID Bond, Gov’t. Gtd. Notes	3.028(s)	02/15/21	1,500	1,449,857
Israel Government, USAID Bond, Gov’t. Gtd. Notes	3.114(s)	05/15/23	3,985	3,672,460
Israel Government, USAID Bond, Gov’t. Gtd. Notes	3.142(s)	11/01/24	1,000	889,639
Israel Government, USAID Bond, Gov’t. Gtd. Notes	3.217(s)	11/15/24	12,000	10,660,501
Israel Government, USAID Bond, Gov’t. Gtd. Notes	3.300(s)	05/15/25	16,000	14,032,174
Israel Government, USAID Bond, Gov’t. Gtd. Notes	5.500	12/04/23	4,645	5,314,348
Israel Government, USAID Bond, Gov’t. Gtd. Notes	5.500	09/18/33	10,938	14,777,757
National Archives Facility Trust, Gov’t. Gtd. Notes	8.500	09/01/19	426	428,346
New Valley Generation II, Pass-Through Certificates	5.572	05/01/20	179	183,969
New Valley Generation IV, Pass-Through Certificates	4.687	01/15/22	407	417,075
New Valley Generation V, Pass-Through Certificates	4.929	01/15/21	699	718,956
Overseas Private Investment Corp., Gov’t. Gtd. Notes	0.000(s)	07/17/25	7,400	7,935,020
Overseas Private Investment Corp., Gov’t. Gtd. Notes	0.000(s)	07/17/25	26,664	27,580,772
Overseas Private Investment Corp., Gov’t. Gtd. Notes	0.000(s)	04/09/26	3,000	3,207,399
Overseas Private Investment Corp., Gov’t. Gtd. Notes	2.090	05/15/28	2,706	2,689,076
Overseas Private Investment Corp., Gov’t. Gtd. Notes	3.000	10/05/34	7,000	7,310,191
Overseas Private Investment Corp., Gov’t. Gtd. Notes	3.190	10/05/34	3,000	3,179,420
Overseas Private Investment Corp., Gov’t. Gtd. Notes	3.490	12/20/29	164	173,519
Overseas Private Investment Corp., Gov’t. Gtd. Notes	3.820	12/20/32	107	117,075
Residual Funding Corp. Strips Principal, Sr. Unsec’d. Notes	1.716(s)	07/15/20	1,964	1,924,725
Resolution Funding Corp. Strips Interest, Bonds	2.912(s)	04/15/28	12,391	10,045,520
Resolution Funding Corp. Strips Interest, Bonds	2.935(s)	01/15/28	9,721	7,985,345
Resolution Funding Corp. Strips Interest, Bonds	3.022(s)	01/15/30	483	375,266
Resolution Funding Corp. Strips Interest, Bonds	3.248(s)	10/15/27	8,520	7,050,895
Resolution Funding Corp. Strips Interest, Bonds	3.657(s)	04/15/30	18,250	14,078,654
Tennessee Valley Authority, Sr. Unsec’d. Notes	2.875	02/01/27	5,675	5,922,411
Tennessee Valley Authority, Sr. Unsec’d. Notes	5.350	06/07/21	2,000	2,621,218
Tennessee Valley Authority, Sr. Unsec’d. Notes	5.980	04/01/36	790	1,094,498

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Tennessee Valley Authority, Sr. Unsec’d. Notes	6.235%	07/15/45	5,022	$ 5,192,370
Tennessee Valley Authority, Sr. Unsec’d. Notes	6.750	11/01/25	2,459	3,128,653
Tennessee Valley Authority Generic Strip, Bonds	1.901(s)	07/15/20	300	293,849
Tennessee Valley Authority Generic Strip, Bonds	2.351(s)	09/15/27	2,037	1,661,416
Tennessee Valley Authority Generic Strip, Bonds	2.716(s)	06/15/29	1,400	1,077,524
Tennessee Valley Authority Strips Principal, Bonds	2.846(s)	11/01/25	110	95,144
Tennessee Valley Authority Strips Principal, Bonds	2.972(s)	05/01/30	15,733	11,797,396
Tennessee Valley Authority Strips Principal, Bonds	3.912(s)	06/15/35	1,300	788,047
Tennessee Valley Authority Strips Principal, Unsec’d. Notes	2.957(s)	09/15/24	1,999	1,784,745
U.S. Department of Housing & Urban Development, Gov’t. Gtd. Notes	5.450	08/01/19	278	278,000

Total U.S. Government Agency Obligations (cost $716,667,757)				734,630,662
U.S. Treasury Obligations 2.2%
U.S. Treasury Bonds(k)	2.500	02/15/45	20,920	20,831,744
U.S. Treasury Bonds(k)	2.750	08/15/47	40,000	41,717,188
U.S. Treasury Bonds(h)	2.750	11/15/47	22,000	22,947,891
U.S. Treasury Bonds(k)	2.875	08/15/45	8,905	9,511,305
U.S. Treasury Bonds(k)	3.000	02/15/48	27,830	30,468,415
U.S. Treasury Bonds(a)(h)	3.000	02/15/49	56,553	62,069,126
U.S. Treasury Bonds(k)	3.625	08/15/43	20,000	24,138,281
U.S. Treasury Bonds(h)	3.750	11/15/43	20,000	24,612,500
U.S. Treasury Notes	1.625	06/30/21	4,595	4,571,307
U.S. Treasury Notes(k)	1.625	08/31/22	30,000	29,790,234
U.S. Treasury Notes	1.750	07/31/21	17,585	17,536,916
U.S. Treasury Notes	1.750	07/15/22	5,200	5,185,375
U.S. Treasury Notes(k)	1.750	05/15/23	47,750	47,557,881
U.S. Treasury Notes	1.750	07/31/24	41,075	40,892,088
U.S. Treasury Notes	1.875	07/31/26	56,700	56,509,523
U.S. Treasury Notes	2.000	02/15/25	5,165	5,195,465
U.S. Treasury Notes	2.000	08/15/25	39,580	39,796,453
U.S. Treasury Notes(k)	2.125	11/30/23	40,000	40,442,188
U.S. Treasury Notes(k)	2.125	05/15/25	115,320	116,779,519
U.S. Treasury Notes	2.250	11/15/24	18,100	18,442,203
U.S. Treasury Notes(k)	2.250	08/15/27	13,000	13,269,648
U.S. Treasury Notes(a)	2.375	05/15/29	61,633	63,559,031
U.S. Treasury Notes(k)	2.500	05/15/24	71,145	73,237,663
U.S. Treasury Strips Coupon(k)	1.969(s)	02/15/32	40,000	30,159,396
U.S. Treasury Strips Coupon(k)	2.143(s)	11/15/28	17,440	14,363,056
U.S. Treasury Strips Coupon(k)	2.174(s)	05/15/29	42,370	34,386,631
U.S. Treasury Strips Coupon(k)	2.618(s)	11/15/26	42,700	36,875,933
U.S. Treasury Strips Coupon(k)	2.762(s)	08/15/29	13,800	11,154,415

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations (Continued)
U.S. Treasury Strips Coupon(k)	2.857%(s)	05/15/31	13,800	$ 10,634,102
U.S. Treasury Strips Coupon(h)(k)	3.019(s)	11/15/35	27,600	18,631,450
U.S. Treasury Strips Coupon(h)(k)	3.176(s)	08/15/40	27,600	16,121,833
Total U.S. Treasury Obligations (cost $953,083,184)				981,388,760

	Shares
Common Stock 0.0%
Oil, Gas & Consumable Fuels
Frontera Energy Corp. (Colombia) (cost $2,959,837)	146,034	1,494,366
Preferred Stocks 0.0%
Banks 0.0%
Citigroup Capital XIII, 8.953%	22,000	598,400
Capital Markets 0.0%
State Street Corp. 5.350%	315,000	8,457,750

Total Preferred Stocks (cost $8,425,000)		9,056,150

Total Long-Term Investments (cost $42,791,893,000)		43,682,796,902

Short-Term Investments 7.0%
Affiliated Mutual Funds 7.0%
PGIM Core Short-Term Bond Fund(w)	52,380,779	483,998,394
PGIM Core Ultra Short Bond Fund(w)	1,095,988,179	1,095,988,179
PGIM Institutional Money Market Fund (cost $1,590,979,788; includes $1,587,606,145 of cash collateral for securities on loan)(b)(w)	1,591,008,480	1,591,326,681
Total Affiliated Mutual Funds (cost $3,172,855,264)		3,171,313,254

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Value
Options Purchased*~ 0.0%
(cost $8,359,246)	$ 20,142,394

Total Short-Term Investments (cost $3,181,214,510)	3,191,455,648

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 103.6% (cost $45,973,107,510)	46,874,252,550
Options Written*~ (0.0)%
(premiums received $23,776,901)	(13,981,497)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 103.6% (cost $45,949,330,609)	46,860,271,053
Liabilities in excess of other assets(z) (3.6)%	(1,648,134,905)

Net Assets 100.0%	$45,212,136,148

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $194,179,404 and 0.4% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,553,912,576; cash collateral of $1,587,606,145 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2019.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of July 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(p)	Interest rate not available as of July 31, 2019.
(r)	Principal or notional amount is less than $500 par.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Eurodollar 1-Year Mid Curve Futures	Put	08/16/19	$97.75	8,499	21,248	$ 53,119
Eurodollar 1-Year Mid Curve Futures	Put	08/16/19	$98.25	8,499	21,248	1,327,969
Eurodollar 1-Year Mid Curve Futures	Put	09/13/19	$97.75	8,499	21,248	53,119
Eurodollar 1-Year Mid Curve Futures	Put	09/13/19	$98.25	8,499	21,248	1,912,275
Total Exchange Traded (cost $6,636,700)						$3,346,482

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/21/19	0.12%	—	151,600	$ 669,135
2- Year 10 CMS Curve CAP	Call	Morgan Stanley & Co. International PLC	11/21/19	0.13%	—	100,800	405,884
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	89,496	1,048,118
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—	231,722	2,530,765
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—	451,251	5,214,088
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	457,600	5,490,437
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—	90,553	1,049,280
Total OTC Traded (cost $1,226,139)							$16,407,707

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
CDX.NA.HY.32.V2, 06/20/24	Call	Deutsche Bank AG	10/16/19	$109.50	5.00%(Q)	CDX.NA.HY .32.V2(Q)		646,500	$ 205,697
iTraxx Europe Senior Financials Series 29.V2, 06/20/23	Call	Citibank, N.A.	08/21/19	0.45%	1.00%(Q)	iTraxx Europe Senior Financials Series 29.V2(Q)	EUR	215,000	182,505
30- Year Interest Rate Swap, 08/19/49	Put	Citibank, N.A.	08/15/19	2.66%	3 Month LIBOR(Q)	2.66%(S)		21,405	3
Total OTC Swaptions (cost $496,407)									$ 388,205
Total Options Purchased (cost $8,359,246)									$20,142,394

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Eurodollar 1-Year Mid Curve Futures	Put	08/16/19	$98.00	16,998	42,495	$(212,475)
Eurodollar 1-Year Mid Curve Futures	Put	09/13/19	$98.00	16,998	42,495	(743,663)
Total Exchange Traded (premiums received $4,412,001)						$(956,138)

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Azerbaijan Contingent CAP	Call	Deutsche Bank AG	12/22/32	3.41%	—		448,300	$ (191,581)
Hellenic Republic, 0.00%, 10/15/42^	Put	Deutsche Bank AG	12/17/19	0.32	—	EUR	3,000,000	(73,105)
Hellenic Republic, 3.50%, 01/30/23^	Put	Deutsche Bank AG	11/22/19	97.00	—	EUR	50,000	—
Hellenic Republic, 3.75%, 01/30/28^	Put	Deutsche Bank AG	09/10/20	87.00	—	EUR	68,000	—
Lebanese Republic, 8.25%, 04/12/21^	Put	Deutsche Bank AG	01/29/21	$ 76.00	—		50,000	(4,595,834)
Total OTC Traded (premiums received $4,604,579)								$(4,860,520)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.HY.32.V2, 06/20/24	Call	Deutsche Bank AG	10/16/19	$108.50	CDX.NA.HY .32.V1(Q)	5.00%(Q)	646,500	$ (871,099)
CDX.NA.HY.31.V3, 12/20/23^	Put	Goldman Sachs International	12/18/19	$ 80.00	5.00%(Q)	CDX.NA.HY .31.V3(Q)	85,000	(1,707)
CDX.NA.HY.32.V1, 06/20/24	Put	BNP Paribas S.A.	08/21/19	$ 97.00	5.00%(Q)	CDX.NA.HY .32.V1(Q)	250,000	(41,925)
CDX.NA.HY.32.V1, 06/20/24	Put	Citibank, N.A.	08/21/19	$102.00	5.00%(Q)	CDX.NA.HY .32.V1(Q)	500,000	(254,765)
CDX.NA.HY.32.V1, 06/20/24	Put	Morgan Stanley & Co. International PLC	09/18/19	$100.00	5.00%(Q)	CDX.NA.HY .32.V1(Q)	200,000	(147,563)
CDX.NA.HY.32.V1, 06/20/24	Put	Deutsche Bank AG	09/18/19	$100.00	5.00%(Q)	CDX.NA.HY .32.V1(Q)	190,000	(140,185)
CDX.NA.HY.32.V1, 06/20/24	Put	BNP Paribas S.A.	09/18/19	$100.00	5.00%(Q)	CDX.NA.HY .32.V1(Q)	1,000,000	(737,816)
CDX.NA.HY.32.V1, 06/20/24	Put	Citibank, N.A.	10/16/19	$ 98.00	5.00%(Q)	CDX.NA.HY .32.V1(Q)	500,000	(489,739)

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
CDX.NA.HY.32.V1, 06/20/24	Put	Goldman Sachs International	10/16/19	$100.00	5.00%(Q)	CDX.NA.HY .32.V1(Q)		150,000	$ (232,189)
CDX.NA.HY.32.V1, 06/20/24	Put	Morgan Stanley & Co. International PLC	10/16/19	$102.00	5.00%(Q)	CDX.NA.HY .32.V1(Q)		250,000	(667,071)
CDX.NA.HY.32.V1, 06/20/24	Put	Goldman Sachs International	11/20/19	$ 98.00	5.00%(Q)	CDX.NA.HY .32.V1(Q)		400,000	(782,689)
CDX.NA.HY.32.V1, 06/20/24	Put	Bank of America, N.A.	01/15/20	$ 98.00	5.00%(Q)	CDX.NA.HY .32.V1(Q)		551,000	(2,389,374)
CDX.NA.HY.32.V2, 06/20/24	Put	Deutsche Bank AG	10/16/19	$101.00	5.00%(Q)	CDX.NA.HY .32.V2(Q)		646,500	(1,015,272)
iTraxx Europe Senior Financials Series 29.V2, 06/20/23	Put	Citibank, N.A.	08/21/19	0.45%	1.00%(Q)	iTraxx Europe Senior Financials Series 29.V2(Q)	EUR	215,000	(346,304)
iTraxx.EUR.31.V2, 06/20/29	Put	Goldman Sachs International	09/18/19	2.50%	1.00%(Q)	iTraxx.EUR .31.V2(Q)	EUR	900,000	(47,141)
Total OTC Swaptions (premiums received $14,760,321)									$ (8,164,839)
Total Options Written (premiums received $23,776,901)									$(13,981,497)
Futures contracts outstanding at July 31, 2019:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
137,714	5 Year U.S. Treasury Notes	Sep. 2019	$16,188,926,579	$146,327,754
58,379	10 Year U.S. Treasury Notes	Sep. 2019	7,438,761,933	613,041
8,427	10 Year U.S. Ultra Treasury Bonds	Sep. 2019	1,161,609,281	34,922,262
7,245	20 Year U.S. Treasury Bonds	Sep. 2019	1,127,276,719	37,770,791
15,147	30 Year U.S. Ultra Treasury Bonds	Sep. 2019	2,689,539,188	55,116,403
				274,750,251
Short Positions:
49,218	2 Year U.S. Treasury Notes	Sep. 2019	10,552,646,813	(2,499,933)
1,417	5 Year Euro-Bobl	Sep. 2019	211,763,565	791,878

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Futures contracts outstanding at July 31, 2019 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
537	10 Year Euro-BTP	Sep. 2019	$ 83,111,312	$ 3,573,031
3,747	10 Year Euro-Bund	Sep. 2019	726,177,930	18,903,185
				20,768,161
				$295,518,412
Forward foreign currency exchange contracts outstanding at July 31, 2019:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/22/19	Barclays Bank PLC	AUD	17,692	$ 12,351,000	$ 12,132,218	$ —	$ (218,782)
Expiring 10/22/19	Citibank, N.A.	AUD	41,864	29,666,630	28,708,111	—	(958,519)
Expiring 10/22/19	JPMorgan Chase Bank, N.A.	AUD	19,423	13,724,000	13,319,620	—	(404,380)
Expiring 10/22/19	JPMorgan Chase Bank, N.A.	AUD	13,548	9,563,000	9,290,402	—	(272,598)
Expiring 10/22/19	Morgan Stanley & Co. International PLC	AUD	19,143	13,436,637	13,127,511	—	(309,126)
Brazilian Real,
Expiring 08/02/19	BNP Paribas S.A.	BRL	80,717	21,395,936	21,147,368	—	(248,568)
Expiring 08/02/19	Morgan Stanley & Co. International PLC	BRL	285,130	75,731,646	74,702,030	—	(1,029,616)
British Pound,
Expiring 10/18/19	Barclays Bank PLC	GBP	12,811	16,010,000	15,639,277	—	(370,723)
Expiring 10/18/19	Barclays Bank PLC	GBP	4,971	6,237,000	6,067,960	—	(169,040)
Expiring 10/18/19	UBS AG	GBP	3,648	4,536,000	4,453,564	—	(82,436)

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar,
Expiring 10/22/19	Bank of America, N.A.	CAD	10,748	$ 8,192,000	$ 8,155,696	$ —	$ (36,304)
Expiring 10/22/19	Barclays Bank PLC	CAD	8,045	6,171,000	6,104,736	—	(66,264)
Expiring 10/22/19	Barclays Bank PLC	CAD	7,434	5,670,000	5,641,168	—	(28,832)
Expiring 10/22/19	JPMorgan Chase Bank, N.A.	CAD	21,842	16,711,000	16,573,948	—	(137,052)
Chilean Peso,
Expiring 09/23/19	Citibank, N.A.	CLP	5,001,360	7,347,000	7,106,223	—	(240,777)
Expiring 09/23/19	JPMorgan Chase Bank, N.A.	CLP	8,108,679	11,847,000	11,521,283	—	(325,717)
Expiring 09/23/19	Morgan Stanley & Co. International PLC	CLP	2,758,057	3,973,000	3,918,807	—	(54,193)
Expiring 09/23/19	UBS AG	CLP	5,948,593	8,705,300	8,452,107	—	(253,193)
Expiring 09/23/19	UBS AG	CLP	3,301,615	4,842,000	4,691,126	—	(150,874)
Chinese Renminbi,
Expiring 10/25/19	Barclays Bank PLC	CNH	103,706	15,062,000	15,002,302	—	(59,698)
Expiring 10/25/19	Barclays Bank PLC	CNH	51,301	7,462,000	7,421,263	—	(40,737)
Expiring 10/25/19	Citibank, N.A.	CNH	75,140	10,916,000	10,869,884	—	(46,116)
Expiring 10/25/19	Citibank, N.A.	CNH	73,902	10,747,000	10,690,723	—	(56,277)
Expiring 10/25/19	Citibank, N.A.	CNH	55,837	8,115,000	8,077,436	—	(37,564)
Expiring 10/25/19	Goldman Sachs International	CNH	109,860	15,961,000	15,892,428	—	(68,572)
Expiring 10/25/19	HSBC Bank USA, N.A.	CNH	75,422	10,940,000	10,910,712	—	(29,288)
Expiring 10/25/19	HSBC Bank USA, N.A.	CNH	68,111	9,896,000	9,852,984	—	(43,016)

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 05/14/21	Citibank, N.A.	CNH	337,388	$ 48,350,184	$ 48,132,437	$ —	$ (217,747)
Colombian Peso,
Expiring 09/18/19	Barclays Bank PLC	COP	28,337,473	8,833,900	8,610,544	—	(223,356)
Expiring 09/18/19	Barclays Bank PLC	COP	17,011,964	5,196,000	5,169,207	—	(26,793)
Expiring 09/18/19	BNP Paribas S.A.	COP	48,458,052	15,127,900	14,724,326	—	(403,574)
Expiring 09/18/19	BNP Paribas S.A.	COP	32,692,500	9,878,088	9,933,850	55,762	—
Expiring 09/18/19	BNP Paribas S.A.	COP	26,107,559	7,735,000	7,932,969	197,969	—
Expiring 09/18/19	BNP Paribas S.A.	COP	23,049,244	6,776,200	7,003,678	227,478	—
Expiring 09/18/19	Citibank, N.A.	COP	17,212,258	5,333,000	5,230,068	—	(102,932)
Expiring 09/18/19	HSBC Bank USA, N.A.	COP	27,347,180	8,530,000	8,309,637	—	(220,363)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	COP	42,790,057	13,369,595	13,002,065	—	(367,530)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	COP	24,103,260	7,460,000	7,323,948	—	(136,052)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	COP	21,386,274	6,279,000	6,498,373	219,373	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	COP	18,930,576	5,768,000	5,752,191	—	(15,809)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	COP	17,338,299	5,101,000	5,268,366	167,366	—
Expiring 09/18/19	The Toronto-Dominion Bank	COP	15,899,067	4,699,000	4,831,045	132,045	—
Expiring 09/18/19	UBS AG	COP	21,192,848	6,369,000	6,439,599	70,599	—

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Czech Koruna,
Expiring 10/18/19	Barclays Bank PLC	CZK	1,259,979	$ 55,387,123	$ 54,330,728	$ —	$ (1,056,395)
Expiring 10/18/19	Citibank, N.A.	CZK	114,304	5,030,000	4,928,836	—	(101,164)
Expiring 10/18/19	HSBC Bank USA, N.A.	CZK	225,815	9,943,000	9,737,237	—	(205,763)
Euro,
Expiring 10/18/19	Bank of America, N.A.	EUR	17,958	20,373,000	20,008,068	—	(364,932)
Indian Rupee,
Expiring 09/18/19	Barclays Bank PLC	INR	851,186	12,095,000	12,311,579	216,579	—
Expiring 09/18/19	Citibank, N.A.	INR	483,893	6,966,000	6,999,048	33,048	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	INR	929,438	13,275,784	13,443,419	167,635	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	INR	929,027	13,422,040	13,437,474	15,434	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	INR	926,520	13,189,831	13,401,213	211,382	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	INR	543,881	7,820,000	7,866,714	46,714	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	INR	5,376,088	76,511,605	77,759,925	1,248,320	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	INR	1,521,548	21,696,113	22,007,730	311,617	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	INR	1,195,644	17,066,000	17,293,836	227,836	—

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 09/18/19	Morgan Stanley & Co. International PLC	INR	1,111,875	$ 15,845,000	$ 16,082,204	$ 237,204	$ —
Expiring 09/18/19	Morgan Stanley & Co. International PLC	INR	591,362	8,393,000	8,553,486	160,486	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	INR	542,155	7,723,000	7,841,743	118,743	—
Expiring 09/18/19	UBS AG	INR	572,418	8,176,000	8,279,476	103,476	—
Expiring 09/18/19	UBS AG	INR	311,888	4,434,000	4,511,153	77,153	—
Indonesian Rupiah,
Expiring 09/18/19	HSBC Bank USA, N.A.	IDR	124,792,866	8,877,000	8,855,394	—	(21,606)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	836,180,532	56,310,160	59,335,987	3,025,827	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	489,341,797	32,963,408	34,724,055	1,760,647	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	475,280,263	32,124,384	33,726,238	1,601,854	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	220,070,315	15,693,000	15,616,352	—	(76,648)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	IDR	106,135,290	7,543,000	7,531,438	—	(11,562)
Israeli Shekel,
Expiring 08/26/19	Barclays Bank PLC	ILS	17,677	5,062,000	5,042,120	—	(19,880)
Expiring 08/26/19	Citibank, N.A.	ILS	18,769	5,332,000	5,353,507	21,507	—

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Israeli Shekel (cont’d.),
Expiring 08/26/19	Citibank, N.A.	ILS	17,291	$ 4,962,000	$ 4,931,898	$ —	$ (30,102)
Expiring 08/26/19	Citibank, N.A.	ILS	16,963	4,805,000	4,838,347	33,347	—
Japanese Yen,
Expiring 10/18/19	Barclays Bank PLC	JPY	1,069,603	9,903,000	9,891,199	—	(11,801)
Expiring 10/18/19	Barclays Bank PLC	JPY	947,708	8,825,000	8,763,967	—	(61,033)
Expiring 10/18/19	Barclays Bank PLC	JPY	564,586	5,219,000	5,221,034	2,034	—
Expiring 10/18/19	Barclays Bank PLC	JPY	439,862	4,097,000	4,067,643	—	(29,357)
Expiring 10/18/19	Citibank, N.A.	JPY	1,467,795	13,577,114	13,573,490	—	(3,624)
Mexican Peso,
Expiring 09/18/19	Citibank, N.A.	MXN	258,329	13,254,973	13,370,524	115,551	—
Expiring 09/18/19	Citibank, N.A.	MXN	258,147	13,422,040	13,361,122	—	(60,918)
Expiring 09/18/19	Goldman Sachs International	MXN	1,667,192	83,386,293	86,290,152	2,903,859	—
Expiring 09/18/19	Goldman Sachs International	MXN	183,923	9,545,000	9,519,424	—	(25,576)
Expiring 09/18/19	Goldman Sachs International	MXN	106,958	5,329,000	5,535,916	206,916	—
Expiring 09/18/19	UBS AG	MXN	113,353	5,816,000	5,866,902	50,902	—
New Taiwanese Dollar,
Expiring 09/18/19	HSBC Bank USA, N.A.	TWD	427,947	13,767,000	13,799,807	32,807	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TWD	3,199,628	101,334,213	103,176,855	1,842,642	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TWD	294,157	9,404,000	9,485,543	81,543	—
Expiring 09/18/19	UBS AG	TWD	315,577	10,196,000	10,176,273	—	(19,727)

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Zealand Dollar,
Expiring 10/22/19	Barclays Bank PLC	NZD	44,563	$ 30,091,904	$ 29,308,620	$ —	$ (783,284)
Expiring 10/22/19	Barclays Bank PLC	NZD	11,911	7,970,000	7,833,769	—	(136,231)
Expiring 10/22/19	Barclays Bank PLC	NZD	10,292	6,812,000	6,769,005	—	(42,995)
Expiring 10/22/19	UBS AG	NZD	9,479	6,267,000	6,234,482	—	(32,518)
Norwegian Krone,
Expiring 10/18/19	Barclays Bank PLC	NOK	52,130	6,117,000	5,897,299	—	(219,701)
Expiring 10/18/19	Morgan Stanley & Co. International PLC	NOK	53,280	6,255,000	6,027,381	—	(227,619)
Expiring 10/18/19	The Toronto-Dominion Bank	NOK	1,533,178	179,011,294	173,444,125	—	(5,567,169)
Peruvian Nuevo Sol,
Expiring 09/18/19	Barclays Bank PLC	PEN	28,556	8,640,000	8,624,656	—	(15,344)
Expiring 09/18/19	BNP Paribas S.A.	PEN	305,465	90,790,534	92,258,109	1,467,575	—
Philippine Peso,
Expiring 09/18/19	Barclays Bank PLC	PHP	331,797	6,464,000	6,508,697	44,697	—
Expiring 09/18/19	Citibank, N.A.	PHP	429,510	8,251,000	8,425,487	174,487	—
Expiring 09/18/19	Citibank, N.A.	PHP	419,318	8,193,000	8,225,545	32,545	—
Expiring 09/18/19	HSBC Bank USA, N.A.	PHP	333,493	6,525,000	6,541,961	16,961	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	PHP	640,498	12,426,000	12,564,331	138,331	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	PHP	584,733	11,440,000	11,470,408	30,408	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	PHP	284,862	5,544,000	5,587,991	43,991	—

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Polish Zloty,
Expiring 10/18/19	Citibank, N.A.	PLN	32,092	$ 8,494,000	$ 8,296,571	$ —	$ (197,429)
Expiring 10/18/19	Citibank, N.A.	PLN	20,222	5,334,000	5,227,843	—	(106,157)
Expiring 10/18/19	HSBC Bank USA, N.A.	PLN	123,073	32,506,072	31,817,498	—	(688,574)
Russian Ruble,
Expiring 09/18/19	Bank of America, N.A.	RUB	273,053	4,178,000	4,261,229	83,229	—
Expiring 09/18/19	Barclays Bank PLC	RUB	850,027	13,011,037	13,265,396	254,359	—
Expiring 09/18/19	Barclays Bank PLC	RUB	494,150	7,771,000	7,711,637	—	(59,363)
Expiring 09/18/19	Citibank, N.A.	RUB	676,746	10,620,628	10,561,209	—	(59,419)
Expiring 09/18/19	Citibank, N.A.	RUB	672,242	10,561,540	10,490,914	—	(70,626)
Expiring 09/18/19	Citibank, N.A.	RUB	453,157	7,089,000	7,071,908	—	(17,092)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	RUB	6,166,789	93,155,316	96,238,033	3,082,717	—
Singapore Dollar,
Expiring 09/18/19	Bank of America, N.A.	SGD	8,631	6,335,000	6,285,424	—	(49,576)
Expiring 09/18/19	Bank of America, N.A.	SGD	8,144	5,902,000	5,931,068	29,068	—
Expiring 09/18/19	Bank of America, N.A.	SGD	7,255	5,319,000	5,283,669	—	(35,331)
Expiring 09/18/19	Bank of America, N.A.	SGD	6,976	5,120,000	5,080,305	—	(39,695)
Expiring 09/18/19	Barclays Bank PLC	SGD	12,793	9,470,000	9,316,787	—	(153,213)
Expiring 09/18/19	Barclays Bank PLC	SGD	11,923	8,769,000	8,682,872	—	(86,128)

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar (cont’d.),
Expiring 09/18/19	BNP Paribas S.A.	SGD	7,674	$ 5,646,567	$ 5,588,899	$ —	$ (57,668)
Expiring 09/18/19	Citibank, N.A.	SGD	12,615	9,172,000	9,186,561	14,561	—
Expiring 09/18/19	Citibank, N.A.	SGD	9,258	6,766,000	6,742,373	—	(23,627)
Expiring 09/18/19	Credit Suisse International	SGD	15,197	11,143,000	11,067,158	—	(75,842)
Expiring 09/18/19	HSBC Bank USA, N.A.	SGD	11,061	8,170,000	8,055,133	—	(114,867)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	SGD	26,974	19,944,000	19,643,915	—	(300,085)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	SGD	6,717	4,892,000	4,891,840	—	(160)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	SGD	28,847	21,229,556	21,007,761	—	(221,795)
Expiring 09/18/19	UBS AG	SGD	32,532	24,055,000	23,691,290	—	(363,710)
Expiring 09/18/19	UBS AG	SGD	25,852	19,127,000	18,826,637	—	(300,363)
Expiring 09/18/19	UBS AG	SGD	22,267	16,429,000	16,215,710	—	(213,290)
Expiring 09/18/19	UBS AG	SGD	16,202	11,990,000	11,799,038	—	(190,962)
Expiring 09/18/19	UBS AG	SGD	15,134	11,135,000	11,020,962	—	(114,038)
Expiring 09/18/19	UBS AG	SGD	10,475	7,691,000	7,628,236	—	(62,764)
Expiring 09/18/19	UBS AG	SGD	8,972	6,552,000	6,533,592	—	(18,408)
Expiring 09/18/19	UBS AG	SGD	8,178	5,986,000	5,955,341	—	(30,659)
Expiring 09/18/19	UBS AG	SGD	7,717	5,663,000	5,619,664	—	(43,336)
South African Rand,
Expiring 09/18/19	Bank of America, N.A.	ZAR	115,173	7,746,000	7,981,652	235,652	—
Expiring 09/18/19	Barclays Bank PLC	ZAR	182,174	12,579,125	12,624,941	45,816	—
Expiring 09/18/19	Barclays Bank PLC	ZAR	74,895	4,975,000	5,190,322	215,322	—
Expiring 09/18/19	Barclays Bank PLC	ZAR	72,782	5,117,000	5,043,944	—	(73,056)

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 09/18/19	Citibank, N.A.	ZAR	306,611	$ 21,177,700	$ 21,248,640	$ 70,940	$ —
Expiring 09/18/19	Citibank, N.A.	ZAR	190,948	13,376,783	13,233,034	—	(143,749)
Expiring 09/18/19	Citibank, N.A.	ZAR	187,223	13,388,756	12,974,870	—	(413,886)
Expiring 09/18/19	Citibank, N.A.	ZAR	129,638	8,563,700	8,984,120	420,420	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	ZAR	69,049	4,844,000	4,785,183	—	(58,817)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	ZAR	471,374	33,568,396	32,667,021	—	(901,375)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	ZAR	131,434	9,120,000	9,108,583	—	(11,417)
Expiring 09/18/19	UBS AG	ZAR	142,454	9,438,000	9,872,294	434,294	—
South Korean Won,
Expiring 09/18/19	Barclays Bank PLC	KRW	5,995,671	5,139,000	5,075,443	—	(63,557)
Expiring 09/18/19	Citibank, N.A.	KRW	14,721,990	12,507,000	12,462,427	—	(44,573)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	KRW	8,294,681	7,056,000	7,021,595	—	(34,405)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	KRW	6,357,505	5,390,000	5,381,741	—	(8,259)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	KRW	17,385,946	14,762,000	14,717,513	—	(44,487)

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 09/18/19	Morgan Stanley & Co. International PLC	KRW	16,563,078	$ 14,105,000	$ 14,020,941	$ —	$ (84,059)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	KRW	15,408,897	13,343,000	13,043,906	—	(299,094)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	KRW	13,008,276	11,025,000	11,011,738	—	(13,262)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	KRW	11,957,886	10,170,000	10,122,564	—	(47,436)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	KRW	9,837,951	8,358,000	8,328,001	—	(29,999)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	KRW	9,685,360	8,232,000	8,198,830	—	(33,170)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	KRW	9,487,118	8,057,000	8,031,014	—	(25,986)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	KRW	7,125,811	6,144,000	6,032,126	—	(111,874)

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 09/18/19	Morgan Stanley & Co. International PLC	KRW	6,698,292	$ 5,677,000	$ 5,670,224	$ —	$ (6,776)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	KRW	6,171,307	5,305,000	5,224,121	—	(80,879)
Swedish Krona,
Expiring 10/18/19	Bank of America, N.A.	SEK	213,879	22,929,990	22,267,200	—	(662,790)
Expiring 10/18/19	Morgan Stanley & Co. International PLC	SEK	111,145	11,888,000	11,571,488	—	(316,512)
Expiring 10/18/19	UBS AG	SEK	100,624	10,548,000	10,476,107	—	(71,893)
Swiss Franc,
Expiring 10/18/19	Barclays Bank PLC	CHF	12,035	12,249,000	12,191,194	—	(57,806)
Thai Baht,
Expiring 08/09/19	Barclays Bank PLC	THB	285,034	9,255,000	9,269,701	14,701	—
Expiring 08/09/19	Citibank, N.A.	THB	1,362,561	42,871,413	44,312,417	1,441,004	—
Expiring 08/09/19	Citibank, N.A.	THB	500,637	15,697,000	16,281,444	584,444	—
Expiring 08/09/19	Citibank, N.A.	THB	318,013	10,353,000	10,342,240	—	(10,760)
Expiring 08/09/19	Citibank, N.A.	THB	265,192	8,641,000	8,624,432	—	(16,568)
Expiring 08/09/19	Citibank, N.A.	THB	211,319	6,851,000	6,872,399	21,399	—
Expiring 08/09/19	Citibank, N.A.	THB	133,189	4,359,000	4,331,504	—	(27,496)
Expiring 08/09/19	JPMorgan Chase Bank, N.A.	THB	1,362,561	42,701,453	44,312,417	1,610,964	—

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 08/09/19	JPMorgan Chase Bank, N.A.	THB	608,869	$ 18,988,000	$ 19,801,295	$ 813,295	$ —
Expiring 08/09/19	JPMorgan Chase Bank, N.A.	THB	181,138	5,802,000	5,890,881	88,881	—
Expiring 08/09/19	JPMorgan Chase Bank, N.A.	THB	146,181	4,685,000	4,754,027	69,027	—
Expiring 08/09/19	Morgan Stanley & Co. International PLC	THB	186,579	6,089,000	6,067,820	—	(21,180)
Turkish Lira,
Expiring 09/18/19	Barclays Bank PLC	TRY	65,089	10,484,000	11,438,493	954,493	—
Expiring 09/18/19	Barclays Bank PLC	TRY	52,222	8,958,000	9,177,394	219,394	—
Expiring 09/18/19	Barclays Bank PLC	TRY	38,913	6,656,000	6,838,432	182,432	—
Expiring 09/18/19	Barclays Bank PLC	TRY	29,803	5,125,000	5,237,549	112,549	—
Expiring 09/18/19	Barclays Bank PLC	TRY	28,261	4,987,000	4,966,548	—	(20,452)
Expiring 09/18/19	Citibank, N.A.	TRY	52,570	8,823,500	9,238,543	415,043	—
Expiring 09/18/19	Citibank, N.A.	TRY	35,938	5,940,000	6,315,549	375,549	—
Expiring 09/18/19	HSBC Bank USA, N.A.	TRY	78,376	13,372,460	13,773,549	401,089	—
Expiring 09/18/19	HSBC Bank USA, N.A.	TRY	66,245	10,185,000	11,641,668	1,456,668	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TRY	62,949	10,711,005	11,062,365	351,360	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TRY	46,494	7,923,000	8,170,651	247,651	—

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 09/18/19	Morgan Stanley & Co. International PLC	TRY	62,388	$ 10,663,457	$ 10,963,785	$ 300,328	$ —
Expiring 09/18/19	Morgan Stanley & Co. International PLC	TRY	55,601	9,100,000	9,771,128	671,128	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	TRY	53,468	8,732,048	9,396,295	664,247	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	TRY	47,998	7,838,000	8,435,063	597,063	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	TRY	46,269	6,998,000	8,131,220	1,133,220	—
				$2,807,702,331	$2,819,182,171	35,486,957	(24,007,117)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/22/19	Bank of America, N.A.	AUD	9,996	$ 7,019,000	$ 6,854,607	$ 164,393	$ —
Expiring 10/22/19	Barclays Bank PLC	AUD	63,375	44,695,210	43,459,325	1,235,885	—

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real,
Expiring 08/02/19	Morgan Stanley & Co. International PLC	BRL	365,847	$ 95,204,446	$ 95,849,398	$ —	$ (644,952)
Expiring 10/02/19	Morgan Stanley & Co. International PLC	BRL	285,130	75,337,451	74,340,598	996,853	—
British Pound,
Expiring 10/18/19	Barclays Bank PLC	GBP	6,902	8,606,000	8,425,803	180,197	—
Expiring 10/18/19	Barclays Bank PLC	GBP	5,893	7,355,000	7,194,188	160,812	—
Expiring 10/18/19	JPMorgan Chase Bank, N.A.	GBP	418,213	521,003,806	510,538,989	10,464,817	—
Expiring 10/18/19	JPMorgan Chase Bank, N.A.	GBP	14,542	17,749,000	17,752,088	—	(3,088)
Expiring 10/18/19	JPMorgan Chase Bank, N.A.	GBP	8,350	10,464,000	10,192,801	271,199	—
Expiring 10/18/19	Morgan Stanley & Co. International PLC	GBP	14,837	18,232,000	18,112,052	119,948	—
Canadian Dollar,
Expiring 10/22/19	Barclays Bank PLC	CAD	32,484	24,933,223	24,649,120	284,103	—
Expiring 10/22/19	BNP Paribas S.A.	CAD	8,401	6,407,000	6,374,397	32,603	—
Chilean Peso,
Expiring 09/23/19	BNP Paribas S.A.	CLP	7,333,657	10,575,000	10,420,086	154,914	—
Expiring 09/23/19	BNP Paribas S.A.	CLP	7,211,322	10,606,827	10,246,266	360,561	—
Expiring 09/23/19	BNP Paribas S.A.	CLP	4,952,179	7,100,000	7,036,344	63,656	—

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chilean Peso (cont’d.),
Expiring 09/23/19	BNP Paribas S.A.	CLP	3,070,886	$ 4,416,000	$ 4,363,294	$ 52,706	$ —
Expiring 09/23/19	Citibank, N.A.	CLP	72,842,252	104,852,747	103,498,511	1,354,236	—
Expiring 09/23/19	Citibank, N.A.	CLP	10,861,128	15,989,106	15,432,123	556,983	—
Expiring 09/23/19	Citibank, N.A.	CLP	9,517,390	13,607,084	13,522,861	84,223	—
Expiring 09/23/19	Citibank, N.A.	CLP	7,210,363	10,561,540	10,244,904	316,636	—
Expiring 09/23/19	HSBC Bank USA, N.A.	CLP	5,252,074	7,755,000	7,462,452	292,548	—
Expiring 09/23/19	JPMorgan Chase Bank, N.A.	CLP	9,407,708	13,581,460	13,367,018	214,442	—
Expiring 09/23/19	JPMorgan Chase Bank, N.A.	CLP	4,293,001	6,337,000	6,099,745	237,255	—
Expiring 09/23/19	Morgan Stanley & Co. International PLC	CLP	7,281,435	10,663,457	10,345,887	317,570	—
Expiring 09/23/19	Morgan Stanley & Co. International PLC	CLP	4,606,400	6,607,000	6,545,042	61,958	—
Chinese Renminbi,
Expiring 10/25/19	HSBC Bank USA, N.A.	CNH	508,697	73,929,889	73,588,743	341,146	—
Expiring 05/14/21	JPMorgan Chase Bank, N.A.	CNH	337,388	48,428,608	48,132,437	296,171	—
Colombian Peso,
Expiring 09/18/19	Barclays Bank PLC	COP	18,807,080	5,874,000	5,714,666	159,334	—
Expiring 09/18/19	Citibank, N.A.	COP	178,955,594	53,974,145	54,376,939	—	(402,794)
Expiring 09/18/19	Citibank, N.A.	COP	19,787,277	5,983,000	6,012,506	—	(29,506)

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Colombian Peso (cont’d.),
Expiring 09/18/19	Morgan Stanley & Co. International PLC	COP	178,955,594	$ 54,171,513	$ 54,376,939	$ —	$ (205,426)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	COP	22,840,569	6,858,000	6,940,270	—	(82,270)
Czech Koruna,
Expiring 10/18/19	Barclays Bank PLC	CZK	248,502	10,863,000	10,715,487	147,513	—
Expiring 10/18/19	Barclays Bank PLC	CZK	237,085	10,368,000	10,223,185	144,815	—
Euro,
Expiring 10/18/19	Barclays Bank PLC	EUR	1,791,927	2,023,139,026	1,996,483,490	26,655,536	—
Expiring 10/18/19	Barclays Bank PLC	EUR	39,798	44,716,575	44,340,673	375,902	—
Expiring 10/18/19	Barclays Bank PLC	EUR	16,114	18,075,000	17,952,935	122,065	—
Expiring 10/18/19	JPMorgan Chase Bank, N.A.	EUR	11,709	13,143,000	13,045,368	97,632	—
Expiring 10/18/19	Morgan Stanley & Co. International PLC	EUR	111,932	125,492,700	124,709,874	782,826	—
Expiring 10/18/19	Morgan Stanley & Co. International PLC	EUR	5,440	6,094,000	6,061,103	32,897	—
Expiring 10/18/19	UBS AG	EUR	1,791,927	2,025,047,428	1,996,483,490	28,563,938	—
Expiring 10/18/19	UBS AG	EUR	37,771	42,467,000	42,082,218	384,782	—
Expiring 10/18/19	UBS AG	EUR	11,645	13,040,000	12,974,863	65,137	—

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Hungarian Forint,
Expiring 10/18/19	Morgan Stanley & Co. International PLC	HUF	1,383,638	$ 4,735,000	$ 4,718,872	$ 16,128	$ —
Indian Rupee,
Expiring 09/18/19	Barclays Bank PLC	INR	491,008	7,096,000	7,101,953	—	(5,953)
Expiring 09/18/19	Barclays Bank PLC	INR	377,861	5,483,000	5,465,394	17,606	—
Expiring 09/18/19	BNP Paribas S.A.	INR	550,948	7,944,000	7,968,934	—	(24,934)
Expiring 09/18/19	Citibank, N.A.	INR	921,675	13,358,000	13,331,144	26,856	—
Expiring 09/18/19	HSBC Bank USA, N.A.	INR	683,033	9,869,000	9,879,420	—	(10,420)
Expiring 09/18/19	HSBC Bank USA, N.A.	INR	521,816	7,562,000	7,547,562	14,438	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	INR	648,096	9,373,000	9,374,085	—	(1,085)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	INR	513,653	7,317,000	7,429,501	—	(112,501)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	INR	394,995	5,598,000	5,713,220	—	(115,220)
Indonesian Rupiah,
Expiring 09/18/19	Barclays Bank PLC	IDR	219,812,760	15,458,000	15,598,076	—	(140,076)
Expiring 09/18/19	Barclays Bank PLC	IDR	182,036,728	12,904,000	12,917,460	—	(13,460)
Expiring 09/18/19	Barclays Bank PLC	IDR	135,727,089	9,524,708	9,631,294	—	(106,586)
Expiring 09/18/19	Barclays Bank PLC	IDR	117,596,867	8,261,038	8,344,760	—	(83,722)

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah (cont’d.),
Expiring 09/18/19	Barclays Bank PLC	IDR	91,763,775	$ 6,515,000	$ 6,511,625	$ 3,375	$ —
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	312,625,050	21,824,500	22,184,104	—	(359,604)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	277,135,306	19,163,000	19,665,726	—	(502,726)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	260,336,892	17,971,000	18,473,698	—	(502,698)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	243,855,747	16,742,125	17,304,184	—	(562,059)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	218,787,360	15,068,000	15,525,312	—	(457,312)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	214,792,821	15,051,000	15,241,857	—	(190,857)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	204,076,394	14,286,862	14,481,411	—	(194,549)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	198,290,602	13,639,000	14,070,847	—	(431,847)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	192,365,589	13,273,000	13,650,404	—	(377,404)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	184,215,401	12,749,000	13,072,061	—	(323,061)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	154,548,996	10,808,000	10,966,911	—	(158,911)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	IDR	187,774,165	13,099,000	13,324,593	—	(225,593)

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Israeli Shekel,
Expiring 08/26/19	JPMorgan Chase Bank, N.A.	ILS	184,613	$ 52,246,525	$ 52,657,549	$ —	$ (411,024)
Japanese Yen,
Expiring 10/18/19	Bank of America, N.A.	JPY	13,510,672	125,672,484	124,940,484	732,000	—
Mexican Peso,
Expiring 09/18/19	Barclays Bank PLC	MXN	119,140	6,193,000	6,166,418	26,582	—
Expiring 09/18/19	Citibank, N.A.	MXN	95,617	4,946,000	4,948,907	—	(2,907)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	MXN	89,580	4,651,000	4,636,484	14,516	—
Expiring 09/18/19	UBS AG	MXN	136,007	7,070,000	7,039,412	30,588	—
Expiring 09/18/19	UBS AG	MXN	130,725	6,810,000	6,766,033	43,967	—
Expiring 09/18/19	UBS AG	MXN	94,150	4,921,000	4,872,991	48,009	—
Expiring 09/18/19	UBS AG	MXN	91,657	4,744,000	4,743,979	21	—
New Taiwanese Dollar,
Expiring 09/18/19	Barclays Bank PLC	TWD	1,112,010	36,052,000	35,858,435	193,565	—
Expiring 09/18/19	Barclays Bank PLC	TWD	960,469	31,057,000	30,971,774	85,226	—
Expiring 09/18/19	Barclays Bank PLC	TWD	628,429	20,111,000	20,264,632	—	(153,632)
Expiring 09/18/19	Barclays Bank PLC	TWD	264,004	8,519,000	8,513,204	5,796	—
Expiring 09/18/19	Citibank, N.A.	TWD	167,311	5,398,000	5,395,198	2,802	—
Expiring 09/18/19	Credit Suisse International	TWD	788,796	25,459,000	25,435,931	23,069	—
Expiring 09/18/19	HSBC Bank USA, N.A.	TWD	1,093,922	35,322,000	35,275,187	46,813	—
Expiring 09/18/19	HSBC Bank USA, N.A.	TWD	633,788	20,497,000	20,437,448	59,552	—
Expiring 09/18/19	HSBC Bank USA, N.A.	TWD	182,219	5,831,000	5,875,920	—	(44,920)

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar (cont’d.),
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TWD	1,036,359	$ 33,531,000	$ 33,418,982	$ 112,018	$ —
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TWD	937,130	30,230,000	30,219,180	10,820	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TWD	853,669	27,014,000	27,527,866	—	(513,866)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TWD	702,672	22,668,000	22,658,717	9,283	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TWD	621,274	19,802,000	20,033,920	—	(231,920)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TWD	410,354	13,275,784	13,232,503	43,281	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TWD	402,632	13,007,000	12,983,470	23,530	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	TWD	938,472	30,387,000	30,262,458	124,542	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	TWD	773,270	25,071,000	24,935,261	135,739	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	TWD	578,786	18,691,000	18,663,817	27,183	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	TWD	404,412	12,910,000	13,040,886	—	(130,886)

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar (cont’d.),
Expiring 09/18/19	Morgan Stanley & Co. International PLC	TWD	374,136	$ 12,152,000	$ 12,064,576	$ 87,424	$ —
New Zealand Dollar,
Expiring 10/22/19	Barclays Bank PLC	NZD	11,132	7,380,000	7,321,363	58,637	—
Expiring 10/22/19	Citibank, N.A.	NZD	43,710	29,666,631	28,747,739	918,892	—
Expiring 10/22/19	JPMorgan Chase Bank, N.A.	NZD	12,128	8,061,115	7,976,744	84,371	—
Expiring 10/22/19	Morgan Stanley & Co. International PLC	NZD	20,165	13,550,481	13,262,177	288,304	—
Norwegian Krone,
Expiring 10/18/19	HSBC Bank USA, N.A.	NOK	105,879	12,208,000	11,977,767	230,233	—
Peruvian Nuevo Sol,
Expiring 09/18/19	BNP Paribas S.A.	PEN	48,336	14,668,000	14,598,846	69,154	—
Expiring 09/18/19	BNP Paribas S.A.	PEN	35,466	10,594,000	10,711,651	—	(117,651)
Expiring 09/18/19	BNP Paribas S.A.	PEN	31,827	9,488,000	9,612,712	—	(124,712)
Expiring 09/18/19	BNP Paribas S.A.	PEN	27,254	8,132,000	8,231,274	—	(99,274)
Expiring 09/18/19	BNP Paribas S.A.	PEN	22,318	6,658,000	6,740,487	—	(82,487)
Expiring 09/18/19	BNP Paribas S.A.	PEN	17,630	5,240,000	5,324,701	—	(84,701)
Expiring 09/18/19	BNP Paribas S.A.	PEN	15,038	4,562,000	4,541,890	20,110	—
Expiring 09/18/19	HSBC Bank USA, N.A.	PEN	29,921	8,941,000	9,036,919	—	(95,919)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	PEN	25,297	7,661,000	7,640,453	20,547	—

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Peruvian Nuevo Sol (cont’d.),
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	PEN	17,752	$ 5,383,000	$ 5,361,572	$ 21,428	$ —
Philippine Peso,
Expiring 09/18/19	Barclays Bank PLC	PHP	745,064	14,276,000	14,615,555	—	(339,555)
Expiring 09/18/19	Barclays Bank PLC	PHP	534,056	10,196,000	10,476,314	—	(280,314)
Expiring 09/18/19	Barclays Bank PLC	PHP	529,534	10,123,000	10,387,605	—	(264,605)
Expiring 09/18/19	Barclays Bank PLC	PHP	259,094	4,937,000	5,082,512	—	(145,512)
Expiring 09/18/19	Citibank, N.A.	PHP	217,035	4,227,000	4,257,473	—	(30,473)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	PHP	743,961	14,383,000	14,593,903	—	(210,903)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	PHP	612,871	11,867,000	12,022,387	—	(155,387)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	PHP	415,444	8,045,000	8,149,552	—	(104,552)
Polish Zloty,
Expiring 10/18/19	UBS AG	PLN	19,230	4,992,000	4,971,531	20,469	—
Singapore Dollar,
Expiring 09/18/19	Bank of America, N.A.	SGD	19,075	13,885,000	13,891,219	—	(6,219)
Expiring 09/18/19	Bank of America, N.A.	SGD	8,968	6,505,000	6,531,131	—	(26,131)
Expiring 09/18/19	Barclays Bank PLC	SGD	6,162	4,509,000	4,487,702	21,298	—
Expiring 09/18/19	BNP Paribas S.A.	SGD	17,120	12,594,000	12,467,500	126,500	—
Expiring 09/18/19	Citibank, N.A.	SGD	13,657	9,993,876	9,945,579	48,297	—
Expiring 09/18/19	Citibank, N.A.	SGD	12,095	8,883,000	8,808,211	74,789	—
Expiring 09/18/19	Citibank, N.A.	SGD	10,216	7,433,000	7,439,837	—	(6,837)

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar (cont’d.),
Expiring 09/18/19	HSBC Bank USA, N.A.	SGD	9,142	$ 6,690,000	$ 6,657,353	$ 32,647	$ —
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	SGD	67,738	49,708,922	49,330,048	378,874	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	SGD	24,716	18,209,000	17,999,269	209,731	—
Expiring 09/18/19	UBS AG	SGD	15,386	11,262,000	11,204,970	57,030	—
Expiring 09/18/19	UBS AG	SGD	11,425	8,400,000	8,320,390	79,610	—
Expiring 09/18/19	UBS AG	SGD	6,673	4,924,000	4,859,558	64,442	—
South African Rand,
Expiring 09/18/19	Barclays Bank PLC	ZAR	1,000,819	66,553,138	69,358,472	—	(2,805,334)
Expiring 09/18/19	Barclays Bank PLC	ZAR	346,614	24,036,368	24,020,933	15,435	—
South Korean Won,
Expiring 09/18/19	Morgan Stanley & Co. International PLC	KRW	11,195,534	9,549,000	9,477,219	71,781	—
Swedish Krona,
Expiring 10/18/19	BNP Paribas S.A.	SEK	106,507	11,278,000	11,088,531	189,469	—
Expiring 10/18/19	HSBC Bank USA, N.A.	SEK	78,088	8,298,000	8,129,809	168,191	—
Swiss Franc,
Expiring 10/18/19	Bank of America, N.A.	CHF	185,641	189,627,888	188,053,937	1,573,951	—
Expiring 10/18/19	Bank of America, N.A.	CHF	12,074	12,352,000	12,230,820	121,180	—
Expiring 10/18/19	JPMorgan Chase Bank, N.A.	CHF	13,537	13,821,000	13,712,555	108,445	—
Expiring 10/18/19	JPMorgan Chase Bank, N.A.	CHF	6,789	6,965,000	6,877,097	87,903	—

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 10/18/19	Morgan Stanley & Co. International PLC	CHF	19,219	$ 19,546,000	$ 19,469,304	$ 76,696	$ —
Expiring 10/18/19	Morgan Stanley & Co. International PLC	CHF	8,747	8,990,000	8,860,694	129,306	—
Expiring 10/18/19	UBS AG	CHF	6,377	6,466,000	6,459,471	6,529	—
Thai Baht,
Expiring 08/09/19	Barclays Bank PLC	THB	214,128	6,851,000	6,963,748	—	(112,748)
Expiring 08/09/19	Barclays Bank PLC	THB	204,244	6,540,000	6,642,313	—	(102,313)
Expiring 08/09/19	Citibank, N.A.	THB	742,975	23,618,000	24,162,609	—	(544,609)
Expiring 08/09/19	Citibank, N.A.	THB	729,720	23,140,000	23,731,532	—	(591,532)
Expiring 08/09/19	Citibank, N.A.	THB	673,121	21,175,000	21,890,871	—	(715,871)
Expiring 08/09/19	Citibank, N.A.	THB	471,312	15,037,000	15,327,746	—	(290,746)
Expiring 08/09/19	Citibank, N.A.	THB	295,486	9,440,000	9,609,632	—	(169,632)
Expiring 08/09/19	Citibank, N.A.	THB	282,666	9,025,000	9,192,692	—	(167,692)
Expiring 08/09/19	Citibank, N.A.	THB	267,003	8,525,000	8,683,319	—	(158,319)
Expiring 08/09/19	Citibank, N.A.	THB	233,643	7,460,000	7,598,419	—	(138,419)
Expiring 08/09/19	Citibank, N.A.	THB	168,589	5,397,000	5,482,748	—	(85,748)
Expiring 08/09/19	JPMorgan Chase Bank, N.A.	THB	704,621	22,034,000	22,915,276	—	(881,276)
Expiring 08/09/19	JPMorgan Chase Bank, N.A.	THB	699,487	21,974,000	22,748,327	—	(774,327)

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 08/09/19	JPMorgan Chase Bank, N.A.	THB	329,883	$ 10,438,000	$ 10,728,251	$ —	$ (290,251)
Turkish Lira,
Expiring 09/18/19	Barclays Bank PLC	TRY	39,637	6,024,000	6,965,725	—	(941,725)
Expiring 09/18/19	BNP Paribas S.A.	TRY	64,832	10,428,212	11,393,340	—	(965,128)
Expiring 09/18/19	Citibank, N.A.	TRY	531,782	79,063,612	93,453,507	—	(14,389,895)
Expiring 09/18/19	Citibank, N.A.	TRY	35,909	5,571,553	6,310,544	—	(738,991)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TRY	75,919	13,471,002	13,341,658	129,344	—
				$7,701,165,065	$7,652,346,108	83,616,514	(34,797,557)
						$119,103,471	$(58,804,674)
Cross currency exchange contracts outstanding at July 31, 2019:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
10/18/19	Buy	CHF	13,119	EUR	11,906	$ 24,861	$ —	Citibank, N.A.
10/18/19	Buy	EUR	32,221	GBP	29,428	—	(25,125)	Citibank, N.A.
10/18/19	Buy	EUR	32,229	SEK	343,447	151,658	—	Citibank, N.A.
10/18/19	Buy	GBP	9,364	EUR	10,374	—	(127,170)	Morgan Stanley & Co. International PLC
10/18/19	Buy	GBP	14,586	EUR	16,159	—	(197,517)	Morgan Stanley & Co. International PLC
						$176,519	$(349,812)

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2019:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)*:
Federation of Malaysia (D01)	12/20/21	1.000%(Q)	2,000	0.223%	$ 38,919	$ (684)	$ 39,603	Barclays Bank PLC
Federative Republic of Brazil (D01)	12/20/21	1.000%(Q)	7,500	0.722%	57,587	(2,564)	60,151	Barclays Bank PLC
People’s Republic of China (D01)	12/20/21	1.000%(Q)	4,500	0.177%	92,478	(1,538)	94,016	Barclays Bank PLC
Republic of Argentina (D01)	12/20/21	1.000%(Q)	1,500	11.519%	(309,832)	(513)	(309,319)	Barclays Bank PLC
Republic of Chile (D01)	12/20/21	1.000%(Q)	1,500	0.156%	31,616	(513)	32,129	Barclays Bank PLC
Republic of Colombia (D01)	12/20/21	1.000%(Q)	1,500	0.414%	22,390	(513)	22,903	Barclays Bank PLC
Republic of Indonesia (D01)	12/20/21	1.000%(Q)	2,000	0.380%	31,457	(684)	32,141	Barclays Bank PLC
Republic of Panama (D01)	12/20/21	1.000%(Q)	1,500	0.195%	30,217	(513)	30,730	Barclays Bank PLC
Republic of Peru (D01)	12/20/21	1.000%(Q)	1,500	0.153%	31,725	(513)	32,238	Barclays Bank PLC
Republic of Philippines (D01)	12/20/21	1.000%(Q)	1,500	0.230%	28,937	(513)	29,450	Barclays Bank PLC
Republic of South Africa (D01)	12/20/21	1.000%(Q)	5,000	1.079%	(3,421)	(1,709)	(1,712)	Barclays Bank PLC
Republic of Turkey (D01)	12/20/21	1.000%(Q)	7,500	2.926%	(319,380)	(2,564)	(316,816)	Barclays Bank PLC
Russian Federation (D01)	12/20/21	1.000%(Q)	5,500	0.585%	59,969	(1,880)	61,849	Barclays Bank PLC
United Mexican States (D01)	12/20/21	1.000%(Q)	5,500	0.665%	49,517	(1,880)	51,397	Barclays Bank PLC
Federation of Malaysia (D02)	06/20/22	1.000%(Q)	4,500	0.327%	90,944	(2,181)	93,125	Barclays Bank PLC

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)*(cont’d.):
Federative Republic of Brazil (D02)	06/20/22	1.000%(Q)	22,500	0.794%	$ 156,131	$ (10,906)	$ 167,037	Barclays Bank PLC
People’s Republic of China (D02)	06/20/22	1.000%(Q)	15,000	0.256%	333,596	(7,271)	340,867	Barclays Bank PLC
Republic of Argentina (D02)	06/20/22	1.000%(Q)	4,500	11.093%	(1,037,937)	(2,181)	(1,035,756)	Barclays Bank PLC
Republic of Chile (D02)	06/20/22	1.000%(Q)	4,500	0.178%	110,167	(2,181)	112,348	Barclays Bank PLC
Republic of Colombia (D02)	06/20/22	1.000%(Q)	6,000	0.463%	97,907	(2,908)	100,815	Barclays Bank PLC
Republic of Indonesia (D02)	06/20/22	1.000%(Q)	6,000	0.552%	82,875	(2,908)	85,783	Barclays Bank PLC
Republic of Panama (D02)	06/20/22	1.000%(Q)	4,500	0.236%	102,666	(2,181)	104,847	Barclays Bank PLC
Republic of Peru (D02)	06/20/22	1.000%(Q)	4,500	0.183%	109,500	(2,181)	111,681	Barclays Bank PLC
Republic of Philippines (D02)	06/20/22	1.000%(Q)	4,500	0.332%	90,354	(2,181)	92,535	Barclays Bank PLC
Republic of South Africa (D02)	06/20/22	1.000%(Q)	13,500	1.182%	(53,014)	(6,544)	(46,470)	Barclays Bank PLC
Republic of Turkey (D02)	06/20/22	1.000%(Q)	22,500	3.115%	(1,259,565)	(10,906)	(1,248,659)	Barclays Bank PLC
Russian Federation (D02)	06/20/22	1.000%(Q)	13,500	0.642%	151,675	(6,544)	158,219	Barclays Bank PLC
United Mexican States (D02)	06/20/22	1.000%(Q)	19,500	0.718%	177,045	(9,452)	186,497	Barclays Bank PLC
Federation of Malaysia (D03)	06/20/23	1.000%(Q)	7,500	0.461%	160,788	(3,759)	164,547	Barclays Bank PLC
Federative Republic of Brazil (D03)	06/20/23	1.000%(Q)	37,500	0.968%	88,163	(18,794)	106,957	Barclays Bank PLC

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)*(cont’d.):
People’s Republic of China (D03)	06/20/23	1.000%(Q)	27,500	0.373%	$ 682,504	$ (13,782)	$ 696,286	Barclays Bank PLC
Republic of Argentina (D03)	06/20/23	1.000%(Q)	7,500	10.302%	(2,005,790)	(3,759)	(2,002,031)	Barclays Bank PLC
Republic of Chile (D03)	06/20/23	1.000%(Q)	7,500	0.239%	224,312	(3,759)	228,071	Barclays Bank PLC
Republic of Colombia (D03)	06/20/23	1.000%(Q)	10,000	0.625%	152,307	(5,012)	157,319	Barclays Bank PLC
Republic of Indonesia (D03)	06/20/23	1.000%(Q)	10,000	0.766%	99,278	(5,012)	104,290	Barclays Bank PLC
Republic of Lebanon (D03)	06/20/23	1.000%(Q)	7,500	9.610%	(1,912,694)	(3,759)	(1,908,935)	Barclays Bank PLC
Republic of Panama (D03)	06/20/23	1.000%(Q)	7,500	0.355%	191,251	(3,759)	195,010	Barclays Bank PLC
Republic of Peru (D03)	06/20/23	1.000%(Q)	7,500	0.321%	200,971	(3,759)	204,730	Barclays Bank PLC
Republic of Philippines (D03)	06/20/23	1.000%(Q)	7,500	0.442%	166,323	(3,759)	170,082	Barclays Bank PLC
Republic of South Africa (D03)	06/20/23	1.000%(Q)	22,500	1.450%	(347,134)	(11,276)	(335,858)	Barclays Bank PLC
Republic of Turkey (D03)	06/20/23	1.000%(Q)	35,000	3.357%	(2,863,037)	(17,541)	(2,845,496)	Barclays Bank PLC
Russian Federation (D03)	06/20/23	1.000%(Q)	22,500	0.803%	192,110	(11,276)	203,386	Barclays Bank PLC
United Mexican States (D03)	06/20/23	1.000%(Q)	32,500	0.918%	137,042	(16,288)	153,330	Barclays Bank PLC
Federation of Malaysia (D04)	06/20/23	1.000%(Q)	4,500	0.461%	96,473	(2,368)	98,841	Barclays Bank PLC
Federative Republic of Brazil (D04)	06/20/23	1.000%(Q)	22,500	0.968%	52,898	(11,840)	64,738	Barclays Bank PLC

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)*(cont’d.):
People’s Republic of China (D04)	06/20/23	1.000%(Q)	16,500	0.373%	$ 409,502	$ (8,683)	$ 418,185	Barclays Bank PLC
Republic of Argentina (D04)	06/20/23	1.000%(Q)	4,500	10.302%	(1,203,474)	(2,368)	(1,201,106)	Barclays Bank PLC
Republic of Chile (D04)	06/20/23	1.000%(Q)	4,500	0.239%	134,587	(2,368)	136,955	Barclays Bank PLC
Republic of Colombia (D04)	06/20/23	1.000%(Q)	6,000	0.625%	91,384	(3,157)	94,541	Barclays Bank PLC
Republic of Indonesia (D04)	06/20/23	1.000%(Q)	6,000	0.766%	59,567	(3,157)	62,724	Barclays Bank PLC
Republic of Lebanon (D04)	06/20/23	1.000%(Q)	4,500	9.610%	(1,147,616)	(2,368)	(1,145,248)	Barclays Bank PLC
Republic of Panama (D04)	06/20/23	1.000%(Q)	4,500	0.355%	114,751	(2,368)	117,119	Barclays Bank PLC
Republic of Peru (D04)	06/20/23	1.000%(Q)	4,500	0.321%	120,583	(2,368)	122,951	Barclays Bank PLC
Republic of Philippines (D04)	06/20/23	1.000%(Q)	4,500	0.442%	99,794	(2,368)	102,162	Barclays Bank PLC
Republic of South Africa (D04)	06/20/23	1.000%(Q)	13,500	1.450%	(208,280)	(7,104)	(201,176)	Barclays Bank PLC
Republic of Turkey (D04)	06/20/23	1.000%(Q)	21,000	3.357%	(1,717,822)	(11,051)	(1,706,771)	Barclays Bank PLC
Russian Federation (D04)	06/20/23	1.000%(Q)	13,500	0.803%	115,266	(7,104)	122,370	Barclays Bank PLC
United Mexican States (D04)	06/20/23	1.000%(Q)	19,500	0.918%	82,225	(10,261)	92,486	Barclays Bank PLC
Federation of Malaysia (D05)	06/20/23	1.000%(Q)	5,250	0.461%	112,552	(3,552)	116,104	Barclays Bank PLC
Federative Republic of Brazil (D05)	06/20/23	1.000%(Q)	26,250	0.968%	61,714	(17,760)	79,474	Barclays Bank PLC

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)*(cont’d.):
People’s Republic of China (D05)	06/20/23	1.000%(Q)	19,250	0.373%	$ 477,753	$ (13,024)	$ 490,777	Barclays Bank PLC
Republic of Argentina (D05)	06/20/23	1.000%(Q)	5,250	10.302%	(1,404,053)	(3,552)	(1,400,501)	Barclays Bank PLC
Republic of Chile (D05)	06/20/23	1.000%(Q)	5,250	0.239%	157,019	(3,552)	160,571	Barclays Bank PLC
Republic of Colombia (D05)	06/20/23	1.000%(Q)	7,000	0.625%	106,615	(4,736)	111,351	Barclays Bank PLC
Republic of Indonesia (D05)	06/20/23	1.000%(Q)	7,000	0.766%	69,495	(4,736)	74,231	Barclays Bank PLC
Republic of Lebanon (D05)	06/20/23	1.000%(Q)	5,250	9.610%	(1,338,886)	(3,552)	(1,335,334)	Barclays Bank PLC
Republic of Panama (D05)	06/20/23	1.000%(Q)	5,250	0.355%	133,876	(3,552)	137,428	Barclays Bank PLC
Republic of Peru (D05)	06/20/23	1.000%(Q)	5,250	0.321%	140,680	(3,552)	144,232	Barclays Bank PLC
Republic of Philippines (D05)	06/20/23	1.000%(Q)	5,250	0.442%	116,426	(3,552)	119,978	Barclays Bank PLC
Republic of South Africa (D05)	06/20/23	1.000%(Q)	15,750	1.450%	(242,994)	(10,656)	(232,338)	Barclays Bank PLC
Republic of Turkey (D05)	06/20/23	1.000%(Q)	24,500	3.357%	(2,004,126)	(16,576)	(1,987,550)	Barclays Bank PLC
Russian Federation (D05)	06/20/23	1.000%(Q)	15,750	0.803%	134,477	(10,656)	145,133	Barclays Bank PLC
United Mexican States (D05)	06/20/23	1.000%(Q)	22,750	0.918%	95,929	(15,392)	111,321	Barclays Bank PLC
Federation of Malaysia (D06)	06/20/23	1.000%(Q)	1,500	0.461%	32,158	(1,052)	33,210	Citibank, N.A.
Federative Republic of Brazil (D06)	06/20/23	1.000%(Q)	7,500	0.968%	17,633	(5,262)	22,895	Citibank, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)*(cont’d.):
People’s Republic of China (D06)	06/20/23	1.000%(Q)	5,500	0.373%	$ 136,501	$ (3,859)	$ 140,360	Citibank, N.A.
Republic of Argentina (D06)	06/20/23	1.000%(Q)	1,500	10.302%	(401,158)	(1,052)	(400,106)	Citibank, N.A.
Republic of Chile (D06)	06/20/23	1.000%(Q)	1,500	0.239%	44,862	(1,052)	45,914	Citibank, N.A.
Republic of Colombia (D06)	06/20/23	1.000%(Q)	2,000	0.625%	30,461	(1,403)	31,864	Citibank, N.A.
Republic of Indonesia (D06)	06/20/23	1.000%(Q)	2,000	0.766%	19,856	(1,403)	21,259	Citibank, N.A.
Republic of Lebanon (D06)	06/20/23	1.000%(Q)	1,500	9.610%	(382,539)	(1,052)	(381,487)	Citibank, N.A.
Republic of Panama (D06)	06/20/23	1.000%(Q)	1,500	0.355%	38,250	(1,052)	39,302	Citibank, N.A.
Republic of Peru (D06)	06/20/23	1.000%(Q)	1,500	0.321%	40,194	(1,052)	41,246	Citibank, N.A.
Republic of Philippines (D06)	06/20/23	1.000%(Q)	1,500	0.442%	33,265	(1,052)	34,317	Citibank, N.A.
Republic of South Africa (D06)	06/20/23	1.000%(Q)	4,500	1.450%	(69,427)	(3,157)	(66,270)	Citibank, N.A.
Republic of Turkey (D06)	06/20/23	1.000%(Q)	7,000	3.357%	(572,607)	(4,911)	(567,696)	Citibank, N.A.
Russian Federation (D06)	06/20/23	1.000%(Q)	4,500	0.803%	38,422	(3,157)	41,579	Citibank, N.A.
United Mexican States (D06)	06/20/23	1.000%(Q)	6,500	0.918%	27,408	(4,561)	31,969	Citibank, N.A.
Federation of Malaysia (D07)	06/20/23	1.000%(Q)	2,250	0.461%	48,237	(2,312)	50,549	Barclays Bank PLC
Federative Republic of Brazil (D07)	06/20/23	1.000%(Q)	11,250	0.968%	26,449	(11,558)	38,007	Barclays Bank PLC

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)*(cont’d.):
People’s Republic of China (D07)	06/20/23	1.000%(Q)	8,250	0.373%	$ 204,751	$ (8,476)	$ 213,227	Barclays Bank PLC
Republic of Argentina (D07)	06/20/23	1.000%(Q)	2,250	10.302%	(601,737)	(2,312)	(599,425)	Barclays Bank PLC
Republic of Chile (D07)	06/20/23	1.000%(Q)	2,250	0.239%	67,294	(2,312)	69,606	Barclays Bank PLC
Republic of Colombia (D07)	06/20/23	1.000%(Q)	3,000	0.625%	45,692	(3,082)	48,774	Barclays Bank PLC
Republic of Indonesia (D07)	06/20/23	1.000%(Q)	3,000	0.766%	29,783	(3,082)	32,865	Barclays Bank PLC
Republic of Lebanon (D07)	06/20/23	1.000%(Q)	2,250	9.610%	(573,808)	(2,312)	(571,496)	Barclays Bank PLC
Republic of Panama (D07)	06/20/23	1.000%(Q)	2,250	0.355%	57,375	(2,312)	59,687	Barclays Bank PLC
Republic of Peru (D07)	06/20/23	1.000%(Q)	2,250	0.321%	60,291	(2,312)	62,603	Barclays Bank PLC
Republic of Philippines (D07)	06/20/23	1.000%(Q)	2,250	0.442%	49,897	(2,312)	52,209	Barclays Bank PLC
Republic of South Africa (D07)	06/20/23	1.000%(Q)	6,750	1.450%	(104,140)	(6,935)	(97,205)	Barclays Bank PLC
Republic of Turkey (D07)	06/20/23	1.000%(Q)	10,500	3.357%	(858,911)	(10,788)	(848,123)	Barclays Bank PLC
Russian Federation (D07)	06/20/23	1.000%(Q)	6,750	0.803%	57,633	(6,935)	64,568	Barclays Bank PLC
United Mexican States (D07)	06/20/23	1.000%(Q)	9,750	0.918%	41,113	(10,017)	51,130	Barclays Bank PLC
Federation of Malaysia (D08)	06/20/23	1.000%(Q)	3,000	0.651%	42,806	(5,262)	48,068	Citibank, N.A.
Federative Republic of Brazil (D08)	06/20/23	1.000%(Q)	15,000	0.968%	35,265	(26,311)	61,576	Citibank, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)*(cont’d.):
People’s Republic of China (D08)	06/20/23	1.000%(Q)	11,000	0.373%	$ 273,001	$ (19,295)	$ 292,296	Citibank, N.A.
Republic of Argentina (D08)	06/20/23	1.000%(Q)	3,000	10.302%	(802,316)	(5,262)	(797,054)	Citibank, N.A.
Republic of Chile (D08)	06/20/23	1.000%(Q)	3,000	0.239%	89,725	(5,262)	94,987	Citibank, N.A.
Republic of Colombia (D08)	06/20/23	1.000%(Q)	4,000	0.625%	60,923	(7,016)	67,939	Citibank, N.A.
Republic of Indonesia (D08)	06/20/23	1.000%(Q)	4,000	0.766%	39,711	(7,016)	46,727	Citibank, N.A.
Republic of Lebanon (D08)	06/20/23	1.000%(Q)	3,000	9.610%	(765,078)	(5,262)	(759,816)	Citibank, N.A.
Republic of Panama (D08)	06/20/23	1.000%(Q)	3,000	0.355%	76,500	(5,262)	81,762	Citibank, N.A.
Republic of Peru (D08)	06/20/23	1.000%(Q)	3,000	0.321%	80,388	(5,262)	85,650	Citibank, N.A.
Republic of Philippines (D08)	06/20/23	1.000%(Q)	3,000	0.442%	66,529	(5,262)	71,791	Citibank, N.A.
Republic of South Africa (D08)	06/20/23	1.000%(Q)	9,000	1.450%	(138,854)	(15,787)	(123,067)	Citibank, N.A.
Republic of Turkey (D08)	06/20/23	1.000%(Q)	14,000	3.357%	(1,145,215)	(24,557)	(1,120,658)	Citibank, N.A.
Russian Federation (D08)	06/20/23	1.000%(Q)	9,000	0.803%	76,844	(15,787)	92,631	Citibank, N.A.
United Mexican States (D08)	06/20/23	1.000%(Q)	13,000	0.918%	54,817	(22,803)	77,620	Citibank, N.A.
Federation of Malaysia (D09)	06/20/23	1.000%(Q)	1,500	0.651%	21,403	(3,386)	24,789	Citibank, N.A.
Federative Republic of Brazil (D09)	06/20/23	1.000%(Q)	7,500	0.968%	17,633	(16,128)	33,761	Citibank, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)*(cont’d.):
People’s Republic of China (D09)	06/20/23	1.000%(Q)	5,500	0.373%	$ 136,501	$ (12,416)	$ 148,917	Citibank, N.A.
Republic of Argentina (D09)	06/20/23	1.000%(Q)	1,500	10.302%	(401,158)	(3,226)	(397,932)	Citibank, N.A.
Republic of Chile (D09)	06/20/23	1.000%(Q)	1,500	0.239%	44,862	(3,226)	48,088	Citibank, N.A.
Republic of Colombia (D09)	06/20/23	1.000%(Q)	2,000	0.625%	30,461	(4,301)	34,762	Citibank, N.A.
Republic of Indonesia (D09)	06/20/23	1.000%(Q)	2,000	0.766%	19,856	(4,301)	24,157	Citibank, N.A.
Republic of Lebanon (D09)	06/20/23	1.000%(Q)	1,500	9.610%	(382,539)	(3,386)	(379,153)	Citibank, N.A.
Republic of Panama (D09)	06/20/23	1.000%(Q)	1,500	0.355%	38,250	(3,226)	41,476	Citibank, N.A.
Republic of Peru (D09)	06/20/23	1.000%(Q)	1,500	0.321%	40,194	(3,226)	43,420	Citibank, N.A.
Republic of Philippines (D09)	06/20/23	1.000%(Q)	1,500	0.442%	33,265	(3,226)	36,491	Citibank, N.A.
Republic of South Africa (D09)	06/20/23	1.000%(Q)	4,500	1.450%	(69,427)	(9,677)	(59,750)	Citibank, N.A.
Republic of Turkey (D09)	06/20/23	1.000%(Q)	7,000	3.357%	(572,607)	(15,802)	(556,805)	Citibank, N.A.
Russian Federation (D09)	06/20/23	1.000%(Q)	4,500	0.803%	38,422	(10,159)	48,581	Citibank, N.A.
United Mexican States (D09)	06/20/23	1.000%(Q)	6,500	0.918%	27,408	(13,978)	41,386	Citibank, N.A.
Federation of Malaysia (D10)	12/20/23	1.000%(Q)	10,500	0.539%	216,787	(5,056)	221,843	Barclays Bank PLC
Federative Republic of Brazil (D10)	12/20/23	1.000%(Q)	52,500	1.131%	(224,724)	(25,278)	(199,446)	Barclays Bank PLC

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)*(cont’d.):
People’s Republic of China (D10)	12/20/23	1.000%(Q)	35,000	0.447%	$ 859,088	$ (16,852)	$ 875,940	Barclays Bank PLC
Republic of Argentina (D10)	12/20/23	1.000%(Q)	10,500	10.238%	(3,050,056)	(5,056)	(3,045,000)	Barclays Bank PLC
Republic of Chile (D10)	12/20/23	1.000%(Q)	10,500	0.300%	323,893	(5,056)	328,949	Barclays Bank PLC
Republic of Colombia (D10)	12/20/23	1.000%(Q)	14,000	0.754%	160,949	(6,741)	167,690	Barclays Bank PLC
Republic of Indonesia (D10)	12/20/23	1.000%(Q)	14,000	0.887%	82,426	(6,741)	89,167	Barclays Bank PLC
Republic of Lebanon (D10)	12/20/23	1.000%(Q)	10,500	9.468%	(2,880,243)	(5,056)	(2,875,187)	Barclays Bank PLC
Republic of Panama (D10)	12/20/23	1.000%(Q)	10,500	0.455%	254,586	(5,056)	259,642	Barclays Bank PLC
Republic of Peru (D10)	12/20/23	1.000%(Q)	10,500	0.419%	270,780	(5,056)	275,836	Barclays Bank PLC
Republic of Philippines (D10)	12/20/23	1.000%(Q)	10,500	0.510%	229,417	(5,056)	234,473	Barclays Bank PLC
Republic of South Africa (D10)	12/20/23	1.000%(Q)	31,500	1.609%	(752,618)	(15,167)	(737,451)	Barclays Bank PLC
Republic of Turkey (D10)	12/20/23	1.000%(Q)	52,500	3.477%	(5,022,155)	(25,278)	(4,996,877)	Barclays Bank PLC
Russian Federation (D10)	12/20/23	1.000%(Q)	31,500	0.905%	162,090	(15,167)	177,257	Barclays Bank PLC
United Mexican States (D10)	12/20/23	1.000%(Q)	45,500	1.053%	(47,179)	(21,908)	(25,271)	Barclays Bank PLC
Federation of Malaysia (D11)	12/20/23	1.000%(Q)	4,500	0.539%	92,909	(2,395)	95,304	Barclays Bank PLC
Federative Republic of Brazil (D11)	12/20/23	1.000%(Q)	22,500	1.131%	(96,310)	(11,974)	(84,336)	Barclays Bank PLC

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)*(cont’d.):
People’s Republic of China (D11)	12/20/23	1.000%(Q)	15,000	0.447%	$ 368,181	$ (7,983)	$ 376,164	Barclays Bank PLC
Republic of Argentina (D11)	12/20/23	1.000%(Q)	4,500	10.238%	(1,307,167)	(2,395)	(1,304,772)	Barclays Bank PLC
Republic of Chile (D11)	12/20/23	1.000%(Q)	4,500	0.300%	138,811	(2,395)	141,206	Barclays Bank PLC
Republic of Colombia (D11)	12/20/23	1.000%(Q)	6,000	0.754%	68,978	(3,193)	72,171	Barclays Bank PLC
Republic of Indonesia (D11)	12/20/23	1.000%(Q)	6,000	0.887%	35,326	(3,193)	38,519	Barclays Bank PLC
Republic of Lebanon (D11)	12/20/23	1.000%(Q)	4,500	9.468%	(1,234,390)	(2,395)	(1,231,995)	Barclays Bank PLC
Republic of Panama (D11)	12/20/23	1.000%(Q)	4,500	0.455%	109,108	(2,395)	111,503	Barclays Bank PLC
Republic of Peru (D11)	12/20/23	1.000%(Q)	4,500	0.419%	116,049	(2,395)	118,444	Barclays Bank PLC
Republic of Philippines (D11)	12/20/23	1.000%(Q)	4,500	0.510%	98,322	(2,395)	100,717	Barclays Bank PLC
Republic of South Africa (D11)	12/20/23	1.000%(Q)	13,500	1.609%	(322,550)	(7,184)	(315,366)	Barclays Bank PLC
Republic of Turkey (D11)	12/20/23	1.000%(Q)	22,500	3.477%	(2,152,352)	(11,974)	(2,140,378)	Barclays Bank PLC
Russian Federation (D11)	12/20/23	1.000%(Q)	13,500	0.905%	69,467	(7,184)	76,651	Barclays Bank PLC
United Mexican States (D11)	12/20/23	1.000%(Q)	19,500	1.053%	(20,220)	(10,377)	(9,843)	Barclays Bank PLC
Federation of Malaysia (D12)	12/20/23	1.000%(Q)	10,500	0.539%	216,787	(7,450)	224,237	Barclays Bank PLC
Federative Republic of Brazil (D12)	12/20/23	1.000%(Q)	52,500	1.131%	(224,724)	(37,252)	(187,472)	Barclays Bank PLC

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)*(cont’d.):
People’s Republic of China (D12)	12/20/23	1.000%(Q)	35,000	0.447%	$ 859,088	$ (24,835)	$ 883,923	Barclays Bank PLC
Republic of Argentina (D12)	12/20/23	1.000%(Q)	10,500	10.238%	(3,050,056)	(7,450)	(3,042,606)	Barclays Bank PLC
Republic of Chile (D12)	12/20/23	1.000%(Q)	10,500	0.300%	323,893	(7,450)	331,343	Barclays Bank PLC
Republic of Colombia (D12)	12/20/23	1.000%(Q)	14,000	0.754%	160,949	(9,934)	170,883	Barclays Bank PLC
Republic of Indonesia (D12)	12/20/23	1.000%(Q)	14,000	0.887%	82,426	(9,934)	92,360	Barclays Bank PLC
Republic of Lebanon (D12)	12/20/23	1.000%(Q)	10,500	9.468%	(2,880,243)	(7,450)	(2,872,793)	Barclays Bank PLC
Republic of Panama (D12)	12/20/23	1.000%(Q)	10,500	0.455%	254,586	(7,450)	262,036	Barclays Bank PLC
Republic of Peru (D12)	12/20/23	1.000%(Q)	10,500	0.419%	270,780	(7,450)	278,230	Barclays Bank PLC
Republic of Philippines (D12)	12/20/23	1.000%(Q)	10,500	0.510%	229,417	(7,450)	236,867	Barclays Bank PLC
Republic of South Africa (D12)	12/20/23	1.000%(Q)	31,500	1.609%	(752,618)	(22,351)	(730,267)	Barclays Bank PLC
Republic of Turkey (D12)	12/20/23	1.000%(Q)	52,500	3.477%	(5,022,155)	(37,252)	(4,984,903)	Barclays Bank PLC
Russian Federation (D12)	12/20/23	1.000%(Q)	31,500	0.905%	162,090	(22,351)	184,441	Barclays Bank PLC
United Mexican States (D12)	12/20/23	1.000%(Q)	45,500	1.053%	(47,179)	(32,285)	(14,894)	Barclays Bank PLC
Federation of Malaysia (D13)	12/20/23	1.000%(Q)	4,500	0.461%	96,473	(3,307)	99,780	Barclays Bank PLC
Federative Republic of Brazil (D13)	12/20/23	1.000%(Q)	22,500	1.131%	(96,310)	(16,535)	(79,775)	Barclays Bank PLC

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)*(cont’d.):
People’s Republic of China (D13)	12/20/23	1.000%(Q)	15,000	0.447%	$ 368,181	$ (11,024)	$ 379,205	Barclays Bank PLC
Republic of Argentina (D13)	12/20/23	1.000%(Q)	4,500	10.238%	(1,307,167)	(3,307)	(1,303,860)	Barclays Bank PLC
Republic of Chile (D13)	12/20/23	1.000%(Q)	4,500	0.300%	138,811	(3,307)	142,118	Barclays Bank PLC
Republic of Colombia (D13)	12/20/23	1.000%(Q)	6,000	0.754%	68,978	(4,409)	73,387	Barclays Bank PLC
Republic of Indonesia (D13)	12/20/23	1.000%(Q)	6,000	0.887%	35,326	(4,409)	39,735	Barclays Bank PLC
Republic of Lebanon (D13)	12/20/23	1.000%(Q)	4,500	9.468%	(1,234,390)	(3,307)	(1,231,083)	Barclays Bank PLC
Republic of Panama (D13)	12/20/23	1.000%(Q)	4,500	0.455%	109,108	(3,307)	112,415	Barclays Bank PLC
Republic of Peru (D13)	12/20/23	1.000%(Q)	4,500	0.419%	116,049	(3,307)	119,356	Barclays Bank PLC
Republic of Philippines (D13)	12/20/23	1.000%(Q)	4,500	0.510%	98,322	(3,307)	101,629	Barclays Bank PLC
Republic of South Africa (D13)	12/20/23	1.000%(Q)	13,500	1.609%	(322,550)	(9,921)	(312,629)	Barclays Bank PLC
Republic of Turkey (D13)	12/20/23	1.000%(Q)	22,500	3.477%	(2,152,352)	(16,535)	(2,135,817)	Barclays Bank PLC
Russian Federation (D13)	12/20/23	1.000%(Q)	13,500	0.905%	69,467	(9,921)	79,388	Barclays Bank PLC
United Mexican States (D13)	12/20/23	1.000%(Q)	19,500	1.053%	(20,220)	(14,331)	(5,889)	Barclays Bank PLC
Federation of Malaysia (D14)	12/20/23	1.000%(Q)	2,250	0.539%	46,454	(2,338)	48,792	Barclays Bank PLC
Federative Republic of Brazil (D14)	12/20/23	1.000%(Q)	11,250	1.131%	(48,155)	(11,689)	(36,466)	Barclays Bank PLC

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)*(cont’d.):
People’s Republic of China (D14)	12/20/23	1.000%(Q)	7,500	0.447%	$ 184,090	$ (7,793)	$ 191,883	Barclays Bank PLC
Republic of Argentina (D14)	12/20/23	1.000%(Q)	2,250	10.238%	(653,584)	(2,338)	(651,246)	Barclays Bank PLC
Republic of Chile (D14)	12/20/23	1.000%(Q)	2,250	0.300%	69,406	(2,338)	71,744	Barclays Bank PLC
Republic of Colombia (D14)	12/20/23	1.000%(Q)	3,000	0.754%	34,489	(3,117)	37,606	Barclays Bank PLC
Republic of Indonesia (D14)	12/20/23	1.000%(Q)	3,000	0.887%	17,663	(3,117)	20,780	Barclays Bank PLC
Republic of Lebanon (D14)	12/20/23	1.000%(Q)	2,250	9.468%	(617,195)	(2,338)	(614,857)	Barclays Bank PLC
Republic of Panama (D14)	12/20/23	1.000%(Q)	2,250	0.455%	54,554	(2,338)	56,892	Barclays Bank PLC
Republic of Peru (D14)	12/20/23	1.000%(Q)	2,250	0.419%	58,024	(2,338)	60,362	Barclays Bank PLC
Republic of Philippines (D14)	12/20/23	1.000%(Q)	2,250	0.510%	49,161	(2,338)	51,499	Barclays Bank PLC
Republic of South Africa (D14)	12/20/23	1.000%(Q)	6,750	1.609%	(161,275)	(7,013)	(154,262)	Barclays Bank PLC
Republic of Turkey (D14)	12/20/23	1.000%(Q)	11,250	3.477%	(1,076,176)	(11,689)	(1,064,487)	Barclays Bank PLC
Russian Federation (D14)	12/20/23	1.000%(Q)	6,750	0.905%	34,734	(7,013)	41,747	Barclays Bank PLC
United Mexican States (D14)	12/20/23	1.000%(Q)	9,750	1.053%	(10,110)	(10,130)	20	Barclays Bank PLC
Federation of Malaysia (D15)	12/20/23	1.000%(Q)	4,500	0.539%	92,909	(7,869)	100,778	Barclays Bank PLC
Federative Republic of Brazil (D15)	12/20/23	1.000%(Q)	22,500	1.131%	(96,310)	(39,343)	(56,967)	Barclays Bank PLC

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)*(cont’d.):
People’s Republic of China (D15)	12/20/23	1.000%(Q)	15,000	0.447%	$ 368,181	$ (26,229)	$ 394,410	Barclays Bank PLC
Republic of Argentina (D15)	12/20/23	1.000%(Q)	4,500	10.238%	(1,307,167)	(7,869)	(1,299,298)	Barclays Bank PLC
Republic of Chile (D15)	12/20/23	1.000%(Q)	4,500	0.300%	138,811	(7,869)	146,680	Barclays Bank PLC
Republic of Colombia (D15)	12/20/23	1.000%(Q)	6,000	0.754%	68,978	(10,491)	79,469	Barclays Bank PLC
Republic of Indonesia (D15)	12/20/23	1.000%(Q)	6,000	0.887%	35,326	(10,491)	45,817	Barclays Bank PLC
Republic of Lebanon (D15)	12/20/23	1.000%(Q)	4,500	9.468%	(1,234,390)	(7,869)	(1,226,521)	Barclays Bank PLC
Republic of Panama (D15)	12/20/23	1.000%(Q)	4,500	0.455%	109,108	(7,869)	116,977	Barclays Bank PLC
Republic of Peru (D15)	12/20/23	1.000%(Q)	4,500	0.419%	116,049	(7,869)	123,918	Barclays Bank PLC
Republic of Philippines (D15)	12/20/23	1.000%(Q)	4,500	0.510%	98,322	(7,869)	106,191	Barclays Bank PLC
Republic of South Africa (D15)	12/20/23	1.000%(Q)	13,500	1.609%	(322,550)	(23,606)	(298,944)	Barclays Bank PLC
Republic of Turkey (D15)	12/20/23	1.000%(Q)	22,500	3.477%	(2,152,352)	(39,343)	(2,113,009)	Barclays Bank PLC
Russian Federation (D15)	12/20/23	1.000%(Q)	13,500	0.905%	69,467	(23,606)	93,073	Barclays Bank PLC
United Mexican States (D15)	12/20/23	1.000%(Q)	19,500	1.053%	(20,220)	(34,097)	13,877	Barclays Bank PLC
Federation of Malaysia (D16)	12/20/23	1.000%(Q)	3,000	0.606%	53,234	(6,277)	59,511	Citibank, N.A.
Federative Republic of Brazil (D16)	12/20/23	1.000%(Q)	15,000	1.131%	(64,207)	(31,385)	(32,822)	Citibank, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)*(cont’d.):
People’s Republic of China (D16)	12/20/23	1.000%(Q)	10,000	0.358%	$ 283,288	$ (20,923)	$ 304,211	Citibank, N.A.
Republic of Argentina (D16)	12/20/23	1.000%(Q)	3,000	10.238%	(871,445)	(6,277)	(865,168)	Citibank, N.A.
Republic of Chile (D16)	12/20/23	1.000%(Q)	3,000	0.300%	92,541	(6,277)	98,818	Citibank, N.A.
Republic of Colombia (D16)	12/20/23	1.000%(Q)	4,000	0.754%	45,986	(8,369)	54,355	Citibank, N.A.
Republic of Indonesia (D16)	12/20/23	1.000%(Q)	4,000	0.887%	23,550	(8,369)	31,919	Citibank, N.A.
Republic of Lebanon (D16)	12/20/23	1.000%(Q)	3,000	9.625%	(838,327)	(6,277)	(832,050)	Citibank, N.A.
Republic of Panama (D16)	12/20/23	1.000%(Q)	3,000	0.455%	72,739	(6,277)	79,016	Citibank, N.A.
Republic of Peru (D16)	12/20/23	1.000%(Q)	3,000	0.419%	77,366	(6,357)	83,723	Citibank, N.A.
Republic of Philippines (D16)	12/20/23	1.000%(Q)	3,000	0.408%	78,469	(6,277)	84,746	Citibank, N.A.
Republic of South Africa (D16)	12/20/23	1.000%(Q)	9,000	1.609%	(215,034)	(18,831)	(196,203)	Citibank, N.A.
Republic of Turkey (D16)	12/20/23	1.000%(Q)	15,000	3.477%	(1,434,901)	(31,385)	(1,403,516)	Citibank, N.A.
Russian Federation (D16)	12/20/23	1.000%(Q)	9,000	0.905%	46,311	(18,831)	65,142	Citibank, N.A.
United Mexican States (D16)	12/20/23	1.000%(Q)	13,000	1.053%	(13,480)	(27,200)	13,720	Citibank, N.A.
Federation of Malaysia (D17)	12/20/23	1.000%(Q)	3,000	0.757%	34,145	(6,840)	40,985	Citibank, N.A.
Federative Republic of Brazil (D17)	12/20/23	1.000%(Q)	15,000	1.131%	(64,207)	(34,201)	(30,006)	Citibank, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)*(cont’d.):
People’s Republic of China (D17)	12/20/23	1.000%(Q)	10,000	0.447%	$ 245,454	$ (22,801)	$ 268,255	Citibank, N.A.
Republic of Argentina (D17)	12/20/23	1.000%(Q)	3,000	10.238%	(871,445)	(6,840)	(864,605)	Citibank, N.A.
Republic of Chile (D17)	12/20/23	1.000%(Q)	3,000	0.300%	92,541	(6,840)	99,381	Citibank, N.A.
Republic of Colombia (D17)	12/20/23	1.000%(Q)	4,000	0.754%	45,986	(9,120)	55,106	Citibank, N.A.
Republic of Indonesia (D17)	12/20/23	1.000%(Q)	4,000	0.887%	23,550	(9,120)	32,670	Citibank, N.A.
Republic of Lebanon (D17)	12/20/23	1.000%(Q)	3,000	9.468%	(822,927)	(6,840)	(816,087)	Citibank, N.A.
Republic of Panama (D17)	12/20/23	1.000%(Q)	3,000	0.455%	72,739	(6,840)	79,579	Citibank, N.A.
Republic of Peru (D17)	12/20/23	1.000%(Q)	3,000	0.419%	77,366	(6,840)	84,206	Citibank, N.A.
Republic of Philippines (D17)	12/20/23	1.000%(Q)	3,000	0.510%	65,548	(6,840)	72,388	Citibank, N.A.
Republic of South Africa (D17)	12/20/23	1.000%(Q)	9,000	1.609%	(215,034)	(20,521)	(194,513)	Citibank, N.A.
Republic of Turkey (D17)	12/20/23	1.000%(Q)	15,000	3.477%	(1,434,901)	(34,201)	(1,400,700)	Citibank, N.A.
Russian Federation (D17)	12/20/23	1.000%(Q)	9,000	0.905%	46,311	(20,521)	66,832	Citibank, N.A.
United Mexican States (D17)	12/20/23	1.000%(Q)	13,000	1.053%	(13,480)	(29,641)	16,161	Citibank, N.A.
Federation of Malaysia (D18)	12/20/23	1.000%(Q)	1,500	0.539%	30,970	(3,693)	34,663	Citibank, N.A.
Federative Republic of Brazil (D18)	12/20/23	1.000%(Q)	7,500	1.131%	(32,103)	(203)	(31,900)	Citibank, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)*(cont’d.):
People’s Republic of China (D18)	12/20/23	1.000%(Q)	5,000	0.447%	$ 122,727	$ (135)	$ 122,862	Citibank, N.A.
Republic of Argentina (D18)	12/20/23	1.000%(Q)	1,500	10.238%	(435,722)	(41)	(435,681)	Citibank, N.A.
Republic of Chile (D18)	12/20/23	1.000%(Q)	1,500	0.300%	46,270	(41)	46,311	Citibank, N.A.
Republic of Colombia (D18)	12/20/23	1.000%(Q)	2,000	0.754%	22,993	(54)	23,047	Citibank, N.A.
Republic of Indonesia (D18)	12/20/23	1.000%(Q)	2,000	0.887%	11,775	(54)	11,829	Citibank, N.A.
Republic of Lebanon (D18)	12/20/23	1.000%(Q)	1,500	9.468%	(411,463)	(41)	(411,422)	Citibank, N.A.
Republic of Panama (D18)	12/20/23	1.000%(Q)	1,500	0.455%	36,369	(41)	36,410	Citibank, N.A.
Republic of Peru (D18)	12/20/23	1.000%(Q)	1,500	0.419%	38,683	(41)	38,724	Citibank, N.A.
Republic of Philippines (D18)	12/20/23	1.000%(Q)	1,500	0.510%	32,774	(41)	32,815	Citibank, N.A.
Republic of South Africa (D18)	12/20/23	1.000%(Q)	4,500	1.609%	(107,517)	(122)	(107,395)	Citibank, N.A.
Republic of Turkey (D18)	12/20/23	1.000%(Q)	7,500	3.477%	(717,451)	(203)	(717,248)	Citibank, N.A.
Russian Federation (D18)	12/20/23	1.000%(Q)	4,500	0.905%	23,156	(122)	23,278	Citibank, N.A.
United Mexican States (D18)	12/20/23	1.000%(Q)	6,500	1.053%	(6,740)	(176)	(6,564)	Citibank, N.A.
Federation of Malaysia (D19)	06/20/24	1.000%(Q)	6,000	0.600%	119,205	(310)	119,515	Citibank, N.A.
Federative Republic of Brazil (D19)	06/20/24	1.000%(Q)	19,500	1.259%	(209,489)	(1,009)	(208,480)	Citibank, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)*(cont’d.):
Kingdom of Saudi Arabia (D19)	06/20/24	1.000%(Q)	4,500	0.715%	$ 65,071	$ (233)	$ 65,304	Citibank, N.A.
People’s Republic of China (D19)	06/20/24	1.000%(Q)	13,500	0.506%	327,736	(698)	328,434	Citibank, N.A.
Republic of Argentina (D19)	06/20/24	1.000%(Q)	9,000	10.187%	(2,807,020)	(466)	(2,806,554)	Citibank, N.A.
Republic of Chile (D19)	06/20/24	1.000%(Q)	4,500	0.349%	142,974	(233)	143,207	Citibank, N.A.
Republic of Colombia (D19)	06/20/24	1.000%(Q)	6,000	0.856%	47,044	(310)	47,354	Citibank, N.A.
Republic of Indonesia (D19)	06/20/24	1.000%(Q)	10,500	0.983%	20,311	(543)	20,854	Citibank, N.A.
Republic of Peru (D19)	06/20/24	1.000%(Q)	4,500	0.496%	111,591	(233)	111,824	Citibank, N.A.
Republic of Philippines (D19)	06/20/24	1.000%(Q)	4,500	0.564%	96,873	(233)	97,106	Citibank, N.A.
Republic of South Africa (D19)	06/20/24	1.000%(Q)	12,000	1.734%	(385,386)	(621)	(384,765)	Citibank, N.A.
Republic of Turkey (D19)	06/20/24	1.000%(Q)	19,500	3.573%	(2,125,059)	(1,009)	(2,124,050)	Citibank, N.A.
Russian Federation (D19)	06/20/24	1.000%(Q)	12,000	0.986%	21,876	(621)	22,497	Citibank, N.A.
State of Qatar (D19)	06/20/24	1.000%(Q)	4,500	0.500%	110,751	(233)	110,984	Citibank, N.A.
United Mexican States (D19)	06/20/24	1.000%(Q)	19,500	1.159%	(120,268)	(1,009)	(119,259)	Citibank, N.A.
Federation of Malaysia (D20)	06/20/24	1.000%(Q)	4,000	0.673%	65,470	(830)	66,300	Citibank, N.A.
Federative Republic of Brazil (D20)	06/20/24	1.000%(Q)	13,000	1.259%	(139,659)	(2,698)	(136,961)	Citibank, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)*(cont’d.):
Kingdom of Saudi Arabia (D20)	06/20/24	1.000%(Q)	3,000	0.715%	$ 43,380	$ (623)	$ 44,003	Citibank, N.A.
People’s Republic of China (D20)	06/20/24	1.000%(Q)	9,000	0.405%	261,173	(1,868)	263,041	Citibank, N.A.
Republic of Argentina (D20)	06/20/24	1.000%(Q)	6,000	10.187%	(1,871,347)	(1,245)	(1,870,102)	Citibank, N.A.
Republic of Chile (D20)	06/20/24	1.000%(Q)	3,000	0.349%	95,316	(623)	95,939	Citibank, N.A.
Republic of Colombia (D20)	06/20/24	1.000%(Q)	4,000	0.856%	31,363	(830)	32,193	Citibank, N.A.
Republic of Indonesia (D20)	06/20/24	1.000%(Q)	7,000	0.983%	13,541	(1,453)	14,994	Citibank, N.A.
Republic of Peru (D20)	06/20/24	1.000%(Q)	3,000	0.496%	74,394	(623)	75,017	Citibank, N.A.
Republic of Philippines (D20)	06/20/24	1.000%(Q)	3,000	0.451%	80,402	(623)	81,025	Citibank, N.A.
Republic of South Africa (D20)	06/20/24	1.000%(Q)	8,000	1.734%	(256,924)	(1,661)	(255,263)	Citibank, N.A.
Republic of Turkey (D20)	06/20/24	1.000%(Q)	13,000	3.573%	(1,416,706)	(2,698)	(1,414,008)	Citibank, N.A.
Russian Federation (D20)	06/20/24	1.000%(Q)	8,000	0.986%	14,584	(1,661)	16,245	Citibank, N.A.
State of Qatar (D20)	06/20/24	1.000%(Q)	3,000	0.500%	73,834	(623)	74,457	Citibank, N.A.
United Mexican States (D20)	06/20/24	1.000%(Q)	13,000	1.159%	(80,179)	(2,698)	(77,481)	Citibank, N.A.
Federation of Malaysia (D21)	06/20/24	1.000%(Q)	4,000	0.600%	79,470	(1,458)	80,928	Citibank, N.A.
Federative Republic of Brazil (D21)	06/20/24	1.000%(Q)	13,000	1.259%	(139,659)	(4,737)	(134,922)	Citibank, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)*(cont’d.):
Kingdom of Saudi Arabia (D21)	06/20/24	1.000%(Q)	3,000	0.715%	$ 43,380	$ (1,093)	$ 44,473	Citibank, N.A.
People’s Republic of China (D21)	06/20/24	1.000%(Q)	9,000	0.506%	218,491	(3,280)	221,771	Citibank, N.A.
Republic of Argentina (D21)	06/20/24	1.000%(Q)	6,000	10.187%	(1,871,347)	(2,186)	(1,869,161)	Citibank, N.A.
Republic of Chile (D21)	06/20/24	1.000%(Q)	3,000	0.349%	95,316	(1,093)	96,409	Citibank, N.A.
Republic of Colombia (D21)	06/20/24	1.000%(Q)	4,000	0.856%	31,363	(1,458)	32,821	Citibank, N.A.
Republic of Indonesia (D21)	06/20/24	1.000%(Q)	7,000	0.983%	13,541	(2,551)	16,092	Citibank, N.A.
Republic of Peru (D21)	06/20/24	1.000%(Q)	3,000	0.496%	74,394	(1,093)	75,487	Citibank, N.A.
Republic of Philippines (D21)	06/20/24	1.000%(Q)	3,000	0.564%	64,582	(1,093)	65,675	Citibank, N.A.
Republic of South Africa (D21)	06/20/24	1.000%(Q)	8,000	1.734%	(256,924)	(2,915)	(254,009)	Citibank, N.A.
Republic of Turkey (D21)	06/20/24	1.000%(Q)	13,000	3.573%	(1,416,706)	(4,737)	(1,411,969)	Citibank, N.A.
Russian Federation (D21)	06/20/24	1.000%(Q)	8,000	0.986%	14,584	(2,915)	17,499	Citibank, N.A.
State of Qatar (D21)	06/20/24	1.000%(Q)	3,000	0.500%	73,834	(1,093)	74,927	Citibank, N.A.
United Mexican States (D21)	06/20/24	1.000%(Q)	13,000	1.159%	(80,179)	(4,737)	(75,442)	Citibank, N.A.
Federation of Malaysia (D22)	06/20/24	1.000%(Q)	4,000	0.600%	79,470	(109)	79,579	Citibank, N.A.
Federative Republic of Brazil (D22)	06/20/24	1.000%(Q)	13,000	1.259%	(139,659)	(353)	(139,306)	Citibank, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)*(cont’d.):
Kingdom of Saudi Arabia (D22)	06/20/24	1.000%(Q)	3,000	0.715%	$ 43,380	$ (81)	$ 43,461	Citibank, N.A.
People’s Republic of China (D22)	06/20/24	1.000%(Q)	9,000	0.506%	218,491	(244)	218,735	Citibank, N.A.
Republic of Argentina (D22)	06/20/24	1.000%(Q)	6,000	10.187%	(1,871,347)	(163)	(1,871,184)	Citibank, N.A.
Republic of Chile (D22)	06/20/24	1.000%(Q)	3,000	0.349%	95,316	(81)	95,397	Citibank, N.A.
Republic of Colombia (D22)	06/20/24	1.000%(Q)	4,000	0.856%	31,363	(109)	31,472	Citibank, N.A.
Republic of Indonesia (D22)	06/20/24	1.000%(Q)	7,000	0.983%	13,541	(190)	13,731	Citibank, N.A.
Republic of Peru (D22)	06/20/24	1.000%(Q)	3,000	0.496%	74,394	(81)	74,475	Citibank, N.A.
Republic of Philippines (D22)	06/20/24	1.000%(Q)	3,000	0.564%	64,582	(81)	64,663	Citibank, N.A.
Republic of South Africa (D22)	06/20/24	1.000%(Q)	8,000	1.734%	(256,924)	(217)	(256,707)	Citibank, N.A.
Republic of Turkey (D22)	06/20/24	1.000%(Q)	13,000	3.573%	(1,416,706)	(353)	(1,416,353)	Citibank, N.A.
Russian Federation (D22)	06/20/24	1.000%(Q)	8,000	0.986%	14,584	(217)	14,801	Citibank, N.A.
State of Qatar (D22)	06/20/24	1.000%(Q)	3,000	0.500%	73,834	(81)	73,915	Citibank, N.A.
United Mexican States (D22)	06/20/24	1.000%(Q)	13,000	1.159%	(80,179)	(353)	(79,826)	Citibank, N.A.
Federation of Malaysia (D23)	06/20/24	1.000%(Q)	8,000	0.600%	158,940	—	158,940	Citibank, N.A.
Federative Republic of Brazil (D23)	06/20/24	1.000%(Q)	26,000	1.259%	(279,318)	—	(279,318)	Citibank, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)*(cont’d.):
Kingdom of Saudi Arabia (D23)	06/20/24	1.000%(Q)	6,000	0.715%	$ 86,761	$ —	$ 86,761	Citibank, N.A.
People’s Republic of China (D23)	06/20/24	1.000%(Q)	18,000	0.506%	436,981	—	436,981	Citibank, N.A.
Republic of Argentina (D23)	06/20/24	1.000%(Q)	12,000	10.187%	(3,742,694)	—	(3,742,694)	Citibank, N.A.
Republic of Chile (D23)	06/20/24	1.000%(Q)	6,000	0.349%	190,633	—	190,633	Citibank, N.A.
Republic of Colombia (D23)	06/20/24	1.000%(Q)	8,000	0.856%	62,725	—	62,725	Citibank, N.A.
Republic of Indonesia (D23)	06/20/24	1.000%(Q)	14,000	0.983%	27,081	—	27,081	Citibank, N.A.
Republic of Peru (D23)	06/20/24	1.000%(Q)	6,000	0.496%	148,789	—	148,789	Citibank, N.A.
Republic of Philippines (D23)	06/20/24	1.000%(Q)	6,000	0.564%	129,164	—	129,164	Citibank, N.A.
Republic of South Africa (D23)	06/20/24	1.000%(Q)	16,000	1.734%	(513,848)	—	(513,848)	Citibank, N.A.
Republic of Turkey (D23)	06/20/24	1.000%(Q)	26,000	3.573%	(2,833,412)	—	(2,833,412)	Citibank, N.A.
Russian Federation (D23)	06/20/24	1.000%(Q)	16,000	0.986%	29,169	—	29,169	Citibank, N.A.
State of Qatar (D23)	06/20/24	1.000%(Q)	6,000	0.500%	147,668	—	147,668	Citibank, N.A.
United Mexican States (D23)	06/20/24	1.000%(Q)	26,000	1.159%	(160,357)	—	(160,357)	Citibank, N.A.
Federation of Malaysia (D24)	06/20/24	1.000%(Q)	6,000	0.673%	98,205	—	98,205	Barclays Bank PLC
Federative Republic of Brazil (D24)	06/20/24	1.000%(Q)	19,500	1.259%	(209,489)	—	(209,489)	Barclays Bank PLC

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)*(cont’d.):
Kingdom of Saudi Arabia (D24)	06/20/24	1.000%(Q)	4,500	0.715%	$ 65,071	$ —	$ 65,071	Barclays Bank PLC
People’s Republic of China (D24)	06/20/24	1.000%(Q)	13,500	0.506%	327,736	—	327,736	Barclays Bank PLC
Republic of Argentina (D24)	06/20/24	1.000%(Q)	9,000	10.187%	(2,807,020)	—	(2,807,020)	Barclays Bank PLC
Republic of Chile (D24)	06/20/24	1.000%(Q)	4,500	0.349%	142,974	—	142,974	Barclays Bank PLC
Republic of Colombia (D24)	06/20/24	1.000%(Q)	6,000	0.856%	47,044	—	47,044	Barclays Bank PLC
Republic of Indonesia (D24)	06/20/24	1.000%(Q)	10,500	0.983%	20,311	—	20,311	Barclays Bank PLC
Republic of Peru (D24)	06/20/24	1.000%(Q)	4,500	0.496%	111,591	—	111,591	Barclays Bank PLC
Republic of Philippines (D24)	06/20/24	1.000%(Q)	4,500	0.564%	96,873	—	96,873	Barclays Bank PLC
Republic of South Africa (D24)	06/20/24	1.000%(Q)	12,000	1.734%	(385,386)	—	(385,386)	Barclays Bank PLC
Republic of Turkey (D24)	06/20/24	1.000%(Q)	19,500	3.573%	(2,125,059)	—	(2,125,059)	Barclays Bank PLC
Russian Federation (D24)	06/20/24	1.000%(Q)	12,000	0.986%	21,876	—	21,876	Barclays Bank PLC
State of Qatar (D24)	06/20/24	1.000%(Q)	4,500	0.500%	110,751	—	110,751	Barclays Bank PLC
United Mexican States (D24)	06/20/24	1.000%(Q)	19,500	1.159%	(120,268)	—	(120,268)	Barclays Bank PLC
Federation of Malaysia (D25)	06/20/24	1.000%(Q)	14,000	0.673%	229,145	—	229,145	Barclays Bank PLC
Federative Republic of Brazil (D25)	06/20/24	1.000%(Q)	45,500	1.259%	(488,807)	—	(488,807)	Barclays Bank PLC

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)*(cont’d.):
Kingdom of Saudi Arabia (D25)	06/20/24	1.000%(Q)	10,500	0.715%	$ 151,831	$ —	$ 151,831	Barclays Bank PLC
People’s Republic of China (D25)	06/20/24	1.000%(Q)	31,500	0.506%	764,717	—	764,717	Barclays Bank PLC
Republic of Argentina (D25)	06/20/24	1.000%(Q)	21,000	10.187%	(6,549,714)	—	(6,549,714)	Barclays Bank PLC
Republic of Chile (D25)	06/20/24	1.000%(Q)	10,500	0.349%	333,607	—	333,607	Barclays Bank PLC
Republic of Colombia (D25)	06/20/24	1.000%(Q)	14,000	0.856%	109,769	—	109,769	Barclays Bank PLC
Republic of Indonesia (D25)	06/20/24	1.000%(Q)	24,500	0.983%	47,392	—	47,392	Barclays Bank PLC
Republic of Peru (D25)	06/20/24	1.000%(Q)	10,500	0.496%	260,380	—	260,380	Barclays Bank PLC
Republic of Philippines (D25)	06/20/24	1.000%(Q)	10,500	0.564%	226,037	—	226,037	Barclays Bank PLC
Republic of South Africa (D25)	06/20/24	1.000%(Q)	28,000	1.734%	(899,234)	—	(899,234)	Barclays Bank PLC
Republic of Turkey (D25)	06/20/24	1.000%(Q)	45,500	3.573%	(4,958,471)	—	(4,958,471)	Barclays Bank PLC
Russian Federation (D25)	06/20/24	1.000%(Q)	28,000	0.986%	51,045	—	51,045	Barclays Bank PLC
State of Qatar (D25)	06/20/24	1.000%(Q)	10,500	0.500%	258,419	—	258,419	Barclays Bank PLC
United Mexican States (D25)	06/20/24	1.000%(Q)	45,500	1.159%	(280,625)	—	(280,625)	Barclays Bank PLC
Federation of Malaysia (D26)	06/20/24	1.000%(Q)	4,000	0.600%	79,470	—	79,470	Citibank, N.A.
Federative Republic of Brazil (D26)	06/20/24	1.000%(Q)	13,000	1.259%	(139,659)	—	(139,659)	Citibank, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)*(cont’d.):
Kingdom of Saudi Arabia (D26)	06/20/24	1.000%(Q)	3,000	0.715%	$ 43,380	$ —	$ 43,380	Citibank, N.A.
People’s Republic of China (D26)	06/20/24	1.000%(Q)	9,000	0.506%	218,491	—	218,491	Citibank, N.A.
Republic of Argentina (D26)	06/20/24	1.000%(Q)	6,000	10.187%	(1,871,347)	—	(1,871,347)	Citibank, N.A.
Republic of Chile (D26)	06/20/24	1.000%(Q)	3,000	0.349%	95,316	—	95,316	Citibank, N.A.
Republic of Colombia (D26)	06/20/24	1.000%(Q)	4,000	0.856%	31,363	—	31,363	Citibank, N.A.
Republic of Indonesia (D26)	06/20/24	1.000%(Q)	7,000	0.983%	13,541	—	13,541	Citibank, N.A.
Republic of Peru (D26)	06/20/24	1.000%(Q)	3,000	0.496%	74,394	—	74,394	Citibank, N.A.
Republic of Philippines (D26)	06/20/24	1.000%(Q)	3,000	0.564%	64,582	—	64,582	Citibank, N.A.
Republic of South Africa (D26)	06/20/24	1.000%(Q)	8,000	1.734%	(256,924)	—	(256,924)	Citibank, N.A.
Republic of Turkey (D26)	06/20/24	1.000%(Q)	13,000	3.573%	(1,416,706)	—	(1,416,706)	Citibank, N.A.
Russian Federation (D26)	06/20/24	1.000%(Q)	8,000	0.986%	14,584	—	14,584	Citibank, N.A.
State of Qatar (D26)	06/20/24	1.000%(Q)	3,000	0.500%	73,834	—	73,834	Citibank, N.A.
United Mexican States (D26)	06/20/24	1.000%(Q)	13,000	1.159%	(80,179)	—	(80,179)	Citibank, N.A.
Federation of Malaysia (D27)	06/20/24	1.000%(Q)	16,000	0.600%	317,881	—	317,881	Barclays Bank PLC
Federative Republic of Brazil (D27)	06/20/24	1.000%(Q)	52,000	1.259%	(558,636)	—	(558,636)	Barclays Bank PLC

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)*(cont’d.):
Kingdom of Saudi Arabia (D27)	06/20/24	1.000%(Q)	12,000	0.715%	$ 173,522	$ —	$ 173,522	Barclays Bank PLC
People’s Republic of China (D27)	06/20/24	1.000%(Q)	36,000	0.506%	873,962	—	873,962	Barclays Bank PLC
Republic of Argentina (D27)	06/20/24	1.000%(Q)	24,000	10.187%	(7,485,388)	—	(7,485,388)	Barclays Bank PLC
Republic of Chile (D27)	06/20/24	1.000%(Q)	12,000	0.349%	381,265	—	381,265	Barclays Bank PLC
Republic of Colombia (D27)	06/20/24	1.000%(Q)	16,000	0.856%	125,451	—	125,451	Barclays Bank PLC
Republic of Indonesia (D27)	06/20/24	1.000%(Q)	28,000	0.983%	54,163	—	54,163	Barclays Bank PLC
Republic of Peru (D27)	06/20/24	1.000%(Q)	12,000	0.496%	297,577	—	297,577	Barclays Bank PLC
Republic of Philippines (D27)	06/20/24	1.000%(Q)	12,000	0.564%	258,328	—	258,328	Barclays Bank PLC
Republic of South Africa (D27)	06/20/24	1.000%(Q)	32,000	1.734%	(1,027,696)	—	(1,027,696)	Barclays Bank PLC
Republic of Turkey (D27)	06/20/24	1.000%(Q)	52,000	3.573%	(5,666,824)	—	(5,666,824)	Barclays Bank PLC
Russian Federation (D27)	06/20/24	1.000%(Q)	32,000	0.986%	58,337	—	58,337	Barclays Bank PLC
State of Qatar (D27)	06/20/24	1.000%(Q)	12,000	0.500%	295,336	—	295,336	Barclays Bank PLC
United Mexican States (D27)	06/20/24	1.000%(Q)	52,000	1.159%	(320,715)	—	(320,715)	Barclays Bank PLC
Federation of Malaysia (D28)	06/20/24	1.000%(Q)	8,000	0.600%	158,940	(1,307)	160,247	Goldman Sachs International
Federative Republic of Brazil (D28)	06/20/24	1.000%(Q)	26,000	1.259%	(279,318)	(4,248)	(275,070)	Goldman Sachs International

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)*(cont’d.):
Kingdom of Saudi Arabia (D28)	06/20/24	1.000%(Q)	6,000	0.715%	$ 86,761	$ (980)	$ 87,741	Goldman Sachs International
People’s Republic of China (D28)	06/20/24	1.000%(Q)	18,000	0.506%	436,981	(2,941)	439,922	Goldman Sachs International
Republic of Argentina (D28)	06/20/24	1.000%(Q)	12,000	10.187%	(3,742,694)	(1,960)	(3,740,734)	Goldman Sachs International
Republic of Chile (D28)	06/20/24	1.000%(Q)	6,000	0.349%	190,633	(980)	191,613	Goldman Sachs International
Republic of Colombia (D28)	06/20/24	1.000%(Q)	8,000	0.856%	62,725	(1,307)	64,032	Goldman Sachs International
Republic of Indonesia (D28)	06/20/24	1.000%(Q)	14,000	0.983%	27,081	(2,287)	29,368	Goldman Sachs International
Republic of Peru (D28)	06/20/24	1.000%(Q)	6,000	0.496%	148,789	(980)	149,769	Goldman Sachs International
Republic of Philippines (D28)	06/20/24	1.000%(Q)	6,000	0.564%	129,164	(980)	130,144	Goldman Sachs International
Republic of South Africa (D28)	06/20/24	1.000%(Q)	16,000	1.734%	(513,848)	(2,614)	(511,234)	Goldman Sachs International
Republic of Turkey (D28)	06/20/24	1.000%(Q)	26,000	3.573%	(2,833,412)	(4,248)	(2,829,164)	Goldman Sachs International
Russian Federation (D28)	06/20/24	1.000%(Q)	16,000	0.986%	29,169	(2,614)	31,783	Goldman Sachs International
State of Qatar (D28)	06/20/24	1.000%(Q)	6,000	0.500%	147,668	(980)	148,648	Goldman Sachs International
United Mexican States (D28)	06/20/24	1.000%(Q)	26,000	1.159%	(160,357)	(4,248)	(156,109)	Goldman Sachs International
Federation of Malaysia (D29)	06/20/24	1.000%(Q)	4,000	0.600%	79,470	(3,761)	83,231	Citibank, N.A.
Federative Republic of Brazil (D29)	06/20/24	1.000%(Q)	13,000	1.259%	(139,659)	(12,223)	(127,436)	Citibank, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)*(cont’d.):
Kingdom of Saudi Arabia (D29)	06/20/24	1.000%(Q)	3,000	0.715%	$ 43,380	$ (2,821)	$ 46,201	Citibank, N.A.
People’s Republic of China (D29)	06/20/24	1.000%(Q)	9,000	0.506%	218,491	(8,462)	226,953	Citibank, N.A.
Republic of Argentina (D29)	06/20/24	1.000%(Q)	6,000	10.187%	(1,871,347)	(5,641)	(1,865,706)	Citibank, N.A.
Republic of Chile (D29)	06/20/24	1.000%(Q)	3,000	0.349%	95,316	(2,821)	98,137	Citibank, N.A.
Republic of Colombia (D29)	06/20/24	1.000%(Q)	4,000	0.856%	31,363	(3,761)	35,124	Citibank, N.A.
Republic of Indonesia (D29)	06/20/24	1.000%(Q)	7,000	0.983%	13,541	(6,582)	20,123	Citibank, N.A.
Republic of Peru (D29)	06/20/24	1.000%(Q)	3,000	0.496%	74,394	(2,821)	77,215	Citibank, N.A.
Republic of Philippines (D29)	06/20/24	1.000%(Q)	3,000	0.564%	64,582	(2,821)	67,403	Citibank, N.A.
Republic of South Africa (D29)	06/20/24	1.000%(Q)	8,000	1.734%	(256,924)	(7,522)	(249,402)	Citibank, N.A.
Republic of Turkey (D29)	06/20/24	1.000%(Q)	13,000	3.573%	(1,416,706)	(12,223)	(1,404,483)	Citibank, N.A.
Russian Federation (D29)	06/20/24	1.000%(Q)	8,000	0.986%	14,584	(7,522)	22,106	Citibank, N.A.
State of Qatar (D29)	06/20/24	1.000%(Q)	3,000	0.500%	73,834	(2,821)	76,655	Citibank, N.A.
United Mexican States (D29)	06/20/24	1.000%(Q)	13,000	1.159%	(80,179)	(12,223)	(67,956)	Citibank, N.A.
Federation of Malaysia (D30)	06/20/24	1.000%(Q)	4,000	0.600%	79,470	(4,326)	83,796	Goldman Sachs International
Federative Republic of Brazil (D30)	06/20/24	1.000%(Q)	13,000	1.259%	(139,659)	(14,060)	(125,599)	Goldman Sachs International

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)*(cont’d.):
Kingdom of Saudi Arabia (D30)	06/20/24	1.000%(Q)	3,000	0.715%	$ 43,380	$ (3,245)	$ 46,625	Goldman Sachs International
People’s Republic of China (D30)	06/20/24	1.000%(Q)	9,000	0.506%	218,491	(9,734)	228,225	Goldman Sachs International
Republic of Argentina (D30)	06/20/24	1.000%(Q)	6,000	10.187%	(1,871,347)	(6,489)	(1,864,858)	Goldman Sachs International
Republic of Chile (D30)	06/20/24	1.000%(Q)	3,000	0.349%	95,316	(3,245)	98,561	Goldman Sachs International
Republic of Colombia (D30)	06/20/24	1.000%(Q)	4,000	0.856%	31,363	(4,326)	35,689	Goldman Sachs International
Republic of Indonesia (D30)	06/20/24	1.000%(Q)	7,000	0.983%	13,541	(7,571)	21,112	Goldman Sachs International
Republic of Peru (D30)	06/20/24	1.000%(Q)	3,000	0.496%	74,394	(3,245)	77,639	Goldman Sachs International
Republic of Philippines (D30)	06/20/24	1.000%(Q)	3,000	0.564%	64,582	(3,245)	67,827	Goldman Sachs International
Republic of South Africa (D30)	06/20/24	1.000%(Q)	8,000	1.734%	(256,924)	(8,652)	(248,272)	Goldman Sachs International
Republic of Turkey (D30)	06/20/24	1.000%(Q)	13,000	3.573%	(1,416,706)	(14,060)	(1,402,646)	Goldman Sachs International
Russian Federation (D30)	06/20/24	1.000%(Q)	8,000	0.986%	14,584	(8,652)	23,236	Goldman Sachs International
State of Qatar (D30)	06/20/24	1.000%(Q)	3,000	0.500%	73,834	(3,245)	77,079	Goldman Sachs International
United Mexican States (D30)	06/20/24	1.000%(Q)	13,000	1.159%	(80,179)	(14,060)	(66,119)	Goldman Sachs International
Federation of Malaysia (D31)	06/20/24	1.000%(Q)	4,000	0.600%	79,470	(4,326)	83,796	Goldman Sachs International
Federative Republic of Brazil (D31)	06/20/24	1.000%(Q)	13,000	1.259%	(139,659)	(14,060)	(125,599)	Goldman Sachs International

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)*(cont’d.):
Kingdom of Saudi Arabia (D31)	06/20/24	1.000%(Q)	3,000	0.715%	$ 43,380	$ (3,245)	$ 46,625	Goldman Sachs International
People’s Republic of China (D31)	06/20/24	1.000%(Q)	9,000	0.506%	218,491	(9,734)	228,225	Goldman Sachs International
Republic of Argentina (D31)	06/20/24	1.000%(Q)	6,000	10.187%	(1,871,347)	(6,489)	(1,864,858)	Goldman Sachs International
Republic of Chile (D31)	06/20/24	1.000%(Q)	3,000	0.349%	95,316	(3,245)	98,561	Goldman Sachs International
Republic of Colombia (D31)	06/20/24	1.000%(Q)	4,000	0.856%	31,363	(4,326)	35,689	Goldman Sachs International
Republic of Indonesia (D31)	06/20/24	1.000%(Q)	7,000	0.983%	13,541	(7,571)	21,112	Goldman Sachs International
Republic of Peru (D31)	06/20/24	1.000%(Q)	3,000	0.496%	74,394	(3,245)	77,639	Goldman Sachs International
Republic of Philippines (D31)	06/20/24	1.000%(Q)	3,000	0.564%	64,582	(3,245)	67,827	Goldman Sachs International
Republic of South Africa (D31)	06/20/24	1.000%(Q)	8,000	1.734%	(256,924)	(8,652)	(248,272)	Goldman Sachs International
Republic of Turkey (D31)	06/20/24	1.000%(Q)	13,000	3.573%	(1,416,706)	(14,060)	(1,402,646)	Goldman Sachs International
Russian Federation (D31)	06/20/24	1.000%(Q)	8,000	0.986%	14,584	(8,652)	23,236	Goldman Sachs International
State of Qatar (D31)	06/20/24	1.000%(Q)	3,000	0.500%	73,834	(3,245)	77,079	Goldman Sachs International
United Mexican States (D31)	06/20/24	1.000%(Q)	13,000	1.159%	(80,179)	(14,060)	(66,119)	Goldman Sachs International
Federation of Malaysia (D32)	06/20/24	1.000%(Q)	4,000	0.600%	79,470	(4,326)	83,796	Citibank, N.A.
Federative Republic of Brazil (D32)	06/20/24	1.000%(Q)	13,000	1.259%	(139,659)	(14,060)	(125,599)	Citibank, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)*(cont’d.):
Kingdom of Saudi Arabia (D32)	06/20/24	1.000%(Q)	3,000	0.715%	$ 43,380	$ (3,245)	$ 46,625	Citibank, N.A.
People’s Republic of China (D32)	06/20/24	1.000%(Q)	9,000	0.506%	218,491	(9,734)	228,225	Citibank, N.A.
Republic of Argentina (D32)	06/20/24	1.000%(Q)	6,000	10.187%	(1,871,347)	(6,489)	(1,864,858)	Citibank, N.A.
Republic of Chile (D32)	06/20/24	1.000%(Q)	3,000	0.349%	95,316	(3,245)	98,561	Citibank, N.A.
Republic of Colombia (D32)	06/20/24	1.000%(Q)	4,000	0.856%	31,363	(4,326)	35,689	Citibank, N.A.
Republic of Indonesia (D32)	06/20/24	1.000%(Q)	7,000	0.983%	13,541	(7,571)	21,112	Citibank, N.A.
Republic of Peru (D32)	06/20/24	1.000%(Q)	3,000	0.496%	74,394	(3,245)	77,639	Citibank, N.A.
Republic of Philippines (D32)	06/20/24	1.000%(Q)	3,000	0.564%	64,582	(3,245)	67,827	Citibank, N.A.
Republic of South Africa (D32)	06/20/24	1.000%(Q)	8,000	1.734%	(256,924)	(8,652)	(248,272)	Citibank, N.A.
Republic of Turkey (D32)	06/20/24	1.000%(Q)	13,000	3.573%	(1,416,706)	(14,060)	(1,402,646)	Citibank, N.A.
Russian Federation (D32)	06/20/24	1.000%(Q)	8,000	0.986%	14,584	(8,652)	23,236	Citibank, N.A.
State of Qatar (D32)	06/20/24	1.000%(Q)	3,000	0.500%	73,834	(3,245)	77,079	Citibank, N.A.
United Mexican States (D32)	06/20/24	1.000%(Q)	13,000	1.159%	(80,179)	(14,060)	(66,119)	Citibank, N.A.
Federation of Malaysia (D33)	06/20/24	1.000%(Q)	2,000	0.600%	39,735	(2,163)	41,898	Citibank, N.A.
Federative Republic of Brazil (D33)	06/20/24	1.000%(Q)	6,500	1.259%	(69,830)	(7,030)	(62,800)	Citibank, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)*(cont’d.):
Kingdom of Saudi Arabia (D33)	06/20/24	1.000%(Q)	1,500	0.715%	$ 21,690	$ (1,622)	$ 23,312	Citibank, N.A.
People’s Republic of China (D33)	06/20/24	1.000%(Q)	4,500	0.506%	109,245	(4,867)	114,112	Citibank, N.A.
Republic of Argentina (D33)	06/20/24	1.000%(Q)	3,000	10.187%	(935,673)	(3,245)	(932,428)	Citibank, N.A.
Republic of Chile (D33)	06/20/24	1.000%(Q)	1,500	0.349%	47,658	(1,622)	49,280	Citibank, N.A.
Republic of Colombia (D33)	06/20/24	1.000%(Q)	2,000	0.856%	15,681	(2,163)	17,844	Citibank, N.A.
Republic of Indonesia (D33)	06/20/24	1.000%(Q)	3,500	0.983%	6,770	(3,785)	10,555	Citibank, N.A.
Republic of Peru (D33)	06/20/24	1.000%(Q)	1,500	0.496%	37,197	(1,622)	38,819	Citibank, N.A.
Republic of Philippines (D33)	06/20/24	1.000%(Q)	1,500	0.564%	32,291	(1,622)	33,913	Citibank, N.A.
Republic of South Africa (D33)	06/20/24	1.000%(Q)	4,000	1.734%	(128,462)	(4,326)	(124,136)	Citibank, N.A.
Republic of Turkey (D33)	06/20/24	1.000%(Q)	6,500	3.573%	(708,353)	(7,030)	(701,323)	Citibank, N.A.
Russian Federation (D33)	06/20/24	1.000%(Q)	4,000	0.986%	7,292	(3,874)	11,166	Citibank, N.A.
State of Qatar (D33)	06/20/24	1.000%(Q)	1,500	0.500%	36,917	(1,622)	38,539	Citibank, N.A.
United Mexican States (D33)	06/20/24	1.000%(Q)	6,500	1.159%	(40,089)	(7,030)	(33,059)	Citibank, N.A.
ADT Security Corp. (DHY)	06/20/24	5.000%(Q)	1,000	2.220%	131,488	(681)	132,169	Goldman Sachs International
ADT Security Corp. (DHY)	06/20/24	5.000%(Q)	1,500	2.220%	197,232	(5,159)	202,391	Goldman Sachs International
Advanced Micro Devices, Inc. (DHY)	06/20/24	5.000%(Q)	1,000	0.766%	203,018	(681)	203,699	Goldman Sachs International

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)*(cont’d.):
Advanced Micro Devices, Inc. (DHY)	06/20/24	5.000%(Q)	1,500	0.766%	$ 304,527	$ (5,159)	$ 309,686	Goldman Sachs International
AES Corp. (The) (DHY)	06/20/24	5.000%(Q)	1,000	0.799%	201,281	(681)	201,962	Goldman Sachs International
AES Corp. (The) (DHY)	06/20/24	5.000%(Q)	1,500	0.799%	301,922	(5,159)	307,081	Goldman Sachs International
AK Steel Corp. (DHY)	06/20/24	5.000%(Q)	1,000	9.433%	(158,015)	(681)	(157,334)	Goldman Sachs International
AK Steel Corp. (DHY)	06/20/24	5.000%(Q)	1,500	9.433%	(237,023)	(5,159)	(231,864)	Goldman Sachs International
Ally Financial, Inc. (DHY)	06/20/24	5.000%(Q)	1,000	1.087%	186,475	(681)	187,156	Goldman Sachs International
Ally Financial, Inc. (DHY)	06/20/24	5.000%(Q)	1,500	1.087%	279,713	(5,159)	284,872	Goldman Sachs International
American Airlines Group, Inc. (DHY)	06/20/24	5.000%(Q)	1,000	2.123%	135,955	7,072,156	(6,936,201)	Goldman Sachs International
American Airlines Group, Inc. (DHY)	06/20/24	5.000%(Q)	1,500	2.123%	203,932	11,072,856	(10,868,924)	Goldman Sachs International
American Axle & Manufacturing, Inc. (DHY)	06/20/24	5.000%(Q)	1,000	3.577%	68,404	(681)	69,085	Goldman Sachs International
American Axle & Manufacturing, Inc. (DHY)	06/20/24	5.000%(Q)	1,500	3.577%	102,606	(5,159)	107,765	Goldman Sachs International
Amkor Technology, Inc. (DHY)	06/20/24	5.000%(Q)	1,000	1.682%	157,399	(681)	158,080	Goldman Sachs International
Amkor Technology, Inc. (DHY)	06/20/24	5.000%(Q)	1,500	1.682%	236,099	(5,159)	241,258	Goldman Sachs International
Aramark Services, Inc. (DHY)	06/20/24	5.000%(Q)	1,000	1.243%	179,063	(681)	179,744	Goldman Sachs International

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)*(cont’d.):
Aramark Services, Inc. (DHY)	06/20/24	5.000%(Q)	1,500	1.243%	$ 268,595	$ (5,159)	$ 273,754	Goldman Sachs International
Arconic, Inc. (DHY)	06/20/24	5.000%(Q)	1,000	1.388%	171,906	(681)	172,587	Goldman Sachs International
Arconic, Inc. (DHY)	06/20/24	5.000%(Q)	1,500	1.388%	257,859	(5,159)	263,018	Goldman Sachs International
Ashland LLC (DHY)	06/20/24	5.000%(Q)	1,000	0.500%	216,402	(681)	217,083	Goldman Sachs International
Ashland LLC (DHY)	06/20/24	5.000%(Q)	1,500	0.500%	324,603	(5,159)	329,762	Goldman Sachs International
Avis Budget Group, Inc. (DHY)	06/20/24	5.000%(Q)	1,000	2.453%	120,727	(681)	121,408	Goldman Sachs International
Avis Budget Group, Inc. (DHY)	06/20/24	5.000%(Q)	1,500	2.453%	181,091	(5,159)	186,250	Goldman Sachs International
Avon Products, Inc. (DHY)	06/20/24	5.000%(Q)	1,000	4.378%	32,326	(681)	33,007	Goldman Sachs International
Avon Products, Inc. (DHY)	06/20/24	5.000%(Q)	1,500	4.378%	48,489	(4,324)	52,813	Goldman Sachs International
Ball Corp. (DHY)	06/20/24	5.000%(Q)	1,000	0.498%	216,544	(681)	217,225	Goldman Sachs International
Ball Corp. (DHY)	06/20/24	5.000%(Q)	1,500	0.498%	324,816	(5,159)	329,975	Goldman Sachs International
Bausch Health Cos., Inc. (DHY)	06/20/24	5.000%(Q)	1,000	2.090%	137,439	(681)	138,120	Goldman Sachs International
Bausch Health Cos., Inc. (DHY)	06/20/24	5.000%(Q)	1,500	2.090%	206,159	(5,159)	211,318	Goldman Sachs International
Beazer Homes USA, Inc. (DHY)	06/20/24	5.000%(Q)	1,000	3.914%	52,904	(681)	53,585	Goldman Sachs International
Beazer Homes USA, Inc. (DHY)	06/20/24	5.000%(Q)	1,500	3.914%	79,355	(5,159)	84,514	Goldman Sachs International
Bombardier, Inc. (DHY)	06/20/24	5.000%(Q)	1,000	4.767%	15,699	(681)	16,380	Goldman Sachs International
Bombardier, Inc. (DHY)	06/20/24	5.000%(Q)	1,500	4.767%	23,548	(5,159)	28,707	Goldman Sachs International

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)*(cont’d.):
Boyd Gaming Corp. (DHY)	06/20/24	5.000%(Q)	1,000	1.058%	$ 188,492	$ (681)	$ 189,173	Goldman Sachs International
Boyd Gaming Corp. (DHY)	06/20/24	5.000%(Q)	1,500	1.058%	282,738	(5,159)	287,897	Goldman Sachs International
California Resources Corp. (DHY)	06/20/24	5.000%(Q)	1,000	12.009%	(213,406)	(681)	(212,725)	Goldman Sachs International
California Resources Corp. (DHY)	06/20/24	5.000%(Q)	1,500	12.009%	(320,109)	(5,159)	(314,950)	Goldman Sachs International
Calpine Corp. (DHY)	06/20/24	5.000%(Q)	1,000	2.650%	111,201	(681)	111,882	Goldman Sachs International
Calpine Corp. (DHY)	06/20/24	5.000%(Q)	1,500	2.650%	166,801	(5,159)	171,960	Goldman Sachs International
CCO Holdings LLC (DHY)	06/20/24	5.000%(Q)	1,000	1.411%	170,656	(681)	171,337	Goldman Sachs International
CCO Holdings LLC (DHY)	06/20/24	5.000%(Q)	1,500	1.411%	255,983	(5,159)	261,142	Goldman Sachs International
CenturyLink, Inc. (DHY)	06/20/24	5.000%(Q)	1,000	3.179%	86,331	(681)	87,012	Goldman Sachs International
CenturyLink, Inc. (DHY)	06/20/24	5.000%(Q)	1,500	3.179%	129,497	(5,159)	134,656	Goldman Sachs International
Chesapeake Energy Corp. (DHY)	06/20/24	5.000%(Q)	1,000	8.948%	(140,341)	(681)	(139,660)	Goldman Sachs International
Chesapeake Energy Corp. (DHY)	06/20/24	5.000%(Q)	1,500	8.948%	(210,511)	(5,159)	(205,352)	Goldman Sachs International
CIT Group, Inc. (DHY)	06/20/24	5.000%(Q)	1,000	0.794%	201,423	(681)	202,104	Goldman Sachs International
CIT Group, Inc. (DHY)	06/20/24	5.000%(Q)	1,500	0.794%	302,134	(5,159)	307,293	Goldman Sachs International
Community Health Systems, Inc. (DHY)	06/20/24	5.000%(Q)	1,000	18.769%	(366,329)	(681)	(365,648)	Goldman Sachs International

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)*(cont’d.):
Community Health Systems, Inc. (DHY)	06/20/24	5.000%(Q)	1,500	18.769%	$ (549,494)	$ (5,159)	$ (544,335)	Goldman Sachs International
CSC Holdings LLC (DHY)	06/20/24	5.000%(Q)	1,000	1.598%	161,493	(681)	162,174	Goldman Sachs International
CSC Holdings LLC (DHY)	06/20/24	5.000%(Q)	1,500	1.598%	242,239	(5,159)	247,398	Goldman Sachs International
DaVita, Inc. (DHY)	06/20/24	5.000%(Q)	1,000	1.735%	154,373	(681)	155,054	Goldman Sachs International
DaVita, Inc. (DHY)	06/20/24	5.000%(Q)	1,500	1.735%	231,559	(5,159)	236,718	Goldman Sachs International
Dean Foods Co. (DHY)	06/20/24	5.000%(Q)	1,000	*	(497,056)	(681)	(496,375)	Goldman Sachs International
Dean Foods Co. (DHY)	06/20/24	5.000%(Q)	1,500	*	(745,583)	(5,159)	(740,424)	Goldman Sachs International
Dell, Inc. (DHY)	06/20/24	5.000%(Q)	1,000	2.439%	119,408	(681)	120,089	Goldman Sachs International
Dell, Inc. (DHY)	06/20/24	5.000%(Q)	1,500	2.404%	184,011	(5,159)	189,170	Goldman Sachs International
Diamond Offshore Drilling, Inc. (DHY)	06/20/24	5.000%(Q)	1,000	5.144%	(213)	(681)	468	Goldman Sachs International
Diamond Offshore Drilling, Inc. (DHY)	06/20/24	5.000%(Q)	1,500	5.144%	(320)	(5,159)	4,839	Goldman Sachs International
DISH DBS Corp. (DHY)	06/20/24	5.000%(Q)	1,000	5.532%	(16,408)	(681)	(15,727)	Goldman Sachs International
DISH DBS Corp. (DHY)	06/20/24	5.000%(Q)	1,500	5.532%	(24,612)	(5,159)	(19,453)	Goldman Sachs International
Equinix, Inc. (DHY)	06/20/24	5.000%(Q)	1,000	0.480%	217,459	(681)	218,140	Goldman Sachs International
Equinix, Inc. (DHY)	06/20/24	5.000%(Q)	1,500	0.480%	326,189	(5,159)	331,348	Goldman Sachs International
First Data Corp. (DHY)	06/20/24	5.000%(Q)	1,000	0.136%	235,294	(681)	235,975	Goldman Sachs International

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)*(cont’d.):
First Data Corp. (DHY)	06/20/24	5.000%(Q)	1,500	0.136%	$ 352,940	$ (5,159)	$ 358,099	Goldman Sachs International
Freeport-McMoRan, Inc. (DHY)	06/20/24	5.000%(Q)	1,000	1.975%	143,132	(681)	143,813	Goldman Sachs International
Freeport-McMoRan, Inc. (DHY)	06/20/24	5.000%(Q)	1,500	1.975%	214,697	(5,159)	219,856	Goldman Sachs International
Frontier Communications Corp. (DHY)	06/20/24	5.000%(Q)	1,000	*	(546,882)	(681)	(546,201)	Goldman Sachs International
Frontier Communications Corp. (DHY)	06/20/24	5.000%(Q)	1,500	*	(820,323)	(5,159)	(815,164)	Goldman Sachs International
Gap, Inc. (DHY)	06/20/24	5.000%(Q)	1,000	1.435%	169,787	(681)	170,468	Goldman Sachs International
Gap, Inc. (DHY)	06/20/24	5.000%(Q)	1,500	1.435%	254,681	(5,159)	259,840	Goldman Sachs International
Genworth Holdings, Inc. (DHY)	06/20/24	5.000%(Q)	1,000	5.044%	4,016	(681)	4,697	Goldman Sachs International
Genworth Holdings, Inc. (DHY)	06/20/24	5.000%(Q)	1,500	5.044%	6,024	(5,159)	11,183	Goldman Sachs International
Goodyear Tire & Rubber Co. (The) (DHY)	06/20/24	5.000%(Q)	1,000	3.586%	68,017	(681)	68,698	Goldman Sachs International
Goodyear Tire & Rubber Co. (The) (DHY)	06/20/24	5.000%(Q)	1,500	3.586%	102,026	(5,159)	107,185	Goldman Sachs International
HCA, Inc. (DHY)	06/20/24	5.000%(Q)	1,000	1.185%	182,134	(681)	182,815	Goldman Sachs International
HCA, Inc. (DHY)	06/20/24	5.000%(Q)	1,500	1.185%	273,200	(5,159)	278,359	Goldman Sachs International
HD Supply Holdings, Inc. (DHY)	06/20/24	5.000%(Q)	1,000	0.621%	210,331	(681)	211,012	Goldman Sachs International
HD Supply Holdings, Inc. (DHY)	06/20/24	5.000%(Q)	1,500	0.621%	315,496	(5,159)	320,655	Goldman Sachs International
Hertz Corp. (The) (DHY)	06/20/24	5.000%(Q)	1,000	4.263%	37,797	(681)	38,478	Goldman Sachs International

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)*(cont’d.):
Hertz Corp. (The) (DHY)	06/20/24	5.000%(Q)	1,500	4.263%	$ 56,695	$ (5,159)	$ 61,854	Goldman Sachs International
Iron Mountain, Inc. (DHY)	06/20/24	5.000%(Q)	1,000	0.751%	203,718	(681)	204,399	Goldman Sachs International
Iron Mountain, Inc. (DHY)	06/20/24	5.000%(Q)	1,500	0.751%	305,578	(5,159)	310,737	Goldman Sachs International
iStar, Inc. (DHY)	06/20/24	5.000%(Q)	1,000	1.862%	147,542	(681)	148,223	Goldman Sachs International
iStar, Inc. (DHY)	06/20/24	5.000%(Q)	1,500	1.862%	221,313	(5,159)	226,472	Goldman Sachs International
J. C. Penney Co., Inc. (DHY)	06/20/24	5.000%(Q)	1,000	*	(560,882)	(681)	(560,201)	Goldman Sachs International
J. C. Penney Co., Inc. (DHY)	06/20/24	5.000%(Q)	1,500	*	(841,324)	(5,159)	(836,165)	Goldman Sachs International
K. Hovnanian Enterprises, Inc. (DHY)	06/20/24	5.000%(Q)	1,000	16.661%	(322,843)	(681)	(322,162)	Goldman Sachs International
K. Hovnanian Enterprises, Inc. (DHY)	06/20/24	5.000%(Q)	1,500	16.661%	(484,264)	(5,159)	(479,105)	Goldman Sachs International
KB Home (DHY)	06/20/24	5.000%(Q)	1,000	1.807%	151,488	(681)	152,169	Goldman Sachs International
KB Home (DHY)	06/20/24	5.000%(Q)	1,500	1.807%	227,233	(5,159)	232,392	Goldman Sachs International
L Brands, Inc. (DHY)	06/20/24	5.000%(Q)	1,000	3.570%	68,796	(681)	69,477	Goldman Sachs International
L Brands, Inc. (DHY)	06/20/24	5.000%(Q)	1,500	3.570%	103,194	(5,159)	108,353	Goldman Sachs International
Lennar Corp. (DHY)	06/20/24	5.000%(Q)	1,000	1.176%	182,652	(681)	183,333	Goldman Sachs International
Lennar Corp. (DHY)	06/20/24	5.000%(Q)	1,500	1.176%	273,978	(5,159)	279,137	Goldman Sachs International
Liberty Interactive LLC (DHY)	06/20/24	5.000%(Q)	1,000	1.533%	164,287	(681)	164,968	Goldman Sachs International
Liberty Interactive LLC (DHY)	06/20/24	5.000%(Q)	1,500	1.533%	246,431	(5,159)	251,590	Goldman Sachs International

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)*(cont’d.):
MBIA, Inc. (DHY)	06/20/24	5.000%(Q)	1,000	1.978%	$ 142,190	$ (681)	$ 142,871	Goldman Sachs International
MBIA, Inc. (DHY)	06/20/24	5.000%(Q)	1,500	1.978%	213,285	(5,159)	218,444	Goldman Sachs International
McClatchy Co. (DHY)	06/20/24	5.000%(Q)	1,000	13.004%	(239,516)	(681)	(238,835)	Goldman Sachs International
McClatchy Co. (DHY)	06/20/24	5.000%(Q)	1,500	13.004%	(359,274)	(5,159)	(354,115)	Goldman Sachs International
MDC Holdings, Inc. (DHY)	06/20/24	5.000%(Q)	1,000	0.963%	193,120	(681)	193,801	Goldman Sachs International
MDC Holdings, Inc. (DHY)	06/20/24	5.000%(Q)	1,500	0.963%	289,680	(5,159)	294,839	Goldman Sachs International
Meritor, Inc. (DHY)	06/20/24	5.000%(Q)	1,000	1.457%	168,589	(681)	169,270	Goldman Sachs International
Meritor, Inc. (DHY)	06/20/24	5.000%(Q)	1,500	1.457%	252,884	(5,159)	258,043	Goldman Sachs International
MGIC Investment Corp. (DHY)	06/20/24	5.000%(Q)	1,000	1.031%	189,524	(681)	190,205	Goldman Sachs International
MGIC Investment Corp. (DHY)	06/20/24	5.000%(Q)	1,500	1.031%	284,285	(5,159)	289,444	Goldman Sachs International
MGM Resorts International (DHY)	06/20/24	5.000%(Q)	1,000	1.316%	175,622	(681)	176,303	Goldman Sachs International
MGM Resorts International (DHY)	06/20/24	5.000%(Q)	1,500	1.316%	263,432	(5,159)	268,591	Goldman Sachs International
Murphy Oil Corp. (DHY)	06/20/24	5.000%(Q)	1,000	1.691%	156,580	(681)	157,261	Goldman Sachs International
Murphy Oil Corp. (DHY)	06/20/24	5.000%(Q)	1,500	1.691%	234,870	(5,159)	240,029	Goldman Sachs International
Nabors Industries, Inc. (DHY)	06/20/24	5.000%(Q)	1,000	6.337%	(47,824)	(681)	(47,143)	Goldman Sachs International
Nabors Industries, Inc. (DHY)	06/20/24	5.000%(Q)	1,500	6.337%	(71,737)	(5,159)	(66,578)	Goldman Sachs International
Navient Corp. (DHY)	06/20/24	5.000%(Q)	1,000	3.135%	88,224	(681)	88,905	Goldman Sachs International

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)*(cont’d.):
Navient Corp. (DHY)	06/20/24	5.000%(Q)	1,500	3.135%	$ 132,335	$ (5,159)	$ 137,494	Goldman Sachs International
Neiman Marcus Group Ltd. LLC (The) (DHY)	06/20/24	5.000%(Q)	1,000	*	(534,384)	(681)	(533,703)	Goldman Sachs International
Neiman Marcus Group Ltd. LLC (The) (DHY)	06/20/24	5.000%(Q)	1,500	*	(801,576)	(5,159)	(796,417)	Goldman Sachs International
New Albertsons, Inc. (DHY)	06/20/24	5.000%(Q)	1,000	3.369%	77,761	(681)	78,442	Goldman Sachs International
New Albertsons, Inc. (DHY)	06/20/24	5.000%(Q)	1,500	3.369%	116,642	(5,159)	121,801	Goldman Sachs International
NOVA Chemicals Corp. (DHY)	06/20/24	5.000%(Q)	1,000	1.419%	170,391	(681)	171,072	Goldman Sachs International
NOVA Chemicals Corp. (DHY)	06/20/24	5.000%(Q)	1,500	1.419%	255,587	(5,159)	260,746	Goldman Sachs International
NRG Energy, Inc. (DHY)	06/20/24	5.000%(Q)	1,000	1.402%	171,374	(681)	172,055	Goldman Sachs International
NRG Energy, Inc. (DHY)	06/20/24	5.000%(Q)	1,500	1.402%	257,061	(5,159)	262,220	Goldman Sachs International
Olin Corp. (DHY)	06/20/24	5.000%(Q)	1,000	1.424%	170,153	(681)	170,834	Goldman Sachs International
Olin Corp. (DHY)	06/20/24	5.000%(Q)	1,500	1.424%	255,230	(5,159)	260,389	Goldman Sachs International
Pactiv LLC (DHY)	06/20/24	5.000%(Q)	1,000	1.744%	154,434	(681)	155,115	Goldman Sachs International
Pactiv LLC (DHY)	06/20/24	5.000%(Q)	1,500	1.744%	231,650	(5,159)	236,809	Goldman Sachs International
Pitney Bowes, Inc. (DHY)	06/20/24	5.000%(Q)	1,000	7.082%	(77,682)	(681)	(77,001)	Goldman Sachs International
Pitney Bowes, Inc. (DHY)	06/20/24	5.000%(Q)	1,500	7.082%	(116,523)	(5,159)	(111,364)	Goldman Sachs International
PolyOne Corp. (DHY)	06/20/24	5.000%(Q)	1,000	0.958%	193,375	(681)	194,056	Goldman Sachs International

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)*(cont’d.):
PolyOne Corp. (DHY)	06/20/24	5.000%(Q)	1,500	0.958%	$ 290,062	$ (5,159)	$ 295,221	Goldman Sachs International
PulteGroup, Inc. (DHY)	06/20/24	5.000%(Q)	1,000	1.091%	186,934	(681)	187,615	Goldman Sachs International
PulteGroup, Inc. (DHY)	06/20/24	5.000%(Q)	1,500	1.091%	280,402	(5,159)	285,561	Goldman Sachs International
Radian Group, Inc. (DHY)	06/20/24	5.000%(Q)	1,000	1.155%	183,412	(681)	184,093	Goldman Sachs International
Radian Group, Inc. (DHY)	06/20/24	5.000%(Q)	1,500	1.155%	275,118	(5,159)	280,277	Goldman Sachs International
Realogy Group LLC (DHY)	06/20/24	5.000%(Q)	1,000	9.433%	(157,154)	(681)	(156,473)	Goldman Sachs International
Realogy Group LLC (DHY)	06/20/24	5.000%(Q)	1,500	9.433%	(235,732)	(5,159)	(230,573)	Goldman Sachs International
Rite Aid Corp. (DHY)	06/20/24	5.000%(Q)	1,000	17.135%	(350,591)	(681)	(349,910)	Goldman Sachs International
Rite Aid Corp. (DHY)	06/20/24	5.000%(Q)	1,500	17.135%	(525,886)	(5,159)	(520,727)	Goldman Sachs International
RR Donnelley & Sons Co. (DHY)	06/20/24	5.000%(Q)	1,000	9.339%	(153,751)	(681)	(153,070)	Goldman Sachs International
RR Donnelley & Sons Co. (DHY)	06/20/24	5.000%(Q)	1,500	9.339%	(230,627)	(5,159)	(225,468)	Goldman Sachs International
Sabre Corp. (DHY)	06/20/24	5.000%(Q)	1,000	0.600%	211,669	(681)	212,350	Goldman Sachs International
Sabre Corp. (DHY)	06/20/24	5.000%(Q)	1,500	0.600%	317,503	(5,159)	322,662	Goldman Sachs International
Safeway, Inc. (DHY)	06/20/24	5.000%(Q)	1,000	2.395%	123,242	(681)	123,923	Goldman Sachs International
Safeway, Inc. (DHY)	06/20/24	5.000%(Q)	1,500	2.395%	184,863	(5,159)	190,022	Goldman Sachs International
Sanmina Corp. (DHY)	06/20/24	5.000%(Q)	1,000	0.113%	236,314	(681)	236,995	Goldman Sachs International
Sanmina Corp. (DHY)	06/20/24	5.000%(Q)	1,500	0.113%	354,471	(5,159)	359,630	Goldman Sachs International
Sealed Air Corp. (DHY)	06/20/24	5.000%(Q)	1,000	1.006%	190,962	(681)	191,643	Goldman Sachs International

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)*(cont’d.):
Sealed Air Corp. (DHY)	06/20/24	5.000%(Q)	1,500	1.006%	$ 286,443	$ (5,159)	$ 291,602	Goldman Sachs International
Springleaf Finance Corp. (DHY)	06/20/24	5.000%(Q)	1,000	1.776%	152,132	(681)	152,813	Goldman Sachs International
Springleaf Finance Corp. (DHY)	06/20/24	5.000%(Q)	1,500	1.776%	228,198	(5,159)	233,357	Goldman Sachs International
Sprint Communications, Inc. (DHY)	06/20/24	5.000%(Q)	1,000	1.974%	142,734	(681)	143,415	Goldman Sachs International
Sprint Communications, Inc. (DHY)	06/20/24	5.000%(Q)	1,500	1.974%	214,101	(5,159)	219,260	Goldman Sachs International
Staples, Inc. (DHY)	06/20/24	5.000%(Q)	1,000	5.774%	(26,800)	(681)	(26,119)	Goldman Sachs International
Staples, Inc. (DHY)	06/20/24	5.000%(Q)	1,500	5.774%	(40,199)	(5,159)	(35,040)	Goldman Sachs International
Talen Energy Supply LLC (DHY)	06/20/24	5.000%(Q)	1,000	8.688%	(132,301)	(681)	(131,620)	Goldman Sachs International
Talen Energy Supply LLC (DHY)	06/20/24	5.000%(Q)	1,500	8.688%	(198,451)	(5,159)	(193,292)	Goldman Sachs International
Targa Resources Partners LP (DHY)	06/20/24	5.000%(Q)	1,000	0.922%	194,765	(681)	195,446	Goldman Sachs International
Targa Resources Partners LP (DHY)	06/20/24	5.000%(Q)	1,500	0.922%	292,148	(5,159)	297,307	Goldman Sachs International
TEGNA, Inc. (DHY)	06/20/24	5.000%(Q)	1,000	1.510%	165,858	(681)	166,539	Goldman Sachs International
TEGNA, Inc. (DHY)	06/20/24	5.000%(Q)	1,500	1.510%	248,787	(5,159)	253,946	Goldman Sachs International
Tenet Healthcare Corp. (DHY)	06/20/24	5.000%(Q)	1,000	5.518%	(15,695)	(681)	(15,014)	Goldman Sachs International

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)*(cont’d.):
Tenet Healthcare Corp. (DHY)	06/20/24	5.000%(Q)	1,500	5.518%	$ (23,543)	$ (5,159)	$ (18,384)	Goldman Sachs International
Tesla, Inc. (DHY)	06/20/24	5.000%(Q)	1,000	6.511%	(51,794)	(681)	(51,113)	Goldman Sachs International
Tesla, Inc. (DHY)	06/20/24	5.000%(Q)	1,500	6.416%	(73,468)	(5,159)	(68,309)	Goldman Sachs International
Teva Pharmaceutical Industries Ltd. (DHY)	06/20/24	5.000%(Q)	1,000	6.806%	(65,854)	(681)	(65,173)	Goldman Sachs International
Teva Pharmaceutical Industries Ltd. (DHY)	06/20/24	5.000%(Q)	1,500	6.806%	(98,780)	(5,159)	(93,621)	Goldman Sachs International
T-Mobile US, Inc. (DHY)	06/20/24	5.000%(Q)	1,000	1.375%	172,130	(681)	172,811	Goldman Sachs International
T-Mobile US, Inc. (DHY)	06/20/24	5.000%(Q)	1,500	1.375%	258,195	(5,159)	263,354	Goldman Sachs International
Toll Brothers, Inc. (DHY)	06/20/24	5.000%(Q)	1,000	1.033%	189,776	(681)	190,457	Goldman Sachs International
Toll Brothers, Inc. (DHY)	06/20/24	5.000%(Q)	1,500	1.033%	284,664	(5,159)	289,823	Goldman Sachs International
TransDigm, Inc. (DHY)	06/20/24	5.000%(Q)	1,000	1.628%	160,226	(681)	160,907	Goldman Sachs International
TransDigm, Inc. (DHY)	06/20/24	5.000%(Q)	1,500	1.628%	240,340	(5,159)	245,499	Goldman Sachs International
Transocean, Inc. (DHY)	06/20/24	5.000%(Q)	1,000	6.553%	(56,624)	(681)	(55,943)	Goldman Sachs International
Transocean, Inc. (DHY)	06/20/24	5.000%(Q)	1,500	6.553%	(84,937)	(5,159)	(79,778)	Goldman Sachs International
Unisys Corp. (DHY)	06/20/24	5.000%(Q)	1,000	3.104%	89,193	(681)	89,874	Goldman Sachs International
Unisys Corp. (DHY)	06/20/24	5.000%(Q)	1,500	3.104%	133,790	(5,159)	138,949	Goldman Sachs International
United Airlines Holdings, Inc. (DHY)	06/20/24	5.000%(Q)	1,500	1.030%	284,802	(5,159)	289,961	Goldman Sachs International

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)*(cont’d.):
United Continental Holdings, Inc. (DHY)	06/20/24	5.000%(Q)	1,000	1.030%	$ 189,868	$ (681)	$ 190,549	Goldman Sachs International
United Rentals North America, Inc. (DHY)	06/20/24	5.000%(Q)	1,000	1.567%	163,409	(681)	164,090	Goldman Sachs International
United Rentals North America, Inc. (DHY)	06/20/24	5.000%(Q)	1,500	1.567%	245,113	(5,159)	250,272	Goldman Sachs International
United States Steel Corp. (DHY)	06/20/24	5.000%(Q)	1,000	5.831%	(28,868)	(681)	(28,187)	Goldman Sachs International
United States Steel Corp. (DHY)	06/20/24	5.000%(Q)	1,500	5.831%	(43,302)	(5,159)	(38,143)	Goldman Sachs International
Uniti Group, Inc. (DHY)	06/20/24	5.000%(Q)	1,000	9.512%	(150,570)	(681)	(149,889)	Goldman Sachs International
Uniti Group, Inc. (DHY)	06/20/24	5.000%(Q)	1,500	9.512%	(225,854)	(5,159)	(220,695)	Goldman Sachs International
Universal Health Services, Inc. (DHY)	06/20/24	5.000%(Q)	1,000	0.552%	213,800	(681)	214,481	Goldman Sachs International
Universal Health Services, Inc. (DHY)	06/20/24	5.000%(Q)	1,500	0.552%	320,700	(5,159)	325,859	Goldman Sachs International
Univision Communications, Inc. (DHY)	06/20/24	5.000%(Q)	1,000	2.862%	100,465	(681)	101,146	Goldman Sachs International
Univision Communications, Inc. (DHY)	06/20/24	5.000%(Q)	1,500	2.862%	150,698	(5,159)	155,857	Goldman Sachs International
Vistra Energy Corp. (DHY)	06/20/24	5.000%(Q)	1,000	1.985%	141,864	(681)	142,545	Goldman Sachs International
Vistra Energy Corp. (DHY)	06/20/24	5.000%(Q)	1,500	1.985%	212,796	(5,159)	217,955	Goldman Sachs International

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)*(cont’d.):
Whiting Petroleum Corp. (DHY)	06/20/24	5.000%(Q)	1,000	4.615%	$ 21,970	$ (681)	$ 22,651	Goldman Sachs International
Whiting Petroleum Corp. (DHY)	06/20/24	5.000%(Q)	1,500	4.615%	32,955	(5,159)	38,114	Goldman Sachs International
Xerox Corp. (DHY)	06/20/24	5.000%(Q)	1,000	2.155%	134,421	(681)	135,102	Goldman Sachs International
Xerox Corp. (DHY)	06/20/24	5.000%(Q)	1,500	2.155%	201,632	(5,159)	206,791	Goldman Sachs International
Yum! Brands, Inc. (DHY)	06/20/24	5.000%(Q)	1,000	0.722%	205,302	(681)	205,983	Goldman Sachs International
Yum! Brands, Inc. (DHY)	06/20/24	5.000%(Q)	1,500	0.722%	307,953	(5,159)	313,112	Goldman Sachs International
					$(111,664,339)	$14,804,662	$(126,469,001)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on credit indices— Buy Protection(1)*:
CDX.EM.26.V2 (D01)	12/20/21	1.000%(Q)	48,500	$ 22,827	$ (26,054)	$ 48,881	Barclays Bank PLC
CDX.EM.27.V2 (D02)	06/20/22	1.000%(Q)	145,500	435,460	(56,423)	491,883	Barclays Bank PLC
CDX.EM.29.V1 (D03)	06/20/23	1.000%(Q)	250,000	3,894,929	(145,338)	4,040,267	Barclays Bank PLC
CDX.EM.29.V1 (D04)	06/20/23	1.000%(Q)	150,000	2,336,957	(83,444)	2,420,401	Barclays Bank PLC
CDX.EM.29.V1 (D05)	06/20/23	1.000%(Q)	175,000	2,726,450	(71,040)	2,797,490	Barclays Bank PLC
CDX.EM.29.V1 (D06)	06/20/23	1.000%(Q)	50,000	778,986	(46,107)	825,093	Citibank, N.A.
CDX.EM.29.V1 (D07)	06/20/23	1.000%(Q)	75,000	1,168,479	(4,135)	1,172,614	Barclays Bank PLC
CDX.EM.29.V1 (D08)	06/20/23	1.000%(Q)	100,000	1,557,972	22,051	1,535,921	Citibank, N.A.
CDX.EM.29.V1 (D09)	06/20/23	1.000%(Q)	50,000	778,986	30,106	748,880	Citibank, N.A.
CDX.EM.30.V1 (D10)	12/20/23	1.000%(Q)	350,000	8,277,925	592,489	7,685,436	Barclays Bank PLC
CDX.EM.30.V1 (D11)	12/20/23	1.000%(Q)	150,000	3,547,682	261,526	3,286,156	Barclays Bank PLC
CDX.EM.30.V1 (D12)	12/20/23	1.000%(Q)	350,000	8,277,925	(134,818)	8,412,743	Barclays Bank PLC
CDX.EM.30.V1 (D13)	12/20/23	1.000%(Q)	150,000	3,547,682	(53,978)	3,601,660	Barclays Bank PLC
CDX.EM.30.V1 (D14)	12/20/23	1.000%(Q)	75,000	1,773,841	(4,181)	1,778,022	Barclays Bank PLC
CDX.EM.30.V1 (D15)	12/20/23	1.000%(Q)	150,000	3,547,682	98,072	3,449,610	Barclays Bank PLC
CDX.EM.30.V1 (D16)	12/20/23	1.000%(Q)	100,000	2,365,121	53,073	2,312,048	Citibank, N.A.
CDX.EM.30.V1 (D17)	12/20/23	1.000%(Q)	100,000	2,365,121	71,220	2,293,901	Citibank, N.A.
CDX.EM.30.V1 (D18)	12/20/23	1.000%(Q)	50,000	1,182,561	50,046	1,132,515	Citibank, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on credit indices— Buy Protection(1)*(cont’d.):
CDX.EM.31.V1 (D19)	06/20/24	1.000%(Q)	150,000	$ 3,832,356	$ (299,517)	$ 4,131,873	Citibank, N.A.
CDX.EM.31.V1 (D20)	06/20/24	1.000%(Q)	100,000	2,554,904	(189,408)	2,744,312	Citibank, N.A.
CDX.EM.31.V1 (D21)	06/20/24	1.000%(Q)	100,000	2,554,904	(188,443)	2,743,347	Citibank, N.A.
CDX.EM.31.V1 (D22)	06/20/24	1.000%(Q)	100,000	2,554,904	80,826	2,474,078	Citibank, N.A.
CDX.EM.31.V1 (D23)	06/20/24	1.000%(Q)	200,000	5,109,807	(390,805)	5,500,612	Citibank, N.A.
CDX.EM.31.V1 (D24)	06/20/24	1.000%(Q)	150,000	3,832,356	(205,172)	4,037,528	Barclays Bank PLC
CDX.EM.31.V1 (D25)	06/20/24	1.000%(Q)	350,000	8,942,163	(478,736)	9,420,899	Barclays Bank PLC
CDX.EM.31.V1 (D26)	06/20/24	1.000%(Q)	100,000	2,554,904	(195,402)	2,750,306	Citibank, N.A.
CDX.EM.31.V1 (D27)	06/20/24	1.000%(Q)	400,000	10,219,615	(536,564)	10,756,179	Barclays Bank PLC
CDX.EM.31.V1 (D28)	06/20/24	1.000%(Q)	200,000	5,109,807	(379,023)	5,488,830	Goldman Sachs International
CDX.EM.31.V1 (D29)	06/20/24	1.000%(Q)	100,000	2,554,904	(105,085)	2,659,989	Citibank, N.A.
CDX.EM.31.V1 (D30)	06/20/24	1.000%(Q)	100,000	2,554,904	(102,376)	2,657,280	Goldman Sachs International
CDX.EM.31.V1 (D31)	06/20/24	1.000%(Q)	100,000	2,554,904	(102,376)	2,657,280	Goldman Sachs International
CDX.EM.31.V1 (D32)	06/20/24	1.000%(Q)	100,000	2,554,904	(102,376)	2,657,280	Citibank, N.A.
CDX.EM.31.V1 (D33)	06/20/24	1.000%(Q)	50,000	1,277,452	(51,188)	1,328,640	Citibank, N.A.
				$107,349,374	$(2,692,580)	$110,041,954
*	The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The fund bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The up-front premium is attached to the index of the trade. Each swap is priced individually. If the packaged deal is closed out early, all of the component swaps terminate. Individual packages in the tables above are denoted by the corresponding footnotes (D01 – D33).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Eskom Holdings SOC Ltd.	12/20/23	1.000%(Q)	EUR	39,620	$ 4,704,237	$ 7,982,002	$ (3,277,765)	Deutsche Bank AG
General Electric Co.	12/20/21	1.000%(Q)		3,000	(52,967)	(39,192)	(13,775)	BNP Paribas S.A.
Hellenic Republic	06/20/20	1.000%(Q)		97,000	(271,379)	127,811	(399,190)	Barclays Bank PLC
Hellenic Republic	06/20/23	1.000%(Q)		5,000	127,084	426,208	(299,124)	Bank of America, N.A.
Kingdom of Spain	03/20/23	1.000%(Q)	EUR	20,000	(739,227)	(610,061)	(129,166)	Deutsche Bank AG

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)			Fair Value		Upfront Premiums Paid (Received)		Unrealized Appreciation (Depreciation)		Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)(cont’d.):
Kingdom of Spain	06/20/23	1.000%(Q)		63,700	$ (1,974,856)		$ (1,421,932)		$ (552,924)		Bank of America, N.A.
Kingdom of Spain	12/20/23	1.000%(Q)	EUR	100,000	(3,840,518)		(2,713,502)		(1,127,016)		Bank of America, N.A.
Petroleos Mexicanos	06/20/21	1.000%(Q)		13,500	359,698		111,235		248,463		Citibank, N.A.
Petroleos Mexicanos	12/20/21	1.000%(Q)		6,000	226,613		174,568		52,045		HSBC Bank USA, N.A.
Petroleos Mexicanos	12/20/22	1.000%(Q)		17,000	1,062,842		564,858		497,984		Citibank, N.A.
Petroleos Mexicanos	06/20/24	1.000%(Q)		17,000	1,816,711		1,963,877		(147,166)		Citibank, N.A.
Republic of Argentina	12/20/19	5.000%(Q)		15,000	(84,715)		(550,465)		465,750		Barclays Bank PLC
Republic of Argentina	09/20/20	5.000%(Q)		1,450	86,945		46,208		40,737		Barclays Bank PLC
Republic of Argentina	09/20/20	5.000%(Q)		1,000	59,962		22,606		37,356		Barclays Bank PLC
Republic of Argentina	12/20/20	5.000%(Q)		14,950	1,077,239		2,050,659		(973,420)		Barclays Bank PLC
Republic of Argentina	06/20/21	5.000%(Q)		8,000	757,465		1,542,222		(784,757)		Barclays Bank PLC
Republic of Argentina	12/20/21	5.000%(Q)		15,000	1,564,870		466,629		1,098,241		Barclays Bank PLC
Republic of Argentina	03/20/22	5.000%(Q)		20,000	2,176,785		3,935,034		(1,758,249)		Barclays Bank PLC
Republic of Argentina	03/20/23	5.000%(Q)		23,200	2,798,869		4,717,802		(1,918,933)		Barclays Bank PLC
Republic of Italy	12/20/21	1.000%(Q)		50,000	(331,792)		921,696		(1,253,488)		HSBC Bank USA, N.A.
Republic of Italy	06/20/23	1.000%(Q)		39,900	(11,879)		553,157		(565,036)		Bank of America, N.A.
Republic of Italy	12/20/23	1.000%(Q)	EUR	89,000	(660,839)		358,710		(1,019,549)		Deutsche Bank AG
Republic of Italy	12/20/36	1.000%(Q)	EUR	39,000	2,276,880		3,039,741		(762,861)		Deutsche Bank AG
Republic of Portugal	09/20/23	1.000%(Q)		8,500	(265,792)		(69,604)		(196,188)		Deutsche Bank AG
Republic of South Africa	12/20/21	1.000%(Q)		10,000	6,841		152,503		(145,662)		Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)		19,685	(83,005)		110,473		(193,478)		Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)		19,445	(81,993)		276,563		(358,556)		Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)		6,615	(27,893)		34,921		(62,814)		Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)		6,450	(27,198)		102,732		(129,930)		Citibank, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value		Upfront Premiums Paid (Received)		Unrealized Appreciation (Depreciation)		Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)(cont’d.):
United Mexican States	06/20/23	1.000%(Q)	6,435	$ (27,134)		$ 94,109		$ (121,243)		Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	3,210	(13,536)		18,004		(31,540)		Citibank, N.A.
				$10,608,318		$24,389,572		$(13,781,254)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Arab Republic of Egypt	06/20/20	1.000%(Q)	49,000	1.655%	$ (226,536)	$ (828,368)	$ 601,832	Deutsche Bank AG
Brooklyn^	12/20/19	—%(Q)	151,690	*	(19,698)	(42,279)	22,581	Citibank, N.A.
Cemex	06/20/24	5.000%(Q)	13,400	2.599%	1,488,861	1,129,152	359,709	Credit Suisse International
Emirate of Abu Dhabi	06/20/24	1.000%(Q)	15,000	0.469%	390,769	306,302	84,467	HSBC Bank USA, N.A.
Eskom Holdings SOC Ltd.	12/20/23	1.000%(Q)	45,000	3.657%	(4,583,461)	(7,636,097)	3,052,636	Deutsche Bank AG
Federative Republic of Brazil	09/20/19	1.000%(Q)	116,440	0.325%	246,445	68,067	178,378	HSBC Bank USA, N.A.
Government of Jamaica	12/20/19	1.000%(Q)	9,000	2.715%	(49,504)	(18,983)	(30,521)	Credit Suisse International
Government of Jamaica	12/20/19	1.000%(Q)	2,500	2.715%	(13,751)	(4,356)	(9,395)	Citibank, N.A.
Hellenic Republic	12/20/19	1.000%(Q)	17,500	0.546%	51,489	44,428	7,061	Bank of America, N.A.
Hellenic Republic	06/20/23	1.000%(Q)	15,000	2.020%	(538,048)	(1,577,390)	1,039,342	Bank of America, N.A.
Hellenic Republic	06/20/23	1.000%(Q)	15,000	2.020%	(538,048)	(1,599,539)	1,061,491	Bank of America, N.A.
Hellenic Republic	06/20/23	1.000%(Q)	5,000	2.020%	(179,349)	(482,055)	302,706	Bank of America, N.A.
Hellenic Republic	06/20/24	1.000%(Q)	20,000	2.359%	(1,182,828)	(4,165,614)	2,982,786	Citibank, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Hellenic Republic	06/20/24	1.000%(Q)	13,130	2.359%	$ (776,527)	$ (2,613,854)	$ 1,837,327	Barclays Bank PLC
Hellenic Republic	12/20/25	1.000%(Q)	14,840	2.779%	(1,442,301)	(2,520,723)	1,078,422	Bank of America, N.A.
Husky Energy, Inc.	06/20/20	1.000%(Q)	13,690	0.235%	109,209	(382,130)	491,339	Morgan Stanley & Co. International PLC
Israel Electric Corp. Ltd.	12/20/21	1.000%(Q)	35,000	0.462%	483,749	(274,155)	757,904	Barclays Bank PLC
Kingdom of Saudi Arabia	06/20/21	1.000%(Q)	30,000	0.276%	440,881	366,310	74,571	HSBC Bank USA, N.A.
Kingdom of Saudi Arabia	06/20/21	1.000%(Q)	25,000	0.276%	367,401	270,533	96,868	HSBC Bank USA, N.A.
Kingdom of Saudi Arabia	06/20/22	1.000%(Q)	92,000	0.397%	1,673,964	1,331,700	342,264	HSBC Bank USA, N.A.
Kingdom of Saudi Arabia	06/20/24	1.000%(Q)	14,550	0.715%	210,395	66,010	144,385	Morgan Stanley & Co. International PLC
Kingdom of Spain	06/20/23	1.000%(Q)	63,700	0.327%	1,688,388	870,483	817,905	Bank of America, N.A.
Kingdom of Spain	06/20/23	1.000%(Q)	25,000	0.327%	662,633	340,714	321,919	Bank of America, N.A.
Kingdom of Spain	12/20/23	1.000%(Q)	114,000	0.370%	3,164,992	1,766,225	1,398,767	Bank of America, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	16,410	3.179%	(1,246,519)	(818,378)	(428,141)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	16,205	3.179%	(1,230,947)	(970,102)	(260,845)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	5,515	3.179%	(418,925)	(276,334)	(142,591)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	5,365	3.179%	(407,530)	(329,133)	(78,397)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	5,360	3.179%	(407,151)	(322,867)	(84,284)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	2,730	3.179%	(207,373)	(136,071)	(71,302)	Citibank, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at July 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Petroleos Mexicanos	12/20/23	1.000%(Q)		12,000	3.364%	$(1,100,946)	$ (970,391)	$ (130,555)	Barclays Bank PLC
Petroleos Mexicanos	06/20/25	1.000%(Q)		7,000	3.786%	(967,245)	(634,187)	(333,058)	Citibank, N.A.
Petroleos Mexicanos	12/20/28	1.000%(Q)		10,000	4.343%	(2,320,910)	(1,643,348)	(677,562)	Citibank, N.A.
Republic of Bulgaria	06/20/20	1.000%(Q)		5,000	0.280%	37,863	40,941	(3,078)	Citibank, N.A.
Republic of Colombia	12/20/26	1.000%(Q)		22,275	1.304%	(427,458)	(1,921,550)	1,494,092	Citibank, N.A.
Republic of Hungary	06/20/20	1.000%(Q)		50,000	0.145%	438,804	526,639	(87,835)	Citibank, N.A.
Republic of Indonesia	12/20/21	1.000%(Q)		49,750	0.380%	782,499	(992,038)	1,774,537	Citibank, N.A.
Republic of Italy	09/20/20	1.000%(Q)		29,050	0.703%	131,735	98,365	33,370	JPMorgan Chase Bank, N.A.
Republic of Italy	06/20/21	1.000%(Q)		25,000	0.902%	74,783	(270,832)	345,615	JPMorgan Chase Bank, N.A.
Republic of Italy	12/20/21	1.000%(Q)		50,000	1.085%	(40,053)	(1,174,506)	1,134,453	HSBC Bank USA, N.A.
Republic of Italy	06/20/23	1.000%(Q)		39,900	1.445%	(602,752)	(1,897,508)	1,294,756	Bank of America, N.A.
Republic of Italy	12/20/23	1.000%(Q)		110,000	1.122%	(424,311)	(1,562,668)	1,138,357	Deutsche Bank AG
Republic of Italy	12/20/23	1.000%(Q)		47,000	1.551%	(1,003,055)	(3,095,383)	2,092,328	Morgan Stanley & Co. International PLC
Republic of Italy	12/20/23	1.000%(Q)		40,100	1.551%	(855,798)	(2,670,789)	1,814,991	Morgan Stanley & Co. International PLC
Republic of Italy	12/20/23	1.000%(Q)		17,000	1.551%	(362,807)	(1,033,455)	670,648	Morgan Stanley & Co. International PLC
Republic of Italy	06/20/28	1.000%(Q)	EUR	60,000	1.224%	(1,184,434)	(2,171,382)	986,948	Deutsche Bank AG

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Republic of Kazakhstan	06/20/22	1.000%(Q)	5,000	0.332%	$ 100,389	$ 98,962	$ 1,427	HSBC Bank USA, N.A.
Republic of Korea	09/20/19	1.000%(Q)	72,210	0.083%	177,500	85,743	91,757	Citibank, N.A.
Republic of Panama	06/20/22	1.000%(Q)	4,800	0.236%	109,510	36,284	73,226	Citibank, N.A.
Republic of Portugal	09/20/21	1.000%(Q)	13,500	0.141%	261,052	140,962	120,090	Deutsche Bank AG
Republic of Portugal	06/20/23	1.000%(Q)	10,000	0.315%	269,719	11,886	257,833	Bank of America, N.A.
Republic of Serbia	06/20/21	1.000%(Q)	16,000	0.328%	219,684	194,348	25,336	BNP Paribas S.A.
Republic of South Africa	12/20/19	1.000%(Q)	50,000	0.464%	163,143	151,761	11,382	BNP Paribas S.A.
Republic of South Africa	12/20/19	1.000%(Q)	15,000	0.464%	48,943	43,788	5,155	BNP Paribas S.A.
Republic of South Africa	12/20/23	1.000%(Q)	5,650	1.609%	(134,993)	(283,651)	148,658	Bank of America, N.A.
Republic of Trinidad and Tobago	03/20/20	1.000%(Q)	5,000	0.750%	13,802	(31,894)	45,696	Citibank, N.A.
Republic of Uruguay	06/20/21	1.000%(Q)	750	1.270%	(2,866)	(8,617)	5,751	Citibank, N.A.
Republic of Latvia	03/20/24	1.000%(Q)	18,000	0.625%	320,087	342,204	(22,117)	HSBC Bank USA, N.A.
Russian Federation	12/20/26	1.000%(Q)	16,000	1.363%	(368,537)	(1,393,452)	1,024,915	Citibank, N.A.
Slovak Republic	12/20/19	1.000%(Q)	30,000	0.113%	139,102	111,343	27,759	BNP Paribas S.A.
State of Illinois	06/20/21	1.000%(Q)	5,000	0.970%	8,588	(22,070)	30,658	Citibank, N.A.
State of Illinois	12/20/21	1.000%(Q)	8,000	1.110%	(10,856)	(27,176)	16,320	Citibank, N.A.
State of Illinois	06/20/24	1.000%(Q)	30,010	1.732%	(923,569)	(371,892)	(551,677)	Citibank, N.A.
United Mexican States	09/20/19	1.000%(Q)	35,000	0.323%	75,161	34,750	40,411	Citibank, N.A.
United Mexican States	12/20/23	1.000%(Q)	15,000	1.053%	(15,554)	(194,550)	178,996	Barclays Bank PLC
					$(9,863,100)	$(38,891,867)	$29,028,767

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Value at Trade Date	Value at July 31, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Buy Protection(1):
CDX.NA.HY.32.V2	06/20/24	5.000%(Q)		247,500	$ (6,187,500)	$(19,949,877)	$(13,762,377)
CDX.NA.IG.32.V1	06/20/29	1.000%(Q)		988,405	13,861,601	(1,297,535)	(15,159,136)
iTraxx Europe Senior Financials Series 29.V2	06/20/23	1.000%(Q)	EUR	215,000	(5,284,735)	(5,311,184)	(26,449)
					$ 2,389,366	$(26,558,596)	$(28,947,962)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on credit indices - Buy Protection(1):
CMBX.NA.10.AAA	11/17/59	0.500%(M)	131,000	$(632,740)	$1,485,854	$(2,118,594)	Deutsche Bank AG

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.EM.23.V3	06/20/20	1.000%(Q)	7,360	0.450%	$ 44,561	$ 54,877	$ (10,316)	Citibank, N.A.
CDX.EM.24.V3	12/20/20	1.000%(Q)	18,400	0.574%	129,596	141,132	(11,536)	Citibank, N.A.
CDX.EM.26.V2	12/20/21	1.000%(Q)	24,250	1.071%	(11,414)	70,075	(81,489)	Citibank, N.A.
CDX.EM.26.V2	12/20/21	1.000%(Q)	9,215	1.071%	(4,337)	54,040	(58,377)	Citibank, N.A.
CMBX.NA.6.AA	05/11/63	1.500%(M)	16,000	*	341,150	179,282	161,868	Deutsche Bank AG
CMBX.NA.6.AA	05/11/63	1.500%(M)	16,000	*	341,150	(57,482)	398,632	Deutsche Bank AG
					$840,706	$441,924	$398,782
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at July 31, 2019:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
CNY	623,660	06/14/24	2.900%(Q)	7 Day China Fixing Repo Rate(2)(Q)	$ 2,219	$ 313,821	$ 311,602
CNY	1,716,000	06/28/24	2.901%(Q)	7 Day China Fixing Repo Rate(2)(Q)	—	812,912	812,912
CNY	945,500	07/01/24	2.900%(Q)	7 Day China Fixing Repo Rate(2)(Q)	(1,734)	431,397	433,131
EUR	1,018,685	05/11/20	(0.054)%(A)	6 Month EURIBOR(1)(S)	(1,454,147)	(3,126,009)	(1,671,862)

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2019 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	481,990	05/11/21	(0.300)%(A)	1 Day EONIA(1)(A)	$ (582,807)	$ (2,742,033)	$ (2,159,226)
EUR	304,830	05/11/22	(0.250)%(A)	1 Day EONIA(1)(A)	(240,862)	(3,240,506)	(2,999,644)
EUR	368,055	05/11/23	(0.100)%(A)	1 Day EONIA(1)(A)	(2,068,794)	(7,483,141)	(5,414,347)
EUR	616,660	05/11/24	0.050%(A)	1 Day EONIA(1)(A)	(8,483,163)	(19,765,358)	(11,282,195)
EUR	3,500	05/11/25	0.100%(A)	1 Day EONIA(1)(A)	(20,576)	(134,568)	(113,992)
EUR	77,600	05/11/26	0.250%(A)	1 Day EONIA(1)(A)	(1,279,870)	(4,043,488)	(2,763,618)
EUR	14,900	05/11/29	0.600%(A)	1 Day EONIA(1)(A)	(567,070)	(1,362,246)	(795,176)
EUR	30,000	05/11/32	0.750%(A)	1 Day EONIA(1)(A)	(737,511)	(3,367,759)	(2,630,248)
EUR	25,200	05/11/33	0.750%(A)	1 Day EONIA(1)(A)	(469,616)	(2,813,675)	(2,344,059)
EUR	44,755	05/11/34	0.950%(A)	1 Day EONIA(1)(A)	(1,603,101)	(6,498,782)	(4,895,681)
EUR	27,040	05/11/35	0.950%(A)	1 Day EONIA(1)(A)	(1,044,619)	(3,968,243)	(2,923,624)
EUR	6,910	05/11/36	0.950%(A)	1 Day EONIA(1)(A)	(130,843)	(1,023,785)	(892,942)
EUR	48,000	05/11/37	0.950%(A)	1 Day EONIA(1)(A)	(1,369,804)	(7,173,358)	(5,803,554)
EUR	10,000	05/11/38	0.950%(A)	1 Day EONIA(1)(A)	(67,284)	(1,506,667)	(1,439,383)
EUR	72,840	05/11/39	1.100%(A)	1 Day EONIA(1)(A)	(4,008,382)	(13,525,069)	(9,516,687)
EUR	17,905	05/11/42	1.100%(A)	1 Day EONIA(1)(A)	(452,004)	(3,554,709)	(3,102,705)
GBP	68,465	05/08/24	0.950%(A)	1 Day SONIA(1)(A)	269,446	(1,995,027)	(2,264,473)
GBP	74,020	05/08/25	1.000%(A)	1 Day SONIA(1)(A)	(180,321)	(2,749,669)	(2,569,348)
GBP	34,000	05/08/27	1.050%(A)	1 Day SONIA(1)(A)	(67,655)	(1,656,746)	(1,589,091)
GBP	4,000	05/08/28	1.100%(A)	1 Day SONIA(1)(A)	(20,705)	(227,274)	(206,569)
GBP	18,985	05/08/29	1.100%(A)	1 Day SONIA(1)(A)	173,978	(1,123,957)	(1,297,935)

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2019 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
GBP	40,000	05/08/32	1.150%(A)	1 Day SONIA(1)(A)	$ (100,137)	$ (2,831,319)	$ (2,731,182)
GBP	7,905	05/08/39	1.250%(A)	1 Day SONIA(1)(A)	91,081	(824,962)	(916,043)
JPY	154,660,540	12/17/20	0.015%(S)	6 Month JPY LIBOR(1)(S)	—	(1,625,994)	(1,625,994)
JPY	67,163,700	01/29/21	(0.014)%(S)	6 Month JPY LIBOR(1)(S)	—	(656,188)	(656,188)
	1,579,525	03/12/20	2.405%(T)	1 Day USOIS(2)(T)	2,947	4,309,185	4,306,238
	2,291,160	04/25/20	2.328%(T)	1 Day USOIS(2)(T)	(37,126)	6,647,465	6,684,591
	829,451	03/31/21	2.173%(A)	1 Day USOIS(2)(A)	(290,621)	6,044,787	6,335,408
	300,700	06/15/21	1.803%(S)	3 Month LIBOR(2)(Q)	—	(514,731)	(514,731)
	855,400	07/27/21	—(3)	—(3)	—	22,046	22,046
	1,000	11/07/21	2.825%(A)	1 Day USOIS(1)(A)	—	(29,178)	(29,178)
	227,370	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	(4,501,964)	(4,501,964)
	85,960	08/31/22	2.550%(A)	1 Day USOIS(1)(A)	16,817	(2,611,826)	(2,628,643)
	180,090	08/31/22	2.552%(A)	1 Day USOIS(1)(A)	—	(5,486,788)	(5,486,788)
	182,270	02/15/24	2.115%(S)	3 Month LIBOR(1)(Q)	444,268	(2,967,504)	(3,411,772)
	388,689	02/15/24	2.151%(S)	3 Month LIBOR(1)(Q)	(427,122)	(7,000,215)	(6,573,093)
	123,815	02/15/24	2.167%(S)	3 Month LIBOR(1)(Q)	(1,134,529)	(2,325,440)	(1,190,911)
	442,345	02/15/24	2.183%(S)	3 Month LIBOR(1)(Q)	(644,185)	(8,660,400)	(8,016,215)
	83,575	05/15/24	1.808%(A)	1 Day USOIS(1)(A)	—	(803,146)	(803,146)
	273,750	08/15/24	2.168%(S)	3 Month LIBOR(1)(Q)	—	(5,562,817)	(5,562,817)
	2,331,945	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	8,126,176	(47,592,553)	(55,718,729)
	688,685	08/15/24	2.176%(S)	3 Month LIBOR(1)(Q)	2,292,198	(14,258,207)	(16,550,405)
	1,100,520	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	3,579,254	(26,580,382)	(30,159,636)

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2019 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
262,260	02/28/25	2.454%(A)	1 Day USOIS(1)(A)	$ 245,632	$ (12,301,038)	$ (12,546,670)
179,410	02/28/25	3.019%(S)	3 Month LIBOR(1)(Q)	—	(12,606,527)	(12,606,527)
1,344,704	05/31/25	2.998%(S)	3 Month LIBOR(1)(Q)	(931,186)	(86,273,549)	(85,342,363)
95,750	07/31/25	2.802%(A)	1 Day USOIS(1)(A)	—	(6,677,457)	(6,677,457)
877,140	07/31/25	3.105%(S)	3 Month LIBOR(1)(Q)	363,747	(62,516,278)	(62,880,025)
720,810	07/31/25	3.109%(S)	3 Month LIBOR(1)(Q)	402,530	(51,555,794)	(51,958,324)
50,555	10/31/25	2.492%(A)	1 Day USOIS(1)(A)	(405,278)	(2,726,291)	(2,321,013)
175,455	01/31/26	2.236%(S)	3 Month LIBOR(1)(Q)	—	(3,968,131)	(3,968,131)
1,420,997	01/31/26	2.269%(A)	1 Day USOIS(1)(A)	(9,352,371)	(58,654,233)	(49,301,862)
350,373	01/31/26	2.406%(S)	3 Month LIBOR(1)(Q)	(193,024)	(11,586,140)	(11,393,116)
226,445	03/12/26	2.290%(A)	1 Day USOIS(1)(A)	6,581	(9,653,515)	(9,660,096)
1,164,698	04/30/26	1.875%(S)	3 Month LIBOR(1)(Q)	(4,412,245)	(1,060,317)	3,351,928
382,908	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	5,004,603	(4,172,345)	(9,176,948)
149,250	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	185,091	(2,480,584)	(2,665,675)
52,350	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	(1,132,675)	(1,132,675)
179,280	02/15/27	2.068%(A)	1 Day USOIS(1)(A)	(121,574)	(5,279,683)	(5,158,109)
104,510	05/08/27	2.309%(S)	3 Month LIBOR(1)(Q)	—	(2,983,202)	(2,983,202)
76,725	05/15/27	1.823%(A)	1 Day USOIS(1)(A)	—	(936,931)	(936,931)
54,940	05/15/27	2.295%(S)	3 Month LIBOR(1)(Q)	—	(1,517,063)	(1,517,063)
74,040	05/21/28	2.421%(S)	3 Month LIBOR(1)(Q)	(18,613)	(2,902,306)	(2,883,693)
701,718	08/15/28	2.579%(A)	1 Day USOIS(1)(A)	(10,515,436)	(53,985,398)	(43,469,962)

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2019 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
435,773	08/15/28	2.835%(S)	3 Month LIBOR(1)(Q)	$ (1,877,503)	$ (34,308,610)	$ (32,431,107)
44,800	02/15/42	1.369%(A)	1 Day USOIS(1)(A)	961	4,700,424	4,699,463
18,765	11/15/43	2.659%(S)	3 Month LIBOR(1)(Q)	—	(1,750,596)	(1,750,596)
27,780	09/27/46	1.380%(A)	1 Day USOIS(1)(A)	654	3,451,737	3,451,083
22,125	04/09/48	2.545%(S)	3 Month LIBOR(1)(Q)	—	(1,890,796)	(1,890,796)
20,450	05/08/48	2.627%(S)	3 Month LIBOR(1)(Q)	—	(1,991,747)	(1,991,747)
				$(34,103,635)	$(636,093,115)	$(601,989,480)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciaton (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
	2,180	03/05/49	2.403%(Q)	1 Week MUNIPSA(1)(Q)	$ (331,646)	$ —	$ (331,646)	JPMorgan Chase Bank, N.A.
ZAR	166,800	09/22/42	8.020%(Q)	3 Month JIBAR(2)(Q)	(143,827)	—	(143,827)	Deutsche Bank AG
ZAR	259,070	10/09/42	8.320%(Q)	3 Month JIBAR(2)(Q)	344,739	(1,341)	346,080	Deutsche Bank AG
ZAR	161,920	10/10/42	8.280%(Q)	3 Month JIBAR(2)(Q)	167,039	(5,278)	172,317	BNP Paribas S.A.
ZAR	256,475	10/19/42	8.320%(Q)	3 Month JIBAR(2)(Q)	341,607	—	341,607	Deutsche Bank AG
ZAR	162,000	10/20/42	8.330%(Q)	3 Month JIBAR(2)(Q)	227,300	—	227,300	BNP Paribas S.A.
ZAR	328,000	11/28/42	8.585%(Q)	3 Month JIBAR(2)(Q)	1,125,069	—	1,125,069	Deutsche Bank AG
ZAR	156,655	09/22/47	7.890%(Q)	3 Month JIBAR(1)(Q)	189,005	—	189,005	Deutsche Bank AG
ZAR	245,000	10/09/47	8.200%(Q)	3 Month JIBAR(1)(Q)	(298,316)	1,174	(299,490)	Deutsche Bank AG
ZAR	149,775	10/10/47	8.160%(Q)	3 Month JIBAR(1)(Q)	(134,728)	4,895	(139,623)	BNP Paribas S.A.
ZAR	242,720	10/19/47	8.200%(Q)	3 Month JIBAR(1)(Q)	(296,970)	—	(296,970)	Deutsche Bank AG

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2019 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciaton (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements (cont’d.):
ZAR	150,000	10/20/47	8.210%(Q)	3 Month JIBAR(1)(Q)	$ (194,958)	$ —	$ (194,958)	BNP Paribas S.A.
ZAR	311,000	11/28/47	8.470%(Q)	3 Month JIBAR(1)(Q)	(1,083,385)	—	(1,083,385)	Deutsche Bank AG
					$ (89,071)	$ (550)	$ (88,521)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
(3)	The Fund pays the floating rate of 1 Month LIBOR plus 10.375 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.

Total return swap agreements outstanding at July 31, 2019:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
30 Year U.S. Ultra Treasury Bonds Futures(T)	–	Goldman Sachs International	8/29/19	1,784,063	$(8,437,500)	$ —	$(8,437,500)
IOS. FN30.450.10 Index(M)	1 Month LIBOR(M)	Credit Suisse International	1/12/41	27,764	(84,059)	(83,149)	(910)
IOS. FN30.500.10 Index(M)	1 Month LIBOR(M)	JPMorgan Securities LLC	1/12/41	1,425	(1,279)	(4,403)	3,124
					$(8,522,838)	$(87,552)	$(8,435,286)

(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in each Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).